UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

______________________________________________

SA FUNDS – INVESTMENT TRUST

______________________________________________________________________________

(Exact name of registrant as specified in charter)

8182 Maryland Avenue, Suite 500, St. Louis, Missouri 63105

______________________________________________________________________________

(Address of principal executive offices) (zip code)

Jeff Yorg, Esq. Chief Compliance Officer SA Funds – Investment Trust 8182 Maryland Avenue, Suite 500, St. Louis, MO 63105
(Name and address of agent for service)

Copy to:

Brian F. Link, Esq. Managing Director and Managing Counsel State Street Bank and Trust Company One Congress Street, 15th Floor Boston, Massachusetts 02114	Mark D. Perlow, Esq. Counsel to the Trust Dechert LLP 45 Fremont St., 26th Floor San Francisco, California 94105

Registrant’s telephone number, including area code: (844) 366-0905

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders.

SA U.S. Fixed Income Fund SAUFX Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about SA U.S. Fixed Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://buckinghamstrategicpartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAUFX	$41	0.40%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. Effective June 30, 2024, for this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® US Core Bond IndexSM, which is composed of U.S. dollar-denominated investment grade bonds and is designed to be representative of the U.S. bond market overall. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® US 1-3 Year Composite Government and Corporate Bond IndexSM, which is designed to measure the performance of U.S. dollar-denominated government and corporate bonds with maturities between one and three years. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2024, the Fund had a net return of 5.27%, compared to a return of 4.83% for the Fund’s Secondary Benchmark. The Fund outperformed the Secondary Benchmark for the fiscal year primarily due to the implementation of the Fund’s Variable Maturity Strategy, during which the Fund’s overall average maturity is lengthened or shortened depending on the availability of securities in the marketplace deemed to have higher expected returns by the Fund’s Sub-Adviser. During periods of the fiscal year when interest rates were rising, the Fund was overweight relative to the Secondary Benchmark in shorter maturities, while later in the fiscal year, as rates receded, the Fund began extending its maturity positioning. Overall these changes in maturity in the Fund helped the Fund outperform the Secondary Benchmark.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAUFX	5.27%	0.38%	0.55%
Primary Benchmark	2.56%	(0.26%)	1.30%
Secondary Benchmark	4.83%	1.21%	1.34%

Key Fund Statistics
Total Net Assets	$467,540,458
# of Portfolio Holdings	78
Portfolio Turnover Rate	154%
Total Advisory Fees Paid	$591,661

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Portfolio Composition (As a % of long-term investments)
U.S. Government & Agency Obligations	60.8%
Corporate Bonds and Notes	24.8
Yankee Corporate Bonds and Notes	14.4

Material Fund Changes

This is a summary of certain changes in the Fund since July 1, 2023. For complete information you may review the Fund's prospectus, as supplemented to date, which is available at the website included at the beginning of the report or upon request at 1-844-366-0905.

Effective March 5th, 2024, the Fund's investment objective was changed to maximize total return available from a universe of higher-quality fixed income investments maturing in one to ten years from the date of settlement.

The Fund made three changes to its strategies that were effective March 5th, 2024. First, the Fund will now acquire obligations that mature between one and ten years from the date of settlement. Second, during normal market conditions, the Fund will seek to maintain an average portfolio duration within minus half a year to plus one year (-0.5 to +1.0 years) of the average duration of the Morningstar® U.S. 1-3 Year Government and Corporate Bond IndexSM. Third, a new investment guideline was added to the principal investment strategies that permits the Fund under normal circumstances to invest up to 20% of its net assets in Treasury Inflation-Protected Securities.

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's prospectus, financial statements, holdings and proxy voting information, please visit https://buckinghamstrategicpartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905 The SA Funds are distributed by Foreside Financial Services, LLC.	SA U.S. Fixed Income Fund Annual Shareholder Report - June 30, 2024 SAUFX

SA Global Fixed Income Fund
SAXIX
Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about SA Global Fixed Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://buckinghamstrategicpartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAXIX	$53	0.52%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. Effective June 30, 2024, for this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® Global Core Bond Hedged IndexSM, which is composed of investment grade bonds and is designed to be representative of the global bond market overall. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® Global 1-5 Year Treasury Bond Hedged IndexSM, which is designed to measure the performance of global investment grade government bonds with maturities between one and five years. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2024, the Fund had a net return of 5.19%, compared to a return of 5.00% for the Fund’s Secondary Benchmark. The Fund outperformed the Secondary Benchmark for the fiscal year by 0.19% primarily due to the implementation of the Fund’s Variable Maturity Strategy, during which the Fund’s overall average maturity is lengthened or shortened depending on the availability of securities in the marketplace deemed to have higher expected returns by the Fund’s Sub-Adviser. During periods of the fiscal year when interest rates were rising, the Fund was overweight relative to the Secondary Benchmark in shorter maturities, while later in the fiscal year, as rates receded, the Fund began extending its maturity positioning. Overall these changes in maturity in the Fund helped the Fund outperform the Secondary Benchmark.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAXIX	5.19%	0.00%	0.68%
Primary Benchmark	3.86%	(0.19%)	1.81%
Secondary Benchmark	5.00%	1.19%	1.53%

Key Fund Statistics
Total Net Assets	$585,214,982
# of Portfolio Holdings	111
Portfolio Turnover Rate	182%
Total Advisory Fees Paid	$1,524,253

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Portfolio Composition
(As a % of long-term investments)
Corporate Bonds and Notes	43.4%
U.S. Government & Agency Obligations	34.3
Sovereign Bonds and Notes	22.3

Top Ten Largest Countries
(As a % of long-term investments)
United States	52.3%
Canada	14.3
Supranational	11.8
Australia	10.2
Netherlands	3.0
Norway	2.7
Finland	1.9
Sweden	1.5
France	1.4
Others	0.9

Material Fund Changes

This is a summary of certain changes in the Fund since July 1, 2023. For complete information you may review the Fund's prospectus, as supplemented to date, which is available at the website included at the beginning of the report or upon request at 1- 844-366-0905.

Effective March 5th, 2024, the Fund's investment objective was changed to maximize total return available from a universe of higher-quality fixed income investments maturing in one to ten years from the date of settlement.

The Fund made three changes to its strategies that were effective March 5th, 2024. First, the Fund will now acquire obligations that mature between one and ten years from the date of settlement. Second, during normal market conditions, the Fund will seek to maintain an average portfolio duration within minus half a year to plus one and one-half years (-0.5 to +1.5 years) of the average duration of the Morningstar® Global 1-5 Year Treasury Bond Hedged IndexSM. Third, a new investment guideline was added to the principal investment strategies that permits the Fund under normal circumstances to invest up to 20% of its net assets in Treasury Inflation-Protected Securities.

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's prospectus, financial statements, holdings and proxy voting information, please visit https://buckinghamstrategicpartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366- 0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905

The SA Funds are distributed by Foreside Financial Services, LLC.	SA Global Fixed Income Fund Annual Shareholder Report - June 30, 2024 SAXIX

SA U.S. Core Market Fund SAMKX Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about SA U.S. Core Market Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://buckinghamstrategicpartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAMKX	$73	0.65%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of a broad-based securities market index. Effective June 30, 2024, for this Fund, performance is compared to the Morningstar® US Market Extended IndexSM (the "Primary Benchmark"), which is composed of large, mid, and small cap U.S. stocks. The benchmark index is unmanaged and does not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2024, the Fund had a net return of 23.29% compared to a return of 23.39% for the Fund’s Primary Benchmark. The Fund underperformed the Benchmark during the fiscal year by 0.10%, after deducting the Fund’s net operating expenses for the year. Across the fiscal year the Fund held a larger position than did the benchmark in stocks of companies with higher levels of operating profitability while also holding a smaller position than the benchmark in stocks of companies with lower levels of operating profitability. Prior to the deduction of the Fund's fees and expenses, this strategy positioning helped the Fund outperform its benchmark index by more than 0.60%. However, after the deduction of fees and expenses, the Fund underperformed its Benchmark index.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAMKX	23.29%	13.87%	11.89%
Primary Benchmark	23.39%	14.14%	12.19%

Key Fund Statistics
Total Net Assets	$688,355,029
# of Portfolio Holdings	871
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$2,540,667

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Top Ten Largest Sectors
(As a % of long-term investments)
Information Technology	28.4%
Financials	14.8
Health Care	11.8
Consumer Discretionary	10.6
Industrials	10.1
Communication Services	9.4
Consumer Staples	6.6
Energy	3.5
Utilities	2.5
Materials	2.2

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's prospectus, financial statements, holdings and proxy voting information, please visit https://buckinghamstrategicpartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905 The SA Funds are distributed by Foreside Financial Services, LLC.	SA U.S. Core Market Fund Annual Shareholder Report - June 30, 2024 SAMKX

SA U.S. Value Fund SABTX Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about SA U.S. Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://buckinghamstrategicpartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SABTX	$79	0.73%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. Effective June 30, 2024, for this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® US Market Extended IndexSM, which is composed of large, mid, and small cap U.S. stocks. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® US Large-Mid Cap Broad Value IndexSM, which is designed to measure the performance of value stocks within the large and mid-capitalization segment of the U.S. stock market. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2024, the Fund had a net return of 15.96%, compared to a return of 17.49% for the Fund’s Secondary Benchmark. The Fund underperformed this Benchmark during the fiscal year by 1.53%, after deducting the Fund’s net operating expenses for the year. Across the fiscal year the Fund avoided holding positions in the stocks of companies whose ratio of price-to-book-value was above the average level in the marketplace (“growth-oriented stocks”). These growth-oriented stocks - particularly those with larger market capitalization - significantly outperformed the other stocks maintained in the Fund's Secondary Benchmark, leading to the Fund's underperformance of this Benchmark.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SABTX	15.96%	8.96%	7.72%
Primary Benchmark	23.39%	14.14%	12.19%
Secondary Benchmark	17.49%	11.47%	10.08%

Key Fund Statistics
Total Net Assets	$546,657,304
# of Portfolio Holdings	261
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$2,133,318

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Financials	25.3%
Energy	14.2
Health Care	13.3
Industrials	10.6
Information Technology	9.2
Materials	8.8
Communication Services	8.0
Consumer Discretionary	6.0
Consumer Staples	3.8
Real Estate	0.5

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's prospectus, financial statements,holdings and proxy voting information, please visit https://buckinghamstrategicpartners.com/sa-funds/documents. To reduce Fundexpenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address,called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, orcontact your financial intermediary.

Toll-free: 1-844-366-0905 The SA Funds are distributed by Foreside Financial Services, LLC.	SA U.S. Value Fund Annual Shareholder Report - June 30, 2024 SABTX

SA U.S. Small Company Fund SAUMX Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about SA U.S. Small Company Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://buckinghamstrategicpartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAUMX	$93	0.88%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. Effective June 30, 2024, for this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® US Market Extended IndexSM, which is composed of large, mid, and small cap U.S. stocks. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® US Small Cap Extended IndexSM, which is designed to measure the performance of small cap stocks within the U.S. stock market. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2024, the Fund had a net return of 11.43%, compared to a return of 10.05% for the Fund’s Secondary Benchmark. The Fund outperformed this Benchmark during the fiscal year by 1.38% after deducting the Fund’s net operating expenses for the year. The Fund’s outperformance relative to its benchmark index over the fiscal year was the result of multiple factors. First, the Fund tends to exclude stocks of real estate investment trusts in a year when REITs exhibited weak performance. Also contributing to the Fund’s outperformance against its benchmark index was the Fund’s tendency to avoid stocks that have higher price-to-book ratios and that have low rates of profitability - such stocks exhibited very weak performance during the fiscal year.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAUMX	11.43%	9.09%	7.41%
Primary Benchmark	23.39%	14.14%	12.19%
Secondary Benchmark	10.05%	7.34%	7.03%

Key Fund Statistics
Total Net Assets	$308,532,661
# of Portfolio Holdings	1,534
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,218,865

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?
Top Ten Largest Sectors
(As a % of long-term investments)
Industrials	21.6%
Financials	18.4
Consumer Discretionary	15.2
Information Technology	12.6
Health Care	9.4
Materials	6.5
Consumer Staples	5.0
Energy	4.6
Utilities	3.9
Communication Services	2.1

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's prospectus, financial statements, holdings and proxy voting information, please visit https://buckinghamstrategicpartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905 The SA Funds are distributed by Foreside Financial Services, LLC.	SA U.S. Small Company Fund Annual Shareholder Report - June 30, 2024 SAUMX

SA International Value Fund SAHMX Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about SA International Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://buckinghamstrategicpartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAHMX	$96	0.90%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. Effective June 30, 2024, for this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® Developed Markets ex-US All Cap Target Market Exposure IndexSM, which is composed of large, mid, and small cap stocks trading in international developed markets. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® Developed Markets ex-US Value Target Market Exposure IndexSM, which is designed to measure the performance of value stocks within the large and mid-capitalization segment of the international developed markets. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2024, the Fund had a net return of 12.57%, compared to a return of 12.67% for the Fund’s Secondary Benchmark. The Fund underperformed the Secondary Benchmark during the fiscal year by 0.10% after deducting the Fund’s net operating expenses for the year. Across the fiscal year the Fund had a greater holding of stocks with the lowest ratios of price-to-book-value (commonly called "deep value stocks") than does the Secondary Benchmark. Such deep value stocks had returns during the fiscal year that were stronger than the overall return of this Benchmark, hence the Fund’s emphasis on those stocks provided the Fund with an initial level of outperformance to the Secondary Benchmark prior to the deduction of net operating expenses. However, with the deduction of net operating expenses, the Fund's resulting performance was slightly less than that of the Secondary Benchmark.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAHMX	12.57%	7.35%	3.49%
Primary Benchmark	10.76%	6.24%	4.18%
Secondary Benchmark	12.67%	6.48%	3.45%

Key Fund Statistics
Total Net Assets	$545,489,784
# of Portfolio Holdings	441
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$2,409,815

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Top Ten Largest Countries
(As a % of long-term investments)
Japan	21.4%
United Kingdom	12.9
France	11.5
Switzerland	10.4
Canada	9.5
Germany	6.9
Australia	6.5
Netherlands	5.0
Spain	3.0
Others	12.9

Top Ten Largest Sectors
(As a % of long-term investments)
Financials	30.6%
Energy	15.3
Consumer Discretionary	12.6
Materials	12.6
Industrials	9.3
Health Care	7.1
Consumer Staples	4.6
Communication Services	3.3
Real Estate	2.0
Information Technology	1.7

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's prospectus, financial statements, holdings and proxy voting information, please visit https://buckinghamstrategicpartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905 The SA Funds are distributed by Foreside Financial Services, LLC.	SA International Value Fund Annual Shareholder Report - June 30, 2024 SAHMX

SA International Small Company Fund SAISX Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about SA International Small Company Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://buckinghamstrategicpartners.com/safunds/ documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAISX	$55	0.52%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. Effective June 30, 2024, for this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® Developed Markets ex-US All Cap Target Market Exposure IndexSM, which is composed of large, mid, and small cap stocks trading in international developed markets. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® Developed Markets ex-US Small Cap Target Market Exposure IndexSM, which is designed to measure the performance of small cap stocks within the international developed markets. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. Prior to June 2024, the Fund had a single Primary Benchmark (the ""Pre-June 2024 Benchmark"") known as the Morningstar® Global Markets ex-US Small-Mid Cap IndexSM. This Pre-June 2024 Benchmark index was designed to represent small and mid-cap stocks in all global markets (including emerging markets) except for those in the United States. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2024, the Fund had a net return of 9.86%, compared to a return of 7.75% for the Fund’s Secondary Benchmark. The Fund outperformed the Secondary Benchmark during the fiscal year by 2.11% after deducting the Fund’s net operating expenses for the year. The Fund’s outperformance relative to the Secondary Benchmark across the fiscal year was due primarily to the Fund’s exclusion of real estate securities, which had negative performance during the fiscal year, as well as the Fund's lower allocation to low profitability growth stocks, which also performed negatively during the year.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAISX	9.86%	5.50%	3.74%
Primary Benchmark	10.76%	6.24%	4.18%
Secondary Benchmark	7.75%	3.46%	3.39%
Pre-June 2024 Benchmark	9.69%	4.57%	3.53%

Key Fund Statistics
Total Net Assets	$249,866,277
# of Portfolio Holdings	1*
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$616,072

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Largest Holdings (As a % of net assets)
DFA International Small Company Portfolio, Class INST *	100.1

*	The Fund pursues its goal by investing substantially all its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), a separate registered investment company with the same investment objective and investment policies as the Fund. The DFA Portfolio invests substantially all its assets in the following series of The DFA Investment Trust Company: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series. Financial statements and other information about the DFA International Small Company Portfolio, including its portfolio holdings, are available at https://www.dimensional.com/usen/ funds/dfisx/international-small-company-portfolio-i.

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's prospectus, financial statements, holdings and proxy voting information, please visit https://buckinghamstrategicpartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905 The SA Funds are distributed by Foreside Financial Services, LLC.	SA International Small Company Fund Annual Shareholder Report - June 30, 2024 SAISX

SA Emerging Markets Value Fund SAEMX Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about SA Emerging Markets Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://buckinghamstrategicpartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAEMX	$113	1.04%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. Effective June 30, 2024, for this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® Emerging Markets All Cap Target Market Exposure IndexSM, which is composed of large, mid, and small cap stocks trading in emerging markets. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® Emerging Markets Value Target Market Exposure IndexSM, which is designed to measure the performance of value stocks within the large and mid-capitalization segment of the emerging markets. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2024, the Fund had a net return of 16.83%, compared to a return of 14.08% for the Fund’s Secondary Benchmark. The Fund outperformed the Secondary Benchmark during the fiscal year by 2.75% after deducting the Fund’s net operating expenses for the year. Across the fiscal year the Fund maintained a larger position than that of the Secondary Benchmark in the stocks of companies whose ratio of price-to-book-value was among the lowest in the marketplace (known as “deeper value stocks”). During the fiscal year, deeper value stocks exhibited strong performance overall relative to the other stocks in the Secondary Benchmark, contributing to the Fund’s outperformance relative to this Benchmark.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAEMX	16.83%	4.69%	2.39%
Primary Benchmark	14.01%	4.41%	3.60%
Secondary Benchmark	14.08%	4.72%	3.76%

Key Fund Statistics
Total Net Assets	$207,819,406
# of Portfolio Holdings	1,779
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$287,212

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?
Top Ten Largest Countries
(As a % of long-term investments)
China	24.8%
India	22.0
Taiwan	20.7
Korea	12.8
Brazil	4.5
South Africa	2.8
Mexico	2.3
Malaysia	1.6
Thailand	1.5
Others	7.0

Top Ten Largest Sectors
(As a % of long-term investments)
Financials	29.0%
Information Technology	14.2
Materials	12.2
Energy	11.5
Consumer Discretionary	10.9
Industrials	9.7
Real Estate	3.1
Health Care	3.0
Consumer Staples	2.4
Communication Services	2.5

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's prospectus, financial statements, holdings and proxy voting information, please visit https://buckinghamstrategicpartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905 The SA Funds are distributed by Foreside Financial Services, LLC.	SA Emerging Markets Value Fund Annual Shareholder Report - June 30, 2024 SAEMX

SA Real Estate Securities Fund SAREX Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about SA Real Estate Securities Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://buckinghamstrategicpartners.com/safunds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAREX	$78	0.76%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. Effective June 30, 2024, for this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® US Market Extended IndexSM, which is composed of large, mid, and small cap U.S. stocks. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® US REIT IndexSM, which is designed to measure the performance of real estate stocks within the U.S. stock market. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2024, the Fund had a net return of 5.61%, compared to a return of 5.63% for the Fund’s Secondary Benchmark. The Fund essentially experienced an equivalent level of return during the fiscal year as did the Secondary Benchmark, after deducting the Fund’s net operating expenses for the year. During the fiscal year, the Fund’s portfolio before deducting fees and expenses outperformed the Secondary Benchmark moderately by avoiding a small number of REITs held in the Benchmark that exhibited weak performance during the fiscal year, but after the deduction of fees and expenses, the Fund's net performance roughly equaled that of the Benchmark.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAREX	5.61%	2.70%	5.14%
Primary Benchmark	23.39%	14.14%	12.19%
Secondary Benchmark	5.63%	3.36%	5.87%

Key Fund Statistics
Total Net Assets	$123,997,506
# of Portfolio Holdings	129
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$301,549

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Largest Industry Holdings (As a % of long-term investments)
Specialized REITs	37.6%
Residential REITs	15.2
Retail REITs	14.6
Industrial REITs	12.7
Health Care REITs	11.6
Office REITs	3.4
Hotel & Resort REITs	2.9
Diversified REITs	2.0

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's prospectus, financial statements, holdings and proxy voting information, please visit https://buckinghamstrategicpartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905 The SA Funds are distributed by Foreside Financial Services, LLC.	SA Real Estate Securities Fund Annual Shareholder Report - June 30, 2024 SAREX

SA Worldwide Moderate Growth Fund SAWMX Annual Shareholder Report - June 30, 2024

This annual shareholder report contains important information about SA Worldwide Moderate Growth Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://buckinghamstrategicpartners.com/safunds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAWMX	$0*	0.00%*
*	Buckingham Strategic Partners, LLC, (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses to the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expense and extraordinary expenses). Shareholders would have paid $77, or 0.72% when considering the acquired fund fees.

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. Effective June 30, 2024, for this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® Global Markets IndexSM, which is composed of large, mid, and small cap stocks and is designed to be representative of the global stock market overall. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® US Moderate Target Allocation IndexSM, which is designed to measure the performance of a portfolio holding 60% global stocks and 40% global bonds. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2024, the Fund had a net return of 12.87%, compared to a return of 14.11% for the Fund’s Secondary Benchmark. Since the Fund invests exclusively in shares of the SA Fund family (the “Underlying Funds”), the performance of the Fund relative to the Secondary Benchmark is driven primarily by the performance of each of the Underlying Funds against the relevant components of that Benchmark. For the fiscal year, three of the eight underlying funds contributed positively to relative performance, notably the SA US Fixed Income Fund. Five of the eight underlying funds contributed negatively to relative performance this quarter, most notably the SA US Core Market Fund, the SA Global Fixed Income Fund, and the SA US Value Fund.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the period since the Fund's inception. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Total Returns
	1 Year	5 Years	Since Inception 7/1/15
SAWMX	12.87%	7.08%	6.25%
Primary Benchmark	18.60%	10.29%	8.97%
Secondary Benchmark	14.11%	7.76%	7.49%

Key Fund Statistics
Total Net Assets	$21,922,332
# of Portfolio Holdings	8
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$0

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Largest Holdings (As a % of net assets)
SA International Value Fund	19.7
SA U.S. Core Market Fund	17.0
SA U.S. Value Fund	16.8
SA Global Fixed Income Fund	15.0
SA U.S. Fixed Income Fund	15.0
SA Emerging Markets Value Fund	6.8
SA U.S. Small Company Fund	6.7
SA Real Estate Securities Fund	3.1

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's prospectus, financial statements,holdings and proxy voting information, please visit https://buckinghamstrategicpartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address,called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905 The SA Funds are distributed by Foreside Financial Services, LLC.	SA Worldwide Moderate Growth Fund Annual Shareholder Report - June 30, 2024 SAWMX

(b) Not applicable.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this Form N-CSR, the registrant has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant’s chief executive officer and chief financial and accounting officer.

(c) During the period, the registrant’s code of ethics was not revised.

(d) The registrant has not granted any waivers from any provisions of its code of ethics during the period covered by this Form N-CSR.

(e) Not applicable.

(f) A copy of the registrant’s code of ethics is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees (the “Board”) has determined that the registrant has three members serving on the registrant’s Audit Committee that possess the attributes identified in Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2) The audit committee financial experts are Bryan W. Brown, Harold M. Shefrin and Charles M. Roame. Each has been deemed to be “independent” as that term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

For the fiscal year June 30, 2024, Cohen & Co. (“Cohen”) serves as the independent registered public accounting firm for the registrant.

(a) Audit Fees.

For the fiscal years ended June 30, 2024 and June 30, 2023, the aggregate fees billed for professional services rendered by Cohen for the audit of the registrant’s annual financial statements or for services that are normally provided by Cohen in connection with statutory and regulatory filings or engagements were $197,500 and $197,500 respectively.

(b) Audit-Related Fees.

For the fiscal years ended June 30, 2024 and June 30, 2023, the aggregate fees billed for assurance and related services rendered by Cohen that are reasonably related to the performance of the audit or review of the registrant’s financial statements and that are not reported under Audit Fees above were $0 and $0, respectively. Services for which fees in the Audit-Related Fees category were billed include Cohen’s reasonable out-of-pocket expenses and ticket charges for booking travel related to conducting the audit.

For the twelve month periods ended June 30, 2024 and June 30, 2023, aggregate Audit-Related Fees billed by Cohen that were required to be approved by the registrant’s Audit Committee for audit-related services rendered to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “Affiliated Service Providers”) that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(c) Tax Fees.

For the fiscal years ended June 30, 2024 and June 30, 2023, the aggregate fees billed for tax compliance, tax advice and tax planning by Cohen were $42,000 and $42,000, respectively. Services for which fees in the Tax Fees category are billed include Cohen’s review of the registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as Cohen’s review of excise tax distribution calculations.

For the twelve month periods ended June 30, 2024 and June 30, 2023, the aggregate Tax Fees billed Cohen that were required to be approved by the registrant’s Audit Committee for tax compliance, tax advice and tax planning services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(d) All Other Fees.

For the fiscal years ended June 30, 2024 and June 30, 2023, the aggregate fees billed by Cohen to the registrant for all services other than services reported under Audit Fees, Audit-Related Fees, and Tax Fees were $9,000 and $7,500, respectively.

For the twelve month periods ended June 30, 2024 and June 30, 2023, the aggregate fees in this category billed by Cohen that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(e)(1) Audit Committee’s Pre-Approval Policies and Procedures.

The registrant’s Audit Committee has the sole authority to pre-approve all audit and non-audit services to be provided by Cohen to the registrant, subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)B of the Securities Exchange Act of 1934, as amended (“Exchange Act”). Pre-approval of audit and non-audit services is not required if the engagement to render the services is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. The Audit Committee has not established such policies and procedures.

(e)(2) Percentage of Services.

None of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended June 30, 2024 and June 30, 2023, aggregate non-audit fees billed by Cohen for services rendered to the registrant were $0 and $0, respectively.

For the twelve month periods ended June 30, 2024 and June 30, 2023, aggregate non-audit fees billed by Cohen for services rendered to the Affiliated Service Providers were $0 and $0, respectively.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) The Schedule of Investments is included in the financial statements filed under Item 7(a) of this Form.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024

	FACE
	AMOUNT	VALUE†

YANKEE CORPORATE BONDS AND NOTES — 14.3%
Consumer, Cyclical — 0.6%
Mercedes-Benz Finance North America LLC, 5.000%, 1/11/34 ±	$3,000,000	$2,938,783
Consumer, Non-cyclical — 1.0%
Ashtead Capital, Inc., 5.550%, 5/30/33 ±	1,480,000	1,445,730
BAT Capital Corp., 6.000%, 2/20/34	3,000,000	3,042,621
		4,488,351
Financial — 11.1%
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, 5.934%, 3/18/26 ‡±	13,803,000	13,834,817
Bank of Montreal, SOFR + 1.330%, 6.701%, 6/05/26 ‡	1,000,000	1,013,720
Commonwealth Bank of Australia, SOFR + 0.400%, 5.753%, 7/07/25 ‡±	1,950,000	1,951,239
Cooperatieve Rabobank UA, SOFR + 0.700%, 6.058%, 7/18/25 ‡	1,109,000	1,113,328
Cooperatieve Rabobank UA, SOFR + 0.710%, 6.081%, 3/05/27 ‡	9,500,000	9,530,206
Credit Agricole SA, SOFR + 0.870%, 6.242%, 3/11/27 ‡±	572,000	572,625
Nordea Bank Abp, 0.750%, 8/28/25 ±	680,000	645,103
Nordea Bank Abp, SOFR + 0.740%, 6.114%, 3/19/27 ‡±	9,000,000	9,033,455
Royal Bank of Canada, 5.150%, 2/01/34	2,000,000	1,989,577
Royal Bank of Canada, SOFR + 0.440%, 5.798%, 1/21/25 ‡	635,000	634,743
Royal Bank of Canada, SOFR + 0.570%, 5.931%, 4/27/26 ‡	895,000	897,111
Svenska Handelsbanken AB, SOFR + 0.910%, 6.281%, 6/10/25 ‡±	2,000,000	2,010,745
Toronto-Dominion Bank (The), SOFR + 1.080%, 6.437%, 7/17/26 ‡	1,150,000	1,162,147
Westpac Banking Corp., SOFR + 0.420%, 5.768%, 4/16/26 ‡	2,300,000	2,301,004
Westpac Banking Corp., SOFR + 0.720%, 6.087%, 11/17/25 ‡	5,000,000	5,027,982
		51,717,802

Government — 1.6%
African Development Bank, 3.375%, 7/07/25	5,974,000	5,868,207
Svensk Exportkredit AB, SOFR + 1.000%, 6.363%, 8/03/26 ‡	1,600,000	1,622,705
		7,490,912
TOTAL YANKEE CORPORATE BONDS AND NOTES (Identified Cost $66,549,611)		66,635,848

CORPORATE BONDS AND NOTES — 24.5%
Basic Materials — 0.9%
Eastman Chemical Co., 5.625%, 2/20/34	2,300,000	2,290,888
LYB International Finance III LLC, 5.500%, 3/01/34	2,000,000	1,981,175
		4,272,063

Communication — 0.2%
Amazon.com, Inc., 3.000%, 4/13/25	849,000	833,971

Consumer, Cyclical — 0.7%
American Honda Finance Corp., SOFR + 0.600%, 5.966%, 8/14/25 ‡	340,000	340,620
American Honda Finance Corp., SOFR + 0.710%, 6.064%, 1/09/26 ‡	1,000,000	1,004,155
Whirlpool Corp., 5.750%, 3/01/34	2,000,000	2,001,620
		3,346,395

Consumer, Non-cyclical — 5.4%
Cigna Group (The), 5.250%, 2/15/34	3,000,000	2,965,399
ERAC USA Finance LLC, 4.900%, 5/01/33 ±	3,000,000	2,926,745
Nestle Capital Corp., 4.875%, 3/12/34 ±	4,000,000	3,957,071
Philip Morris International, Inc., 5.250%, 2/13/34	3,000,000	2,949,852
Procter & Gamble Co. (The), 4.550%, 1/29/34	4,000,000	3,935,170
Roche Holdings, Inc., 5.593%, 11/13/33 ±	6,000,000	6,236,971
Roche Holdings, Inc., SOFR + 0.740%, 6.105%, 11/13/26 ‡±	900,000	906,804
Tyson Foods, Inc., 5.700%, 3/15/34	1,300,000	1,297,953
		25,175,965

Energy — 0.6%
Kinder Morgan, Inc., 5.200%, 6/01/33	1,000,000	973,434
Phillips 66 Co., 5.300%, 6/30/33	2,000,000	1,981,187
		2,954,621

Financial — 12.1%
American Express Co., SOFR + 0.650%, 6.012%, 11/04/26 ‡	1,500,000	1,501,707
American Tower Corp., 5.450%, 2/15/34	2,000,000	1,987,547
Athene Holding Ltd., 5.875%, 1/15/34	2,000,000	1,984,013
BlackRock Funding, Inc., 5.000%, 3/14/34	4,000,000	3,978,641
Brixmor Operating Partnership LP, 5.500%, 2/15/34	2,000,000	1,970,683
Charles Schwab Corp. (The), SOFR + 0.520%, 5.885%, 5/13/26 ‡	2,500,000	2,500,700
Citibank NA, SOFR + 1.060%, 6.431%, 12/04/26 ‡	2,000,000	2,024,613

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	FACE
	AMOUNT	VALUE†

CORPORATE BONDS AND NOTES (Continued)
Financial (Continued)
CNA Financial Corp., 5.125%, 2/15/34	$3,000,000	$2,913,803
Corebridge Financial, Inc., 5.750%, 1/15/34	1,950,000	1,968,517
Crown Castle, Inc., 5.800%, 3/01/34	2,000,000	2,025,099
JPMorgan Chase Bank NA, SOFR + 1.000%, 6.371%, 12/08/26 ‡	13,000,000	13,180,174
Lincoln National Corp., 5.852%, 3/15/34	2,800,000	2,803,922
Morgan Stanley Bank NA, 5.479%, 7/16/25	4,620,000	4,628,316
Morgan Stanley Bank NA, SOFR + 1.165%, 6.526%, 10/30/26 ‡	4,000,000	4,055,175
National Securities Clearing Corp., 0.750%, 12/07/25 ±	614,000	577,002
National Securities Clearing Corp., 5.150%, 5/30/25 ±	3,910,000	3,901,250
Simon Property Group LP, 6.250%, 1/15/34	1,000,000	1,056,530
State Street Corp., SOFR + 0.845%, 6.207%, 8/03/26 ‡	3,500,000	3,515,028
		56,572,720

Industrial — 1.1%
John Deere Capital Corp., SOFR + 0.560%, 5.931%, 3/07/25 ‡	4,000,000	4,009,628
Precision Castparts Corp., 3.250%, 6/15/25	1,000,000	980,853
		4,990,481

Technology — 0.7%
IBM International Capital Pte. Ltd., 4.900%, 2/05/34	1,500,000	1,458,696
Intel Corp., 5.150%, 2/21/34	2,000,000	1,980,649
		3,439,345

Utilities — 2.8%
Eversource Energy, 5.500%, 1/01/34	2,000,000	1,967,124
Interstate Power & Light Co., 5.700%, 10/15/33	3,000,000	3,046,233
National Rural Utilities Cooperative Finance Corp., SOFR + 0.800%, 6.162%, 2/05/27 ‡	3,000,000	3,015,641
Sempra, 5.500%, 8/01/33	2,000,000	2,001,814
Virginia Electric & Power Co., 5.000%, 1/15/34	3,000,000	2,924,317
		12,955,129
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $114,793,679)		114,540,690

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 60.2%
U.S. Treasury Securities — 60.2%
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.125%, 5.430%, 7/31/25 ‡	36,000,000	36,011,300
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.169%, 5.474%, 4/30/25 ‡	26,350,000	26,366,133
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.170%, 5.475%, 10/31/25 ‡	24,550,000	24,570,666
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.245%, 5.550%, 1/31/26 ‡	7,000,000	7,010,364
U.S. Treasury Inflation-Indexed Bonds, 2.000%, 1/15/26	21,324,060	21,066,816
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25	24,769,330	23,956,878
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	24,457,370	23,844,582
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	24,409,085	23,617,773
U.S. Treasury Notes, 0.250%, 5/31/25	24,000,000	22,952,664
U.S. Treasury Notes, 0.375%, 4/30/25	24,000,000	23,071,872
U.S. Treasury Notes, 2.750%, 6/30/25	2,000,000	1,954,391
U.S. Treasury Notes, 2.750%, 8/31/25	20,000,000	19,485,156
U.S. Treasury Notes, 2.875%, 6/15/25	24,000,000	23,493,901
U.S. Treasury Notes, 4.375%, 12/15/26	4,000,000	3,978,281
		281,380,777
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Identified Cost $282,560,078)		281,380,777

	SHARES
SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 5.000%	1,485,995	1,485,995

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,485,995)		$1,485,995

Total Investments — 99.3%
(Identified Cost $465,389,363)		464,043,310
Cash and Other Assets, Less Liabilities — 0.7%		3,497,148
Net Assets — 100.0%		$467,540,458
†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2024 amounted to $50,938,339 or 10.89% of the net assets of the Fund.
‡	Floating rate or variable rate note. Rate shown is as of June 30, 2024.

Key to abbreviations:

SOFR — Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024

		FACE
		AMOUNT	VALUE†

BONDS AND NOTES — 99.0%
Australia — 10.0%
Australia & New Zealand Banking Group Ltd., 4.050%, 5/12/25	AUD	1,000,000	$662,477
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.830%), 5.275%, 3/31/26 ‡	AUD	1,500,000	1,006,087
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.920%), 5.332%, 11/04/25 ‡	AUD	2,500,000	1,678,158
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.970%), 5.340%, 5/12/27 ‡	AUD	500,000	336,194
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 1.200%), 5.612%, 11/04/27 ‡	AUD	500,000	338,463
Australia & New Zealand Banking Group Ltd., (SOFR + 0.560%), 5.934%, 3/18/26 ‡±	USD	6,682,000	6,697,402
Commonwealth Bank of Australia, 4.200%, 8/18/25	AUD	1,700,000	1,125,767
Commonwealth Bank of Australia, (3-mo. Swap + 0.700%), 5.055%, 1/14/27 ‡	AUD	1,000,000	668,031
Commonwealth Bank of Australia, (3-mo. Swap + 0.750%), 5.095%, 8/17/26 ‡	AUD	500,000	334,728
Commonwealth Bank of Australia, (3-mo. Swap + 0.800%), 5.143%, 8/18/25 ‡	AUD	2,000,000	1,339,924
Commonwealth Bank of Australia, (3-mo. Swap + 0.900%), 5.255%, 1/13/26 ‡	AUD	6,200,000	4,161,460
Commonwealth Bank of Australia, (3-mo. Swap + 1.150%), 5.505%, 1/13/28 ‡	AUD	1,500,000	1,014,163
Commonwealth Bank of Australia, (SOFR + 0.400%), 5.753%, 7/07/25 ‡±	USD	3,548,000	3,550,254
Commonwealth Bank of Australia, (SOFR + 0.630%), 6.002%, 9/12/25 ‡±	USD	233,000	233,872
Commonwealth Bank of Australia, (SOFR + 0.740%), 6.112%, 3/14/25 ‡	USD	2,900,000	2,907,975
National Australia Bank Ltd., 2.900%, 2/25/27	AUD	1,000,000	633,328
National Australia Bank Ltd., 3.900%, 5/30/25	AUD	2,400,000	1,587,223
National Australia Bank Ltd., 4.951%, 1/10/34 ±	USD	2,883,000	2,856,475
National Australia Bank Ltd., (3-mo. Swap + 0.770%), 5.137%, 1/21/25 ‡	AUD	1,300,000	869,429
National Australia Bank Ltd., (3-mo. Swap + 0.780%), 5.150%, 5/12/26 ‡	AUD	1,500,000	1,004,864
National Australia Bank Ltd., (3-mo. Swap + 0.900%), 5.250%, 5/30/25 ‡	AUD	5,900,000	3,954,595
National Australia Bank Ltd., (3-mo. Swap + 0.920%), 5.255%, 11/25/25 ‡	AUD	2,500,000	1,678,311
National Australia Bank Ltd., (3-mo. Swap + 1.200%), 5.535%, 11/25/27 ‡	AUD	500,000	338,380
National Australia Bank Ltd., (SOFR + 0.760%), 6.125%, 5/13/25 ‡±	USD	3,110,000	3,122,388
New South Wales Treasury Corp., 1.500%, 2/20/32	AUD	4,000,000	2,110,665
South Australian Government Financing Authority, 1.750%, 5/24/32	AUD	3,300,000	1,757,166
Treasury Corp. of Victoria, 2.250%, 9/15/33	AUD	6,000,000	3,186,120
Westpac Banking Corp., (3-mo. Swap + 0.690%), 5.061%, 3/17/25 ‡	AUD	3,000,000	2,006,113
Westpac Banking Corp., (3-mo. Swap + 0.750%), 5.104%, 2/16/26 ‡	AUD	1,000,000	669,740
Westpac Banking Corp., (3-mo. Swap + 0.700%), 5.112%, 1/25/27 ‡	AUD	1,000,000	668,045
Westpac Banking Corp., (3-mo. Swap + 0.800%), 5.170%, 8/11/25 ‡	AUD	6,000,000	4,020,135
Westpac Banking Corp., (3-mo. Swap + 0.950%), 5.320%, 11/11/25 ‡	AUD	1,400,000	940,150
Westpac Banking Corp., (3-mo. Swap + 0.980%), 5.334%, 2/16/28 ‡	AUD	500,000	336,050
Westpac Banking Corp., (3-mo. Swap + 1.230%), 5.600%, 11/11/27 ‡	AUD	1,500,000	1,016,009
			58,810,141

Canada — 14.2%
Canada Government Bonds, 1.500%, 4/01/25	CAD	24,000,000	17,160,776
Canadian Imperial Bank of Commerce, 3.300%, 5/26/25	CAD	22,000,000	15,882,310
CDP Financial, Inc., 0.875%, 6/10/25 ±	USD	10,000,000	9,603,611

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

		FACE
		AMOUNT	VALUE†

BONDS AND NOTES (Continued)
Canada (Continued)
CDP Financial, Inc., (SOFR + 0.400%), 5.766%, 5/19/25 ‡±	USD	5,400,000	$5,407,323
CPPIB Capital, Inc., (SOFR + 1.250%), 6.621%, 3/11/26 ‡±	USD	250,000	254,211
OMERS Finance Trust, 5.500%, 11/15/33 ±	USD	2,293,000	2,392,989
Province of Alberta Canada, 2.350%, 6/01/25	CAD	5,000,000	3,587,592
Province of Alberta Canada, 4.500%, 1/24/34	USD	13,000,000	12,771,003
Province of British Columbia Canada, 2.850%, 6/18/25	CAD	10,000,000	7,203,092
Province of Quebec Canada, 5.350%, 6/01/25	CAD	7,000,000	5,157,292
Royal Bank of Canada, 4.930%, 7/16/25	CAD	5,000,000	3,663,466
			83,083,665
Finland — 1.9%
Nordea Bank Abp, 2.750%, 6/12/25	NOK	68,000,000	6,246,453
Nordea Bank Abp, (SOFR + 0.740%), 6.114%, 3/19/27 ‡±	USD	5,000,000	5,018,586
			11,265,039
France — 1.3%
Agence Francaise de Developpement EPIC, 3.000%, 1/17/34	EUR	3,000,000	3,091,996
Caisse des Depots et Consignations, (SOFR + 0.340%), 5.701%, 5/03/26 ‡	USD	4,800,000	4,795,469
			7,887,465
Germany — 0.3%
NRW Bank, 1.050%, 3/31/26	AUD	2,350,000	1,469,039
Netherlands — 3.0%
BNG Bank NV, 3.250%, 7/15/25	AUD	900,000	591,444
Cooperatieve Rabobank UA, 3.375%, 5/21/25	USD	11,000,000	10,801,570
Cooperatieve Rabobank UA, (3-mo. Swap + 0.880%), 5.215%, 5/22/26 ‡	AUD	700,000	469,009
Cooperatieve Rabobank UA, (SOFR + 0.700%), 6.058%, 7/18/25 ‡	USD	3,952,000	3,967,424
Cooperatieve Rabobank UA, (SOFR + 0.710%), 6.081%, 3/05/27 ‡	USD	500,000	501,590
Cooperatieve Rabobank UA, (SOFR + 0.900%), 6.253%, 10/05/26 ‡	USD	1,110,000	1,117,686
			17,448,723
Norway — 2.7%
Kommunalbanken AS, (SOFR + 1.000%), 6.372%, 6/17/26 ‡	USD	15,300,000	15,508,292

Singapore — 0.7%
DBS Bank Ltd., (3-mo. Swap + 0.850%), 5.221%, 6/16/25 ‡	AUD	2,300,000	1,540,654
United Overseas Bank Ltd., (3-mo. Swap + 0.590%), 5.001%, 10/27/25 ‡	AUD	3,500,000	2,338,450
			3,879,104

Supranational — 11.7%
Asian Development Bank, 4.800%, 1/17/33	AUD	5,000,000	3,319,891
Asian Development Bank, (SOFR + 1.000%), 6.352%, 4/06/27 ‡	USD	200,000	203,812
Asian Development Bank, (SOFR + 1.000%), 6.369%, 8/27/26 ‡	USD	2,896,000	2,941,533
Asian Development Bank, (SOFR + 1.000%), 6.371%, 6/16/26 ‡	USD	6,500,000	6,590,772
Asian Infrastructure Investment Bank (The), 1.000%, 5/06/26	AUD	1,900,000	1,185,058
Asian Infrastructure Investment Bank (The), (SOFR + 0.620%), 5.985%, 8/16/27 ‡	USD	5,000,000	5,026,944
European Bank for Reconstruction & Development, (SOFR + 0.190%), 5.546%, 4/14/26 ‡	USD	3,126,000	3,124,628
European Bank for Reconstruction & Development, (SOFR + 0.330%), 5.696%, 2/20/28 ‡	USD	10,000,000	10,005,059
European Investment Bank, 1.250%, 5/12/25	SEK	100,000,000	9,263,124
European Investment Bank, 4.550%, 6/02/33	AUD	2,170,000	1,415,285
European Investment Bank, (SOFR + 1.000%), 6.369%, 5/21/28 ‡	USD	3,800,000	3,886,825
Inter-American Development Bank, (SOFR + 0.170%), 5.541%, 9/16/26 ‡	USD	1,500,000	1,497,779
Inter-American Development Bank, (SOFR + 0.270%), 5.643%, 3/20/28 @‡	USD	2,000,000	1,993,594
Inter-American Development Bank, (SOFR + 0.350%), 5.704%, 10/05/28 ‡	USD	3,020,000	3,022,295

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

		FACE
		AMOUNT	VALUE†

BONDS AND NOTES (Continued)
Supranational (Continued)
Inter-American Development Bank, (SOFR + 0.350%), 5.704%, 10/04/27 @‡	USD	5,483,000	$5,490,497
International Bank for Reconstruction & Development, 4.200%, 4/21/33	AUD	2,000,000	1,269,745
International Bank for Reconstruction & Development, (SOFR + 0.180%), 5.551%, 6/15/26 ‡	USD	1,500,000	1,498,435
International Bank for Reconstruction & Development, (SOFR + 0.370%), 5.724%, 1/12/27 ‡	USD	1,000,000	1,002,402
International Bank for Reconstruction & Development, (SOFR + 0.430%), 5.796%, 8/19/27 ‡	USD	3,650,000	3,668,032
International Finance Corp., 3.635%, 8/26/33	AUD	500,000	302,125
Nordic Investment Bank, 1.500%, 3/13/25	NOK	6,000,000	549,675
Nordic Investment Bank, (SOFR + 1.000%), 6.363%, 5/12/26 ‡	USD	1,050,000	1,063,750
			68,321,260

Sweden — 1.5%
Kommuninvest I Sverige AB, 1.000%, 5/12/25	SEK	13,000,000	1,201,344
Kommuninvest I Sverige AB, 1.500%, 5/12/25	SEK	10,000,000	928,192
Svensk Exportkredit AB, (SOFR + 1.000%), 6.363%, 8/03/26 ‡	USD	1,835,000	1,861,039
Svenska Handelsbanken AB, 3.650%, 6/10/25 ±	USD	5,000,000	4,916,046
			8,906,621

United States — 51.7%
BlackRock, Inc., 4.750%, 5/25/33	USD	15,000,000	14,743,611
Colgate-Palmolive Co., 3.250%, 8/15/32	USD	8,000,000	7,181,323
Mastercard, Inc., 4.850%, 3/09/33	USD	5,000,000	4,989,773
Meta Platforms, Inc., 4.950%, 5/15/33 @	USD	16,500,000	16,623,618
Morgan Stanley Bank NA, (SOFR + 1.165%), 6.526%, 10/30/26 ‡	USD	4,250,000	4,308,624
National Securities Clearing Corp., 5.150%, 5/30/25 ±	USD	3,910,000	3,901,250
Nestle Capital Corp., 4.875%, 3/12/34 ±	USD	4,000,000	3,957,071
Nestle Holdings, Inc., 5.000%, 9/12/33 ±	USD	5,000,000	5,059,329
Procter & Gamble Co. (The), 4.550%, 1/29/34	USD	14,500,000	14,264,991
Roche Holdings, Inc., 5.593%, 11/13/33 ±	USD	15,000,000	15,592,426
Roche Holdings, Inc., (SOFR + 0.740%), 6.105%, 11/13/26 ‡±	USD	1,050,000	1,057,938
Texas Instruments, Inc., 3.650%, 8/16/32	USD	3,617,000	3,322,310
Texas Instruments, Inc., 4.850%, 2/08/34 @	USD	4,000,000	3,973,831
Texas Instruments, Inc., 4.900%, 3/14/33	USD	5,000,000	5,001,975
U.S. Treasury Bonds, 5.250%, 2/15/29	USD	3,000,000	3,119,648
U.S. Treasury Floating Rate Notes, (3 mo. Treasury Money Market Yield + 0.169%), 5.474%, 4/30/25 ‡	USD	70,000,000	70,042,857
U.S. Treasury Inflation-Indexed Bonds, 2.000%, 1/15/26	USD	27,958,212	27,620,937
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25	USD	31,052,282	30,033,744
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	USD	30,009,854	29,257,947
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	USD	29,950,607	28,979,646
U.S. Treasury Notes, 3.875%, 8/15/33	USD	10,000,000	9,642,773
			302,675,622

TOTAL BONDS AND NOTES
(Identified Cost $582,872,676)			579,254,971

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)
	SHARES	VALUE†

SHORT-TERM INVESTMENTS — 2.8%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund 5.000%	2,284,930	$2,284,930

Collateral For Securities On Loan — 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio 5.330%	14,008,000	14,008,000

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $16,292,930)		16,292,930

Total Investments — 101.8%
(Identified Cost $599,165,606)		595,547,901
Liabilities in excess of Cash and Other Assets — (1.8%)		(10,332,919)
Net Assets — 100.0%		$585,214,982
†	See Note 1
‡	Floating rate or variable rate note. Rate shown is as of June 30, 2024.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2024 amounted to $73,621,172 or 12.58% of the net assets of the Fund.
@	A portion or all of the security was held on loan. As of June 30, 2024, the market value of the securities on loan was $22,713,041.

Key to abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

NOK — Norwegian Krone

SEK — Swedish Krona

SOFR — Secured Overnight Financing Rate
USD — U.S. Dollar

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of June 30, 2024
Settlement	Currency		Currency			Total	Unrealized	Unrealized
Date	Purchased		Sold		Counterparty	Value	Appreciation	Depreciation
07/01/24	USD	18,003,679	AUD	27,041,557	State Street Bank and Trust Co.	$18,039,418	$—	$(35,739)
07/02/24	USD	5,319,002	SEK	56,907,154	State Street Bank and Trust Co.	5,369,106	—	(50,104)
07/11/24	USD	52,811,468	CAD	72,044,216	State Street Bank and Trust Co.	52,673,029	138,439	—
07/12/24	USD	52,504,047	CAD	72,044,216	UBS AG	52,674,225	—	(170,177)
07/12/24	USD	5,850,119	SEK	63,228,144	State Street Bank and Trust Co.	5,968,331	—	(118,212)
07/15/24	USD	35,637,216	AUD	53,604,001	State Street Bank and Trust Co.	35,771,385	—	(134,170)
07/15/24	USD	35,892	EUR	32,977	State Street Bank and Trust Co.	35,338	553	—
07/15/24	USD	3,222,232	EUR	3,018,687	State Street Bank and Trust Co.	3,234,822	—	(12,590)
07/16/24	USD	6,779,177	NOK	72,733,524	State Street Bank and Trust Co.	6,814,640	—	(35,463)
07/29/24	USD	17,887,695	AUD	26,867,462	State Street Bank and Trust Co.	17,936,399	—	(48,703)
09/27/24	USD	5,478,202	SEK	57,930,206	State Street Bank and Trust Co.	5,489,866	—	(11,664)
							$138,992	$(616,822)

Forward Foreign Currency Exchange Contracts purchased outstanding as of June 30, 2024
Settlement	Currency		Currency			Total	Unrealized	Unrealized
Date	Purchased		Sold		Counterparty	Value	Appreciation	Depreciation
07/01/24	AUD	27,041,557	USD	17,989,396	State Street Bank and Trust Co.	$18,039,418	$50,022	$—
07/02/24	SEK	56,907,154	USD	5,357,707	State Street Bank and Trust Co.	5,369,106	11,399	—
07/12/24	CAD	72,044,216	USD	52,822,290	UBS AG	52,674,225	—	(148,066)
07/15/24	EUR	117,567	USD	126,721	State Street Bank and Trust Co.	125,985	—	(736)
							$61,421	$(148,802)
Total							$200,413	$(765,624)

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024

	SHARES	VALUE†

COMMON STOCKS — 96.0%
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.*	500	$147,120
Boeing Co. (The)*	8,201	1,492,664
BWX Technologies, Inc.	2,072	196,840
Curtiss-Wright Corp.	801	217,055
General Dynamics Corp.	3,788	1,099,050
HEICO Corp.	574	128,352
HEICO Corp., Class A	625	110,950
Hexcel Corp.	778	48,586
Howmet Aerospace, Inc.	1,946	151,068
Huntington Ingalls Industries, Inc.	714	175,880
L3Harris Technologies, Inc.	1,449	325,416
Lockheed Martin Corp.	5,830	2,723,193
Northrop Grumman Corp.	1,620	706,239
RTX Corp.	14,657	1,471,416
Textron, Inc.	2,582	221,691
TransDigm Group, Inc.	844	1,078,303
Woodward, Inc.	1,021	178,042
		10,471,865

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	2,800	246,736
Expeditors International of Washington, Inc.	3,168	395,335
FedEx Corp.	4,796	1,438,032
GXO Logistics, Inc.*	1,934	97,667
United Parcel Service, Inc., Class B	14,446	1,976,935
		4,154,705

Automobile Components — 0.1%
Aptiv PLC*	2,924	205,908
Autoliv, Inc.	1,465	156,740
BorgWarner, Inc.	3,685	118,805
Gentex Corp.	4,249	143,234
Lear Corp.	957	109,299
		733,986

Automobiles — 0.8%
Ford Motor Co.	30,242	379,235
General Motors Co.	9,249	429,708
Harley-Davidson, Inc.	974	32,668
Tesla, Inc.*	24,147	4,778,208
Thor Industries, Inc.	1,179	110,178
		5,729,997

Beverages — 1.7%
Brown-Forman Corp., Class A	1,202	53,044
Brown-Forman Corp., Class B	4,083	176,345
Celsius Holdings, Inc.*	1,188	67,823
Coca-Cola Co. (The)	73,733	4,693,105
Coca-Cola Consolidated, Inc.	132	143,220
Constellation Brands, Inc., Class A	1,757	452,041
Keurig Dr Pepper, Inc.	3,375	112,725
Molson Coors Beverage Co., Class B	1,400	71,162
Monster Beverage Corp.*	8,929	446,004
PepsiCo, Inc.	32,018	5,280,729
		11,496,198

Biotechnology — 2.4%
AbbVie, Inc.	37,978	6,513,987
Alnylam Pharmaceuticals, Inc.*	1,198	291,114
Amgen, Inc.	12,097	3,779,708
Biogen, Inc.*	1,615	374,389
BioMarin Pharmaceutical, Inc.*	1,169	96,244
CRISPR Therapeutics AG*@	655	35,377
Exact Sciences Corp.*	1,421	60,037
Exelixis, Inc.*	3,578	80,398
Gilead Sciences, Inc.	23,232	1,593,947
GRAIL, Inc.*	263	4,040
Halozyme Therapeutics, Inc.*	3,014	157,813
Incyte Corp.*	894	54,194
Moderna, Inc.*	1,128	133,950
Neurocrine Biosciences, Inc.*	608	83,703
Regeneron Pharmaceuticals, Inc.*	1,211	1,272,797
Sarepta Therapeutics, Inc.*	702	110,916
United Therapeutics Corp.*	835	265,989
Vertex Pharmaceuticals, Inc.*	2,966	1,390,224
		16,298,827

Broadline Retail — 4.0%
Amazon.com, Inc.*	139,038	26,869,094
Dillard’s, Inc., Class A @	100	44,039
eBay, Inc.	9,533	512,113
Etsy, Inc.*	1,250	73,725
Ollie’s Bargain Outlet Holdings, Inc.*	691	67,835
		27,566,806

Building Products — 0.7%
A.O. Smith Corp.	1,848	151,129
Advanced Drainage Systems, Inc.	200	32,078
Allegion PLC	2,478	292,776
Builders FirstSource, Inc.*	2,521	348,932
Carlisle Cos., Inc.	1,046	423,850
Carrier Global Corp.	13,530	853,472
Fortune Brands Innovations, Inc.	2,330	151,310
Johnson Controls International PLC	580	38,553
Lennox International, Inc.	763	408,190
Masco Corp.	4,275	285,014
Owens Corning	2,233	387,917
Trane Technologies PLC	3,350	1,101,915
Trex Co., Inc.*	2,464	182,632
UFP Industries, Inc.	812	90,944
		4,748,712

Capital Markets — 2.3%
Affiliated Managers Group, Inc.	600	93,738
Ameriprise Financial, Inc.	2,269	969,294
Ares Management Corp., Class A	1,606	214,048
Bank of New York Mellon Corp. (The)	4,707	281,902
BlackRock, Inc.	1,265	995,960
Blackstone, Inc.	6,683	827,355
Carlyle Group, Inc. (The)	1,219	48,943
Cboe Global Markets, Inc.	1,317	223,969
Charles Schwab Corp. (The)	14,444	1,064,378
CME Group, Inc.	2,477	486,978

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Capital Markets (Continued)
Coinbase Global, Inc., Class A*	739	$164,228
Evercore, Inc., Class A	400	83,372
FactSet Research Systems, Inc.	757	309,060
Franklin Resources, Inc.	2,732	61,060
Goldman Sachs Group, Inc. (The)	2,257	1,020,886
Hamilton Lane, Inc., Class A	723	89,348
Houlihan Lokey, Inc.	916	123,532
Interactive Brokers Group, Inc., Class A	962	117,941
Intercontinental Exchange, Inc.	5,224	715,113
Invesco Ltd.	2,611	39,061
Janus Henderson Group PLC	1,850	62,364
Jefferies Financial Group, Inc.	1,620	80,611
KKR & Co., Inc.	5,286	556,299
LPL Financial Holdings, Inc.	2,186	610,550
MarketAxess Holdings, Inc.	627	125,732
Moody’s Corp.	3,123	1,314,564
Morgan Stanley	13,418	1,304,096
Morningstar, Inc.	304	89,938
MSCI, Inc.	1,207	581,472
Nasdaq, Inc.	3,887	234,231
Northern Trust Corp.	1,618	135,880
Raymond James Financial, Inc.	2,352	290,731
Robinhood Markets, Inc., Class A*	1,886	42,831
S&P Global, Inc.	3,317	1,479,382
SEI Investments Co.	2,147	138,890
State Street Corp.	1,628	120,472
Stifel Financial Corp.	2,529	212,815
T Rowe Price Group, Inc.	3,705	427,224
Tradeweb Markets, Inc., Class A	683	72,398
		15,810,646

Chemicals — 1.3%
Air Products & Chemicals, Inc.	3,414	880,983
Albemarle Corp. @	956	91,317
Ashland, Inc.	970	91,655
Axalta Coating Systems Ltd.*	1,604	54,809
Balchem Corp.	630	96,989
Cabot Corp.	991	91,063
Celanese Corp.	1,241	167,398
CF Industries Holdings, Inc.	2,192	162,471
Corteva, Inc.	5,428	292,786
Dow, Inc.	6,683	354,533
DuPont de Nemours, Inc.	2,632	211,850
Eastman Chemical Co.	1,476	144,604
Ecolab, Inc.	3,437	818,006
Element Solutions, Inc.	4,600	124,752
FMC Corp.	1,937	111,474
HB Fuller Co.	339	26,089
International Flavors & Fragrances, Inc.	2,270	216,127
Linde PLC	4,857	2,131,300
LyondellBasell Industries NV, Class A	5,133	491,023
Mosaic Co. (The)	4,221	121,987
NewMarket Corp.	82	42,277
Olin Corp.	1,800	84,870
PPG Industries, Inc.	3,241	408,010
RPM International, Inc.	2,334	251,325
Sherwin Williams Co. (The)	5,466	1,631,218
Westlake Corp.	439	63,576
		9,162,492

Commercial Banks — 2.3%
Bank of America Corp.	66,036	2,626,252
Bank OZK	1,661	68,101
BOK Financial Corp.	300	27,492
Cadence Bank	3,669	103,759
Citigroup, Inc.	6,473	410,777
Citizens Financial Group, Inc.	454	16,358
Comerica, Inc.	1,832	93,505
Commerce Bancshares, Inc.	2,503	139,617
Cullen/Frost Bankers, Inc.	956	97,158
East West Bancorp, Inc.	2,039	149,316
Fifth Third Bancorp	7,840	286,082
First Citizens Bancshares, Inc., Class A	112	188,564
First Financial Bankshares, Inc.	1,684	49,729
First Horizon Corp.	7,194	113,449
FNB Corp.	5,930	81,122
Home BancShares, Inc.	1,840	44,086
Huntington Bancshares, Inc.	7,352	96,899
JPMorgan Chase & Co.	34,789	7,036,423
KeyCorp	7,104	100,948
M&T Bank Corp.	522	79,010
Pinnacle Financial Partners, Inc.	1,009	80,760
PNC Financial Services Group, Inc. (The)	3,193	496,448
Popular, Inc.	1,642	145,202
Prosperity Bancshares, Inc.	1,026	62,730
Regions Financial Corp.	6,818	136,633
SouthState Corp.	400	30,568
Synovus Financial Corp.	1,811	72,784
Truist Financial Corp.	4,824	187,412
U.S. Bancorp	16,958	673,233
Wells Fargo & Co.	31,501	1,870,844
Western Alliance Bancorp	2,242	140,843
Wintrust Financial Corp.	600	59,136
Zions Bancorp NA	2,092	90,730
		15,855,970

Commercial Services & Supplies — 0.8%
Casella Waste Systems, Inc., Class A*	549	54,472
Cintas Corp.	1,731	1,212,150
Clean Harbors, Inc.*	770	174,135
Copart, Inc.*	9,766	528,926
MSA Safety, Inc.	600	112,614
Republic Services, Inc.	3,343	649,679
Rollins, Inc.	4,629	225,849
Stericycle, Inc.*	1,544	89,753
Tetra Tech, Inc.	640	130,867
Veralto Corp.	2,108	201,251
Waste Management, Inc.	9,583	2,044,437
		5,424,133
The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Communications Equipment — 0.8%
Arista Networks, Inc.*	2,688	$942,090
Ciena Corp.*	2,569	123,775
Cisco Systems, Inc.	63,490	3,016,410
F5, Inc.*	769	132,445
Motorola Solutions, Inc.	2,888	1,114,912
		5,329,632

Computers & Peripherals — 5.9%
Apple, Inc.	178,726	37,643,270
Dell Technologies, Inc., Class C	3,734	514,956
Hewlett Packard Enterprise Co.	9,599	203,211
HP, Inc.	17,328	606,827
NetApp, Inc.	4,285	551,908
Pure Storage, Inc., Class A*	2,027	130,154
Seagate Technology Holdings PLC	4,475	462,133
Super Micro Computer, Inc.*	218	178,618
Western Digital Corp.*	3,176	240,645
		40,531,722

Construction & Engineering — 0.2%
AECOM	1,355	119,430
API Group Corp.*	1,855	69,804
Comfort Systems USA, Inc.	533	162,096
EMCOR Group, Inc.	745	271,984
Fluor Corp.*	831	36,190
MasTec, Inc.*	1,136	121,541
MDU Resources Group, Inc.	3,960	99,396
Quanta Services, Inc.	1,718	436,527
Valmont Industries, Inc.	200	54,890
WillScot Mobile Mini Holdings Corp.*	1,927	72,532
		1,444,390

Construction Materials — 0.1%
Eagle Materials, Inc.	626	136,130
Martin Marietta Materials, Inc.	664	359,755
Summit Materials, Inc., Class A*	1,335	48,875
Vulcan Materials Co.	1,521	378,242
		923,002

Consumer Finance — 0.6%
Ally Financial, Inc.	3,311	131,347
American Express Co.	11,596	2,685,054
Capital One Financial Corp.	4,241	587,167
Credit Acceptance Corp.*	133	68,452
Discover Financial Services	4,189	547,963
FirstCash Holdings, Inc.	1,032	108,236
OneMain Holdings, Inc.	677	32,828
Synchrony Financial	2,776	130,999
		4,292,046

Consumer Staples Distribution & Retail — 2.3%
Albertsons Cos., Inc., Class A	714	14,102
BJ’s Wholesale Club Holdings, Inc.*	2,341	205,633
Casey’s General Stores, Inc.	508	193,832
Costco Wholesale Corp.	6,712	5,705,133
Dollar General Corp.	4,996	660,621
Dollar Tree, Inc.*	2,486	265,430
Kroger Co. (The)	17,571	877,320
Performance Food Group Co.*	1,336	88,323
Sprouts Farmers Market, Inc.*	1,478	123,649
Sysco Corp.	9,579	683,845
Target Corp.	11,134	1,648,277
U.S. Foods Holding Corp.*	1,600	84,768
Walgreens Boots Alliance, Inc.	3,596	43,494
Walmart, Inc.	75,498	5,111,970
		15,706,397

Containers & Packaging — 0.4%
Amcor PLC	13,861	135,561
AptarGroup, Inc.	1,283	180,659
Avery Dennison Corp.	2,232	488,027
Ball Corp.	5,277	316,725
Berry Global Group, Inc.	2,889	170,018
Crown Holdings, Inc.	2,767	205,837
Graphic Packaging Holding Co.	6,877	180,246
Greif, Inc., Class B	21	1,312
International Paper Co.	4,336	187,098
Packaging Corp. of America	1,552	283,333
Sealed Air Corp.	3,059	106,423
Silgan Holdings, Inc.	2,057	87,073
Sonoco Products Co.	1,933	98,042
Westrock Co.	1	50
		2,440,404

Distributors — 0.1%
Genuine Parts Co.	2,179	301,399
LKQ Corp.	4,303	178,962
Pool Corp.	772	237,259
		717,620

Diversified Consumer Services — 0.1%
ADT, Inc.	3,988	30,309
Bright Horizons Family Solutions, Inc.*	639	70,341
H&R Block, Inc.	2,885	156,454
Service Corp. International	2,981	212,038
		469,142

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	65,472	1,251,170
Verizon Communications, Inc.	69,962	2,885,233
		4,136,403

Electric Utilities — 1.6%
Alliant Energy Corp.	4,621	235,209
American Electric Power Co., Inc.	8,417	738,508
Avangrid, Inc.	833	29,596
Constellation Energy Corp.	5,321	1,065,637
Duke Energy Corp.	13,107	1,313,715
Edison International	6,635	476,459
Entergy Corp.	2,869	306,983
Evergy, Inc.	3,652	193,446
Eversource Energy	5,876	333,228
Exelon Corp.	15,965	552,549
FirstEnergy Corp.	8,176	312,895
IDACORP, Inc.	647	60,268
NextEra Energy, Inc.	36,253	2,567,075

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Electric Utilities (Continued)
NRG Energy, Inc.	5,256	$409,232
OGE Energy Corp.	3,314	118,310
PG&E Corp.	2,100	36,666
Pinnacle West Capital Corp.	1,978	151,080
Portland General Electric Co.	1,411	61,012
PPL Corp.	9,200	254,380
Southern Co. (The)	17,830	1,383,073
Xcel Energy, Inc.	9,222	492,547
		11,091,868

Electrical Equipment — 0.7%
Acuity Brands, Inc.	601	145,105
AMETEK, Inc.	2,615	435,947
Atkore, Inc.	943	127,239
Eaton Corp. PLC	5,446	1,707,593
Emerson Electric Co.	6,293	693,237
GE Vernova, Inc.*	682	116,970
Generac Holdings, Inc.*	967	127,857
Hubbell, Inc.	1,043	381,196
NEXTracker, Inc., Class A*	947	44,395
nVent Electric PLC	2,290	175,437
Regal Rexnord Corp.	1,098	148,472
Rockwell Automation, Inc.	2,184	601,211
Sensata Technologies Holding PLC	2,621	97,999
Vertiv Holdings Co.	1,257	108,818
		4,911,476

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	17,954	1,209,561
Arrow Electronics, Inc.*	830	100,231
Avnet, Inc.	944	48,606
Badger Meter, Inc.	331	61,682
CDW Corp.	2,939	657,866
Cognex Corp.	1,711	80,006
Corning, Inc.	8,949	347,669
Fabrinet*	506	123,864
Flex Ltd.*	5,442	160,484
Insight Enterprises, Inc.*	300	59,508
IPG Photonics Corp.*	71	5,992
Jabil, Inc.	3,076	334,638
Keysight Technologies, Inc.*	2,660	363,755
Littelfuse, Inc.	380	97,124
Novanta, Inc.*	661	107,816
TD SYNNEX Corp.	836	96,474
TE Connectivity Ltd.	3,575	537,787
Teledyne Technologies, Inc.*	373	144,716
Trimble, Inc.*	1,892	105,801
Vontier Corp.	3,024	115,517
Zebra Technologies Corp., Class A*	573	177,017
		4,936,114

Energy Equipment & Services — 0.2%
Baker Hughes Co.	3,464	121,829
Halliburton Co.	12,219	412,758
NOV, Inc.	4,002	76,078
Schlumberger NV	12,666	597,582
TechnipFMC PLC	4,963	129,782
Weatherford International PLC*	977	119,634
		1,457,663

Entertainment — 0.9%
Atlanta Braves Holdings, Inc., Class C*	58	2,288
Electronic Arts, Inc.	2,838	395,419
Liberty Media Corp.-Liberty Formula One, Class A*	315	20,232
Liberty Media Corp.-Liberty Formula One, Class C*	1,723	123,780
Liberty Media Corp.-Liberty Live, Class A*	328	12,303
Liberty Media Corp.-Liberty Live, Class C*	367	14,045
Live Nation Entertainment, Inc.*	2,466	231,163
Madison Square Garden Sports Corp.*	279	52,488
Netflix, Inc.*	4,747	3,203,655
ROBLOX Corp., Class A*	2,017	75,053
Spotify Technology SA*	572	179,488
Take-Two Interactive Software, Inc.*	2,052	319,065
TKO Group Holdings, Inc.	628	67,818
Walt Disney Co. (The)	16,521	1,640,370
Warner Bros Discovery, Inc.*	12,527	93,201
Warner Music Group Corp., Class A	1,467	44,964
		6,475,332

Financial Services — 3.7%
Apollo Global Management, Inc.	5,734	677,013
Berkshire Hathaway, Inc., Class B*	12,209	4,966,621
Block, Inc.*	2,826	182,249
Corpay, Inc.*	1,396	371,908
Equitable Holdings, Inc.	7,584	309,882
Essent Group Ltd.	700	39,333
Euronet Worldwide, Inc.*	911	94,289
Fidelity National Information Services, Inc.	5,567	419,529
Fiserv, Inc.*	5,324	793,489
Global Payments, Inc.	2,873	277,819
Jack Henry & Associates, Inc.	1,300	215,826
MasterCard, Inc., Class A	18,596	8,203,811
MGIC Investment Corp.	4,400	94,820
PayPal Holdings, Inc.*	9,049	525,114
Rocket Cos., Inc., Class A*@	3,544	48,553
Shift4 Payments, Inc., Class A*@	780	57,213
Toast, Inc., Class A*@	2,632	67,827
Visa, Inc., Class A	30,013	7,877,512
Voya Financial, Inc.	1,519	108,077
Western Union Co. (The)	5,196	63,495
WEX, Inc.*	663	117,444
		25,511,824

Food Products — 0.6%
Bunge Global SA	1,401	149,585
Campbell Soup Co.	2,104	95,080
Conagra Brands, Inc.	3,575	101,601
Darling Ingredients, Inc.*	3,101	113,962

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Food Products (Continued)
Flowers Foods, Inc.	3,652	$81,074
General Mills, Inc.	8,511	538,406
Hershey Co. (The)	2,946	541,563
Hormel Foods Corp.	3,316	101,105
Ingredion, Inc.	1,387	159,089
J.M. Smucker Co. (The)	1,268	138,263
Kellanova	5,208	300,397
Kraft Heinz Co. (The)	5,057	162,936
Lamb Weston Holdings, Inc.	3,961	333,041
Lancaster Colony Corp.	261	49,321
McCormick & Co., Inc.	3,138	222,610
Mondelez International, Inc., Class A	11,759	769,509
Pilgrim’s Pride Corp.*	940	36,181
Post Holdings, Inc.*	1,136	118,326
Tyson Foods, Inc., Class A	2,688	153,592
WK Kellogg Co.	1,302	21,431
		4,187,072

Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	275,294
National Fuel Gas Co.	1,600	86,704
Southwest Gas Holdings, Inc.	1,343	94,520
UGI Corp.	2,799	64,097
		520,615

Ground Transportation — 1.1%
CSX Corp.	37,161	1,243,035
JB Hunt Transport Services, Inc.	1,293	206,880
Knight-Swift Transportation Holdings, Inc.	2,249	112,270
Landstar System, Inc.	564	104,047
Norfolk Southern Corp.	3,748	804,658
Old Dominion Freight Line, Inc.	3,746	661,544
Saia, Inc.*	200	94,858
U-Haul Holding Co.	1,368	82,107
U-Haul Holding Co.*@	152	9,383
Uber Technologies, Inc.*	9,836	714,881
Union Pacific Corp.	13,822	3,127,366
XPO, Inc.*	1,934	205,294
		7,366,323

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	19,151	1,989,980
Align Technology, Inc.*	581	140,271
Baxter International, Inc.	6,069	203,008
Becton Dickinson & Co.	2,001	467,654
Boston Scientific Corp.*	10,979	845,493
Cooper Cos., Inc. (The)	1,568	136,886
Dentsply Sirona, Inc.	1,213	30,216
Dexcom, Inc.*	3,789	429,597
Edwards Lifesciences Corp.*	6,940	641,048
Envista Holdings Corp.*	1	17
GE HealthCare Technologies, Inc.	909	70,829
Hologic, Inc.*	2,522	187,258
Idexx Laboratories, Inc.*	1,876	913,987
Insulet Corp.*	740	149,332
Intuitive Surgical, Inc.*	1,973	877,689
Masimo Corp.*	608	76,572
Medtronic PLC	9,595	755,222
Merit Medical Systems, Inc.*	769	66,096
Penumbra, Inc.*	389	70,008
ResMed, Inc.	1,763	337,473
Solventum Corp.*	3,287	173,817
STERIS PLC	889	195,171
Stryker Corp.	3,837	1,305,539
Teleflex, Inc.	364	76,560
Zimmer Biomet Holdings, Inc.	1,186	128,717
		10,268,440

Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.*	1,169	78,954
Cardinal Health, Inc.	3,943	387,676
Cencora, Inc.	2,652	597,496
Centene Corp.*	4,920	326,196
Chemed Corp.	339	183,935
Cigna Group (The)	3,269	1,080,633
Contra Abiomed, Inc. CVR*¶§	350	—
CVS Health Corp.	13,129	775,399
DaVita, Inc.*	1,043	144,529
Elevance Health, Inc.	2,630	1,425,092
Encompass Health Corp.	2,141	183,676
Ensign Group, Inc. (The)	687	84,975
HCA Healthcare, Inc.	3,366	1,081,429
HealthEquity, Inc.*	331	28,532
Henry Schein, Inc.*	2,345	150,315
Humana, Inc.	1,369	511,527
Labcorp Holdings, Inc.	1,028	209,208
McKesson Corp.	1,986	1,159,903
Molina Healthcare, Inc.*	1,058	314,543
Option Care Health, Inc.*	1,563	43,295
Quest Diagnostics, Inc.	1,331	182,187
Tenet Healthcare Corp.*	1,281	170,411
UnitedHealth Group, Inc.	13,284	6,765,010
Universal Health Services, Inc., Class B	1,155	213,594
		16,098,515

Health Care Technology — 0.0%
Veeva Systems, Inc., Class A*	1,334	244,135

Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A*	2,785	422,290
Aramark	2,445	83,179
Booking Holdings, Inc.	515	2,040,172
Boyd Gaming Corp.	1,142	62,924
Caesars Entertainment, Inc.*	2,407	95,654
Chipotle Mexican Grill, Inc.*	21,150	1,325,047
Choice Hotels International, Inc.	777	92,463
Churchill Downs, Inc.	1,048	146,301
Darden Restaurants, Inc.	2,002	302,943
Domino’s Pizza, Inc.	554	286,047
DoorDash, Inc., Class A*	392	42,642
DraftKings, Inc., Class A*	2,512	95,883
Expedia Group, Inc.*	2,025	255,130

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Hilton Worldwide Holdings, Inc.	3,388	$739,262
Hyatt Hotels Corp., Class A	300	45,576
Las Vegas Sands Corp.	3,185	140,936
Marriott International, Inc., Class A	5,394	1,304,107
McDonald’s Corp.	10,866	2,769,091
MGM Resorts International*	2,339	103,945
Planet Fitness, Inc., Class A*	1,127	82,936
Royal Caribbean Cruises Ltd.*	2,550	406,547
Starbucks Corp.	16,907	1,316,210
Texas Roadhouse, Inc.	1,257	215,839
Vail Resorts, Inc.	666	119,967
Wingstop, Inc.	324	136,942
Wyndham Hotels & Resorts, Inc.	1,765	130,610
Wynn Resorts Ltd.	738	66,051
Yum! Brands, Inc.	4,285	567,591
		13,396,285

Household Durables — 0.4%
DR Horton, Inc.	3,407	480,148
Garmin Ltd.	1,700	276,964
Lennar Corp., Class A	2,856	428,029
Lennar Corp., Class B	72	10,039
Mohawk Industries, Inc.*	600	68,154
NVR, Inc.*	62	470,491
PulteGroup, Inc.	3,614	397,901
Taylor Morrison Home Corp.*	1,243	68,912
Tempur Sealy International, Inc.	3,440	162,850
Toll Brothers, Inc.	1,650	190,047
TopBuild Corp.*	500	192,635
Whirlpool Corp.	1,555	158,921
		2,905,091

Household Products — 1.4%
Church & Dwight Co., Inc.	1,955	202,695
Clorox Co. (The)	2,311	315,382
Colgate-Palmolive Co.	12,032	1,167,585
Kimberly-Clark Corp.	4,641	641,386
Procter & Gamble Co. (The)	44,037	7,262,582
Reynolds Consumer Products, Inc.	878	24,567
		9,614,197

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	11,000	193,270
Clearway Energy, Inc., Class C	2,400	59,256
Ormat Technologies, Inc.	300	21,510
Vistra Corp.	3,161	271,783
		545,819

Industrial Conglomerates — 0.6%
3M Co.	12,853	1,313,448
General Electric Co.	2,729	433,829
Honeywell International, Inc.	12,502	2,669,677
		4,416,954

Insurance — 2.0%
Aflac, Inc.	6,183	552,204
Allstate Corp. (The)	2,506	400,108
American Financial Group, Inc.	747	91,896
American International Group, Inc.	8,089	600,527
Aon PLC, Class A	4,134	1,213,660
Arch Capital Group Ltd.*	3,373	340,302
Arthur J Gallagher & Co.	2,175	563,999
Assurant, Inc.	793	131,836
Axis Capital Holdings Ltd.	1,300	91,845
Brown & Brown, Inc.	4,058	362,826
Chubb Ltd.	3,276	835,642
Cincinnati Financial Corp.	1,150	135,815
Enstar Group Ltd.*	300	91,710
Erie Indemnity Co., Class A	506	183,374
Everest Group Ltd.	191	72,775
F&G Annuities & Life, Inc.	306	11,643
Fidelity National Financial, Inc.	2,857	141,193
First American Financial Corp.	2,024	109,195
Globe Life, Inc.	1,141	93,881
Hanover Insurance Group, Inc. (The)	696	87,306
Hartford Financial Services Group, Inc. (The)	4,796	482,190
Kinsale Capital Group, Inc.	257	99,017
Lincoln National Corp.	2,031	63,164
Loews Corp.	1,471	109,942
Markel Group, Inc.*	100	157,566
Marsh & McLennan Cos., Inc.	9,000	1,896,480
MetLife, Inc.	4,850	340,421
Old Republic International Corp.	2,863	88,467
Primerica, Inc.	919	217,417
Principal Financial Group, Inc.	2,619	205,461
Progressive Corp. (The)	6,652	1,381,687
Prudential Financial, Inc.	3,077	360,594
Reinsurance Group of America, Inc.	777	159,495
RenaissanceRe Holdings Ltd.	783	175,008
RLI Corp.	700	98,483
Selective Insurance Group, Inc.	829	77,785
Travelers Cos., Inc. (The)	5,041	1,025,037
Unum Group	1,700	86,887
W R Berkley Corp.	2,439	191,657
White Mountains Insurance Group Ltd.	33	59,976
Willis Towers Watson PLC	1,050	275,247
		13,663,718

Interactive Media & Services — 6.9%
Alphabet, Inc., Class A	86,420	15,741,403
Alphabet, Inc., Class C	78,483	14,395,352
Match Group, Inc.*	2,359	71,666
Meta Platforms, Inc., Class A	34,322	17,305,839
Pinterest, Inc., Class A*	810	35,697
Snap, Inc., Class A*	3,870	64,281
ZoomInfo Technologies, Inc.*	878	11,212
		47,625,450

IT Services — 1.4%
Accenture PLC, Class A	12,223	3,708,580
Akamai Technologies, Inc.*	2,286	205,923
Amdocs Ltd.	2,260	178,359
Cloudflare, Inc., Class A*	1,142	94,592

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
IT Services (Continued)
Cognizant Technology Solutions Corp., Class A	5,705	$387,940
EPAM Systems, Inc.*	639	120,202
Gartner, Inc.*	1,713	769,240
Globant SA*	394	70,234
GoDaddy, Inc., Class A*	2,137	298,560
International Business Machines Corp.	20,148	3,484,597
MongoDB, Inc.*	284	70,989
Okta, Inc.*	1,243	116,357
Snowflake, Inc., Class A*	1,051	141,980
Twilio, Inc., Class A*	1,065	60,503
VeriSign, Inc.*	1,468	261,010
		9,969,066

Leisure Equipment & Products — 0.1%
Brunswick Corp.	1,532	111,484
Hasbro, Inc.	2,087	122,089
Mattel, Inc.*	4,639	75,430
Polaris, Inc.	1,034	80,973
		389,976

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	3,928	509,187
Avantor, Inc.*	2,630	55,756
Bio-Rad Laboratories, Inc., Class A*	223	60,904
Bio-Techne Corp.	1,892	135,562
Bruker Corp.	2,044	130,428
Charles River Laboratories International, Inc.*	640	132,211
Danaher Corp.	6,325	1,580,301
Fortrea Holdings, Inc.*@	1,510	35,243
Illumina, Inc.*	1,577	164,607
IQVIA Holdings, Inc.*	2,790	589,918
Medpace Holdings, Inc.*	500	205,925
Mettler-Toledo International, Inc.*	397	554,843
Repligen Corp.*	355	44,751
Revvity, Inc.	1,223	128,244
Thermo Fisher Scientific, Inc.	4,264	2,357,992
Waters Corp.*	1,204	349,304
West Pharmaceutical Services, Inc.	875	288,216
		7,323,392

Machinery — 2.2%
AGCO Corp.	1,297	126,950
Allison Transmission Holdings, Inc.	1,376	104,438
Caterpillar, Inc.	11,152	3,714,731
Crane Co.	801	116,129
Cummins, Inc.	1,605	444,473
Deere & Co.	5,503	2,056,086
Donaldson Co., Inc.	2,651	189,706
Dover Corp.	2,265	408,719
Esab Corp.	564	53,259
Federal Signal Corp.	808	67,605
Flowserve Corp.	1,775	85,378
Fortive Corp.	3,548	262,907
Franklin Electric Co., Inc.	300	28,896
Graco, Inc.	2,998	237,681
IDEX Corp.	1,004	202,005
Illinois Tool Works, Inc.	6,946	1,645,924
Ingersoll Rand, Inc.	3,972	360,816
ITT, Inc.	1,721	222,319
Lincoln Electric Holdings, Inc.	1,135	214,106
Middleby Corp. (The)*	1,043	127,882
Mueller Industries, Inc.	776	44,185
Nordson Corp.	589	136,613
Oshkosh Corp.	1,453	157,215
Otis Worldwide Corp.	5,642	543,099
PACCAR, Inc.	7,924	815,697
Parker-Hannifin Corp.	1,922	972,167
Pentair PLC	1,393	106,801
RBC Bearings, Inc.*	421	113,577
Snap-on, Inc.	871	227,671
Stanley Black & Decker, Inc.	1,936	154,667
Timken Co., (The)	1,513	121,237
Toro Co. (The)	1,626	152,047
Watts Water Technologies, Inc., Class A	400	73,348
Westinghouse Air Brake Technologies Corp.	1,144	180,809
Xylem, Inc.	2,692	365,116
		14,834,259

Marine Transportation — 0.0%
Kirby Corp.*	322	38,553

Media — 0.7%
Charter Communications, Inc., Class A*@	2,282	682,227
Comcast Corp., Class A	59,894	2,345,449
Fox Corp. Class A	3,686	126,688
Fox Corp. Class B	661	21,165
GCI Liberty, Inc.*§	1,444	—
Interpublic Group of Cos., Inc. (The)	6,061	176,315
Liberty Broadband Corp., Class A*	39	2,129
Liberty Broadband Corp., Class C*	1,043	57,177
New York Times Co. (The), Class A	1,641	84,036
News Corp., Class A	3,913	107,881
News Corp., Class B	1,525	43,295
Nexstar Media Group, Inc.	746	123,843
Omnicom Group, Inc.	4,831	433,341
Paramount Global, Class A	616	11,322
Paramount Global, Class B	1,143	11,876
Sirius XM Holdings, Inc. @	12,754	36,094
Trade Desk, Inc. (The), Class A*	4,830	471,746
		4,734,584

Metals & Mining — 0.4%
Alcoa Corp.	2,296	91,335
ATI, Inc.*	1,233	68,370
Cleveland-Cliffs, Inc.*	6,698	103,082
Commercial Metals Co.	2,430	133,626
Freeport-McMoRan, Inc.	16,128	783,821
Newmont Corp.	4,649	194,654
Nucor Corp.	3,651	577,150
Reliance, Inc.	664	189,638

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Metals & Mining (Continued)
Royal Gold, Inc.	1,115	$139,553
Southern Copper Corp. @	1,787	192,531
Steel Dynamics, Inc.	2,409	311,966
		2,785,726

Multi-Utilities — 0.6%
Ameren Corp.	3,328	236,654
CenterPoint Energy, Inc.	6,700	207,566
CMS Energy Corp.	5,199	309,496
Consolidated Edison, Inc.	5,063	452,733
Dominion Energy, Inc.	13,388	656,012
DTE Energy Co.	3,247	360,450
NiSource, Inc.	5,791	166,839
Public Service Enterprise Group, Inc.	8,415	620,186
Sempra	9,472	720,440
WEC Energy Group, Inc.	4,990	391,515
		4,121,891

Oil, Gas & Consumable Fuels — 3.3%
Antero Midstream Corp.	3,600	53,064
Antero Resources Corp.*	3,300	107,679
APA Corp.	5,617	165,364
Cheniere Energy, Inc.	4,227	739,006
Chesapeake Energy Corp. @	1,889	155,257
Chevron Corp.	19,502	3,050,503
ConocoPhillips	19,025	2,176,079
Coterra Energy, Inc.	12,762	340,363
Devon Energy Corp.	12,088	572,971
Diamondback Energy, Inc.	2,409	482,258
DT Midstream, Inc.	1,623	115,282
EnLink Midstream LLC*	3,400	46,784
EOG Resources, Inc.	8,893	1,119,362
EQT Corp. @	3,800	140,524
Exxon Mobil Corp.	55,483	6,387,203
Hess Corp.	4,540	669,741
HF Sinclair Corp.	2,161	115,268
Kinder Morgan, Inc.	8,265	164,226
Magnolia Oil & Gas Corp., Class A	1,900	48,146
Marathon Oil Corp.	8,798	252,239
Marathon Petroleum Corp.	6,829	1,184,695
Matador Resources Co.	1,362	81,175
Murphy Oil Corp.	1,330	54,849
New Fortress Energy, Inc. @	1,001	22,002
Occidental Petroleum Corp.	15,526	978,604
ONEOK, Inc.	6,698	546,222
Ovintiv, Inc.	3,582	167,888
PBF Energy, Inc., Class A	1,038	47,769
Phillips 66	3,291	464,590
Range Resources Corp.	3,129	104,915
Southwestern Energy Co.*	16,772	112,876
Targa Resources Corp.	1,997	257,174
Texas Pacific Land Corp.	174	127,763
Valero Energy Corp.	6,271	983,042
Vitesse Energy, Inc.	190	4,503
Williams Cos., Inc. (The)	13,491	573,367
		22,612,753

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,020	83,977

Passenger Airlines — 0.1%
Alaska Air Group, Inc.*	2,503	101,121
American Airlines Group, Inc.*@	10,481	118,750
Delta Air Lines, Inc.	4,487	212,863
Southwest Airlines Co.	5,800	165,938
United Airlines Holdings, Inc.*	2,884	140,336
		739,008

Personal Products — 0.2%
BellRing Brands, Inc.*	2,728	155,878
Coty, Inc., Class A*	2,516	25,211
e.l.f Beauty, Inc.*	574	120,953
Estee Lauder Cos., Inc. (The), Class A	3,525	375,060
Kenvue, Inc.	29,296	532,601
		1,209,703

Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	35,866	1,489,515
Elanco Animal Health, Inc.*	4,517	65,180
Eli Lilly & Co.	18,033	16,326,718
Jazz Pharmaceuticals PLC*	1,092	116,549
Johnson & Johnson	37,932	5,544,141
Merck & Co., Inc.	33,114	4,099,513
Pfizer, Inc.	42,944	1,201,573
Royalty Pharma PLC, Class A	2,744	72,359
Viatris, Inc.	10,369	110,223
Zoetis, Inc.	11,289	1,957,061
		30,982,832

Professional Services — 1.1%
Automatic Data Processing, Inc.	9,817	2,343,220
Booz Allen Hamilton Holding Corp.	3,549	546,191
Broadridge Financial Solutions, Inc.	2,485	489,545
CACI International, Inc., Class A*	457	196,569
Concentrix Corp.	144	9,112
Dayforce, Inc.*	995	49,352
Equifax, Inc.	1,421	344,536
ExlService Holdings, Inc.*	1,320	41,395
Exponent, Inc.	799	76,001
FTI Consulting, Inc.*	662	142,681
Genpact Ltd.	2,839	91,387
Jacobs Solutions, Inc.	195	27,243
KBR, Inc.	2,555	163,878
Leidos Holdings, Inc.	1,015	148,068
Maximus, Inc.	1,176	100,783
Parsons Corp.*	540	44,177
Paychex, Inc.	5,938	704,009
Paycom Software, Inc.	888	127,020
Paylocity Holding Corp.*	668	88,076
Robert Half, Inc.	2,642	169,035
Science Applications International Corp.	1,254	147,408
SS&C Technologies Holdings, Inc.	3,246	203,427
TransUnion	2,647	196,302

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Professional Services (Continued)
TriNet Group, Inc.	421	$42,100
Verisk Analytics, Inc.	3,116	839,918
		7,331,433

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	3,515	313,222
CoStar Group, Inc.*	2,890	214,265
Jones Lang LaSalle, Inc.*	861	176,746
Zillow Group, Inc., Class A*	436	19,637
Zillow Group, Inc., Class C*	1,159	53,766
		777,636

Semiconductors & Semiconductor Equipment — 11.3%
Advanced Micro Devices, Inc.*	15,685	2,544,264
Allegro MicroSystems, Inc.*	1,167	32,956
Amkor Technology, Inc.	2,141	85,683
Analog Devices, Inc.	4,750	1,084,235
Applied Materials, Inc.	15,368	3,626,694
Broadcom, Inc.	5,334	8,563,897
Cirrus Logic, Inc.*	899	114,766
Enphase Energy, Inc.*	1,883	187,754
Entegris, Inc.	1,797	243,314
First Solar, Inc.*	1,023	230,646
Intel Corp.	40,658	1,259,178
KLA Corp.	3,026	2,494,967
Lam Research Corp.	2,444	2,602,493
Lattice Semiconductor Corp.*	1,742	101,019
MACOM Technology Solutions Holdings, Inc.*	654	72,901
Marvell Technology, Inc.	6,428	449,317
Microchip Technology, Inc.	8,612	787,998
Micron Technology, Inc.	8,415	1,106,825
Monolithic Power Systems, Inc.	581	477,396
NVIDIA Corp.	341,350	42,170,379
NXP Semiconductors NV	2,249	605,183
ON Semiconductor Corp.*	6,691	458,668
Onto Innovation, Inc.*	307	67,405
Power Integrations, Inc.	846	59,381
Qorvo, Inc.*	1,637	189,957
QUALCOMM, Inc.	19,977	3,979,019
Skyworks Solutions, Inc.	1,882	200,584
Teradyne, Inc.	2,521	373,839
Texas Instruments, Inc.	17,301	3,365,564
Universal Display Corp.	786	165,257
Wolfspeed, Inc.*@	857	19,505
		77,721,044

Software — 8.3%
Adobe, Inc.*	8,414	4,674,313
AppLovin Corp., Class A*	1,162	96,702
Aspen Technology, Inc.*	364	72,301
Atlassian Corp., Class A*	1,245	220,216
Autodesk, Inc.*	2,329	576,311
Bentley Systems, Inc., Class B	2,343	115,650
Bill Holdings, Inc.*	791	41,622
Cadence Design Systems, Inc.*	4,098	1,261,159
Crowdstrike Holdings, Inc., Class A*	825	316,132
Datadog, Inc., Class A*	1,407	182,474
DocuSign, Inc.*	1,359	72,706
Dolby Laboratories, Inc., Class A	938	74,318
Dropbox, Inc., Class A*	5,131	115,294
Dynatrace, Inc.*	1,205	53,912
Fair Isaac Corp.*	375	558,247
Fortinet, Inc.*	13,129	791,285
Gen Digital, Inc.	5,861	146,408
Guidewire Software, Inc.*	488	67,290
HubSpot, Inc.*	406	239,455
Intuit, Inc.	3,133	2,059,039
Manhattan Associates, Inc.*	1,745	430,457
Microsoft Corp.	75,745	33,854,228
Nutanix, Inc., Class A*	1,172	66,628
Oracle Corp.	26,244	3,705,653
Palantir Technologies, Inc., Class A*	13,943	353,176
Palo Alto Networks, Inc.*	3,011	1,020,759
Procore Technologies, Inc.*	362	24,004
PTC, Inc.*	1,031	187,302
Qualys, Inc.*	503	71,728
Roper Technologies, Inc.	842	474,602
Salesforce, Inc.	7,199	1,850,863
SentinelOne, Inc., Class A*	2,184	45,973
ServiceNow, Inc.*	1,610	1,266,539
SPS Commerce, Inc.*	393	73,947
Synopsys, Inc.*	1,737	1,033,619
Teradata Corp.*	1,256	43,407
Tyler Technologies, Inc.*	424	213,179
Workday, Inc., Class A*	981	219,312
Zoom Video Communications, Inc., Class A*	832	49,246
Zscaler, Inc.*	705	135,494
		56,854,950

Specialty Retail — 2.5%
Abercrombie & Fitch Co., Class A*	303	53,885
AutoNation, Inc.*	654	104,234
AutoZone, Inc.*	260	770,666
Bath & Body Works, Inc.	2,883	112,581
Best Buy Co., Inc.	6,478	546,031
Burlington Stores, Inc.*	571	137,040
CarMax, Inc.*	1,900	139,346
Dick’s Sporting Goods, Inc.	1,695	364,171
Five Below, Inc.*	1,000	108,970
Floor & Decor Holdings, Inc., Class A*	701	69,686
Group 1 Automotive, Inc.	214	63,618
Home Depot, Inc. (The)	18,549	6,385,308
Lithia Motors, Inc.	199	50,238
Lowe’s Cos., Inc.	8,534	1,881,406
Murphy USA, Inc.	483	226,749
O’Reilly Automotive, Inc.*	884	933,557
Penske Automotive Group, Inc.	470	70,039
Ross Stores, Inc.	6,303	915,952
TJX Cos., Inc. (The)	25,484	2,805,788
Tractor Supply Co.	2,475	668,250
Ulta Beauty, Inc.*	984	379,696

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Specialty Retail (Continued)
Valvoline, Inc.*	3,289	$142,085
Williams-Sonoma, Inc.	1,394	393,624
		17,322,920

Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.*	1,085	35,892
Columbia Sportswear Co.	858	67,851
Crocs, Inc.*	998	145,648
Deckers Outdoor Corp.*	473	457,840
Levi Strauss & Co., Class A	2,933	56,548
Lululemon Athletica, Inc.*	2,254	673,270
NIKE, Inc., Class B	19,778	1,490,668
PVH Corp.	760	80,461
Ralph Lauren Corp.	970	169,808
Skechers U.S.A., Inc., Class A*	1,800	124,416
Tapestry, Inc.	5,352	229,012
VF Corp. @	5,509	74,372
		3,605,786

Tobacco — 0.5%
Altria Group, Inc.	27,551	1,254,948
Philip Morris International, Inc.	21,397	2,168,158
		3,423,106

Trading Companies & Distributors — 0.5%
Air Lease Corp.	1,296	61,599
Applied Industrial Technologies, Inc.	374	72,556
Beacon Roofing Supply, Inc.*	1,400	126,700
Core & Main, Inc., Class A*	1,729	84,617
Fastenal Co.	10,847	681,625
Ferguson PLC	332	64,292
GATX Corp.	410	54,268
MSC Industrial Direct Co., Inc., Class A	1,100	87,241
SiteOne Landscape Supply, Inc.*	654	79,402
United Rentals, Inc.	1,530	989,497
Watsco, Inc.	474	219,576
WESCO International, Inc.	596	94,478
WW Grainger, Inc.	993	895,924
		3,511,775

Water Utilities — 0.1%
American Water Works Co., Inc.	3,475	448,831
Essential Utilities, Inc.	3,662	136,702
		585,533

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	8,733	1,538,580
TOTAL COMMON STOCKS (Identified Cost $115,778,732)		661,180,469

MUTUAL FUNDS — 3.9%
Others — 3.9%
DFA U.S. Micro Cap Portfolio	1,001,664	26,564,131

TOTAL MUTUAL FUNDS (Identified Cost $11,840,993)		26,564,131

SHORT-TERM INVESTMENTS — 0.2%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 5.000%	1,534,909	1,534,909

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 5.330%	69,686	69,686

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,604,595)		1,604,595

Total Investments — 100.1%
(Identified Cost $129,224,320)		689,349,195
Liabilities in excess of Cash and Other Assets — (0.1%)		(994,166)
Net Assets — 100.0%		$688,355,029
†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2024, the fair value of the securities on loan was $1,774,006.
¶	Contingent value rights based on future performance.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024
	SHARES	VALUE†

COMMON STOCKS — 99.8%
Aerospace & Defense — 2.0%
General Dynamics Corp.	7,826	$2,270,636
L3Harris Technologies, Inc.	6,055	1,359,832
Northrop Grumman Corp.	2,915	1,270,794
RTX Corp.	36,091	3,623,175
Textron, Inc.	26,765	2,298,043
		10,822,480

Air Freight & Logistics — 0.9%
FedEx Corp.	16,968	5,087,685

Automobile Components — 0.4%
Aptiv PLC*	10,701	753,564
BorgWarner, Inc.	24,241	781,530
Gentex Corp.	863	29,092
Lear Corp.	4,071	464,949
		2,029,135

Automobiles — 1.2%
Ford Motor Co.	161,291	2,022,589
General Motors Co.	98,964	4,597,868
		6,620,457

Beverages — 0.3%
Constellation Brands, Inc., Class A	5,660	1,456,205
Keurig Dr Pepper, Inc.	2,705	90,347
		1,546,552

Biotechnology — 1.8%
Biogen, Inc.*	9,693	2,247,031
Gilead Sciences, Inc.	45,490	3,121,069
Moderna, Inc.*	8,724	1,035,975
Regeneron Pharmaceuticals, Inc.*	3,232	3,396,929
United Therapeutics Corp.*	683	217,570
		10,018,574

Broadline Retail — 0.2%
eBay, Inc.	20,328	1,092,020

Building Products — 1.1%
Builders FirstSource, Inc.*	5,259	727,898
Carrier Global Corp.	571	36,019
Fortune Brands Innovations, Inc.	11,027	716,093
Johnson Controls International PLC	34,370	2,284,574
Owens Corning	12,209	2,120,948
		5,885,532

Capital Markets — 3.4%
Bank of New York Mellon Corp. (The)	52,444	3,140,871
Franklin Resources, Inc.	5,210	116,444
Goldman Sachs Group, Inc. (The)	17,449	7,892,532
Jefferies Financial Group, Inc.	6,993	347,972
Morgan Stanley	58,923	5,726,726
Northern Trust Corp.	938	78,773
Raymond James Financial, Inc.	4,361	539,063
State Street Corp.	10,112	748,288
T Rowe Price Group, Inc.	1,285	148,173
		18,738,842

Chemicals — 3.8%
Air Products & Chemicals, Inc.	5,579	1,439,661
Albemarle Corp. @	4,214	402,521
Celanese Corp.	4,202	566,808
CF Industries Holdings, Inc.	11,835	877,210
Corteva, Inc.	18,513	998,591
Dow, Inc.	51,700	2,742,685
DuPont de Nemours, Inc.	13,259	1,067,217
Eastman Chemical Co.	17,799	1,743,768
International Flavors & Fragrances, Inc.	9,315	886,881
Linde PLC	13,057	5,729,542
LyondellBasell Industries NV, Class A	21,390	2,046,168
Mosaic Co. (The)	5,998	173,342
PPG Industries, Inc.	8,879	1,117,777
Westlake Corp.	7,968	1,153,926
		20,946,097

Commercial Banks — 11.7%
Bank of America Corp.	196,564	7,817,350
Citigroup, Inc.	77,487	4,917,325
Citizens Financial Group, Inc.	18,613	670,626
East West Bancorp, Inc.	2,390	175,020
Fifth Third Bancorp	70,601	2,576,230
First Citizens Bancshares, Inc., Class A	153	257,592
Huntington Bancshares, Inc.	72,900	960,822
JPMorgan Chase & Co.	142,484	28,818,814
KeyCorp	33,936	482,231
M&T Bank Corp.	3,759	568,962
PNC Financial Services Group, Inc. (The)	11,566	1,798,282
Regions Financial Corp.	119,937	2,403,537
Truist Financial Corp.	64,730	2,514,761
U.S. Bancorp	40,031	1,589,231
Wells Fargo & Co.	126,013	7,483,912
Zions Bancorp NA	16,027	695,091
		63,729,786

Commercial Services & Supplies — 0.1%
Veralto Corp.	6,377	608,812

Communications Equipment — 1.1%
Cisco Systems, Inc.	124,416	5,911,004

Computers & Peripherals — 1.1%
Dell Technologies, Inc., Class C	861	118,741
Hewlett Packard Enterprise Co.	141,847	3,002,901
HP, Inc.	47,818	1,674,586
Western Digital Corp.*	15,020	1,138,065
		5,934,293

Construction & Engineering — 0.0%
Quanta Services, Inc.	431	109,513

Construction Materials — 0.8%
Martin Marietta Materials, Inc.	4,136	2,240,885
Vulcan Materials Co.	8,594	2,137,156
		4,378,041

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Consumer Finance — 1.5%
Ally Financial, Inc.	52,963	$2,101,042
Capital One Financial Corp.	28,539	3,951,225
Discover Financial Services	7,930	1,037,323
Synchrony Financial	25,544	1,205,421
		8,295,011

Consumer Staples Distribution & Retail — 1.0%
Dollar Tree, Inc.*	12,596	1,344,875
Kroger Co. (The)	64,415	3,216,241
U.S. Foods Holding Corp.*	9,124	483,389
Walgreens Boots Alliance, Inc.	44,769	541,481
		5,585,986

Containers & Packaging — 0.5%
Amcor PLC	20,769	203,121
Ball Corp.	6,731	403,995
International Paper Co.	36,643	1,581,145
Packaging Corp. of America	2,898	529,059
Sonoco Products Co.	611	30,990
		2,748,310

Distributors — 0.4%
Genuine Parts Co.	2,990	413,577
LKQ Corp.	37,512	1,560,124
		1,973,701

Diversified Telecommunication Services — 3.1%
AT&T, Inc.	455,881	8,711,886
Verizon Communications, Inc.	198,247	8,175,706
		16,887,592

Electrical Equipment — 0.3%
AMETEK, Inc.	6,575	1,096,118
GE Vernova, Inc.*	2,774	475,769
NEXTracker, Inc., Class A*	695	32,582
Sensata Technologies Holding PLC	1,781	66,591
		1,671,060

Electronic Equipment, Instruments & Components — 1.4%
Corning, Inc.	84,494	3,282,592
Flex Ltd.*	31,420	926,576
Keysight Technologies, Inc.*	1,184	161,912
TD SYNNEX Corp.	1,605	185,217
TE Connectivity Ltd.	19,914	2,995,663
Teledyne Technologies, Inc.*	125	48,497
		7,600,457

Energy Equipment & Services — 0.3%
Baker Hughes Co.	49,652	1,746,261

Entertainment — 1.0%
Electronic Arts, Inc.	5,250	731,483
Liberty Media Corp.-Liberty Formula One, Class A*	1,097	70,460
Liberty Media Corp.-Liberty Formula One, Class C*	2,194	157,617
Take-Two Interactive Software, Inc.*	2,974	462,427
Walt Disney Co. (The)	34,691	3,444,469
Warner Bros Discovery, Inc.*	85,934	639,349
		5,505,805

Financial Services — 3.7%
Berkshire Hathaway, Inc., Class B*	37,649	15,315,613
Fidelity National Information Services, Inc.	27,979	2,108,497
Fiserv, Inc.*	12,529	1,867,322
Global Payments, Inc.	7,128	689,278
		19,980,710

Food Products — 2.5%
Archer-Daniels-Midland Co.	24,965	1,509,134
Bunge Global SA	12,845	1,371,461
Campbell Soup Co.	3,702	167,293
Conagra Brands, Inc.	19,827	563,483
General Mills, Inc.	38,095	2,409,890
Hormel Foods Corp.	5,728	174,647
J.M. Smucker Co. (The)	5,150	561,556
Kraft Heinz Co. (The)	20,920	674,042
McCormick & Co., Inc.	1,921	136,276
Mondelez International, Inc., Class A	51,728	3,385,080
Post Holdings, Inc.*	973	101,348
Tyson Foods, Inc., Class A	41,844	2,390,966
		13,445,176

Ground Transportation — 0.9%
Norfolk Southern Corp.	16,359	3,512,114
U-Haul Holding Co.* @	2,003	123,645
U-Haul Holding Co.	18,027	1,081,980
		4,717,739

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	23,123	2,402,711
Becton Dickinson & Co.	8,851	2,068,567
Boston Scientific Corp.*	4,174	321,440
Cooper Cos., Inc. (The)	548	47,840
GE HealthCare Technologies, Inc.	23,244	1,811,173
Hologic, Inc.*	5,323	395,233
Medtronic PLC	37,706	2,967,839
STERIS PLC	3,097	679,915
Zimmer Biomet Holdings, Inc.	8,154	884,954
		11,579,672

Health Care Providers & Services — 5.2%
Centene Corp.*	19,196	1,272,695
Cigna Group (The)	19,065	6,302,317
CVS Health Corp.	58,448	3,451,939
Elevance Health, Inc.	13,010	7,049,599
Henry Schein, Inc.*	3,777	242,106
Humana, Inc.	7,918	2,958,561
Labcorp Holdings, Inc.	13,769	2,802,129
Quest Diagnostics, Inc.	18,783	2,571,017
UnitedHealth Group, Inc.	3,043	1,549,678
Universal Health Services, Inc., Class B	1,221	225,799
		28,425,840

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 0.5%
Aramark	16,117	548,300
Carnival Corp.*	27,865	521,633
Hyatt Hotels Corp., Class A	3,174	482,194
MGM Resorts International*	26,967	1,198,414
		2,750,541

Household Durables — 3.1%
DR Horton, Inc.	46,332	6,529,569
Garmin Ltd.	12,982	2,115,028
Lennar Corp., Class A	23,116	3,464,395
Lennar Corp., Class B	573	79,893
NVR, Inc.*	15	113,828
PulteGroup, Inc.	41,840	4,606,584
		16,909,297

Independent Power Producers & Energy Traders — 0.3%
Vistra Corp.	16,276	1,399,411

Insurance — 5.1%
Aflac, Inc.	32,730	2,923,116
American International Group, Inc.	29,118	2,161,720
Arch Capital Group Ltd.*	18,837	1,900,465
Chubb Ltd.	11,440	2,918,115
Cincinnati Financial Corp.	370	43,697
Everest Group Ltd.	1,938	738,417
F&G Annuities & Life, Inc.	103	3,919
Fidelity National Financial, Inc.	1,515	74,871
Hartford Financial Services Group, Inc. (The)	47,472	4,772,835
Lincoln National Corp.	9,516	295,948
Loews Corp.	15,964	1,193,149
Markel Group, Inc.*	116	182,777
MetLife, Inc.	12,261	860,600
Old Republic International Corp.	14,636	452,252
Principal Financial Group, Inc.	28,632	2,246,180
Prudential Financial, Inc.	22,788	2,670,526
RenaissanceRe Holdings Ltd.	60	13,411
Travelers Cos., Inc. (The)	21,374	4,346,189
		27,798,187

Interactive Media & Services — 0.5%
Meta Platforms, Inc., Class A	5,256	2,650,180

IT Services — 0.7%
Akamai Technologies, Inc.*	3,310	298,165
Amdocs Ltd.	15,213	1,200,610
Cognizant Technology Solutions Corp., Class A	34,305	2,332,740
DXC Technology Co.*	10,285	196,341
Kyndryl Holdings, Inc.*	1,933	50,857
		4,078,713

Life Sciences Tools & Services — 1.6%
Danaher Corp.	19,132	4,780,130
Revvity, Inc.	1,932	202,590
Thermo Fisher Scientific, Inc.	6,997	3,869,341
		8,852,061

Machinery — 4.1%
Cummins, Inc.	10,946	3,031,276
Deere & Co.	4,734	1,768,764
Dover Corp.	6,916	1,247,992
Fortive Corp.	7,311	541,745
Ingersoll Rand, Inc.	14,939	1,357,059
Oshkosh Corp.	984	106,469
Otis Worldwide Corp.	25,885	2,491,690
PACCAR, Inc.	34,507	3,552,150
Parker-Hannifin Corp.	6,209	3,140,574
Pentair PLC	20,400	1,564,068
Snap-on, Inc.	6,351	1,660,088
Stanley Black & Decker, Inc.	14,985	1,197,152
Westinghouse Air Brake Technologies Corp.	5,333	842,881
		22,501,908

Media — 2.5%
Comcast Corp., Class A	276,529	10,828,876
Fox Corp. Class A	24,883	855,229
Fox Corp. Class B	14,510	464,610
Interpublic Group of Cos., Inc. (The)	21,833	635,122
Liberty Media Corp.-Liberty SiriusXM, Class A*	4,389	97,216
Liberty Media Corp.-Liberty SiriusXM, Class C*	8,778	194,521
News Corp., Class A	8,320	229,382
News Corp., Class B	1,734	49,228
Paramount Global, Class B	25,564	265,610
		13,619,794

Metals & Mining — 3.6%
Freeport-McMoRan, Inc.	106,539	5,177,796
Newmont Corp.	42,413	1,775,832
Nucor Corp.	36,250	5,730,400
Reliance, Inc.	9,348	2,669,789
Royal Gold, Inc.	725	90,741
Steel Dynamics, Inc.	33,820	4,379,690
		19,824,248

Oil, Gas & Consumable Fuels — 13.8%
Chevron Corp.	97,929	15,318,054
ConocoPhillips	81,442	9,315,336
Coterra Energy, Inc.	19,923	531,346
Devon Energy Corp.	27,320	1,294,968
Diamondback Energy, Inc.	8,816	1,764,875
EOG Resources, Inc.	23,992	3,019,873
EQT Corp. @	1,748	64,641
Exxon Mobil Corp.	236,646	27,242,688
HF Sinclair Corp.	471	25,123
Kinder Morgan, Inc.	75,243	1,495,078
Marathon Oil Corp.	18,183	521,307
Marathon Petroleum Corp.	27,020	4,687,430
Occidental Petroleum Corp.	34,021	2,144,344
ONEOK, Inc.	1,519	123,874
Phillips 66	15,495	2,187,429
Valero Energy Corp.	19,826	3,107,924
Williams Cos., Inc. (The)	67,920	2,886,600
		75,730,890
The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Passenger Airlines — 0.5%
Delta Air Lines, Inc.	33,883	$1,607,409
Southwest Airlines Co.	22,025	630,135
United Airlines Holdings, Inc.*	5,310	258,385
		2,495,929

Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	79,893	3,317,956
Jazz Pharmaceuticals PLC*	4,730	504,833
Johnson & Johnson	14,799	2,163,022
Pfizer, Inc.	246,001	6,883,108
Viatris, Inc.	69,023	733,715
		13,602,634

Professional Services — 0.7%
Concentrix Corp.	1,605	101,564
Jacobs Solutions, Inc.	6,136	857,260
Leidos Holdings, Inc.	16,200	2,363,256
ManpowerGroup, Inc.	632	44,114
SS&C Technologies Holdings, Inc.	7,467	467,957
		3,834,151

Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A*	19,100	1,702,001
Jones Lang LaSalle, Inc.*	4,753	975,696
		2,677,697

Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices, Inc.*	11,477	1,861,684
Analog Devices, Inc.	18,542	4,232,397
Intel Corp.	207,108	6,414,135
Marvell Technology, Inc.	18,929	1,323,137
Micron Technology, Inc.	49,569	6,519,811
ON Semiconductor Corp.*	10,923	748,772
Qorvo, Inc.*	11,125	1,290,945
Skyworks Solutions, Inc.	4,292	457,441
		22,848,322

Software — 0.7%
Gen Digital, Inc.	3,129	78,162
Roper Technologies, Inc.	366	206,300
Salesforce, Inc.	13,859	3,563,149
		3,847,611

Specialty Retail — 0.1%
CarMax, Inc.*	8,119	595,448

Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp.	1,676	293,401
Tapestry, Inc.	6,979	298,631
		592,032

Trading Companies & Distributors — 0.0%
United Rentals, Inc.	184	118,998

Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.	29,534	5,203,300
TOTAL COMMON STOCKS (Identified Cost $309,740,756)		545,553,495

SHORT-TERM INVESTMENTS — 0.2%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 5.000%	915,933	915,933

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 5.330%	21,273	21,273

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $937,206)		937,206

Total Investments — 100.0% (Identified Cost $310,677,962)		546,490,701
Cash and Other Assets, Less Liabilities — 0.0%		166,603
Net Assets — 100.0%		$546,657,304
†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2024, the fair value of the securities on loan was $491,527.

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024
	SHARES	VALUE†

COMMON STOCKS — 99.8%
Aerospace & Defense — 1.3%
AAR Corp.*	3,510	$255,177
AeroVironment, Inc.*	2,477	451,210
Astronics Corp., Class B*	693	13,929
Axon Enterprise, Inc.*	11	3,237
BWX Technologies, Inc.	3,927	373,065
Curtiss-Wright Corp.	2,577	698,316
Ducommun, Inc.*	1,489	86,451
Hexcel Corp.	4,516	282,024
Huntington Ingalls Industries, Inc.	370	91,142
Innovative Solutions & Support, Inc.*	3,248	19,488
Kratos Defense & Security Solutions, Inc.*	11,721	234,537
Mercury Systems, Inc.*	4,277	115,436
Moog, Inc., Class A	2,730	456,729
National Presto Industries, Inc.	709	53,267
Park Aerospace Corp.	2,501	34,214
Textron, Inc.	1,666	143,043
V2X, Inc.*	1,491	71,508
Woodward, Inc.	4,322	753,671
		4,136,444

Air Freight & Logistics — 0.1%
Air Transport Services Group, Inc.*	3,158	43,801
CH Robinson Worldwide, Inc.	1,094	96,403
HUB Group, Inc., Class A	5,418	233,245
Radiant Logistics, Inc.*	6,146	34,971
		408,420

Automobile Components — 1.6%
Adient PLC*	4,024	99,433
American Axle & Manufacturing Holdings, Inc.*	3,721	26,010
Autoliv, Inc.	6,598	705,920
BorgWarner, Inc.	15,123	487,565
Cooper-Standard Holdings, Inc.*	1,153	14,343
Dana, Inc.	9,900	119,988
Dorman Products, Inc.*	3,535	323,382
Fox Factory Holding Corp.*	4,601	221,722
Gentex Corp.	15,377	518,359
Gentherm, Inc.*	3,773	186,084
Goodyear Tire & Rubber Co. (The)*	6,748	76,590
LCI Industries	2,757	285,019
Lear Corp.	4,020	459,124
Modine Manufacturing Co.*	5,416	542,629
Motorcar Parts of America, Inc.*	2,267	13,987
Patrick Industries, Inc.	2,334	253,356
Phinia, Inc.	3,024	119,025
Standard Motor Products, Inc.	2,639	73,179
Stoneridge, Inc.*	2,727	43,523
Strattec Security Corp.*	941	23,525
Visteon Corp.*	2,696	287,663
XPEL, Inc.*@	305	10,846
		4,891,272

Automobiles — 0.3%
Harley-Davidson, Inc.	9,600	321,984
Lucid Group, Inc.*@	15,466	40,366
Rivian Automotive, Inc., Class A*@	14,455	193,986
Thor Industries, Inc.	2,397	224,000
Winnebago Industries, Inc.	3,191	172,952
		953,288

Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A*	69	21,048
Celsius Holdings, Inc.*	2,162	123,429
Coca-Cola Consolidated, Inc.	882	956,970
Duckhorn Portfolio, Inc. (The)*	6,105	43,346
MGP Ingredients, Inc. @	1,851	137,714
Molson Coors Beverage Co., Class B	9,730	494,576
National Beverage Corp.	7,326	375,384
		2,152,467

Biotechnology — 2.3%
Agios Pharmaceuticals, Inc.*	4,111	177,266
Aldeyra Therapeutics, Inc.*	3,971	13,144
Alkermes PLC*	5,522	133,080
Allogene Therapeutics, Inc.*@	7,175	16,718
AnaptysBio, Inc.*	2,569	64,379
Anika Therapeutics, Inc.*	1,795	45,467
Arcus Biosciences, Inc.*	2,904	44,228
Avid Bioservices, Inc.*	2,126	15,180
Avidity Biosciences, Inc.*	4,762	194,528
Beam Therapeutics, Inc.*@	497	11,645
BioMarin Pharmaceutical, Inc.*	3,782	311,372
Biomea Fusion, Inc.*	1,472	6,624
Catalyst Pharmaceuticals, Inc.*	8,570	132,749
Chinook Therapeutics, Inc. CVR ¶*§	5,000	6,250
Crinetics Pharmaceuticals, Inc.*	551	24,679
CRISPR Therapeutics AG*@	1,927	104,077
Cullinan Therapeutics, Inc.*	1,139	19,864
Dynavax Technologies Corp.*	7,915	88,886
Editas Medicine, Inc.*@	4,524	21,127
Enanta Pharmaceuticals, Inc.*	1,585	20,557
Exact Sciences Corp.*	3,133	132,369
Exelixis, Inc.*	22,934	515,327
Fate Therapeutics, Inc.*	124	407
Generation Bio Co.*	1,291	3,641
Halozyme Therapeutics, Inc.*	8,219	430,347
Ideaya Biosciences, Inc.*	4,393	154,238
Incyte Corp.*	4,731	286,793
Intellia Therapeutics, Inc.*	2,590	57,964
Iovance Biotherapeutics, Inc.*	3,913	31,382
Krystal Biotech, Inc.*	1,598	293,457
Kura Oncology, Inc.*	5,384	110,857
Kymera Therapeutics, Inc.*@	3,129	93,401
LENZ Therapeutics, Inc. @	446	7,711
Mirati Therapeutics, Inc. CVR ¶*§	1,395	732
Myriad Genetics, Inc.*	8,130	198,860
Natera, Inc.*	2,782	301,263
Neurocrine Biosciences, Inc.*	7,426	1,022,337
Nurix Therapeutics, Inc.*	2,828	59,020
PDL BioPharma, Inc.*§	18,262	21,732
Prothena Corp. PLC*	932	19,237

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Biotechnology (Continued)
RAPT Therapeutics, Inc.*	1,843	$5,621
Recursion Pharmaceuticals, Inc., Class A*@	1,754	13,155
REGENXBIO, Inc.*	2,258	26,419
Relay Therapeutics, Inc.*	6,235	40,652
Replimune Group, Inc.*@	3,690	33,210
REVOLUTION Medicines, Inc.*	2,160	83,830
Rocket Pharmaceuticals, Inc.*	3,576	76,991
Sage Therapeutics, Inc.*	2,194	23,827
Sarepta Therapeutics, Inc.*	2,651	418,858
Stoke Therapeutics, Inc.*	2,970	40,125
Sutro Biopharma, Inc.*	908	2,660
Twist Bioscience Corp.*	2,997	147,692
United Therapeutics Corp.*	2,637	840,016
Veracyte, Inc.*	4,340	94,048
Xencor, Inc.*	2,792	52,853
Xenon Pharmaceuticals, Inc.*	338	13,179
		7,106,031

Broadline Retail — 0.4%
Big Lots, Inc.*	1,156	2,000
Dillard’s, Inc., Class A @	780	343,504
Etsy, Inc.*	418	24,654
Kohl’s Corp.	2,281	52,440
Macy’s, Inc.	15,808	303,514
Nordstrom, Inc. @	2,914	61,835
Ollie’s Bargain Outlet Holdings, Inc.*	3,753	368,432
		1,156,379

Building Products — 2.9%
A.O. Smith Corp.	8,970	733,567
AAON, Inc.	8,580	748,519
Advanced Drainage Systems, Inc.	7,209	1,156,252
Allegion PLC	1,427	168,600
American Woodmark Corp.*	1,353	106,346
Apogee Enterprises, Inc.	2,316	145,526
Armstrong World Industries, Inc.	4,365	494,293
AZZ, Inc.	2,363	182,542
Carlisle Cos., Inc.	609	246,773
CSW Industrials, Inc.	1,174	311,474
Fortune Brands Innovations, Inc.	961	62,407
Gibraltar Industries, Inc.*	3,042	208,529
Insteel Industries, Inc.	2,278	70,527
Masco Corp.	5,670	378,019
Owens Corning	6,683	1,160,971
Quanex Building Products Corp.	3,350	92,627
Resideo Technologies, Inc.*	681	13,320
Simpson Manufacturing Co., Inc.	4,397	741,026
Trex Co., Inc.*	10,510	779,001
UFP Industries, Inc.	6,595	738,640
Zurn Elkay Water Solutions Corp.	14,150	416,010
		8,954,969

Capital Markets — 3.2%
Affiliated Managers Group, Inc.	3,775	589,768
Artisan Partners Asset Management, Inc., Class A	6,206	256,122
AssetMark Financial Holdings, Inc.*	3,140	108,487
B Riley Financial, Inc. @	1,204	21,239
BGC Group, Inc., Class A	30,567	253,706
Brightsphere Investment Group, Inc.	2,826	62,652
Brookfield Asset Management Ltd., Class A @	332	12,633
Carlyle Group, Inc. (The)	9,910	397,886
Cohen & Steers, Inc. @	5,127	372,015
Diamond Hill Investment Group, Inc.	289	40,677
Donnelley Financial Solutions, Inc.*	2,776	165,505
Evercore, Inc., Class A	3,659	762,645
Federated Hermes, Inc.	7,863	258,535
Franklin Resources, Inc.	13,466	300,965
Hamilton Lane, Inc., Class A	1,792	221,455
Houlihan Lokey, Inc.	1,002	135,130
Invesco Ltd.	24,055	359,863
Janus Henderson Group PLC	14,636	493,379
Jefferies Financial Group, Inc.	21,621	1,075,861
Lazard, Inc.	6,742	257,410
MarketAxess Holdings, Inc.	710	142,376
Moelis & Co., Class A	1,713	97,401
Morningstar, Inc.	2,847	842,285
Open Lending Corp., Class A*	2,793	15,585
Oppenheimer Holdings, Inc., Class A	1,244	59,600
Piper Sandler Cos.	1,880	432,720
PJT Partners, Inc., Class A @	1,422	153,448
Robinhood Markets, Inc., Class A*	8,493	192,876
SEI Investments Co.	4,732	306,113
Silvercrest Asset Management Group, Inc., Class A	759	11,833
StepStone Group, Inc., Class A	446	20,467
Stifel Financial Corp.	9,673	813,983
StoneX Group, Inc.*	3,118	234,817
Victory Capital Holdings, Inc., Class A	982	46,871
Virtu Financial, Inc., Class A	3,211	72,087
Virtus Investment Partners, Inc.	676	152,675
Westwood Holdings Group, Inc.	1,157	14,092
WisdomTree, Inc. @	4,286	42,474
		9,797,636

Chemicals — 2.6%
AdvanSix, Inc.	3,198	73,298
Albemarle Corp. @	750	71,640
American Vanguard Corp.	3,554	30,564
Arcadium Lithium PLC*@	18,990	63,807
Ashland, Inc.	3,394	320,699
Avient Corp.	10,014	437,111
Axalta Coating Systems Ltd.*	16,030	547,745
Balchem Corp.	3,494	537,901
Cabot Corp.	5,463	501,995
Celanese Corp.	1,157	156,068
CF Industries Holdings, Inc.	824	61,075
Chemours Co. (The)	8,849	199,722
Core Molding Technologies, Inc.*	1,500	23,910

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Chemicals (Continued)
Eastman Chemical Co.	3,373	$330,453
Ecovyst, Inc.*	5,086	45,622
Element Solutions, Inc.	21,963	595,637
FMC Corp.	2,021	116,309
Hawkins, Inc.	2,648	240,968
HB Fuller Co.	5,803	446,599
Huntsman Corp.	12,047	274,310
Ingevity Corp.*	1,259	55,031
Innospec, Inc.	2,704	334,187
Intrepid Potash, Inc.*	750	17,573
Koppers Holdings, Inc.	2,308	85,373
Kronos Worldwide, Inc.	2,278	28,589
LSB Industries, Inc.*	3,802	31,100
Mativ Holdings, Inc.	3,615	61,310
Minerals Technologies, Inc.	3,081	256,216
Mosaic Co. (The)	9,271	267,932
NewMarket Corp.	504	259,847
Olin Corp.	3,715	175,162
Orion SA	3,504	76,878
Quaker Chemical Corp.	784	133,045
RPM International, Inc.	4,352	468,623
Sensient Technologies Corp.	4,568	338,900
Stepan Co.	2,418	203,015
Tronox Holdings PLC	1,464	22,970
		7,891,184

Commercial Banks — 8.6%
1st Source Corp.	2,546	136,516
Amalgamated Financial Corp.	477	13,070
Amerant Bancorp, Inc.	661	15,005
Ameris Bancorp	7,199	362,470
AmeriServ Financial, Inc.	4,400	9,944
Arrow Financial Corp.	2,279	59,368
Associated Banc-Corp.	15,878	335,820
Atlantic Union Bankshares Corp.	9,016	296,176
Axos Financial, Inc.*	4,649	265,690
Banc of California, Inc.	5,994	76,603
BancFirst Corp.	3,303	289,673
Bancorp, Inc. (The)*	4,840	182,758
Bank of Hawaii Corp. @	3,456	197,718
Bank of Marin Bancorp	1,580	25,580
Bank OZK	4,569	187,329
BankUnited, Inc.	3,310	96,884
Bankwell Financial Group, Inc.	326	8,271
Banner Corp.	3,355	166,542
Bar Harbor Bankshares	2,089	56,152
BCB Bancorp, Inc.	878	9,333
Berkshire Hills Bancorp, Inc.	4,455	101,574
BOK Financial Corp.	5,182	474,878
Bridgewater Bancshares, Inc.*	700	8,127
Brookline Bancorp, Inc.	7,431	62,049
Burke & Herbert Financial Services Corp.	197	10,043
Business First Bancshares, Inc.	553	12,033
Byline Bancorp, Inc.	1,299	30,838
C&F Financial Corp.	466	22,461
Cadence Bank	15,454	437,039
Camden National Corp.	1,756	57,948
Capital City Bank Group, Inc.	1,890	53,752
Capitol Federal Financial, Inc.	7,002	38,441
Carter Bankshares, Inc.*	711	10,750
Cathay General Bancorp	7,259	273,809
Central Pacific Financial Corp.	3,116	66,059
Citizens & Northern Corp.	852	15,242
Citizens Community Bancorp, Inc.	400	4,628
Citizens Financial Group, Inc.	13,844	498,799
City Holding Co.	1,327	140,994
Civista Bancshares, Inc.	270	4,182
CNB Financial Corp.	2,264	46,208
Coastal Financial Corp.*	555	25,608
Columbia Financial, Inc.*@	2,819	42,200
Comerica, Inc.	7,707	393,365
Commerce Bancshares, Inc.	9,002	502,132
Community Financial System, Inc.	4,718	222,737
Community Trust Bancorp, Inc.	1,552	67,760
Community West Bancshares	1,638	30,303
ConnectOne Bancorp, Inc.	3,358	63,433
Cullen/Frost Bankers, Inc.	3,828	389,040
Customers Bancorp, Inc.*	3,713	178,150
CVB Financial Corp.	13,166	226,982
Dime Community Bancshares, Inc.	4,460	90,984
Eagle Bancorp, Inc.	1,459	27,575
East West Bancorp, Inc.	9,740	713,260
Enterprise Bancorp, Inc.	331	8,235
Enterprise Financial Services Corp.	2,901	118,680
Equity Bancshares, Inc., Class A	1,470	51,744
Esquire Financial Holdings, Inc.	569	27,084
ESSA Bancorp, Inc.	1,900	33,421
Farmers & Merchants Bancorp, Inc.	1,205	27,980
Farmers National Banc Corp.	3,991	49,848
FB Financial Corp.	3,274	127,784
Financial Institutions, Inc.	1,855	35,839
First BanCorp	3,381	107,921
First BanCorp	18,672	341,511
First Bancorp, Inc. (The)	1,876	46,619
First Bancshares, Inc. (The)	1,367	35,515
First Busey Corp.	5,571	134,874
First Business Financial Services, Inc.	551	20,381
First Commonwealth Financial Corp.	9,286	128,240
First Community Bankshares, Inc.	1,982	73,017
First Financial Bancorp	8,992	199,802
First Financial Bankshares, Inc.	14,820	437,635
First Financial Corp.	1,395	51,448
First Foundation, Inc.	3,421	22,407
First Hawaiian, Inc.	1,200	24,912
First Horizon Corp.	30,154	475,529
First Internet Bancorp	1,284	34,694
First Interstate Bancsystem, Inc., Class A	4,291	119,161
First Merchants Corp.	5,621	187,123
First Mid Bancshares, Inc.	500	16,440
First of Long Island Corp. (The)	2,295	22,996
Flushing Financial Corp.	3,899	51,272
FNB Corp.	22,576	308,840

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Commercial Banks (Continued)
FS Bancorp, Inc.	962	$35,065
Fulton Financial Corp.	15,678	266,212
German American Bancorp, Inc.	3,217	113,721
Glacier Bancorp, Inc.	11,842	441,943
Great Southern Bancorp, Inc.	1,275	70,903
Hancock Whitney Corp.	6,503	311,038
Hanmi Financial Corp.	3,586	59,958
HarborOne Bancorp, Inc.	6,045	67,281
Heartland Financial USA, Inc.	4,558	202,603
Heritage Commerce Corp.	3,576	31,111
Heritage Financial Corp.	4,162	75,041
Hilltop Holdings, Inc.	6,988	218,585
Hingham Institution For Savings (The)	236	42,216
Home Bancorp, Inc.	994	39,770
Home BancShares, Inc.	13,006	311,624
HomeStreet, Inc.	1,747	19,916
HomeTrust Bancshares, Inc.	2,255	67,718
Hope Bancorp, Inc.	11,541	123,950
Horizon Bancorp, Inc.	3,103	38,384
Independent Bank Corp.	600	16,200
Independent Bank Corp.	3,858	195,678
Independent Bank Group, Inc.	1,379	62,772
International Bancshares Corp.	5,903	337,711
Kearny Financial Corp.	7,750	47,662
KeyCorp	26,535	377,062
Lakeland Financial Corp.	2,447	150,539
Live Oak Bancshares, Inc.	847	29,696
Macatawa Bank Corp.	5,141	75,059
Mercantile Bank Corp.	1,601	64,953
Metropolitan Bank Holding Corp.*	321	13,511
Midland States Bancorp, Inc.	1,086	24,598
MidWestOne Financial Group, Inc.	613	13,786
National Bank Holdings Corp., Class A	3,376	131,833
NBT Bancorp, Inc.	4,206	162,352
New York Community Bancorp, Inc. @	5,217	16,799
Nicolet Bankshares, Inc.	1,020	84,701
Northeast Bank	896	54,531
Northfield Bancorp, Inc.	5,020	47,590
Northrim BanCorp, Inc.	836	48,187
Northwest Bancshares, Inc.	12,344	142,573
OceanFirst Financial Corp.	4,432	70,424
OFG Bancorp	4,058	151,972
Old National Bancorp	28,203	484,810
Old Second Bancorp, Inc.	2,244	33,234
Origin Bancorp, Inc.	1,342	42,568
Pacific Premier Bancorp, Inc.	6,186	142,092
Park National Corp.	1,732	246,533
Pathward Financial, Inc.	2,146	121,399
Peapack-Gladstone Financial Corp.	1,992	45,119
Penns Woods Bancorp, Inc.	1,138	23,386
Peoples Bancorp, Inc.	3,204	96,120
Pinnacle Financial Partners, Inc.	3,365	269,335
Popular, Inc.	7,138	631,213
Preferred Bank	1,186	89,531
Premier Financial Corp.	4,193	85,789
Primis Financial Corp.	1,858	19,472
Prosperity Bancshares, Inc.	5,924	362,193
Provident Financial Holdings, Inc.	1,124	14,050
Provident Financial Services, Inc.	10,138	145,480
QCR Holdings, Inc.	1,658	99,480
Renasant Corp.	5,355	163,542
Republic Bancorp, Inc., Class A	1,997	107,059
Riverview Bancorp, Inc.	2,557	10,202
S&T Bancorp, Inc.	3,996	133,426
Sandy Spring Bancorp, Inc.	1,973	48,062
Seacoast Banking Corp. of Florida	5,003	118,271
ServisFirst Bancshares, Inc.	5,630	355,760
Sierra Bancorp	2,000	44,760
Simmons First National Corp., Class A	7,315	128,598
Southern First Bancshares, Inc.*	923	26,988
Southern Missouri Bancorp, Inc.	686	30,877
Southside Bancshares, Inc.	3,368	92,990
SouthState Corp.	7,217	551,523
Stellar Bancorp, Inc.	3,386	77,743
Stock Yards Bancorp, Inc.	2,936	145,831
Synovus Financial Corp.	7,875	316,496
Territorial Bancorp, Inc.	1,557	12,612
Texas Capital Bancshares, Inc.*	3,132	191,490
Timberland Bancorp, Inc.	921	24,950
Tompkins Financial Corp.	1,559	76,235
Towne Bank	5,809	158,411
TriCo Bancshares	2,959	117,088
Triumph Financial, Inc.*	2,441	199,552
TrustCo Bank Corp.	2,134	61,395
Trustmark Corp.	5,770	173,331
UMB Financial Corp.	4,960	413,763
United Bankshares, Inc.	12,088	392,135
United Community Banks, Inc.	8,563	218,014
Univest Financial Corp.	3,363	76,777
Valley National Bancorp	27,653	193,018
Veritex Holdings, Inc.	3,570	75,291
WaFd, Inc.	6,377	182,255
Washington Trust Bancorp, Inc.	2,001	54,847
Webster Financial Corp.	10,588	461,531
WesBanco, Inc.	5,118	142,843
West BanCorp, Inc.	1,763	31,558
Westamerica BanCorp	2,658	128,993
Western Alliance Bancorp	5,446	342,118
Western New England Bancorp, Inc.	3,161	21,748
Wintrust Financial Corp.	4,936	486,492
WSFS Financial Corp.	6,445	302,915
Zions Bancorp NA	10,151	440,249
		26,596,008

Commercial Services & Supplies — 2.1%
ABM Industries, Inc.	6,300	318,591
ACCO Brands Corp.	6,694	31,462
Brady Corp., Class A	4,578	302,240
Brink’s Co. (The)	4,524	463,258
Casella Waste Systems, Inc., Class A*	6,377	632,726
CECO Environmental Corp.*	4,211	121,487
Cimpress PLC*	1,426	124,932
Clean Harbors, Inc.*	4,977	1,125,549
Deluxe Corp.	2,994	67,245

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Driven Brands Holdings, Inc.*	1,606	$20,444
Ennis, Inc.	3,110	68,078
HNI Corp.	4,225	190,210
Interface, Inc.	5,834	85,643
Liquidity Services, Inc.*	3,228	64,495
Matthews International Corp., Class A	3,151	78,933
MillerKnoll, Inc.	3,785	100,265
MSA Safety, Inc.	4,031	756,578
NL Industries, Inc.	4,571	27,563
OPENLANE, Inc.*	2,720	45,125
Steelcase, Inc., Class A	9,338	121,020
Stericycle, Inc.*	3,291	191,306
Tetra Tech, Inc.	5,049	1,032,420
UniFirst Corp.	1,530	262,441
Vestis Corp.	7,841	95,895
Virco Mfg. Corp.	2,494	34,766
VSE Corp.	1,412	124,651
		6,487,323

Communications Equipment — 1.0%
BK Technologies Corp.*	400	5,120
Calix, Inc.*	2,992	106,007
Cambium Networks Corp.*	2,226	6,210
Ciena Corp.*	15,659	754,451
Clearfield, Inc.*@	2,380	91,773
Comtech Telecommunications Corp.*	3,207	9,717
Digi International, Inc.*	3,397	77,893
Extreme Networks, Inc.*	7,358	98,965
F5, Inc.*	3,709	638,801
Harmonic, Inc.*	10,330	121,584
Infinera Corp.*@	5,375	32,734
Juniper Networks, Inc.	15,627	569,760
KVH Industries, Inc.*	2,387	11,100
Lantronix, Inc.*	1,100	3,905
Lumentum Holdings, Inc.*	4,956	252,359
NETGEAR, Inc.*	3,539	54,147
NetScout Systems, Inc.*	8,182	149,649
Optical Cable Corp.*	374	1,014
Viasat, Inc.*@	1,242	15,773
Viavi Solutions, Inc.*	21,651	148,742
		3,149,704

Computers & Peripherals — 0.3%
AstroNova, Inc.*	1,572	24,272
Pure Storage, Inc., Class A*	12,133	779,060
Xerox Holdings Corp.	5,031	58,460
		861,792

Construction & Engineering — 2.5%
AECOM	4,153	366,045
Ameresco, Inc., Class A*	3,289	94,756
API Group Corp.*	1,595	60,020
Arcosa, Inc.	1,853	154,559
Comfort Systems USA, Inc.	3,764	1,144,708
Dycom Industries, Inc.*	3,171	535,138
EMCOR Group, Inc.	3,704	1,352,256
Fluor Corp.*	6,585	286,777
Granite Construction, Inc.	4,358	270,065
Great Lakes Dredge & Dock Corp.*	7,436	65,288
IES Holdings, Inc.*	1,933	269,325
MasTec, Inc.*	6,602	706,348
Matrix Service Co.*	4,086	40,574
MDU Resources Group, Inc.	11,285	283,253
MYR Group, Inc.*	1,601	217,272
Northwest Pipe Co.*	1,211	41,138
Primoris Services Corp.	5,218	260,326
Sterling Infrastructure, Inc.*	2,663	315,139
Tutor Perini Corp.*	3,153	68,672
Valmont Industries, Inc.	1,958	537,373
WillScot Mobile Mini Holdings Corp.*	18,315	689,377
		7,758,409

Construction Materials — 0.3%
Eagle Materials, Inc.	1,439	312,925
Knife River Corp.*	2,821	197,865
Summit Materials, Inc., Class A*	5,504	201,502
U.S. Lime & Minerals, Inc.	713	259,660
		971,952

Consumer Finance — 1.2%
Ally Financial, Inc.	6,410	254,285
Atlanticus Holdings Corp.*	1,788	50,386
Bread Financial Holdings, Inc.	856	38,143
Consumer Portfolio Services, Inc.*	3,813	37,367
Credit Acceptance Corp.*	760	391,157
Encore Capital Group, Inc.*	2,787	116,302
Enova International, Inc.*	2,921	181,832
Ezcorp, Inc., Class A*	5,994	62,757
FirstCash Holdings, Inc.	4,847	508,353
Green Dot Corp., Class A*	4,505	42,572
LendingClub Corp.*	1,512	12,792
Navient Corp.	11,475	167,076
Nelnet, Inc., Class A	2,441	246,199
OneMain Holdings, Inc.	7,656	371,240
PRA Group, Inc.*	4,120	80,999
PROG Holdings, Inc.	4,487	155,609
Regional Management Corp.	1,467	42,162
SLM Corp.	14,278	296,840
SoFi Technologies, Inc.*@	12,464	82,387
Synchrony Financial	7,322	345,525
World Acceptance Corp.*	673	83,169
		3,567,152

Consumer Staples Distribution & Retail — 1.5%
Albertsons Cos., Inc., Class A	2,354	46,492
Andersons, Inc. (The)	4,055	201,128
BJ’s Wholesale Club Holdings, Inc.*	4,618	405,645
Casey’s General Stores, Inc.	2,455	936,730
Chefs’ Warehouse Inc. (The)*	4,636	181,314
Grocery Outlet Holding Corp.*	2,734	60,476
Ingles Markets, Inc., Class A	1,973	135,368
Natural Grocers by Vitamin Cottage, Inc.	2,710	57,452
Performance Food Group Co.*	9,263	612,377
PriceSmart, Inc.	3,201	259,921

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Consumer Staples Distribution & Retail (Continued)
SpartanNash Co.	3,686	$69,149
Sprouts Farmers Market, Inc.*	7,149	598,085
U.S. Foods Holding Corp.*	13,615	721,323
United Natural Foods, Inc.*	1,873	24,536
Village Super Market, Inc., Class A	1,435	37,898
Weis Markets, Inc.	2,943	184,732
		4,532,626

Containers & Packaging — 1.5%
Amcor PLC	16,740	163,717
AptarGroup, Inc.	5,666	797,829
Berry Global Group, Inc.	9,609	565,490
Crown Holdings, Inc.	3,202	238,197
Graphic Packaging Holding Co.	8,918	233,741
Greif, Inc., Class A	2,553	146,721
Greif, Inc., Class B	715	44,680
International Paper Co.	9,661	416,872
Myers Industries, Inc.	4,361	58,350
O-I Glass, Inc.*	8,143	90,632
Packaging Corp. of America	317	57,872
Pactiv Evergreen, Inc.	8,108	91,783
Sealed Air Corp.	7,912	275,258
Silgan Holdings, Inc.	11,743	497,081
Sonoco Products Co.	5,862	297,321
TriMas Corp.	5,102	130,407
Westrock Co.	8,525	428,466
		4,534,417

Distributors — 0.1%
A-Mark Precious Metals, Inc.	2,332	75,487
LKQ Corp.	3,492	145,232
Pool Corp.	660	202,838
Weyco Group, Inc.	1,043	31,624
		455,181

Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.*	3,867	263,768
American Public Education, Inc.*	1,928	33,894
Bright Horizons Family Solutions, Inc.*	1,895	208,602
Carriage Services, Inc.	2,272	60,981
Chegg, Inc.*	3,873	12,239
Duolingo, Inc.*	234	48,829
European Wax Center, Inc., Class A*@	583	5,789
Frontdoor, Inc.*	4,679	158,103
Graham Holdings Co., Class B	388	271,425
Grand Canyon Education, Inc.*	3,285	459,604
H&R Block, Inc.	11,646	631,563
Laureate Education, Inc.	3,916	58,505
OneSpaWorld Holdings Ltd.*	2,259	34,721
Perdoceo Education Corp.	6,976	149,426
Service Corp. International	7,334	521,667
Strategic Education, Inc.	2,650	293,249
Stride, Inc.*	4,184	294,972
		3,507,337

Diversified Telecommunication Services — 0.2%
Anterix, Inc.*	1,066	42,203
ATN International, Inc.	1,724	39,307
Bandwidth, Inc., Class A*	766	12,930
Costa Communications, Inc. CVR @¶*§	354	248
IDT Corp., Class B	1,342	48,205
Iridium Communications, Inc.	3,745	99,692
Liberty Latin America Ltd., Class A*	1,600	15,376
Liberty Latin America Ltd., Class C*	12,050	115,921
Shenandoah Telecommunications Co.	6,413	104,724
		478,606

Electric Utilities — 1.5%
ALLETE, Inc.	4,869	303,582
Alliant Energy Corp.	8,696	442,626
Evergy, Inc.	7,556	400,241
Genie Energy Ltd., Class B	3,300	48,246
Hawaiian Electric Industries, Inc. @	4,122	37,181
IDACORP, Inc.	2,837	264,267
MGE Energy, Inc.	3,771	281,769
NRG Energy, Inc.	14,356	1,117,758
OGE Energy Corp.	10,049	358,749
Otter Tail Corp.	4,597	402,651
Pinnacle West Capital Corp.	5,960	455,225
PNM Resources, Inc.	9,280	342,989
Portland General Electric Co.	5,648	244,220
		4,699,504

Electrical Equipment — 1.2%
Acuity Brands, Inc.	2,347	566,660
Allient, Inc.	1,626	41,089
Atkore, Inc.	3,999	539,585
EnerSys	3,615	374,225
Generac Holdings, Inc.*	265	35,038
LSI Industries, Inc.	3,137	45,392
NEXTracker, Inc., Class A*	3,948	185,082
nVent Electric PLC	3,043	233,124
Plug Power, Inc.*@	1,062	2,475
Powell Industries, Inc.	1,101	157,883
Preformed Line Products Co.	539	67,127
Regal Rexnord Corp.	6,071	820,921
Sensata Technologies Holding PLC	7,316	273,545
Sunrun, Inc.*@	6,232	73,912
Thermon Group Holdings, Inc.*	3,577	110,029
Vicor Corp.*	3,445	114,236
		3,640,323

Electronic Equipment, Instruments & Components — 3.7%
Advanced Energy Industries, Inc.	3,308	359,778
Arrow Electronics, Inc.*	5,952	718,764
Avnet, Inc.	8,026	413,259
Badger Meter, Inc.	3,103	578,244
Bel Fuse, Inc., Class B	1,421	92,706
Belden, Inc.	4,607	432,137
Benchmark Electronics, Inc.	3,809	150,303
Climb Global Solutions, Inc.	315	19,785
Cognex Corp.	4,736	221,455
Crane NXT Co. @	3,089	189,726

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
CTS Corp.	3,522	$178,319
ePlus, Inc.*	3,312	244,028
Fabrinet*	3,763	921,145
FARO Technologies, Inc.*	2,298	36,768
Flex Ltd.*	22,671	668,568
Identiv, Inc.*	927	3,986
Insight Enterprises, Inc.*	2,997	594,485
IPG Photonics Corp.*	1,315	110,973
Itron, Inc.*	4,157	411,377
Jabil, Inc.	338	36,771
Key Tronic Corp.*	1,700	6,885
Kimball Electronics, Inc.*	2,987	65,654
Knowles Corp.*	3,541	61,118
Littelfuse, Inc.	1,865	476,675
Methode Electronics, Inc.	4,122	42,663
Napco Security Technologies, Inc.	4,363	226,658
nLight, Inc.*	1,098	12,001
Novanta, Inc.*	3,723	607,259
OSI Systems, Inc.*	1,764	242,585
PC Connection, Inc.	2,926	187,849
Plexus Corp.*	2,671	275,594
Richardson Electronics Ltd.	1,505	17,895
Rogers Corp.*	2,017	243,270
Sanmina Corp.*	6,015	398,494
ScanSource, Inc.*	2,807	124,378
TD SYNNEX Corp.	3,515	405,631
Trimble, Inc.*	7,608	425,439
TTM Technologies, Inc.*	10,405	202,169
Vishay Intertechnology, Inc.	11,850	264,255
Vishay Precision Group, Inc.*	1,694	51,565
Vontier Corp.	8,347	318,855
Zebra Technologies Corp., Class A*	1,044	322,523
		11,361,992

Energy Equipment & Services — 1.3%
Archrock, Inc.	12,231	247,311
Bristow Group, Inc.*	1,579	52,944
Cactus, Inc., Class A	3,486	183,852
ChampionX Corp.	6,255	207,729
Core Laboratories, Inc.	998	20,249
Dril-Quip, Inc.*	2,081	38,707
Expro Group Holdings NV*	837	19,184
Helix Energy Solutions Group, Inc.*	8,345	99,639
Helmerich & Payne, Inc.	2,724	98,445
Liberty Energy, Inc.	11,763	245,729
Nabors Industries Ltd.*	539	38,355
Natural Gas Services Group, Inc.*	2,179	43,841
Newpark Resources, Inc.*	5,904	49,062
Noble Corp. PLC	2,483	110,866
NOV, Inc.	23,731	451,126
Oceaneering International, Inc.*	1,554	36,768
Oil States International, Inc.*	3,584	15,913
ProPetro Holding Corp.*	4,527	39,249
RPC, Inc.	8,542	53,388
SEACOR Marine Holdings, Inc.*	3,233	43,613
Select Water Solutions, Inc.	3,073	32,881
Solaris Oilfield Infrastructure, Inc., Class A	1,000	8,580
TechnipFMC PLC	23,392	611,701
TETRA Technologies, Inc.*	8,698	30,095
Tidewater, Inc.*	2,915	277,537
Transocean Ltd.*@	43,549	232,987
U.S. Silica Holdings, Inc.*	2,340	36,153
Valaris Ltd.*	1,881	140,135
Weatherford International PLC*	4,378	536,086
		4,002,125

Entertainment — 0.4%
Atlanta Braves Holdings, Inc., Class A*	934	38,602
Atlanta Braves Holdings, Inc., Class C*	2,620	103,333
Cinemark Holdings, Inc.*	7,484	161,804
Endeavor Group Holdings, Inc., Class A	5,025	135,826
IMAX Corp.*	2,245	37,649
Liberty Media Corp.-Liberty Formula One, Class A*	600	38,538
Liberty Media Corp.-Liberty Formula One, Class C*	1,202	86,352
Liberty Media Corp.-Liberty Live, Class A*	650	24,381
Liberty Media Corp.-Liberty Live, Class C*	836	31,994
Lions Gate Entertainment Corp., Class A*	3,637	34,261
Lions Gate Entertainment Corp., Class B*	6,300	53,991
Madison Square Garden Entertainment Corp.*	432	14,787
Madison Square Garden Sports Corp.*	404	76,004
Marcus Corp. (The)	3,100	35,247
Roku, Inc.*	1,396	83,662
Sphere Entertainment Co.*	432	15,146
TKO Group Holdings, Inc.	1,300	140,387
		1,111,964

Financial Services — 1.6%
Acacia Research Corp.*	1,995	9,995
Alerus Financial Corp.	466	9,138
AvidXchange Holdings, Inc.*	1,863	22,468
Cantaloupe, Inc.*	3,505	23,133
Cass Information Systems, Inc.	1,499	60,065
Equitable Holdings, Inc.	4,600	187,956
Essent Group Ltd.	4,642	260,834
Euronet Worldwide, Inc.*	2,511	259,888
EVERTEC, Inc.	2,063	68,595
Federal Agricultural Mortgage Corp., Class C	923	166,897
Flywire Corp.*	4,301	70,493
I3 Verticals, Inc., Class A*	1,470	32,458
International Money Express, Inc.*	1,977	41,201
Jack Henry & Associates, Inc.	2,212	367,236
Jackson Financial, Inc., Class A	1,992	147,926
Marqeta, Inc., Class A*	3,982	21,821
MGIC Investment Corp.	11,104	239,291
Mr Cooper Group, Inc.*	4,998	405,988

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Financial Services (Continued)
NMI Holdings, Inc., Class A*	7,878	$268,167
PennyMac Financial Services, Inc.	1,706	161,388
Radian Group, Inc.	7,144	222,178
Shift4 Payments, Inc., Class A*@	2,548	186,896
TFS Financial Corp.	3,750	47,325
Toast, Inc., Class A*@	7,473	192,579
Voya Financial, Inc.	9,648	686,455
Walker & Dunlop, Inc.	3,120	306,384
Waterstone Financial, Inc.	2,966	37,935
Western Union Co. (The)	10,417	127,296
WEX, Inc.*	2,454	434,702
		5,066,688

Food Products — 1.7%
Alico, Inc.	713	18,474
B&G Foods, Inc.@	8,145	65,812
Bunge Global SA	166	17,724
Cal-Maine Foods, Inc.	4,595	280,800
Calavo Growers, Inc.	2,189	49,690
Campbell Soup Co.	10,241	462,791
Conagra Brands, Inc.	4,537	128,942
Darling Ingredients, Inc.*	13,438	493,846
Flowers Foods, Inc.	10,685	237,207
Fresh Del Monte Produce, Inc.	5,010	109,469
Freshpet, Inc.*	870	112,569
Hain Celestial Group, Inc. (The)*	2,490	17,206
Hormel Foods Corp.	343	10,458
Ingredion, Inc.	3,754	430,584
J&J Snack Foods Corp.	1,747	283,660
J.M. Smucker Co. (The)	2,567	279,906
John B Sanfilippo & Son, Inc.	981	95,324
Lamb Weston Holdings, Inc.	456	38,340
Lancaster Colony Corp.	2,908	549,525
Lifeway Foods, Inc.*	1,756	22,424
Limoneira Co.	2,072	43,118
Mission Produce, Inc.*	1,256	12,409
Pilgrim’s Pride Corp.*	5,624	216,468
Post Holdings, Inc.*	4,776	497,468
Seaboard Corp.	42	132,751
Seneca Foods Corp., Class A*	800	45,920
Simply Good Foods Co. (The)*	4,321	156,118
Tootsie Roll Industries, Inc.	4,910	150,099
TreeHouse Foods, Inc.*	3,458	126,701
Utz Brands, Inc.@	1,291	21,482
Vital Farms, Inc.*	2,774	129,740
		5,237,025

Gas Utilities — 0.7%
Chesapeake Utilities Corp.	2,106	223,657
National Fuel Gas Co.	4,000	216,760
New Jersey Resources Corp.	9,687	414,022
Northwest Natural Holding Co.	3,354	121,113
ONE Gas, Inc.	5,011	319,952
RGC Resources, Inc.	600	12,270
Southwest Gas Holdings, Inc.	4,019	282,857
Spire, Inc.	4,808	291,990
UGI Corp.	6,235	142,782
		2,025,403

Ground Transportation — 1.1%
ArcBest Corp.	2,227	238,467
Avis Budget Group, Inc.@	279	29,161
Covenant Logistics Group, Inc.	1,259	62,056
Heartland Express, Inc.	8,017	98,850
Knight-Swift Transportation Holdings, Inc.	10,914	544,827
Landstar System, Inc.	2,867	528,904
Marten Transport Ltd.	7,902	145,792
PAM Transportation Services, Inc.*	2,517	43,720
RXO, Inc.*	1,530	40,010
Saia, Inc.*	1,087	515,553
Schneider National, Inc., Class B	1,500	36,240
U-Haul Holding Co.*@	1,058	65,310
U-Haul Holding Co.	9,522	571,510
Universal Logistics Holdings, Inc.	2,551	103,545
Werner Enterprises, Inc.	6,118	219,208
XPO, Inc.*	2,025	214,954
		3,458,107

Health Care — 0.0%
Aduro Biotech, Inc. CVR ¶*§	237	90

Health Care Equipment & Supplies — 1.8%
AngioDynamics, Inc.*	2,110	12,765
Artivion, Inc.*	5,028	128,968
AtriCure, Inc.*	1,614	36,751
Atrion Corp.	71	32,123
Avanos Medical, Inc.*	3,420	68,126
Axogen, Inc.*	2,643	19,135
Axonics, Inc.*	2,988	200,883
CONMED Corp.	2,255	156,317
Dentsply Sirona, Inc.	5,967	148,638
Electromed, Inc.*	2,175	32,690
Embecta Corp.	2,452	30,650
Enovis Corp.*	2,982	134,786
Envista Holdings Corp.*	7,727	128,500
FONAR Corp.*	1,282	20,512
Glaukos Corp.*	968	114,563
Globus Medical, Inc., Class A*	9,679	662,915
Haemonetics Corp.*	5,164	427,218
Hologic, Inc.*	1,593	118,280
Inari Medical, Inc.*	518	24,942
Insulet Corp.*	103	20,785
Integer Holdings Corp.*	3,152	364,970
Integra LifeSciences Holdings Corp.*	6,371	185,651
iRadimed Corp.	704	30,934
Lantheus Holdings, Inc.*	3,768	302,533
LeMaitre Vascular, Inc.	2,735	225,036
LENSAR, Inc.*	1,385	6,232
LivaNova PLC*	2,251	123,400
Masimo Corp.*	1,465	184,502
Merit Medical Systems, Inc.*	3,876	333,142
Neogen Corp.*	10,822	169,148
Omnicell, Inc.*	4,593	124,333

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
OraSure Technologies, Inc.*	9,521	$40,559
OrthoPediatrics Corp.*	1,252	36,008
Penumbra, Inc.*	2,104	378,657
QuidelOrtho Corp.*	446	14,816
Semler Scientific, Inc.*	300	10,320
STAAR Surgical Co.*	1,276	60,750
Surmodics, Inc.*	1,788	75,168
Tactile Systems Technology, Inc.*	1,239	14,794
Teleflex, Inc.	992	208,647
TransMedics Group, Inc.*	72	10,845
UFP Technologies, Inc.*	913	240,913
Utah Medical Products, Inc.	630	42,090
Varex Imaging Corp.*	578	8,514
		5,711,509

Health Care Providers & Services — 3.3%
Acadia Healthcare Co., Inc.*	8,805	594,690
Addus HomeCare Corp.*	1,872	217,358
Albireo Pharma, Inc. CVR ¶*§	1,018	2,065
Amedisys, Inc.*	336	30,845
AMN Healthcare Services, Inc.*	3,754	192,317
Astrana Health, Inc.*	2,532	102,698
Brookdale Senior Living, Inc.*	7,211	49,251
Castle Biosciences, Inc.*	1,302	28,345
Chemed Corp.	1,565	849,138
Contra Abiomed, Inc. CVR ¶*§	90	—
CorVel Corp.*	1,868	474,976
Cross Country Healthcare, Inc.*	3,321	45,963
DaVita, Inc.*	8,508	1,178,954
Encompass Health Corp.	6,968	597,785
Enhabit, Inc.*	2,323	20,721
Ensign Group, Inc. (The)	5,933	733,853
Fulgent Genetics, Inc.*	2,336	45,832
HealthEquity, Inc.*	5,161	444,878
Henry Schein, Inc.*	8,287	531,197
Joint Corp. (The)*@	1,577	22,173
ModivCare, Inc.*	1,383	36,290
National HealthCare Corp.	1,582	171,489
National Research Corp.	2,987	68,552
NeoGenomics, Inc.*	4,322	59,946
Option Care Health, Inc.*	7,998	221,545
Owens & Minor, Inc.*	2,201	29,713
Patterson Cos., Inc.	2,902	69,996
Pediatrix Medical Group, Inc.*	3,540	26,727
Pennant Group, Inc. (The)*	2,408	55,841
Premier, Inc., Class A	3,050	56,943
Quest Diagnostics, Inc.	1,606	219,829
RadNet, Inc.*	5,402	318,286
Select Medical Holdings Corp.	12,138	425,558
Surgery Partners, Inc.*	1,984	47,199
Tenet Healthcare Corp.*	10,669	1,419,297
U.S. Physical Therapy, Inc.	1,511	139,647
Universal Health Services, Inc., Class B	3,730	689,789
		10,219,686

Health Care Technology — 0.2%
Certara, Inc.*	6,275	86,909
Doximity, Inc., Class A*	2,443	68,331
Evolent Health, Inc., Class A*	5,196	99,347
HealthStream, Inc.	3,803	106,104
Schrodinger, Inc.*	3,083	59,625
Simulations Plus, Inc. @	1,668	81,098
Teladoc Health, Inc.*	2,607	25,496
TruBridge, Inc.*	1,636	16,360
		543,270

Hotels, Restaurants & Leisure — 3.4%
Aramark	20,945	712,549
Bally’s Corp.*@	797	9,540
Biglari Holdings, Inc., Class A*	7	6,388
Biglari Holdings, Inc., Class B*	74	14,310
BJ’s Restaurants, Inc.*	2,751	95,460
Bloomin’ Brands, Inc.	6,934	133,341
Boyd Gaming Corp.	2,637	145,299
Brinker International, Inc.*	5,170	374,256
Caesars Entertainment, Inc.*	5,163	205,178
Cheesecake Factory, Inc. (The)	5,035	197,825
Choice Hotels International, Inc.	5,300	630,700
Churchill Downs, Inc.	7,622	1,064,031
Chuy’s Holdings, Inc.*	1,904	49,352
Cracker Barrel Old Country Store, Inc. @	2,324	97,980
Dave & Buster’s Entertainment, Inc.*	4,530	180,339
Denny’s Corp.*	4,694	33,327
Dine Brands Global, Inc.	769	27,838
Domino’s Pizza, Inc.	558	288,112
DraftKings, Inc., Class A*	383	14,619
El Pollo Loco Holdings, Inc.*	2,723	30,797
Everi Holdings, Inc.*	4,400	36,960
Hyatt Hotels Corp., Class A	811	123,207
Inspired Entertainment, Inc.*	1,305	11,941
International Game Technology PLC	969	19,826
Jack in the Box, Inc. @	2,392	121,848
Kura Sushi USA, Inc., Class A*	365	23,028
Light & Wonder, Inc.*	1,500	157,320
Marriott Vacations Worldwide Corp.	3,349	292,435
Monarch Casino & Resort, Inc.	1,490	101,514
Nathan’s Famous, Inc.	681	46,158
Norwegian Cruise Line Holdings Ltd.*@	4,482	84,217
Papa John’s International, Inc.	3,338	156,819
Penn Entertainment, Inc.*@	5,194	100,530
Planet Fitness, Inc., Class A*	8,887	653,994
Shake Shack, Inc., Class A*	2,266	203,940
Six Flags Entertainment Corp.	3,483	115,427
Texas Roadhouse, Inc.	6,983	1,199,051
Travel + Leisure Co.	4,491	202,005
United Parks & Resorts, Inc.*	4,795	260,416
Vail Resorts, Inc.	2,071	373,049
Wendy’s Co. (The)	22,109	374,969
Wingstop, Inc.	1,665	703,729
Wyndham Hotels & Resorts, Inc.	5,481	405,594
Wynn Resorts Ltd.	5,043	451,348
		10,530,566

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Household Durables — 2.9%
Bassett Furniture Industries, Inc.	1,080	$15,347
Beazer Homes USA, Inc.*	1,643	45,150
Cavco Industries, Inc.*	823	284,898
Century Communities, Inc.	3,367	274,949
Ethan Allen Interiors, Inc.	2,598	72,458
Flexsteel Industries, Inc.	1,069	33,203
GoPro, Inc., Class A*	6,985	9,919
Green Brick Partners, Inc.*	4,024	230,334
Hamilton Beach Brands Holding Co., Class A	2,000	34,380
Helen of Troy Ltd.*	2,629	243,813
Hooker Furnishings Corp.	1,742	25,224
Installed Building Products, Inc.	3,050	627,324
iRobot Corp.*	2,014	18,348
KB Home	7,849	550,843
La-Z-Boy, Inc.	4,321	161,087
Leggett & Platt, Inc.	5,052	57,896
LGI Homes, Inc.*	624	55,842
Lifetime Brands, Inc.	2,082	17,884
Lovesac Co. (The)*	794	17,929
M/I Homes, Inc.*	3,074	375,458
Meritage Homes Corp.	3,491	565,018
Mohawk Industries, Inc.*	3,847	436,981
Newell Brands, Inc.	11,481	73,593
Orleans Homebuilders, Inc.*@§	4,953	—
Skyline Champion Corp.*	2,566	173,847
Sonos, Inc.*	3,418	50,450
Taylor Morrison Home Corp.*	9,778	542,092
Tempur Sealy International, Inc.	18,378	870,015
Toll Brothers, Inc.	10,507	1,210,196
TopBuild Corp.*	3,353	1,291,810
TRI Pointe Homes, Inc.*	9,397	350,038
Universal Electronics, Inc.*	1,292	15,013
VOXX International Corp.*	3,284	10,377
Whirlpool Corp.	218	22,280
Worthington Enterprises, Inc.	4,458	210,997
		8,974,993

Household Products — 0.3%
Central Garden & Pet Co.*@	1,247	48,009
Central Garden & Pet Co., Class A*	5,453	180,113
Clorox Co. (The)	1,053	143,703
Spectrum Brands Holdings, Inc.	1,853	159,228
WD-40 Co.	1,487	326,605
		857,658

Independent Power Producers & Energy Traders — 0.9%
AES Corp. (The)	8,066	141,720
Brookfield Renewable Corp., Class A @	2,853	80,968
Clearway Energy, Inc., Class A	3,716	84,204
Clearway Energy, Inc., Class C	8,971	221,494
Ormat Technologies, Inc.	5,451	390,837
Sunnova Energy International, Inc.*@	7,071	39,456
Vistra Corp.	19,486	1,675,406
		2,634,085

Insurance — 3.7%
Ambac Financial Group, Inc.*	900	11,538
American Financial Group, Inc.	3,696	454,682
AMERISAFE, Inc.	1,961	86,068
Assurant, Inc.	4,350	723,187
Assured Guaranty Ltd.	4,657	359,288
Axis Capital Holdings Ltd.	4,830	341,240
Baldwin Insurance Group, Inc. (The), Class A*@	3,130	111,021
Brighthouse Financial, Inc.*	5,115	221,684
Citizens, Inc.*@	6,126	16,663
CNO Financial Group, Inc.	10,476	290,395
Crawford & Co., Class A	3,214	27,769
Crawford & Co., Class B	3,345	26,793
Donegal Group, Inc., Class A	3,630	46,754
Employers Holdings, Inc.	2,665	113,609
Enstar Group Ltd.*	1,195	365,311
Everest Group Ltd.	18	6,858
F&G Annuities & Life, Inc. @	877	33,370
Fidelity National Financial, Inc.	3,987	197,038
First American Financial Corp.	7,508	405,057
Genworth Financial, Inc., Class A*	14,918	90,105
Globe Life, Inc.	3,866	318,094
Hanover Insurance Group, Inc. (The)	2,145	269,069
HCI Group, Inc. @	741	68,298
Horace Mann Educators Corp.	4,392	143,267
Investors Title Co.	279	50,256
James River Group Holdings Ltd.	829	6,408
Kemper Corp.	5,843	346,665
Kinsale Capital Group, Inc.	808	311,306
Lincoln National Corp.	7,815	243,047
Mercury General Corp.	3,869	205,599
Old Republic International Corp.	20,327	628,104
Palomar Holdings, Inc.*	1,593	129,272
Primerica, Inc.	3,776	893,326
Reinsurance Group of America, Inc.	3,182	653,169
RenaissanceRe Holdings Ltd.	2,896	647,285
RLI Corp.	4,871	685,301
Safety Insurance Group, Inc.	1,493	112,020
Selective Insurance Group, Inc.	6,118	574,052
Stewart Information Services Corp.	2,578	160,042
Trupanion, Inc.*	335	9,849
Unico American Corp.*	1,700	85
United Fire Group, Inc.	1,892	40,659
Universal Insurance Holdings, Inc.	2,828	53,053
Unum Group	14,680	750,295
White Mountains Insurance Group Ltd.	170	308,967
		11,535,918

Interactive Media & Services — 0.3%
Bumble, Inc., Class A*	2,172	22,828
Cargurus, Inc.*	1,272	33,326
Cars.com, Inc.*	3,931	77,441
DHI Group, Inc.*	8,881	18,561
Match Group, Inc.*	6,820	207,192
QuinStreet, Inc.*	858	14,234
Shutterstock, Inc. @	1,210	46,827
TripAdvisor, Inc.*	4,913	87,500
The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Interactive Media & Services (Continued)
Yelp, Inc.*	4,724	$174,552
Ziff Davis, Inc.*	2,996	164,930
ZoomInfo Technologies, Inc.*	5,496	70,184
		917,575

IT Services — 1.2%
Akamai Technologies, Inc.*	933	84,045
Amdocs Ltd.	5,319	419,776
ASGN, Inc.*	5,178	456,544
DXC Technology Co.*	5,492	104,842
EPAM Systems, Inc.*	273	51,354
Fastly, Inc., Class A*@	1,787	13,170
Globant SA*	1,678	299,120
GoDaddy, Inc., Class A*	6,878	960,925
Grid Dynamics Holdings, Inc.*	2,704	28,419
Hackett Group, Inc. (The)	3,495	75,911
Information Services Group, Inc.	2,180	6,409
Kyndryl Holdings, Inc.*	2,623	69,011
MongoDB, Inc.*	181	45,243
Okta, Inc.*	5,003	468,331
Perficient, Inc.*	3,654	273,283
Twilio, Inc., Class A*	5,176	294,049
		3,650,432

Leisure Equipment & Products — 0.5%
Acushnet Holdings Corp.	541	34,343
American Outdoor Brands, Inc.*	1,946	17,514
Brunswick Corp.	4,070	296,174
Escalade, Inc.	1,950	26,891
Funko, Inc., Class A*	1,917	18,710
Hasbro, Inc.	3,807	222,709
Johnson Outdoors, Inc., Class A	1,000	34,980
Malibu Boats, Inc., Class A*	2,116	74,145
Marine Products Corp.	3,930	39,693
MasterCraft Boat Holdings, Inc.*	2,183	41,215
Mattel, Inc.*	16,916	275,054
Polaris, Inc.	3,297	258,188
Smith & Wesson Brands, Inc.	4,598	65,935
Topgolf Callaway Brands Corp.*	5,300	81,090
		1,486,641

Life Sciences Tools & Services — 0.9%
Adaptive Biotechnologies Corp.*	4,578	16,572
Avantor, Inc.*	5,810	123,172
Azenta, Inc.*	937	49,305
Bio-Rad Laboratories, Inc., Class A*	457	124,811
Bio-Techne Corp.	3,837	274,921
BioLife Solutions, Inc.*	1,278	27,388
Bruker Corp.	5,636	359,633
Charles River Laboratories International, Inc.*	991	204,721
CryoPort, Inc.*@	2,607	18,014
Harvard Bioscience, Inc.*	5,522	15,738
Medpace Holdings, Inc.*	2,141	881,771
OmniAb, Inc.*	8,462	31,733
OmniAb, Inc.*§	654	—
OmniAb, Inc.*§	654	—
Pacific Biosciences of California, Inc.*@	2,709	3,711
Repligen Corp.*	3,225	406,544
Revvity, Inc.	2,555	267,917
		2,805,951

Machinery — 4.9%
AGCO Corp.	4,840	473,739
Alamo Group, Inc.	1,213	209,849
Albany International Corp., Class A	2,901	244,989
Allison Transmission Holdings, Inc.	6,647	504,507
Astec Industries, Inc.	1,354	40,160
Barnes Group, Inc.	4,989	206,594
Chart Industries, Inc.*@	3,344	482,673
CNH Industrial NV	1,100	11,143
Columbus McKinnon Corp.	2,642	91,255
Commercial Vehicle Group, Inc.*	3,758	18,414
Crane Co.	3,089	447,843
Donaldson Co., Inc.	8,206	587,221
Douglas Dynamics, Inc.	2,507	58,664
Eastern Co. (The)	1,272	32,398
Enerpac Tool Group Corp.	5,732	218,848
Enpro, Inc.	1,861	270,906
Esab Corp.	418	39,472
ESCO Technologies, Inc.	2,646	277,936
Federal Signal Corp.	5,985	500,765
Flowserve Corp.	2,564	123,328
Franklin Electric Co., Inc.	4,975	479,192
Gorman-Rupp Co. (The)	2,754	101,099
Graco, Inc.	4,511	357,632
Greenbrier Cos., Inc. (The)	2,663	131,952
Helios Technologies, Inc.	2,930	139,907
Hurco Cos., Inc.	1,000	15,260
Hyster-Yale, Inc.	165	11,505
ITT, Inc.	5,131	662,823
John Bean Technologies Corp.	2,745	260,693
Kadant, Inc.	1,029	302,300
Kennametal, Inc.	3,360	79,094
LB Foster Co., Class A*	1,565	33,679
Lincoln Electric Holdings, Inc.	3,365	634,774
Lindsay Corp.	1,109	136,274
Manitex International, Inc.*	1,300	5,759
Manitowoc Co., Inc. (The)*	3,607	41,589
Middleby Corp. (The)*	4,055	497,184
Miller Industries, Inc.	1,261	69,380
Mueller Industries, Inc.	12,444	708,561
Mueller Water Products, Inc., Class A	15,406	276,076
Nordson Corp.	846	196,221
Omega Flex, Inc.	1,002	51,383
Oshkosh Corp.	4,130	446,866
Park-Ohio Holdings Corp.	2,182	56,492
Pentair PLC	11,013	844,367
Perma-Pipe International Holdings, Inc.*	1,900	16,910
RBC Bearings, Inc.*	336	90,646
Shyft Group, Inc. (The)	3,913	46,408
Snap-on, Inc.	631	164,937
SPX Technologies, Inc.*	4,956	704,446

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Machinery (Continued)
Standex International Corp.	1,107	$178,393
Stanley Black & Decker, Inc.	2,632	210,270
Stratasys Ltd.*	3,784	31,748
Tennant Co.	1,721	169,415
Terex Corp.	6,303	345,656
Timken Co. (The)	6,902	553,057
Titan International, Inc.*	4,338	32,145
Toro Co. (The)	3,825	357,676
Trinity Industries, Inc.	4,908	146,847
Wabash National Corp.	4,414	96,402
Watts Water Technologies, Inc., Class A	2,884	528,839
		15,054,561

Marine Transportation — 0.4%
Costamare, Inc.	5,728	94,111
Kirby Corp.*	4,368	522,981
Matson, Inc.	3,669	480,529
		1,097,621

Media — 1.2%
Altice USA, Inc., Class A*	2,984	6,087
Boston Omaha Corp., Class A*	1,358	18,279
Cable One, Inc.@	186	65,844
EchoStar Corp., Class A*	2,720	48,443
Entravision Communications Corp., Class A	5,678	11,526
EW Scripps Co. (The), Class A*	7,073	22,209
Fox Corp. Class A	4,152	142,704
Fox Corp. Class B	3,807	121,900
Gannett Co., Inc.*	1	5
GCI Liberty, Inc.*§	8,984	—
Gray Television, Inc.	8,433	43,852
Interpublic Group of Cos., Inc. (The)	12,645	367,843
John Wiley & Sons, Inc., Class A	3,247	132,153
Liberty Broadband Corp., Class A*	824	44,990
Liberty Broadband Corp., Class C*	2,320	127,182
Liberty Media Corp.-Liberty SiriusXM, Class A*	3,084	68,311
Liberty Media Corp.-Liberty SiriusXM, Class C*	4,202	93,116
Magnite, Inc.*	3,879	51,552
New York Times Co. (The), Class A	17,457	893,973
News Corp., Class A	19,977	550,766
News Corp., Class B	7,188	204,067
Nexstar Media Group, Inc.	2,102	348,953
Paramount Global, Class A	586	10,771
Paramount Global, Class B	6,684	69,447
PubMatic, Inc., Class A*	3,162	64,220
Saga Communications, Inc., Class A	664	10,458
Scholastic Corp.	3,519	124,819
Sinclair, Inc. @	2,132	28,420
TechTarget, Inc.*	3,517	109,625
Thryv Holdings, Inc.*	1,938	34,535
WideOpenWest, Inc.*	4,405	23,831
		3,839,881

Metals & Mining — 1.8%
Alcoa Corp.	15,179	603,821
Alpha Metallurgical Resources, Inc.	886	248,549
Arch Resources, Inc.	1,865	283,909
ATI, Inc.*	13,573	752,623
Carpenter Technology Corp.	3,912	428,677
Century Aluminum Co.*	8,912	149,276
Cleveland-Cliffs, Inc.*	19,094	293,857
Coeur Mining, Inc.*	16,461	92,511
Commercial Metals Co.	12,402	681,986
Ferroglobe PLC	10,242	54,897
Fortitude Gold Corp.	4,671	20,272
Friedman Industries, Inc.	700	10,570
Hecla Mining Co.	30,869	149,715
Kaiser Aluminum Corp.	1,901	167,098
Materion Corp.	2,175	235,183
Metallus, Inc.*	5,303	107,492
MP Materials Corp.*@	4,905	62,441
Olympic Steel, Inc.	1,200	53,796
Radius Recycling, Inc.	2,809	42,893
Reliance, Inc.	260	74,256
Royal Gold, Inc.	4,388	549,202
Ryerson Holding Corp.	4,615	89,992
SunCoke Energy, Inc.	8,204	80,399
Tredegar Corp.*	3,412	16,343
U.S. Steel Corp.	7,027	265,621
Warrior Met Coal, Inc.	738	46,324
Worthington Steel, Inc.	4,458	148,719
		5,710,422

Multi-Utilities — 0.5%
Avista Corp.	6,896	238,671
Black Hills Corp.	6,023	327,531
NiSource, Inc.	19,524	562,486
Northwestern Energy Group, Inc.	4,148	207,732
Unitil Corp.	1,923	99,592
		1,436,012

Oil, Gas & Consumable Fuels — 3.2%
Adams Resources & Energy, Inc.	536	15,008
Amplify Energy Corp.*	1,867	12,658
Antero Midstream Corp.	32,353	476,883
Antero Resources Corp.*	5,180	169,023
APA Corp.	10,265	302,202
Ardmore Shipping Corp.	1,612	36,318
Berry Corp.	4,166	26,912
California Resources Corp.	3,564	189,676
Centrus Energy Corp., Class A*	1,074	45,913
Chesapeake Energy Corp.@	4,468	367,225
Chord Energy Corp.	804	134,815
Civitas Resources, Inc.	2,093	144,417
Clean Energy Fuels Corp.*	20,279	54,145
CNX Resources Corp.*	16,780	407,754
Comstock Resources, Inc. @	8,676	90,057
CONSOL Energy, Inc.*	2,376	242,423
CVR Energy, Inc. @	1,556	41,654
Delek U.S. Holdings, Inc.	7,082	175,350
DHT Holdings, Inc.	11,638	134,652

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Dorian LPG Ltd.	3,332	$139,811
DT Midstream, Inc.	1,881	133,607
EnLink Midstream LLC*	27,038	372,043
Equitrans Midstream Corp.	11,374	147,634
Evolution Petroleum Corp. @	5,356	28,226
Green Plains, Inc.*	5,096	80,822
Gulfport Energy Corp.*	944	142,544
Hallador Energy Co.*	3,193	24,810
HF Sinclair Corp.	9,611	512,651
International Seaways, Inc.	4,383	259,167
Kosmos Energy Ltd.*	21,727	120,368
Magnolia Oil & Gas Corp., Class A	7,613	192,913
Marathon Oil Corp.	1,166	33,429
Matador Resources Co.	10,827	645,289
Murphy Oil Corp.	13,521	557,606
NACCO Industries, Inc., Class A	1,000	27,670
New Fortress Energy, Inc.@	3,932	86,425
Nordic American Tankers Ltd.	8,255	32,855
Northern Oil and Gas, Inc.	1,306	48,544
Ovintiv, Inc.	6,163	288,860
Par Pacific Holdings, Inc.*	4,135	104,409
PBF Energy, Inc., Class A	10,429	479,943
Peabody Energy Corp.	3,580	79,190
Permian Resources Corp.	26,947	435,194
Range Resources Corp.	10,825	362,962
REX American Resources Corp.*	2,364	107,775
SandRidge Energy, Inc.	2,175	28,123
Scorpio Tankers, Inc.	2,271	184,610
SFL Corp. Ltd.	4,682	64,986
Sitio Royalties Corp., Class A	3,565	84,170
SM Energy Co.	2,124	91,820
Southwestern Energy Co.*	62,679	421,830
Talos Energy, Inc.*	3,212	39,026
Teekay Corp.*	4,339	38,921
Teekay Tankers Ltd., Class A	1,880	129,363
Texas Pacific Land Corp.	378	277,554
Vitesse Energy, Inc.	2,544	60,293
W&T Offshore, Inc. @	9,305	19,913
World Kinect Corp.	2,783	71,801
		10,024,242

Paper & Forest Products — 0.3%
Clearwater Paper Corp.*	1,838	89,088
Louisiana-Pacific Corp.	7,578	623,896
Mercer International, Inc.	7,857	67,099
Resolute Forest Products, Inc. CVR ¶*§	7,629	10,833
Sylvamo Corp.	2,483	170,334
		961,250

Passenger Airlines — 0.3%
Alaska Air Group, Inc.*	3,915	158,166
Allegiant Travel Co.	441	22,152
American Airlines Group, Inc.*@	12,202	138,249
SkyWest, Inc.*	3,627	297,668
Southwest Airlines Co.	5,776	165,251
Spirit Airlines, Inc.	3,315	12,133
United Airlines Holdings, Inc.*	2,637	128,316
		921,935

Personal Products — 0.8%
BellRing Brands, Inc.*	7,482	427,522
Coty, Inc., Class A*	46,457	465,499
Edgewell Personal Care Co.	1,878	75,477
elf Beauty, Inc.*	4,063	856,155
Herbalife Ltd.*	600	6,234
Inter Parfums, Inc.	3,488	404,713
Medifast, Inc.	1,290	28,148
Natural Alternatives International, Inc.*	1,000	6,020
Nature’s Sunshine Products, Inc.*	1,700	25,619
Nu Skin Enterprises, Inc., Class A	1,371	14,450
United-Guardian, Inc.	600	5,364
USANA Health Sciences, Inc.*	2,205	99,754
		2,414,955

Pharmaceuticals — 0.9%
Amphastar Pharmaceuticals, Inc.*	5,315	212,600
ANI Pharmaceuticals, Inc.*	1,669	106,282
Catalent, Inc.*	3,128	175,887
Collegium Pharmaceutical, Inc.*	2,590	83,398
Corcept Therapeutics, Inc.*	7,842	254,787
Edgewise Therapeutics, Inc.*	1,162	20,928
Elanco Animal Health, Inc.*	2,020	29,149
Harmony Biosciences Holdings, Inc.*	1,923	58,017
Innoviva, Inc.*	5,963	97,793
Jazz Pharmaceuticals PLC*	3,596	383,801
Ligand Pharmaceuticals, Inc.*	1,727	145,517
Organon & Co.	7,211	149,268
Pacira BioSciences, Inc.*	1,786	51,097
Perrigo Co. PLC	6,512	167,228
Prestige Consumer Healthcare, Inc.*	5,152	354,715
Royalty Pharma PLC, Class A	1,534	40,452
SIGA Technologies, Inc.	1,900	14,421
Supernus Pharmaceuticals, Inc.*	5,158	137,976
Viatris, Inc.	18,447	196,092
		2,679,408

Professional Services — 3.1%
Barrett Business Services, Inc.	3,196	104,733
CACI International, Inc., Class A*	2,135	918,328
CBIZ, Inc.*	5,331	395,027
Concentrix Corp.	3,341	211,418
Conduent, Inc.*	5,702	18,589
CRA International, Inc.	773	133,126
CSG Systems International, Inc.	2,945	121,246
Dayforce, Inc.*	3,385	167,896
ExlService Holdings, Inc.*	17,683	554,539
Exponent, Inc.	5,450	518,404
Forrester Research, Inc.*	2,360	40,309
Franklin Covey Co.*	1,628	61,864
FTI Consulting, Inc.*	3,603	776,555
Genpact Ltd.	10,666	343,339
Heidrick & Struggles International, Inc.	1,928	60,886
Huron Consulting Group, Inc.*	1,957	192,764

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Professional Services (Continued)
ICF International, Inc.	2,012	$298,701
Insperity, Inc.	3,407	310,752
KBR, Inc.	12,616	809,190
Kelly Services, Inc., Class A	3,132	67,056
Kforce, Inc.	1,735	107,796
Korn Ferry	4,964	333,283
Leidos Holdings, Inc.	686	100,074
ManpowerGroup, Inc.	2,622	183,016
Mastech Digital, Inc.*	2,122	15,915
Maximus, Inc.	2,874	246,302
NV5 Global, Inc.*	1,602	148,938
Parsons Corp.*	1,163	95,145
Paycom Software, Inc.	137	19,596
Paylocity Holding Corp.*	2,396	315,913
RCM Technologies, Inc.*	1,296	24,261
Resources Connection, Inc.	3,396	37,492
Robert Half, Inc.	7,950	508,641
Science Applications International Corp.	2,559	300,810
SS&C Technologies Holdings, Inc.	3,684	230,876
TransUnion	1,890	140,162
TriNet Group, Inc.	3,424	342,400
TrueBlue, Inc.*	3,431	35,339
TTEC Holdings, Inc.	4,929	28,982
Verra Mobility Corp.*	10,023	272,626
		9,592,289

Real Estate Management & Development — 0.7%
Cushman & Wakefield PLC*	5,956	61,942
Douglas Elliman, Inc.*	8,113	9,411
Forestar Group, Inc.*	3,530	112,925
FRP Holdings, Inc.*	400	11,408
Howard Hughes Holdings, Inc.*	1,369	88,739
Jones Lang LaSalle, Inc.*	3,879	796,281
Kennedy-Wilson Holdings, Inc.	8,346	81,123
Marcus & Millichap, Inc.	1,262	39,778
Maui Land & Pineapple Co., Inc.*	2,324	51,244
Newmark Group, Inc., Class A	11,400	116,622
RMR Group, Inc. (The), Class A	1,159	26,193
St. Joe Co. (The)	3,300	180,510
Stratus Properties, Inc.*	313	7,894
Tejon Ranch Co.*	2,249	38,368
Zillow Group, Inc., Class A*	2,824	127,193
Zillow Group, Inc., Class C*	6,550	303,855
		2,053,486

Semiconductors & Semiconductor Equipment — 3.2%
Allegro MicroSystems, Inc.*	1,272	35,921
Alpha & Omega Semiconductor Ltd.*	2,886	107,850
Ambarella, Inc.*	2,341	126,297
Amkor Technology, Inc.	25,678	1,027,634
Amtech Systems, Inc.*	2,822	16,537
Axcelis Technologies, Inc.*	3,412	485,152
AXT, Inc.*	5,653	19,107
CEVA, Inc.*	3,095	59,703
Cirrus Logic, Inc.*	3,648	465,704
Cohu, Inc.*	5,114	169,273
Diodes, Inc.*	4,900	352,457
Enphase Energy, Inc.*	1,188	118,456
FormFactor, Inc.*	8,126	491,867
GSI Technology, Inc.*@	4,641	12,299
Ichor Holdings Ltd.*	400	15,420
Kulicke & Soffa Industries, Inc.	5,924	291,402
Lattice Semiconductor Corp.*	12,472	723,251
MACOM Technology Solutions Holdings, Inc.*	2,196	244,788
Magnachip Semiconductor Corp.*	4,588	22,344
MaxLinear, Inc.*	7,715	155,380
NVE Corp.	502	37,494
Onto Innovation, Inc.*	4,376	960,795
PDF Solutions, Inc.*	4,938	179,644
Photronics, Inc.*	7,008	172,887
Power Integrations, Inc.	6,164	432,651
Qorvo, Inc.*	2,760	320,270
Rambus, Inc.*	11,347	666,750
Semtech Corp.*@	7,337	219,230
Silicon Laboratories, Inc.*	3,386	374,593
Skyworks Solutions, Inc.	243	25,899
Synaptics, Inc.*	4,162	367,088
Ultra Clean Holdings, Inc.*	4,298	210,602
Universal Display Corp.	3,037	638,529
Veeco Instruments, Inc.*	4,666	217,949
Wolfspeed, Inc.*@	9,115	207,457
		9,972,680

Software — 3.2%
A10 Networks, Inc.	6,016	83,322
ACI Worldwide, Inc.*	11,727	464,272
Adeia, Inc.	7,577	84,749
Alarm.com Holdings, Inc.*	3,310	210,317
Altair Engineering, Inc., Class A*	3,033	297,477
American Software, Inc., Class A	4,461	40,729
AppLovin Corp., Class A*	2,866	238,509
Aspen Technology, Inc.*	2,122	421,493
Bentley Systems, Inc., Class B	2,038	100,596
Bill Holdings, Inc.*	3,263	171,699
Blackbaud, Inc.*	5,719	435,616
Box, Inc., Class A*	6,867	181,563
CommVault Systems, Inc.*	2,675	325,200
Consensus Cloud Solutions, Inc.*	1,449	24,894
Digital Turbine, Inc.*	635	1,054
DocuSign, Inc.*	5,868	313,938
Dolby Laboratories, Inc., Class A	2,819	223,349
DoubleVerify Holdings, Inc.*	5,203	101,302
Dropbox, Inc., Class A*	14,286	321,006
Dynatrace, Inc.*	7,032	314,612
eGain Corp.*	4,304	27,158
Elastic NV*	2,292	261,082
Envestnet, Inc.*	3,097	193,841
EverCommerce, Inc.*	921	10,113
Gen Digital, Inc.	20,625	515,212
Guidewire Software, Inc.*	3,956	545,493
InterDigital, Inc. @	2,792	325,436
Jamf Holding Corp.*	3,544	58,476

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Software (Continued)
JFrog Ltd.*	479	$17,986
LiveRamp Holdings, Inc.*	7,539	233,257
Manhattan Associates, Inc.*	782	192,904
MeridianLink, Inc.*	2,090	44,642
Mitek Systems, Inc.*	1,166	13,036
N-able, Inc.*	8,171	124,444
Nutanix, Inc., Class A*	4,947	281,237
Olo, Inc., Class A*	2,551	11,275
Ooma, Inc.*	1,297	12,879
PowerSchool Holdings, Inc., Class A*	3,215	71,984
Procore Technologies, Inc.*	3,536	234,472
Progress Software Corp.	4,772	258,929
Qualys, Inc.*	3,876	552,718
Rimini Street, Inc.*	4,492	13,790
Sapiens International Corp. NV	2,496	84,689
SentinelOne, Inc., Class A*	5,750	121,038
SolarWinds Corp.	5,202	62,684
SPS Commerce, Inc.*	2,160	406,426
Teradata Corp.*	4,213	145,601
UiPath, Inc., Class A*@	10,245	129,907
Unity Software, Inc.*	11,422	185,722
Verint Systems, Inc.*	6,847	220,473
Vertex, Inc., Class A*	1,558	56,166
Xperi, Inc.*	3,030	24,876
Yext, Inc.*	4,488	24,011
		9,817,654

Specialty Retail — 3.7%
1-800-Flowers.com, Inc., Class A*	3,880	36,938
Aaron’s Co., Inc. (The)	4,459	44,501
Abercrombie & Fitch Co., Class A*	3,727	662,810
Academy Sports & Outdoors, Inc.	2,614	139,195
Advance Auto Parts, Inc.	3,409	215,892
America’s Car-Mart, Inc.*	822	49,493
American Eagle Outfitters, Inc.	19,472	388,661
Asbury Automotive Group, Inc.*	2,143	488,325
AutoNation, Inc.*	4,060	647,083
Bath & Body Works, Inc.	5,771	225,358
Best Buy Co., Inc.	1,982	167,063
Boot Barn Holdings, Inc.*	3,091	398,523
Buckle, Inc. (The)	5,018	185,365
Build-A-Bear Workshop, Inc. @	1,640	41,443
Burlington Stores, Inc.*	1,120	268,800
Caleres, Inc.	3,874	130,166
CarMax, Inc.*	4,370	320,496
Cato Corp. (The), Class A	2,638	14,614
Children’s Place, Inc. (The)*	1,314	10,696
Citi Trends, Inc.*	818	17,391
Conn’s, Inc.*	3,722	4,113
Destination XL Group, Inc.*@	3,560	12,958
Duluth Holdings, Inc., Class B*	1,185	4,373
Five Below, Inc.*	5,505	599,880
Floor & Decor Holdings, Inc., Class A*@	4,489	446,251
Foot Locker, Inc.	3,452	86,024
Gap, Inc. (The)	2,272	54,278
Genesco, Inc.*	1,490	38,531
Group 1 Automotive, Inc.	1,502	446,515
Guess?, Inc.	5,086	103,754
Haverty Furniture Cos., Inc.	1,983	50,150
Hibbett, Inc.	28	2,442
Leslie’s, Inc.*	6,363	26,661
Lithia Motors, Inc.	2,910	734,629
MarineMax, Inc.*	2,209	71,505
Monro, Inc.	3,090	73,727
Murphy USA, Inc.	2,265	1,063,327
National Vision Holdings, Inc.*	2,877	37,660
ODP Corp. (The)*	3,360	131,947
Penske Automotive Group, Inc.	1,742	259,593
PetMed Express, Inc.	2,360	9,558
Revolve Group, Inc.*	706	11,232
RH*	318	77,732
Sally Beauty Holdings, Inc.*	3,610	38,735
Shoe Carnival, Inc.	3,062	112,957
Signet Jewelers Ltd.	4,741	424,699
Sleep Number Corp.*	3,221	30,825
Sonic Automotive, Inc., Class A	3,080	167,768
Sportsman’s Warehouse Holdings, Inc.*	3,058	7,370
Tilly’s, Inc., Class A*	1,836	11,071
Upbound Group, Inc.	6,271	192,520
Urban Outfitters, Inc.*	2,086	85,630
Valvoline, Inc.*	6,915	298,728
Victoria’s Secret & Co.*	2,341	41,365
Williams-Sonoma, Inc.	3,428	967,964
Winmark Corp.	455	160,447
Zumiez, Inc.*	2,406	46,869
		11,386,601

Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.*	8,276	273,770
Carter’s, Inc.	1,288	79,817
Columbia Sportswear Co.	3,250	257,010
Delta Apparel, Inc.*	1,153	669
Figs, Inc., Class A*	2,862	15,254
G-III Apparel Group Ltd.*	5,008	135,566
Kontoor Brands, Inc.	2,384	157,702
Lakeland Industries, Inc.	1,669	38,287
Movado Group, Inc.	2,220	55,189
Oxford Industries, Inc.	1,665	166,750
PVH Corp.	1,378	145,889
Ralph Lauren Corp.	2,279	398,962
Rocky Brands, Inc.	1,000	36,960
Skechers U.S.A., Inc., Class A*	6,530	451,354
Steven Madden Ltd.	7,918	334,931
Superior Group of Cos., Inc.	2,200	41,602
Tapestry, Inc.	18,072	773,301
Under Armour, Inc., Class A*	2,222	14,821
Under Armour, Inc., Class C*	1,318	8,606
Unifi, Inc.*	2,394	14,101
VF Corp. @	1,731	23,368
		3,423,909

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Tobacco — 0.1%
Turning Point Brands, Inc.	1,280	$41,075
Universal Corp.	2,612	125,872
Vector Group Ltd.	8,569	90,575
		257,522

Trading Companies & Distributors — 1.6%
Air Lease Corp.	5,985	284,467
Applied Industrial Technologies, Inc.	4,081	791,714
Beacon Roofing Supply, Inc.*	6,560	593,680
Boise Cascade Co.	3,680	438,730
Core & Main, Inc., Class A*	2,709	132,578
Distribution Solutions Group, Inc.*	224	6,720
DNOW, Inc.*	6,508	89,355
DXP Enterprises, Inc.*	1,824	83,612
GATX Corp.	3,309	437,979
Global Industrial Co.	3,603	112,990
GMS, Inc.*	2,900	233,769
H&E Equipment Services, Inc.	3,452	152,475
Herc Holdings, Inc.	2,648	352,952
MRC Global, Inc.*	5,657	73,032
MSC Industrial Direct Co., Inc., Class A	936	74,234
Rush Enterprises, Inc., Class A	7,718	323,153
SiteOne Landscape Supply, Inc.*	413	50,142
Titan Machinery, Inc.*	2,515	39,989
WESCO International, Inc.	4,569	724,278
Willis Lease Finance Corp.	900	62,370
		5,058,219

Water Utilities — 0.4%
American States Water Co.	4,082	296,231
Artesian Resources Corp., Class A	1,177	41,383
California Water Service Group	6,097	295,643
Consolidated Water Co. Ltd.	1,751	46,471
Essential Utilities, Inc.	8,329	310,922
Middlesex Water Co.	2,133	111,471
Pure Cycle Corp.*	1,000	9,550
SJW Group	2,989	162,064
York Water Co. (The)	1,803	66,873
		1,340,608

Wireless Telecommunication Services — 0.0%
Gogo, Inc.*	1,021	9,822
Spok Holdings, Inc.	2,839	42,045
U.S. Cellular Corp.*	1,551	86,577
		138,444

TOTAL COMMON STOCKS (Identified Cost $159,921,139)		308,001,801

PREFERRED STOCKS — 0.0%
Media — 0.0%
Liberty Broadband Corp., Series A, 7.000%	1,225	27,636
TOTAL PREFERRED STOCKS (Identified Cost $4,658)		27,636

SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 5.000%	240,033	240,033

Collateral For Securities On Loan — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 5.330%	672,208	672,208
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $912,241)		912,241
Total Investments — 100.1% (Identified Cost $160,838,038)		308,941,678
Liabilities, Less Cash and Other Assets — (0.1%)		(409,017)
Net Assets — 100.0%		$308,532,661
†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2024, the fair value of the securities on loan was $6,547,570.
¶	Contingent value rights based on future performance.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

CMT — Constant Maturity Treasury

CVR — Contingent Value Rights

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024

	SHARES	VALUE†

COMMON STOCKS — 98.1%
Australia — 6.4%
Ampol Ltd.	3,807	$82,132
ANZ Group Holdings Ltd.	171,032	3,222,055
Aurizon Holdings Ltd.	293,809	715,400
Bendigo & Adelaide Bank Ltd.	40,324	309,083
BlueScope Steel Ltd.	156,620	2,134,550
Challenger Ltd.	30,072	140,628
Cleanaway Waste Management Ltd. @	139,337	257,476
Evolution Mining Ltd.	260,215	607,563
Harvey Norman Holdings Ltd. @	136,089	378,573
Incitec Pivot Ltd.	195,063	377,367
National Australia Bank Ltd.	258,849	6,256,129
Northern Star Resources Ltd.	128,989	1,118,631
Orica Ltd. @	50,333	600,023
Origin Energy Ltd.	168,307	1,219,334
QBE Insurance Group Ltd.	61,986	719,091
Rio Tinto Ltd. @	15,736	1,249,201
Santos Ltd.	542,800	2,773,700
Seven Group Holdings Ltd. @	3,940	99,037
Sonic Healthcare Ltd. @	60,106	1,054,543
South32 Ltd. @	715,837	1,747,777
Suncorp Group Ltd.	169,164	1,964,706
TPG Telecom Ltd. @	41,292	126,160
Westpac Banking Corp.	209,812	3,811,262
Whitehaven Coal Ltd.	137,340	700,889
Woodside Energy Group Ltd.	157,968	2,972,782
Worley Ltd.	30,039	300,184
Yancoal Australia Ltd. @	33,779	149,175
		35,087,451

Austria — 0.2%
Erste Group Bank AG	1,782	84,429
Mondi PLC	39,669	761,461
OMV AG	6,971	303,551
		1,149,441

Belgium — 0.8%
Ageas SA	21,755	994,381
Anheuser-Busch InBev SA/NV	2,628	152,319
KBC Group NV	25,395	1,792,268
Solvay SA @	9,936	349,769
Syensqo SA	9,936	889,265
		4,178,002

Canada — 9.4%
Agnico Eagle Mines Ltd.	7,006	458,192
AltaGas Ltd. @	24,518	553,965
ARC Resources Ltd. @	10,357	184,799
Bank of Montreal @	55,679	4,668,684
Bank of Montreal	1,424	119,526
Bank of Nova Scotia (The) @	18,431	843,107
Bank of Nova Scotia (The) @	71,773	3,281,461
Barrick Gold Corp.	65,776	1,097,144
Barrick Gold Corp.	6,661	111,110
Brookfield Corp., Class A @	3,180	132,097
Canadian Imperial Bank of Commerce @	82,421	3,919,072
Canadian Imperial Bank of Commerce @	18,668	887,477
Cenovus Energy, Inc. @	67,539	1,327,817
Empire Co. Ltd., Class A	10,500	268,400
Fairfax Financial Holdings Ltd.	3,439	3,912,298
First Quantum Minerals Ltd.	25,434	334,088
iA Financial Corp., Inc.	16,360	1,027,366
Kinross Gold Corp.	173,331	1,443,105
Kinross Gold Corp.	40,702	338,641
Lundin Mining Corp.	122,122	1,359,539
Magna International, Inc. @	52,493	2,199,457
Manulife Financial Corp. @	53,441	1,422,599
MEG Energy Corp.*	17,402	372,323
Nutrien Ltd.	71,837	3,657,222
Suncor Energy, Inc. ¥	67,770	2,583,389
Suncor Energy, Inc.	75,341	2,870,492
Teck Resources Ltd., Class B	85,145	4,078,445
Toronto-Dominion Bank (The)	9,855	541,717
Toronto-Dominion Bank (The) @	85,469	4,697,376
Tourmaline Oil Corp. @	38,136	1,729,717
West Fraser Timber Co. Ltd.	9,956	764,648
Whitecap Resources, Inc. @	20,029	146,552
		51,331,825

China — 0.1%
Prosus NV	18,084	644,149

Denmark — 2.9%
AP Moller - Maersk AS, Class A	191	324,189
AP Moller - Maersk AS, Class B	194	337,221
Carlsberg AS, Class B	15,826	1,898,965
Coloplast AS, Class B	9,124	1,096,101
Danske Bank AS	41,578	1,238,880
Demant AS*	12,776	552,950
DSV AS	16,777	2,570,551
Genmab AS*	4,957	1,242,115
H Lundbeck AS	21,000	117,184
Novo Nordisk A/S, Class B	4,377	632,047
Novonesis (Novozymes), Class B	40,558	2,481,621
Pandora AS	10,165	1,534,114
Rockwool AS, Class B	1,053	427,315
Svitzer AS*	904	33,693
Tryg AS	15,313	334,674
Vestas Wind Systems AS*	50,547	1,170,422
		15,992,042

Finland — 0.7%
Fortum OYJ @	25,594	374,145
Nokia OYJ	18,157	69,196
Nokia OYJ, ADR @	486,141	1,837,613
Nordea Bank Abp @	47,570	566,255
Stora Enso OYJ, Class R @	67,207	918,046
		3,765,255

France — 11.4%
Amundi SA ±	5,568	359,274
Arkema SA	12,548	1,090,517
AXA SA	4,696	153,742

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
France (Continued)
BNP Paribas SA	57,117	$3,641,419
Bollore SE	89,881	527,494
Bouygues SA	48,843	1,567,684
Carrefour SA	110,447	1,561,339
Cie de Saint-Gobain SA	83,350	6,482,332
Cie Generale des Etablissements Michelin SCA	119,912	4,637,240
Credit Agricole SA	62,747	856,114
Eiffage SA	11,127	1,021,956
Engie SA	174,793	2,496,241
Orange SA	322,578	3,231,480
Publicis Groupe SA	20,708	2,203,974
Renault SA	29,529	1,512,897
Rexel SA	28,911	748,048
Sanofi SA	57,293	5,518,535
Societe Generale SA	68,769	1,614,368
TotalEnergies SE	332,966	22,226,261
Vinci SA	1,446	152,351
Vivendi SE	40,220	420,226
		62,023,492

Germany — 6.1%
BASF SE	65,229	3,156,490
Bayer AG	93,338	2,636,955
Bayerische Motoren Werke AG	40,060	3,791,703
Commerzbank AG	122,047	1,854,069
Continental AG	13,542	767,199
Covestro AG*±	16,685	979,211
Daimler Truck Holding AG	76,082	3,028,614
Deutsche Bank AG	46,122	736,371
Deutsche Bank AG	92,725	1,478,036
Deutsche Telekom AG	18,680	469,726
Evonik Industries AG	20,942	427,250
Fresenius Medical Care AG	19,547	748,595
Fresenius SE & Co. KGaA*	34,117	1,018,669
Hapag-Lloyd AG ±	1,127	209,166
Heidelberg Materials AG	25,898	2,685,349
Henkel AG & Co. KGaA	5,060	398,026
Mercedes-Benz Group AG	122,485	8,469,993
Siemens Energy AG*	6,205	161,546
Volkswagen AG	4,164	499,903
		33,516,871

Hong Kong — 1.2%
BOC Hong Kong Holdings Ltd.	302,500	931,627
Cathay Pacific Airways Ltd. @	230,363	235,701
CK Asset Holdings Ltd.	151,069	565,852
CK Hutchison Holdings Ltd.	324,624	1,554,727
CK Infrastructure Holdings Ltd.	24,000	135,535
Henderson Land Development Co. Ltd.	112,684	302,307
Hong Kong & China Gas Co. Ltd.	135,000	102,688
MTR Corp. Ltd.	59,669	188,351
Sun Hung Kai Properties Ltd.	111,677	966,031
Swire Pacific Ltd., Class A	53,500	472,721
Swire Pacific Ltd., Class B	127,500	171,109
Tsim Sha Tsui Properties Ltd. @	4,907	10,808
WH Group Ltd. ±	1,427,959	939,898
		6,577,355

Ireland — 0.1%
AIB Group PLC	53,993	285,418
Bank of Ireland Group PLC	56,367	589,658
		875,076

Israel — 0.5%
Bank Hapoalim BM	56,083	494,579
Bank Leumi Le-Israel BM	144,144	1,171,561
Delek Group Ltd.	1,842	194,041
Harel Insurance Investments & Financial Services Ltd.	13,270	106,204
Israel Discount Bank Ltd., Class A	131,550	654,404
Menora Mivtachim Holdings Ltd.	591	14,160
		2,634,949

Italy — 1.6%
Banco BPM SpA @	67,300	433,459
Eni SpA	136,163	2,093,155
UniCredit SpA	164,301	6,089,035
		8,615,649

Japan — 21.2%
AGC, Inc. @	48,500	1,569,339
Air Water, Inc.	14,100	190,655
Aisin Corp.	22,500	733,218
Alfresa Holdings Corp.	10,900	149,249
Amada Co. Ltd.	37,100	409,763
Asahi Group Holdings Ltd.	32,700	1,153,412
Asahi Kasei Corp.	191,300	1,225,276
Bridgestone Corp. @	30,500	1,198,465
Brother Industries Ltd.	35,600	626,413
Canon Marketing Japan, Inc.	7,400	205,778
Chiba Bank Ltd. (The)	63,800	567,851
Coca-Cola Bottlers Japan Holdings, Inc.	8,000	100,292
COMSYS Holdings Corp.	2,900	55,714
Concordia Financial Group Ltd.	111,200	653,971
Cosmo Energy Holdings Co. Ltd.	11,900	599,105
Dai-ichi Life Holdings, Inc.	70,900	1,894,016
Daicel Corp.	52,000	498,539
Daiwa House Industry Co. Ltd.	42,100	1,066,826
Daiwa Securities Group, Inc.	31,800	242,517
Dentsu Group, Inc. @	15,200	382,905
Dowa Holdings Co. Ltd.	9,600	340,645
ENEOS Holdings, Inc.	470,600	2,417,788
FUJIFILM Holdings Corp.	44,700	1,045,195
Fukuoka Financial Group, Inc.	13,600	363,478
Hachijuni Bank Ltd. (The)	8,600	56,099
Hakuhodo DY Holdings, Inc.	22,300	162,860
Hankyu Hanshin Holdings, Inc.	26,100	693,340
Haseko Corp.	30,800	340,372
Hitachi Construction Machinery Co. Ltd.	8,000	214,208

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Japan (Continued)
Honda Motor Co. Ltd.	466,200	$4,983,927
Idemitsu Kosan Co. Ltd.	147,000	951,585
Iida Group Holdings Co. Ltd.	14,400	189,521
INFRONEER Holdings, Inc.	12,800	103,783
Inpex Corp. @	144,500	2,125,872
Isuzu Motors Ltd.	85,200	1,128,480
Iwatani Corp.	1,500	87,209
Iyogin Holdings, Inc.	13,300	123,130
J Front Retailing Co. Ltd.	35,100	365,966
Japan Airlines Co. Ltd.	7,200	113,601
Japan Post Holdings Co. Ltd.	71,600	709,814
Japan Post Insurance Co. Ltd.	4,500	87,293
JFE Holdings, Inc.	66,900	962,813
JTEKT Corp.	43,200	300,593
Kajima Corp.	54,000	933,563
Kamigumi Co. Ltd.	15,700	323,290
Kawasaki Heavy Industries Ltd.	7,800	296,215
Keihan Holdings Co. Ltd.	1,300	23,254
Kobe Steel Ltd.	43,300	537,314
Koito Manufacturing Co. Ltd.	22,800	314,458
Komatsu Ltd.	34,100	990,000
Kubota Corp.	50,800	710,423
Kuraray Co. Ltd. @	76,400	878,251
Kyoto Financial Group, Inc.	26,000	461,210
Kyushu Financial Group, Inc.	16,500	96,729
Lion Corp. @	7,300	56,897
Lixil Corp.	42,700	449,453
LY Corp.	188,400	455,397
Mabuchi Motor Co. Ltd. @	10,200	151,361
Marubeni Corp.	28,700	530,778
Mazda Motor Corp.	65,100	629,595
Mebuki Financial Group, Inc.	83,070	323,420
Medipal Holdings Corp.	17,700	269,312
MEIJI Holdings Co. Ltd.	13,800	297,546
Mitsubishi Chemical Group Corp.	185,800	1,031,375
Mitsubishi Corp.	216,600	4,238,031
Mitsubishi Electric Corp.	57,800	922,379
Mitsubishi Estate Co. Ltd.	70,900	1,110,498
Mitsubishi Gas Chemical Co., Inc.	21,400	408,075
Mitsubishi Logistics Corp.	2,500	82,044
Mitsubishi Motors Corp.	88,400	243,513
Mitsubishi UFJ Financial Group, Inc.	206,400	2,218,072
Mitsubishi UFJ Financial Group, Inc., ADR @	391,058	4,223,426
Mitsui Chemicals, Inc.	47,200	1,302,555
Mitsui Fudosan Co. Ltd.	162,300	1,481,370
Mizuho Financial Group, Inc.	116,740	2,436,528
MS&AD Insurance Group Holdings, Inc.	74,184	1,648,380
NEC Corp.	20,300	1,671,164
NGK Insulators Ltd.	41,200	527,516
NH Foods Ltd.	11,033	329,845
Nikon Corp.	17,200	173,828
NIPPON EXPRESS HOLDINGS, Inc.	15,900	732,790
Nippon Steel Corp.	60,327	1,275,232
Nissan Motor Co. Ltd.	222,800	755,961
Nisshin Seifun Group, Inc.	13,100	150,590
Niterra Co. Ltd.	18,000	522,469
Nomura Holdings, Inc.	175,700	1,006,871
Nomura Real Estate Holdings, Inc.	23,700	593,789
NSK Ltd.	59,600	289,573
Obayashi Corp.	72,500	861,582
Oji Holdings Corp.	226,000	891,695
Open House Group Co. Ltd. @	7,900	241,974
Panasonic Holdings Corp.	194,100	1,588,848
Resona Holdings, Inc.	206,800	1,368,255
Resonac Holdings Corp.	19,900	435,626
Ricoh Co. Ltd.	81,000	692,495
Rohm Co. Ltd.	24,600	328,734
Sankyu, Inc.	1,500	51,165
SBI Holdings, Inc.	20,500	518,202
Seiko Epson Corp.	40,700	632,167
Seino Holdings Co. Ltd.	20,400	275,208
Sekisui Chemical Co. Ltd.	16,000	221,369
Sekisui House Ltd.	42,700	945,616
Seven & i Holdings Co. Ltd.	108,900	1,326,646
Shimizu Corp.	49,600	278,536
Shizuoka Financial Group, Inc.	46,000	441,444
Sohgo Security Services Co. Ltd.	12,000	70,080
Sojitz Corp.	35,820	870,286
Sompo Holdings, Inc.	28,800	614,880
Subaru Corp.	90,700	1,922,351
SUMCO Corp. @	46,300	666,341
Sumitomo Chemical Co. Ltd.	157,200	336,794
Sumitomo Corp.	84,300	2,104,749
Sumitomo Electric Industries Ltd.	164,200	2,553,984
Sumitomo Forestry Co. Ltd. @	33,800	1,074,987
Sumitomo Heavy Industries Ltd. @	26,000	675,654
Sumitomo Metal Mining Co. Ltd.	35,500	1,076,319
Sumitomo Mitsui Financial Group, Inc.	71,100	4,739,558
Sumitomo Mitsui Trust Holdings, Inc.	49,800	1,135,969
Sumitomo Realty & Development Co. Ltd.	42,000	1,232,407
Sumitomo Rubber Industries Ltd. @	42,800	426,297
Suntory Beverage & Food Ltd.	1,900	67,396
Suzuken Co. Ltd.	1,100	33,426
Suzuki Motor Corp.	55,700	640,815
Taiheiyo Cement Corp.	7,500	188,234
Taisei Corp.	7,200	266,314
Taiyo Yuden Co. Ltd.	4,300	109,204
Takashimaya Co. Ltd.	13,100	220,450
Takeda Pharmaceutical Co. Ltd.	126,173	3,271,762
Teijin Ltd.	13,099	108,812
THK Co. Ltd.	10,700	191,102
Tokyo Tatemono Co. Ltd. @	37,600	593,364
Tokyu Fudosan Holdings Corp.	132,300	882,740
Toray Industries, Inc.	166,100	786,159
Tosoh Corp.	58,300	760,230
Toyo Seikan Group Holdings Ltd.	16,700	262,089
Toyo Tire Corp.	7,400	118,136
Toyoda Gosei Co. Ltd.	15,300	268,979
Toyota Boshoku Corp.	9,700	128,447
Toyota Motor Corp.	166,950	3,413,919
Toyota Tsusho Corp.	48,000	934,402

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Japan (Continued)
Yamada Holdings Co. Ltd.	48,000	$128,883
Yamaha Motor Co. Ltd. @	111,600	1,032,832
Yamato Holdings Co. Ltd.	24,900	273,700
Yokohama Rubber Co. Ltd. (The)	27,600	610,188
Zeon Corp.	12,700	105,379
		115,492,396

Netherlands — 4.9%
ABN AMRO Group NV, GDR ±	42,957	706,174
Aegon Ltd.	138,307	854,356
Akzo Nobel NV	17,322	1,053,326
ArcelorMittal SA @	53,395	1,224,347
ArcelorMittal SA =	1,708	39,090
ASR Nederland NV @	12,664	603,667
Coca-Cola Europacific Partners PLC	11,332	830,103
Heineken NV @	16,759	1,620,710
IMCD NV	605	83,777
ING Groep NV	253,754	4,337,801
JDE Peet’s NV @	9,259	184,436
Koninklijke Ahold Delhaize NV	179,778	5,311,995
Koninklijke KPN NV	263,030	1,008,458
Koninklijke Philips NV*¢	35,721	902,445
Koninklijke Philips NV @*	31,822	801,914
NN Group NV	34,294	1,595,796
Randstad NV @	16,773	760,376
Stellantis NV	191,757	3,793,041
Stellantis NV @	56,317	1,117,892
		26,829,704

New Zealand — 0.2%
Auckland International Airport Ltd. @	101,744	472,848
Fletcher Building Ltd. @	101,890	175,633
Genesis Energy Ltd.	27,074	36,115
Infratil Ltd. @	25,716	175,432
Mercury NZ Ltd.	19,104	76,392
Port of Tauranga Ltd.	3,033	8,720
Ryman Healthcare Ltd. @*	22,869	49,589
Summerset Group Holdings Ltd.	5,748	33,261
		1,027,990

Norway — 0.7%
Aker BP ASA	22,520	574,126
DNB Bank ASA	56,542	1,110,505
Norsk Hydro ASA	88,167	549,134
SpareBank 1 SR-Bank ASA	18,440	225,556
Stolt-Nielsen Ltd.	3,929	185,834
Subsea 7 SA	28,831	542,218
Wallenius Wilhelmsen ASA	13,553	138,234
Yara International ASA	13,680	394,115
		3,719,722

Portugal — 0.1%
EDP Renovaveis SA @	8,133	113,666
Galp Energia SGPS SA	16,108	340,187
		453,853

Singapore — 1.0%
BW LPG Ltd. ±	5,825	108,186
CapitaLand Investment Ltd. @	167,400	328,381
City Developments Ltd.	34,200	130,142
Great Eastern Holdings Ltd.	3,000	56,770
Hongkong Land Holdings Ltd.	101,200	326,876
Keppel Ltd.	241,100	1,150,381
Olam Group Ltd.	36,500	30,955
Oversea-Chinese Banking Corp. Ltd.	82,149	874,196
Seatrium Ltd. @*	297,440	302,704
United Overseas Bank Ltd.	62,600	1,446,355
UOL Group Ltd.	47,218	181,072
Wilmar International Ltd.	273,400	625,029
		5,561,047

Spain — 3.0%
Banco Bilbao Vizcaya Argentaria SA	91,765	919,075
Banco Bilbao Vizcaya Argentaria SA, ADR @	152,951	1,534,099
Banco de Sabadell SA	74,625	143,895
Banco Santander SA	1,654,430	7,672,835
Banco Santander SA, ADR	190,489	881,964
CaixaBank SA	350,839	1,857,239
Repsol SA @	211,452	3,336,809
Telefonica SA, ADR @	6,496	27,348
		16,373,264

Sweden — 2.4%
Billerud Aktiebolag	22,377	207,112
Boliden AB	34,071	1,090,053
Dometic Group AB ±	15,032	95,448
Essity AB, Class B	23,933	612,833
Getinge AB, Class B	7,190	122,140
Holmen AB, Class B @	8,941	351,938
Husqvarna AB, Class B @	42,676	342,004
Loomis AB	8,247	214,753
Millicom International Cellular SA, SDR*	20,565	500,592
Securitas AB, Class B @	59,785	593,394
Skandinaviska Enskilda Banken AB, Class A	140,768	2,078,516
Skanska AB, Class B	29,166	525,038
SKF AB, Class A	839	16,980
SKF AB, Class B	64,782	1,300,652
SSAB AB, Class A	29,362	161,894
SSAB AB, Class B	84,454	458,644
Svenska Cellulosa AB SCA, Class A	244	3,619
Svenska Cellulosa AB SCA, Class B @	25,812	381,250
Svenska Handelsbanken AB, Class A	54,423	518,351
Svenska Handelsbanken AB, Class B @	1,918	22,150
Swedbank AB, Class A	38,879	800,029
Telefonaktiebolaget LM Ericsson, Class B	172,241	1,069,295
Telia Co. AB	286,364	768,122
Trelleborg AB, Class B	10,544	410,260
Volvo AB, Class B	7,971	203,881
Volvo Car AB, Class B @*	39,107	120,966
		12,969,914
The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Switzerland — 10.2%
Alcon, Inc. µ	30,384	$2,712,900
Alcon, Inc.	1,965	175,042
Baloise Holding AG @	4,379	771,059
Banque Cantonale Vaudoise @	1,642	174,261
Barry Callebaut AG @	172	280,269
Cie Financiere Richemont SA, Class A	33,824	5,280,000
DSM-Firmenich AG	9,968	1,127,305
Holcim AG	52,368	4,640,815
Julius Baer Group Ltd. @	29,463	1,646,216
Lonza Group AG	4,850	2,647,270
Novartis AG	110,367	11,813,673
Sandoz Group AG	24,470	886,253
Sandoz Group AG, ADR @	572	20,706
Schindler Holding AG	196	48,866
SIG Group AG @	18,684	342,091
Swatch Group AG (The) µ	6,226	254,321
Swatch Group AG (The) @µ	1,459	298,880
Swiss Life Holding AG	4,035	2,966,800
Swiss Prime Site AG @	1,574	149,262
Swiss Re AG	24,442	3,033,316
Swisscom AG	4,128	2,322,560
UBS Group AG	208,557	6,139,833
Zurich Insurance Group AG	15,364	8,192,879
		55,924,577

United Kingdom — 12.7%
Anglo American PLC	57,451	1,817,047
Barclays PLC, ADR	305,131	3,267,953
Barratt Developments PLC	47,310	282,397
BP PLC	299,981	1,801,986
BP PLC, ADR	90,122	3,253,404
British American Tobacco PLC	112,193	3,446,302
BT Group PLC @	1,231,112	2,184,194
Centrica PLC	51,522	87,859
DCC PLC	2,839	198,818
DS Smith PLC	173,685	924,327
Endeavour Mining PLC @	6,153	129,982
Flutter Entertainment PLC, Class DI*	3,025	551,639
Glencore PLC	465,148	2,652,438
HSBC Holdings PLC	18,452	159,521
HSBC Holdings PLC, ADR @	188,706	8,208,711
Investec PLC	25,929	187,975
J Sainsbury PLC	242,304	781,056
Kingfisher PLC	299,798	942,888
Lloyds Banking Group PLC	5,403,458	3,739,020
Lloyds Banking Group PLC, ADR @	217,015	592,451
Marks & Spencer Group PLC	24,148	87,455
Natwest Group PLC	271,946	1,071,865
Natwest Group PLC, ADR @	116,916	938,835
Shell PLC, ADR	354,216	25,567,311
Standard Chartered PLC	184,890	1,673,431
Taylor Wimpey PLC	177,236	318,478
Tesco PLC	378,871	1,465,528
Vodafone Group PLC	3,200,769	2,822,553
Whitbread PLC	4,742	178,332
		69,333,756

United States — 0.3%
CRH PLC	17,172	1,287,556
Newmont Corp., CDI	3,165	134,009
		1,421,565
TOTAL COMMON STOCKS (Identified Cost $420,820,452)		535,499,345

PREFERRED STOCKS — 0.7%
Germany — 0.7%
Bayerische Motoren Werke AG, 7.301%	7,858	693,860
Henkel AG & Co. KGaA, 2.236%	8,968	799,269
Porsche Automobil Holding SE, 6.084%	11,784	532,694
Volkswagen AG, 8.604%	16,537	1,866,666
		3,892,489
TOTAL PREFERRED STOCKS (Identified Cost $5,453,083)		3,892,489

SHORT-TERM INVESTMENTS — 7.1%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 5.000%	1,524,113	1,524,113

Collateral For Securities On Loan — 6.8%
State Street Navigator Securities Lending Government Money Market Portfolio 5.330%	36,936,164	36,936,164

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $38,460,277)		38,460,277

Total Investments — 105.9%
(Identified Cost $464,733,812)		577,852,111
Liabilities in excess of Cash and Other Assets — (5.9%)		(32,362,327)
Net Assets — 100.0%		$545,489,784

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

†	See Note 1
@	A portion or all of the security was held on loan. As of June 30, 2024, the fair value of the securities on loan was $67,576,925.
*	Non-income producing security
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2024 amounted to $3,397,356 or 0.62% of the net assets of the Fund.
¥	Traded on the Canada, Toronto Stock Exchange.
=	Traded on the France, Euronext Paris Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:

ADR — American Depository Receipt

CDI — CHESS Depositary Interest

SDR — Swedish Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024

	SHARES	VALUE†

MUTUAL FUNDS — 100.1%
Others — 100.1%
DFA International Small Company Portfolio £	12,684,906	$250,019,496

TOTAL MUTUAL FUNDS
(Identified Cost $129,976,570)		250,019,496

Total Investments — 100.1%
(Identified Cost $129,976,570)		250,019,496
Liabilities in excess of Cash and Other Assets — (0.1%)		(153,219)
Net Assets — 100.0%		$249,866,277

†	See Note 1
£	The Fund invests a substantial amount of its assets in the DFA International Small Company Portfolio. Financial statements and other information about the DFA International Small Company Portfolio, including its portfolio holdings, are available at https://www.dimensional.com.

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024

	SHARES	VALUE†

COMMON STOCKS — 98.5%
Belgium — 0.0%
Titan Cement International SA	2,956	$92,598

Brazil — 2.8%
Anima Holding SA*	24,000	13,524
Atacadao SA*	28,162	45,441
Banco Bradesco SA	70,133	140,389
Banco Bradesco SA, ADR	136,380	305,491
Banco do Brasil SA	102,996	492,124
Banco Santander Brasil SA	12,730	62,533
BrasilAgro - Co. Brasileira de Propriedades Agricolas	4,700	21,557
BRF SA*	22,992	93,241
C&A Modas SA*	15,100	25,229
Camil Alimentos SA	8,900	13,135
Cia Siderurgica Nacional SA	34,656	80,036
Cia Siderurgica Nacional SA, ADR	17,252	39,680
Cogna Educacao SA*	137,975	43,687
Cosan SA	19,100	46,263
Cyrela Brazil Realty SA Empreendimentos e Participacoes	27,874	93,992
Dexco SA	34,954	41,019
Diagnosticos da America SA*	3,900	1,933
Gerdau SA, ADR	103,904	342,883
Grupo Casas Bahia SA*	5,728	5,584
Grupo De Moda Soma SA*	12,400	13,620
Grupo SBF SA	13,400	28,765
Hapvida Participacoes e Investimentos SA*±	242,052	165,839
Iochpe Maxion SA	12,197	25,659
IRB Brasil Resseguros SA*	4,222	23,866
Jalles Machado SA	15,681	19,047
JBS SA*	49,772	287,319
JHSF Participacoes SA	40,831	28,851
Lojas Renner SA	39,789	88,830
LWSA SA*±	35,208	25,508
Movida Participacoes SA*	18,600	20,097
Natura & Co. Holding SA	62,208	172,933
Petroleo Brasileiro SA	342,073	2,470,959
Petroreconcavo SA	10,435	34,609
Suzano SA	8,232	83,953
Tupy SA	3,847	16,262
Vale SA	20,412	227,194
Vale SA, ADR	15,356	171,527
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	8,400	22,870
		5,835,449

British Virgin Islands — 0.0%
AsiaInfo Technologies Ltd. ±	13,200	11,866

Canada — 0.0%
China Gold International Resources Corp. Ltd.*	3,700	23,738

Cayman Islands — 0.0%
Baozun, Inc., Class A*	4,600	3,593
Edvantage Group Holdings Ltd.	32,244	9,332
Fulgent Sun International Holding Co. Ltd.	8,000	30,331
Gourmet Master Co. Ltd.	5,000	13,270
		56,526

Chile — 0.5%
CAP SA*	4,662	29,280
Cencosud SA	18,885	35,621
Cia Sud Americana de Vapores SA	664,643	42,207
Empresa Nacional de Telecomunicaciones SA	13,467	39,855
Empresas CMPC SA	85,818	161,413
Empresas Copec SA	28,747	221,471
Enel Americas SA	983,394	91,542
Falabella SA*	38,983	120,174
Grupo Security SA	48,193	13,502
Inversiones Aguas Metropolitanas SA	51,819	38,517
PAZ Corp. SA	9,073	5,881
Ripley Corp. SA*	81,141	22,160
Salfacorp SA	43,853	25,630
Sigdo Koppers SA	27,803	35,235
SMU SA	215,040	37,704
Sociedad Matriz SAAM SA	298,644	31,418
SONDA SA	83,103	37,001
Vina Concha y Toro SA	23,908	27,939
		1,016,550

China — 24.8%
360 Security Technology, Inc., Class A	20,500	21,668
361 Degrees International Ltd.	71,000	36,641
3SBio, Inc.*±	106,000	87,417
A-Living Smart City Services Co. Ltd. @±	52,500	18,824
AAC Technologies Holdings, Inc.	60,500	237,846
Advanced Technology & Materials Co. Ltd., Class A	13,900	15,170
Agricultural Bank of China Ltd., Class H	1,776,000	759,611
Alibaba Group Holding Ltd.	453,000	4,089,678
Alibaba Group Holding Ltd., ADR	550	39,600
Aluminum Corp. of China Ltd., Class H	216,000	147,429
Angang Steel Co. Ltd., Class H*	142,999	22,341
Anhui Conch Cement Co. Ltd., Class H	97,500	232,231
Anhui Guangxin Agrochemical Co. Ltd., Class A	4,312	7,198
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A	12,600	20,705
Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	6,500	3,730
Anhui Jinhe Industrial Co. Ltd., Class A	5,000	13,687
Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	13,800	12,516
Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,300	22,404
Anjoy Foods Group Co. Ltd., Class A	2,200	22,499

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
Asia - Potash International Investment Guangzhou Co. Ltd., Class A*	4,400	$9,786
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,200	19,923
Avary Holding Shenzhen Co. Ltd., Class A	6,900	37,757
AviChina Industry & Technology Co. Ltd., Class H	254,000	114,168
BAIC Motor Corp. Ltd., Class H ±	145,000	37,136
Baidu, Inc., ADR*@	11,412	986,910
Baidu, Inc., Class A*	6,850	74,780
Bank of Beijing Co. Ltd., Class A	98,400	79,088
Bank of Changsha Co. Ltd., Class A	25,500	28,707
Bank of Chengdu Co. Ltd., Class A	26,000	54,354
Bank of China Ltd., Class H	5,337,902	2,631,680
Bank of Chongqing Co. Ltd., Class H @	46,500	30,011
Bank of Communications Co. Ltd., Class H	529,400	415,572
Bank of Guiyang Co. Ltd., Class A	22,500	16,319
Bank of Hangzhou Co. Ltd., Class A	32,101	57,654
Bank of Jiangsu Co. Ltd., Class A	80,100	81,907
Bank of Nanjing Co. Ltd., Class A	61,300	87,655
Bank of Ningbo Co. Ltd., Class A	38,780	117,738
Bank of Shanghai Co. Ltd., Class A	68,500	68,443
Bank of Suzhou Co. Ltd., Class A	22,220	22,935
Baoshan Iron & Steel Co. Ltd., Class A	100,300	91,796
BBMG Corp., Class H @	184,000	13,195
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	48,000	17,704
Beijing Easpring Material Technology Co. Ltd., Class A	2,700	12,749
Beijing Enterprises Holdings Ltd.	46,000	154,334
Beijing Enterprises Water Group Ltd. @	448,000	137,686
Beijing GeoEnviron Engineering & Technology, Inc., Class A	11,232	9,708
Beijing Haixin Energy Technology Co. Ltd., Class A*	35,800	8,869
Beijing Jetsen Technology Co. Ltd., Class A*	28,600	14,603
Beijing Jingyuntong Technology Co. Ltd., Class A*	22,000	7,660
Beijing New Building Materials PLC, Class A	5,600	22,859
Beijing Orient National Communication Science & Technology Co. Ltd., Class A*	8,200	6,907
Beijing Originwater Technology Co. Ltd., Class A	5,558	3,205
Beijing Shougang Co. Ltd., Class A*	27,500	10,294
Beijing Sinnet Technology Co. Ltd., Class A	15,900	18,491
Beijing SL Pharmaceutical Co. Ltd., Class A*	8,900	9,027
Beijing Yanjing Brewery Co. Ltd., Class A	9,600	11,666
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	108,000	79,818
Beiqi Foton Motor Co. Ltd., Class A*	66,600	20,623
BGI Genomics Co. Ltd., Class A*	1,800	8,673
BOC International China Co. Ltd., Class A	14,300	17,870
BOE Technology Group Co. Ltd., Class A	220,300	124,005
Bohai Leasing Co. Ltd., Class A*	64,900	22,776
Bright Dairy & Food Co. Ltd., Class A	7,700	8,234
Brilliance China Automotive Holdings Ltd.	178,000	187,139
BTG Hotels Group Co. Ltd., Class A	5,700	9,688
BYD Electronic International Co. Ltd.	14,000	69,919
C C Land Holdings Ltd. @*	106,500	16,502
C&D International Investment Group Ltd. @	40,795	75,853
Caitong Securities Co. Ltd., Class A	15,470	14,073
Canmax Technologies Co. Ltd., Class A	4,800	11,349
CECEP Solar Energy Co. Ltd., Class A*	30,100	19,511
CECEP Wind-Power Corp., Class A	49,010	20,168
CGN New Energy Holdings Co. Ltd. @	130,000	42,451
Changchun High-Tech Industry Group Co. Ltd., Class A	2,500	31,575
Changjiang Securities Co. Ltd., Class A	39,900	26,523
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	4,900	14,600
Chengdu Wintrue Holding Co. Ltd., Class A	8,900	8,733
Chengxin Lithium Group Co. Ltd., Class A	5,600	10,343
China Baoan Group Co. Ltd., Class A	9,000	10,652
China BlueChemical Ltd., Class H	58,000	16,489
China Bohai Bank Co. Ltd., Class H*@±	141,000	17,153
China CAMC Engineering Co. Ltd., Class A	20,600	19,732
China Cinda Asset Management Co. Ltd., Class H @	281,000	23,390
China Citic Bank Corp. Ltd., Class H*	613,000	393,278
China Coal Energy Co. Ltd., Class H*	181,000	211,386
China Communication Services Corp. Ltd., Class H	231,600	124,860
China Construction Bank Corp., Class H	7,352,810	5,432,891
China Development Bank Financial Leasing Co. Ltd., Class H ±	128,000	21,964
China Education Group Holdings Ltd.	31,107	17,965
China Energy Engineering Corp. Ltd., Class A*	88,674	25,872
China Energy Engineering Corp. Ltd., Class H @*	152,000	16,740
China Everbright Bank Co. Ltd., Class H*	241,000	74,994
China Feihe Ltd. ±	243,000	112,335
China Foods Ltd.	86,000	31,387
China Galaxy Securities Co. Ltd., Class H	106,500	55,780
China Gas Holdings Ltd.	228,400	204,737
China Great Wall Securities Co. Ltd., Class A	8,500	7,838

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
China Greatwall Technology Group Co. Ltd., Class A	15,387	$18,530
China Hongqiao Group Ltd. @	189,000	286,076
China Huiyuan Juice Group Ltd.*§	84,500	—
China International Marine Containers Group Co. Ltd., Class H	74,460	67,127
China Jushi Co. Ltd., Class A	22,631	34,417
China Lesso Group Holdings Ltd.	100,000	39,954
China Lilang Ltd.	31,000	18,340
China Medical System Holdings Ltd.	97,000	82,230
China Meheco Group Co. Ltd., Class A	13,860	19,304
China Meidong Auto Holdings Ltd. @	22,000	5,916
China Mengniu Dairy Co. Ltd.	16,000	28,685
China Merchants Bank Co. Ltd., Class H	173,000	785,352
China Merchants Energy Shipping Co. Ltd., Class A*	27,400	31,865
China Merchants Port Holdings Co. Ltd.	99,712	148,373
China Merchants Property Operation & Service Co. Ltd., Class A	5,000	6,895
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A*	22,000	26,614
China Minsheng Banking Corp. Ltd., Class H	395,880	136,877
China National Accord Medicines Corp. Ltd., Class A	6,760	29,985
China National Building Material Co. Ltd., Class H @	396,850	142,294
China National Chemical Engineering Co. Ltd., Class A*	38,700	43,887
China National Nuclear Power Co. Ltd., Class A	101,100	148,324
China New Higher Education Group Ltd. ±	74,000	19,142
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A*	15,100	10,557
China Nonferrous Mining Corp. Ltd.	70,000	61,045
China Oilfield Services Ltd., Class H	102,000	97,963
China Overseas Grand Oceans Group Ltd.	141,402	35,491
China Overseas Land & Investment Ltd.	236,000	409,197
China Pacific Insurance Group Co. Ltd., Class H	100,600	245,540
China Petroleum & Chemical Corp., Class H	1,946,400	1,261,201
China Railway Group Ltd., Class H	291,000	160,610
China Railway Hi-tech Industry Co. Ltd., Class A	10,600	10,679
China Railway Signal & Communication Corp. Ltd., Class H ±	149,000	64,110
China Renaissance Holdings Ltd.*@±§	11,300	—
China Resources Building Materials Technology Holdings Ltd.	238,000	42,059
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	6,300	16,977
China Resources Gas Group Ltd.	24,000	84,056
China Resources Land Ltd.	302,000	1,026,770
China Resources Medical Holdings Co. Ltd. @	71,500	32,321
China Resources Pharmaceutical Group Ltd. ±	134,500	99,725
China Risun Group Ltd. @	58,000	22,133
China Shanshui Cement Group Ltd.*	53,000	4,072
China Shenhua Energy Co. Ltd., Class H	149,000	685,941
China Shineway Pharmaceutical Group Ltd.	36,000	35,451
China South Publishing & Media Group Co. Ltd., Class A	11,600	19,828
China State Construction Engineering Corp. Ltd., Class A	191,200	139,728
China State Construction International Holdings Ltd.	50,000	68,254
China Sunshine Paper Holdings Co. Ltd.*	26,000	7,258
China Tianrui Group Cement Co. Ltd.*<>	11,000	68
China Tower Corp. Ltd., Class H ±	3,648,000	471,822
China Traditional Chinese Medicine Holdings Co. Ltd.*	260,000	120,860
China TransInfo Technology Co. Ltd., Class A	6,900	8,613
China Travel International Investment Hong Kong Ltd. @	180,000	26,738
China Vanke Co. Ltd., Class H @	133,972	79,775
China Yongda Automobiles Services Holdings Ltd. @	84,000	18,502
China Zhenhua Group Science & Technology Co. Ltd., Class A	3,700	21,148
China Zheshang Bank Co. Ltd., Class H	124,800	33,401
Chinasoft International Ltd.	78,000	41,052
Chinese Universe Publishing and Media Group Co. Ltd., Class A	9,200	18,790
Chlitina Holding Ltd.	3,090	15,287
Chongqing Changan Automobile Co. Ltd., Class A	40,430	74,728
Chongqing Department Store Co. Ltd., Class A	2,400	7,386
Chongqing Rural Commercial Bank Co. Ltd., Class H	226,000	110,843
Chongqing Sanfeng Environment Group Corp. Ltd., Class A	10,300	12,035
CIMC Enric Holdings Ltd.	74,000	74,578
CITIC Ltd.	356,000	323,676
CITIC Securities Co. Ltd., Class H	16,450	24,225
CMOC Group Ltd., Class H	27,000	24,687
CNGR Advanced Material Co. Ltd., Class A	2,520	10,748
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	21,460	9,687

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
CNOOC Energy Technology & Services Ltd., Class A	62,100	$35,212
CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	13,650	12,887
COFCO Biotechnology Co. Ltd., Class A	15,100	10,453
COFCO Joycome Foods Ltd.*@	66,000	14,030
COFCO Sugar Holding Co. Ltd., Class A	15,600	20,589
Concord New Energy Group Ltd.	420,000	32,270
Consun Pharmaceutical Group Ltd.	23,000	16,376
COSCO Shipping Development Co. Ltd., Class H	324,200	46,913
COSCO Shipping Energy Transportation Co. Ltd., Class H @	74,000	96,089
COSCO Shipping Holdings Co. Ltd., Class H	244,199	427,166
COSCO SHIPPING International Hong Kong Co. Ltd.	34,000	16,588
COSCO SHIPPING Ports Ltd. @	162,485	112,151
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A*	24,600	20,720
CPMC Holdings Ltd.	53,000	47,034
CRRC Corp. Ltd., Class H	177,000	114,237
CSG Holding Co. Ltd., Class A	19,500	13,526
CSSC Hong Kong Shipping Co. Ltd.	70,000	14,163
CTS International Logistics Corp. Ltd., Class A	11,000	8,735
Daan Gene Co. Ltd., Class A	9,400	6,468
Daqin Railway Co. Ltd., Class A	85,800	84,548
DHC Software Co. Ltd., Class A	28,100	17,480
Dian Diagnostics Group Co. Ltd., Class A	4,800	7,927
Digital China Group Co. Ltd., Class A	6,900	21,737
Digital China Holdings Ltd.	62,000	26,518
Dongfang Electric Corp. Ltd., Class H @	21,000	33,453
Dongxing Securities Co. Ltd., Class A	12,000	13,146
Dongyue Group Ltd. @	104,000	113,069
E-Commodities Holdings Ltd.	94,000	17,695
Easyhome New Retail Group Co. Ltd., Class A*	51,400	17,190
EEKA Fashion Holdings Ltd.	8,000	11,105
Essex Bio-technology Ltd.	37,000	11,466
Fangda Carbon New Material Co. Ltd., Class A*	15,700	9,313
Fangda Special Steel Technology Co. Ltd., Class A	19,000	9,780
Far East Horizon Ltd. @	187,000	121,649
FAW Jiefang Group Co. Ltd., Class A	24,100	25,971
Fiberhome Telecommunication Technologies Co. Ltd., Class A	5,800	12,692
FIH Mobile Ltd.*@	45,000	5,071
FinVolution Group, ADR	11,439	54,564
Fosun International Ltd.	195,500	105,147
Founder Securities Co. Ltd., Class A	23,800	25,320
Fufeng Group Ltd. @	153,000	104,037
Fujian Funeng Co. Ltd., Class A	18,330	29,415
Gansu Shangfeng Cement Co. Ltd., Class A	6,240	5,256
GCL Energy Technology Co. Ltd., Class A	4,200	4,601
GCL Technology Holdings Ltd. @*	395,000	58,676
GDS Holdings Ltd., Class A*@	72,300	86,382
Geely Automobile Holdings Ltd.	455,000	512,156
GEM Co. Ltd., Class A	33,500	29,369
Gemdale Corp., Class A	19,200	8,984
Genertec Universal Medical Group Co. Ltd. ±	75,500	41,090
GF Securities Co. Ltd., Class H	64,200	53,191
Giant Network Group Co. Ltd., Class A	9,400	12,212
GoerTek, Inc., Class A	18,300	49,137
Goldwind Science & Technology Co. Ltd., Class H @	47,800	19,465
Gotion High-tech Co. Ltd., Class A	5,100	13,441
Grand Pharmaceutical Group Ltd.	88,500	52,698
Grandjoy Holdings Group Co. Ltd., Class A*	30,000	9,661
Greatview Aseptic Packaging Co. Ltd.*	88,000	26,933
Gree Electric Appliances, Inc. of Zhuhai, Class A	7,200	38,863
Greentown China Holdings Ltd.	78,500	61,722
Greentown Service Group Co. Ltd. @	102,000	44,018
GRG Banking Equipment Co. Ltd., Class A	12,500	17,995
Guangdong Construction Engineering Group Co. Ltd., Class A	42,300	19,910
Guangdong HEC Technology Holding Co. Ltd., Class A	11,800	11,433
Guangdong Provincial Expressway Development Co. Ltd., Class A	12,700	18,195
Guangdong Tapai Group Co. Ltd., Class A	9,300	9,356
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	4,200	8,133
Guanghui Energy Co. Ltd., Class A	48,700	44,906
Guangshen Railway Co. Ltd., Class H	82,000	22,261
Guangxi Liugong Machinery Co. Ltd., Class A	14,900	22,947
Guangzhou Automobile Group Co. Ltd., Class H	188,000	66,446
Guangzhou Baiyun International Airport Co. Ltd., Class A*	8,300	10,829
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	16,000	42,310
Guangzhou Haige Communications Group, Inc. Co., Class A	22,300	31,796
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	18,042	12,316
Guizhou Panjiang Refined Coal Co. Ltd., Class A	9,269	7,667
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	32,400	14,760
Guosen Securities Co. Ltd., Class A	22,400	26,790

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
Guosheng Financial Holding, Inc., Class A*	14,131	$16,472
Haier Smart Home Co. Ltd., Class A	20,500	80,070
Hainan Meilan International Airport Co. Ltd., Class H*@	23,000	22,649
Haitian International Holdings Ltd.	44,000	125,086
Haitong Securities Co. Ltd., Class H	169,600	78,838
Han’s Laser Technology Industry Group Co. Ltd., Class A	8,900	25,477
Hang Zhou Great Star Industrial Co. Ltd., Class A	4,400	14,957
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	22,900	22,881
Hangzhou Robam Appliances Co. Ltd., Class A	2,900	8,820
Harbin Electric Co. Ltd., Class H @	74,000	23,027
Health & Happiness H&H International Holdings Ltd.	18,500	21,179
Hello Group, Inc., ADR	12,302	75,288
Henan Mingtai Al Industrial Co. Ltd., Class A	8,400	13,364
Hengan International Group Co. Ltd.	31,500	96,004
Hengli Petrochemical Co. Ltd., Class A	35,500	68,156
Hengtong Optic-electric Co. Ltd., Class A	9,680	21,009
Hengyi Petrochemical Co. Ltd., Class A	25,000	24,394
Hesteel Co. Ltd., Class A	65,500	17,488
Hopson Development Holdings Ltd.*@	101,900	46,715
Horizon Construction Development Ltd.*@	41,554	7,982
Hoshine Silicon Industry Co. Ltd., Class A*	4,200	27,000
Hoyuan Green Energy Co. Ltd., Class A	3,300	7,762
Hua Han Health Industry Holdings Ltd.*§	504,000	—
Hua Hong Semiconductor Ltd. @±	41,000	115,770
Huafon Chemical Co. Ltd., Class A*	27,754	27,387
Huaibei Mining Holdings Co. Ltd., Class A	10,400	23,960
Huapont Life Sciences Co. Ltd., Class A	27,600	14,434
Huatai Securities Co. Ltd., Class H ±	58,600	64,761
Huaxi Securities Co. Ltd., Class A	12,600	11,428
Huaxia Bank Co. Ltd., Class A	43,300	38,139
Huaxin Cement Co. Ltd., Class A	7,000	13,247
Huaxin Cement Co. Ltd., Class H	17,700	17,090
Huayu Automotive Systems Co. Ltd., Class A	17,500	39,451
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,400	19,202
Hubei Xingfa Chemicals Group Co. Ltd., Class A	9,400	24,684
Hubei Yihua Chemical Industry Co. Ltd., Class A	12,200	20,014
Humanwell Healthcare Group Co. Ltd., Class A	9,700	22,922
Hunan Valin Steel Co. Ltd., Class A	47,300	28,838
Hytera Communications Corp. Ltd., Class A*	23,400	13,107
Industrial & Commercial Bank of China Ltd., Class H	4,319,000	2,566,274
Industrial Bank Co. Ltd., Class A*	113,600	275,477
Industrial Securities Co. Ltd., Class A	52,910	36,846
Infore Environment Technology Group Co. Ltd., Class A	12,400	7,219
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	169,960	32,747
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	12,000	34,847
Inner Mongolia ERDOS Resources Co. Ltd., Class A	11,760	16,055
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	55,300	28,084
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	34,700	33,000
Intco Medical Technology Co. Ltd., Class A	5,700	21,032
IRICO Display Devices Co. Ltd., Class A*	22,000	20,619
JA Solar Technology Co. Ltd., Class A	14,800	22,813
JCET Group Co. Ltd., Class A	12,895	56,275
JD Logistics, Inc.*±	80,200	86,064
JD.com, Inc., Class A	66,900	884,969
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	22,220	23,150
Jiangsu Eastern Shenghong Co. Ltd., Class A	24,600	26,983
Jiangsu Guotai International Group Co. Ltd., Class A	10,400	9,747
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	34,700	18,004
Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A*	4,320	13,461
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	14,700	22,173
Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	11,200	13,904
Jiangsu Shagang Co. Ltd., Class A	38,000	19,716
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	10,800	7,372
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	27,840	15,403
Jiangsu Zhongtian Technology Co. Ltd., Class A	11,500	25,086
Jiangxi Copper Co. Ltd., Class H	70,000	139,658
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	7,300	13,463
JinkoSolar Holding Co. Ltd., ADR @	3,545	73,452
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	15,000	34,104

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
Jinneng Science&Technology Co. Ltd., Class A	10,600	$7,980
Jinxin Fertility Group Ltd. @±	24,000	8,544
Jizhong Energy Resources Co. Ltd., Class A	21,200	19,548
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	18,700	28,747
Jointown Pharmaceutical Group Co. Ltd., Class A	28,792	19,337
Ju Teng International Holdings Ltd.*	56,000	8,892
Kingboard Holdings Ltd.	71,500	168,288
Kingfa Sci & Tech Co. Ltd., Class A*	13,400	12,190
Kunlun Energy Co. Ltd.	354,000	367,189
Lao Feng Xiang Co. Ltd., Class A	2,700	21,623
LB Group Co. Ltd., Class A	11,200	28,624
Legend Holdings Corp., Class H ±	38,400	28,914
Lens Technology Co. Ltd., Class A	24,140	60,632
Leo Group Co. Ltd., Class A	48,000	9,447
Lepu Medical Technology Beijing Co. Ltd., Class A	14,700	30,023
LexinFintech Holdings Ltd., ADR @	4,235	6,988
Leyard Optoelectronic Co. Ltd., Class A	20,300	12,572
Lianhe Chemical Technology Co. Ltd., Class A	6,700	4,426
Lingyi iTech Guangdong Co., Class A	42,800	41,940
Livzon Pharmaceutical Group, Inc., Class H	6,800	22,379
Loncin Motor Co. Ltd., Class A	21,600	20,155
Longfor Group Holdings Ltd. @±	133,000	182,578
LONGi Green Energy Technology Co. Ltd., Class A*	24,500	47,273
Lonking Holdings Ltd.	158,000	29,540
Luenmei Quantum Co. Ltd., Class A	13,300	9,537
Luxi Chemical Group Co. Ltd., Class A	8,600	13,718
Luye Pharma Group Ltd.*@±	161,500	55,839
Maccura Biotechnology Co. Ltd., Class A*	3,800	5,952
Mango Excellent Media Co. Ltd., Class A	12,700	36,530
Maoyan Entertainment*±	21,200	21,854
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	29,300	15,243
Metallurgical Corp. of China Ltd., Class H	225,000	46,100
Ming Yang Smart Energy Group Ltd., Class A*	6,800	8,835
Mingfa Group International Co. Ltd.*	91,000	2,913
Minth Group Ltd.*	56,000	87,058
MLS Co. Ltd., Class A	20,000	22,185
MMG Ltd.*@	236,000	90,060
Morimatsu International Holdings Co. Ltd.*	10,000	6,659
Nanjing Iron & Steel Co. Ltd., Class A	36,600	25,085
Nanjing Tanker Corp., Class A*	42,600	21,048
Nanjing Xinjiekou Department Store Co. Ltd., Class A	6,900	4,739
NavInfo Co. Ltd., Class A*	10,200	8,732
NetDragon Websoft Holdings Ltd.	25,500	38,532
New China Life Insurance Co. Ltd., Class H	57,900	110,476
New Hope Liuhe Co. Ltd., Class A*	12,000	15,095
Newland Digital Technology Co. Ltd., Class A	10,000	19,144
Nexteer Automotive Group Ltd. @	69,000	31,102
Nine Dragons Paper Holdings Ltd.*	54,000	22,474
Ningbo Huaxiang Electronic Co. Ltd., Class A	8,950	15,939
Ningbo Joyson Electronic Corp., Class A	5,200	10,606
Ningbo Shanshan Co. Ltd., Class A	16,300	18,216
Ningbo Zhoushan Port Co. Ltd., Class A	33,200	15,535
Noah Holdings Ltd., ADR*	1,082	10,441
Northeast Securities Co. Ltd., Class A	8,500	6,528
Offshore Oil Engineering Co. Ltd., Class A	27,400	22,286
ORG Technology Co. Ltd., Class A	26,800	15,344
Orient Securities Co. Ltd., Class H @±	52,400	20,533
Oriental Energy Co. Ltd., Class A*	11,300	12,768
Oriental Pearl Group Co. Ltd., Class A	10,700	8,953
PAX Global Technology Ltd.	47,000	35,269
People’s Insurance Co. Group of China Ltd. (The), Class H*	305,000	104,673
PetroChina Co. Ltd., Class H	1,710,000	1,729,916
PICC Property & Casualty Co. Ltd., Class H*	314,000	390,035
Ping An Bank Co. Ltd., Class A	108,500	151,564
Ping An Insurance Group Co. of China Ltd., Class H	488,500	2,214,469
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	15,900	24,509
Poly Property Group Co. Ltd.*	200,431	37,986
Postal Savings Bank of China Co. Ltd., Class H @±	571,000	334,891
Power Construction Corp. of China Ltd., Class A	84,900	65,316
Q Technology Group Co. Ltd.*@	31,000	16,355
Qifu Technology, Inc., ADR	6,037	119,110
Qingdao Hanhe Cable Co. Ltd., Class A	35,800	16,210
Radiance Holdings Group Co. Ltd.*@	37,000	12,651
Redco Properties Group Ltd.*@±§	80,000	—
Renhe Pharmacy Co. Ltd., Class A*	19,700	15,996
Risen Energy Co. Ltd., Class A	6,400	10,658
SAIC Motor Corp. Ltd., Class A	29,700	56,653
Sanan Optoelectronics Co. Ltd., Class A	11,300	18,227
Sansteel Minguang Co. Ltd., Class A*	13,700	5,562
Sansure Biotech, Inc., Class A	3,333	8,064
Sany Heavy Equipment International Holdings Co. Ltd.	8,000	4,979
Sany Heavy Industry Co. Ltd., Class A	20,100	45,644

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
Satellite Chemical Co. Ltd., Class A	17,026	$42,131
Sealand Securities Co. Ltd., Class A	24,800	9,932
Seazen Holdings Co. Ltd., Class A*	13,800	16,846
SF Holding Co. Ltd., Class A	19,300	94,799
Shaanxi Coal Industry Co. Ltd., Class A	31,937	113,269
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A*	32,400	44,413
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,200	19,182
Shandong Chenming Paper Holdings Ltd., Class H*@	35,250	7,764
Shandong Hi-Speed Road & Bridge Co. Ltd., Class A*	20,600	14,828
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A*	2,700	14,184
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	6,010	22,035
Shandong Humon Smelting Co. Ltd., Class A	10,800	17,108
Shandong Linglong Tyre Co. Ltd., Class A	7,700	19,467
Shandong Nanshan Aluminum Co. Ltd., Class A	37,900	19,873
Shandong Publishing & Media Co. Ltd., Class A	13,000	21,148
Shandong Sun Paper Industry JSC Ltd., Class A	16,800	32,254
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	108,800	51,829
Shanghai AJ Group Co. Ltd., Class A*	16,900	8,769
Shanghai Construction Group Co. Ltd., Class A	55,900	16,541
Shanghai Electric Group Co. Ltd., Class H*	166,000	32,524
Shanghai Environment Group Co. Ltd., Class A	11,600	13,570
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H @	9,500	16,083
Shanghai Industrial Holdings Ltd.	45,000	67,191
Shanghai Jinjiang International Hotels Co. Ltd., Class A*	7,900	24,985
Shanghai Lingang Holdings Corp. Ltd., Class A*	8,760	10,983
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	13,500	16,387
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	7,100	11,247
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	49,000	73,666
Shanghai Pudong Development Bank Co. Ltd., Class A	118,900	134,674
Shanghai Putailai New Energy Technology Co. Ltd., Class A	8,900	17,307
Shanghai RAAS Blood Products Co. Ltd., Class A	37,200	40,036
Shanghai Tunnel Engineering Co. Ltd., Class A	25,600	23,007
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	18,000	12,758
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	7,800	19,838
Shanxi Coking Coal Energy Group Co. Ltd., Class A*	39,900	56,615
Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	16,700	20,570
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	26,900	67,120
Shanxi Meijin Energy Co. Ltd., Class A*	31,400	20,570
Shanxi Securities Co. Ltd., Class A	24,700	15,977
Shanxi Taigang Stainless Steel Co. Ltd., Class A*	34,300	15,956
Shenghe Resources Holding Co. Ltd., Class A	11,000	13,050
Shenwan Hongyuan Group Co. Ltd., Class H*±	43,200	8,187
Shenzhen Agricultural Products Group Co. Ltd., Class A	15,600	10,434
Shenzhen Airport Co. Ltd., Class A	16,200	14,247
Shenzhen Aisidi Co. Ltd., Class A	14,200	17,296
Shenzhen Huaqiang Industry Co. Ltd., Class A	5,900	7,227
Shenzhen International Holdings Ltd.	107,733	85,949
Shenzhen Investment Ltd.	323,060	38,474
Shenzhen Jinjia Group Co. Ltd., Class A	10,602	5,267
Shenzhen Kaifa Technology Co. Ltd., Class A	5,900	12,277
Shenzhen Kinwong Electronic Co. Ltd., Class A	5,800	25,384
Shenzhen MTC Co. Ltd., Class A	42,300	28,002
Shenzhen Neptunus Bioengineering Co. Ltd., Class A*	28,200	8,228
Shenzhen Overseas Chinese Town Co. Ltd., Class A*	43,200	12,129
Shenzhen Sunway Communication Co. Ltd., Class A	4,700	12,665
Shenzhen Tagen Group Co. Ltd., Class A	25,000	13,831
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	28,200	17,581
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	4,900	17,257
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A*	31,900	18,615
Shoucheng Holdings Ltd. @	58,400	10,096
Shougang Fushan Resources Group Ltd.	219,790	90,066
Shui On Land Ltd. @	280,000	23,665
Sichuan Changhong Electric Co. Ltd., Class A	31,500	19,465
Sichuan Development Lomon Co. Ltd., Class A	13,600	12,597
Sichuan Hebang Biotechnology Co. Ltd., Class A*	84,300	19,143

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	8,100	$33,811
Sichuan Road & Bridge Group Co. Ltd., Class A*	28,840	31,317
Sichuan Yahua Industrial Group Co. Ltd., Class A	8,400	10,312
Sinofert Holdings Ltd.	244,000	31,246
Sinoma International Engineering Co., Class A	14,600	24,233
Sinoma Science & Technology Co. Ltd., Class A	11,000	19,529
Sinomine Resource Group Co. Ltd., Class A	5,700	21,024
Sinopec Engineering Group Co. Ltd., Class H	111,000	76,757
Sinopec Kantons Holdings Ltd.	90,000	46,677
Sinopharm Group Co. Ltd., Class H	140,400	373,067
Sinotrans Ltd., Class H	145,000	70,559
Sinotruk Hong Kong Ltd.	49,000	127,378
Sinotruk Jinan Truck Co. Ltd., Class A	2,800	5,518
Skyworth Group Ltd.	133,484	52,648
SooChow Securities Co. Ltd., Class A	20,280	16,467
STO Express Co. Ltd., Class A	15,900	18,381
Sun Art Retail Group Ltd. @	172,500	32,914
Sun King Technology Group Ltd.*	54,000	7,883
Suning Universal Co. Ltd., Class A	32,100	7,422
Suzhou Anjie Technology Co. Ltd., Class A	10,500	22,312
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	10,800	30,768
Tangshan Jidong Cement Co. Ltd., Class A*	10,000	5,588
TangShan Port Group Co. Ltd., Class A	55,900	36,159
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	11,600	8,014
TBEA Co. Ltd., Class A	27,300	52,112
TCL Electronics Holdings Ltd.	99,667	80,662
TCL Technology Group Corp., Class A	78,540	46,696
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A*	16,000	19,047
Tian Di Science & Technology Co. Ltd., Class A	40,500	38,404
Tiangong International Co. Ltd.	100,000	23,306
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	30,700	12,887
Tianma Microelectronics Co. Ltd., Class A*	15,500	15,530
Tianneng Power International Ltd. @	74,000	53,161
Tianshan Aluminum Group Co. Ltd., Class A	18,200	20,314
TianShan Material Co. Ltd., Class A	4,500	3,344
Tianshui Huatian Technology Co. Ltd., Class A	35,100	39,370
Titan Wind Energy Suzhou Co. Ltd., Class A*	8,800	10,827
Tofflon Science & Technology Group Co. Ltd., Class A*	3,500	5,727
Tomson Group Ltd.	1,358	337
Tong Ren Tang Technologies Co. Ltd., Class H	41,000	26,462
TongFu Microelectronics Co. Ltd., Class A	10,100	31,123
Tongkun Group Co. Ltd., Class A*	11,100	24,381
Tongling Nonferrous Metals Group Co. Ltd., Class A	49,000	24,345
Tongyu Heavy Industry Co. Ltd., Class A	40,800	9,658
Topsec Technologies Group, Inc., Class A*	7,000	4,692
Transfar Zhilian Co. Ltd., Class A	27,553	14,561
Trina Solar Co. Ltd., Class A	13,541	31,532
Trip.com Group Ltd., ADR*	13,393	629,471
Unisplendour Corp. Ltd., Class A	13,940	42,879
Venustech Group, Inc., Class A*	6,700	15,915
Vipshop Holdings Ltd., ADR	18,775	244,450
Wangsu Science & Technology Co. Ltd., Class A	20,900	22,723
Wanxiang Qianchao Co. Ltd., Class A	42,900	26,333
Wasion Holdings Ltd.	48,000	42,044
Wasu Media Holding Co. Ltd., Class A	20,700	17,891
Weibo Corp., ADR	2,074	15,928
Weichai Power Co. Ltd., Class H	112,000	214,274
Wellhope Foods Co. Ltd., Class A*	7,700	6,931
West China Cement Ltd. @	198,000	26,116
Western Securities Co. Ltd., Class A	22,600	19,253
Wharf Holdings Ltd. (The)	70,000	196,759
Wingtech Technology Co. Ltd., Class A*	3,900	15,163
Wolong Electric Group Co. Ltd., Class A	11,600	19,397
Wuchan Zhongda Group Co. Ltd., Class A	29,100	17,381
Wushang Group Co. Ltd., Class A*	12,600	11,566
Wuxi Biologics Cayman, Inc.*±	7,000	10,344
XCMG Construction Machinery Co. Ltd., Class A*	47,400	46,643
Xi’An Shaangu Power Co. Ltd., Class A	19,200	21,192
Xiamen Bank Co. Ltd., Class A	14,900	10,930
Xiamen C & D, Inc., Class A	17,600	21,630
Xiamen ITG Group Corp. Ltd., Class A	17,300	17,071
Xiamen Tungsten Co. Ltd., Class A	7,300	17,331
Xiamen Xiangyu Co. Ltd., Class A	22,200	20,776
Xiaomi Corp., Class B*±	391,800	826,844
Xinfengming Group Co. Ltd., Class A	4,000	8,582
Xingda International Holdings Ltd.	81,992	13,754
Xinhua Winshare Publishing and Media Co. Ltd., Class H	36,000	44,810
Xinte Energy Co. Ltd., Class H*@	22,800	23,649
Xinxing Ductile Iron Pipes Co. Ltd., Class A	18,100	8,669
Xinyi Energy Holdings Ltd. @	207,138	26,791
Xinyi Solar Holdings Ltd.	182,000	91,594
Xinyu Iron & Steel Co. Ltd., Class A*	27,300	12,474
XPeng, Inc., Class A*@	4,100	15,515
Xtep International Holdings Ltd.	52,500	32,337

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
Xuji Electric Co. Ltd., Class A	3,400	$16,101
Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,700	10,872
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	7,300	35,244
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H*@±	25,600	30,816
Yiren Digital Ltd., ADR*@	4,574	20,720
Yixintang Pharmaceutical Group Co. Ltd., Class A	2,800	5,815
Yonfer Agricultural Technology Co. Ltd., Class A	6,900	11,272
YongXing Special Materials Technology Co. Ltd., Class A	2,400	11,818
Youngor Fashion Co. Ltd., Class A	11,500	11,269
YTO Express Group Co. Ltd., Class A	12,500	26,923
Yunda Holding Co. Ltd., Class A	16,500	17,576
Yunnan Aluminium Co. Ltd., Class A	18,200	33,840
Yunnan Baiyao Group Co. Ltd., Class A	1,960	13,798
Yunnan Copper Co. Ltd., Class A	8,100	13,890
Yunnan Energy New Material Co. Ltd., Class A	5,200	22,651
Yunnan Tin Co. Ltd., Class A	14,600	31,125
Zhefu Holding Group Co. Ltd., Class A	16,400	6,297
Zhejiang Century Huatong Group Co. Ltd., Class A*	39,280	18,542
Zhejiang China Commodities City Group Co. Ltd., Class A	30,700	31,350
Zhejiang Chint Electrics Co. Ltd., Class A	13,100	34,363
Zhejiang Crystal-Optech Co. Ltd., Class A	12,400	28,978
Zhejiang Dahua Technology Co. Ltd., Class A	19,700	41,916
Zhejiang Hailiang Co. Ltd., Class A	19,700	21,636
Zhejiang Huace Film & Television Co. Ltd., Class A	30,500	25,773
Zhejiang Huayou Cobalt Co. Ltd., Class A	7,300	22,233
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	9,000	8,844
Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	4,400	14,128
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	10,800	20,393
Zhejiang Longsheng Group Co. Ltd., Class A	19,300	22,817
Zhejiang Medicine Co. Ltd., Class A	10,400	15,716
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	17,420	8,007
Zhejiang Runtu Co. Ltd., Class A	19,400	14,498
Zhejiang Semir Garment Co. Ltd., Class A	21,700	17,352
Zhejiang Wanliyang Co. Ltd., Class A	11,400	7,688
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	14,980	15,668
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	21,400	29,322
Zhongjin Gold Corp. Ltd., Class A	20,800	42,367
Zhongshan Broad Ocean Motor Co. Ltd., Class A	22,200	14,452
Zhongsheng Group Holdings Ltd.	62,500	91,400
Zhou Hei Ya International Holdings Co. Ltd. @±	54,000	11,963
Zhuhai Huafa Properties Co. Ltd., Class A*	11,600	10,377
Zhuzhou CRRC Times Electric Co. Ltd., Class H*	23,200	91,504
Zhuzhou Kibing Group Co. Ltd., Class A	10,500	9,321
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	85,800	55,486
		51,582,182

Colombia — 0.1%
Cementos Argos SA	7,042	14,132
CEMEX Latam Holdings SA*§	13,000	13,148
Corp. Financiera Colombiana SA	15,314	52,611
Grupo Argos SA	22,537	91,652
		171,543

Cyprus — 0.0%
ASBISc Enterprises PLC	4,097	25,443

Czech Republic — 0.1%
Komercni Banka AS	5,768	192,954

Greece — 0.4%
Alpha Services & Holdings SA*	139,014	226,814
Bank of Greece	859	12,190
Eurobank Ergasias Services & Holdings SA, Class A*	46,129	99,841
Fourlis Holdings SA	3,046	12,657
Helleniq Energy Holdings SA	9,060	75,682
Motor Oil Hellas Corinth Refineries SA	4,222	105,985
Piraeus Financial Holdings SA*	71,017	259,046
		792,215

Hong Kong — 0.2%
Alibaba Pictures Group Ltd.*@	430,000	22,852
BOC Aviation Ltd. ±	10,700	76,732
China Zhongwang Holdings Ltd. @*§	154,000	—
CTEG @*§	98,000	—
Jinmao Property Services Co. Ltd.	6,646	2,136
Lumena New Materials*§	5,599	—
Orient Overseas International Ltd.	7,000	113,573
Sino Biopharmaceutical Ltd.	234,000	80,007
Yuexiu Property Co. Ltd.	135,006	88,171
		383,471

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	44,543	347,592
Opus Global Nyrt	9,300	10,931
OTP Bank Nyrt	360	17,888
		376,411

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
India — 22.1%
ACC Ltd.	5,493	$172,262
Aditya Birla Capital Ltd.*	44,000	125,572
Advanced Enzyme Technologies Ltd.	3,035	13,896
Ahluwalia Contracts India Ltd.	1,765	26,479
Alembic Pharmaceuticals Ltd.	5,197	54,845
Allcargo Logistics Ltd.	19,940	14,479
Allcargo Terminals Ltd.	4,985	3,024
Amara Raja Energy & Mobility Ltd.	8,020	160,328
Ambuja Cements Ltd.	36,667	293,820
Apar Industries Ltd.	238	24,206
Apollo Tyres Ltd.	31,532	205,216
Arvind Ltd.	13,452	59,809
Ashoka Buildcon Ltd.*	4,930	13,243
Aster DM Healthcare Ltd. ±	9,764	40,619
Aurobindo Pharma Ltd.	25,561	370,154
Avanti Feeds Ltd.	2,210	15,862
Axis Bank Ltd.	133,355	2,021,095
Axis Bank Ltd., GDR	12,180	925,680
Bajaj Consumer Care Ltd.	10,520	33,306
Bajaj Holdings & Investment Ltd.	2,428	247,495
Balmer Lawrie & Co. Ltd.	3,606	11,676
Balrampur Chini Mills Ltd.	14,783	76,257
Bandhan Bank Ltd. ±	42,966	105,112
Bank of Baroda	74,524	245,769
Bank of India	26,524	38,392
Bank of Maharashtra	20,972	16,282
Bharat Heavy Electricals Ltd.	96,730	349,394
Birla Corp. Ltd.	3,237	61,916
Birlasoft Ltd.	1,959	16,257
Bombay Burmah Trading Co.	684	16,610
Camlin Fine Sciences Ltd.*	4,352	5,428
Can Fin Homes Ltd.	2,104	23,087
Canara Bank	128,930	184,796
Ceat Ltd.*	3,536	118,308
Century Textiles & Industries Ltd.	2,731	75,002
Chambal Fertilizers and Chemicals Ltd.	13,907	84,305
Cholamandalam Financial Holdings Ltd.	8,070	141,304
CIE Automotive India Ltd.	6,907	47,329
Cipla Ltd.	26,982	479,746
City Union Bank Ltd.	30,829	61,967
CMS Info Systems Ltd.	2,254	13,326
Cochin Shipyard Ltd. ±	7,994	213,589
Container Corp. Of India Ltd.	7,508	93,864
Coromandel International Ltd.	3,859	73,628
CSB Bank Ltd.*	3,753	17,058
Cyient Ltd.	5,068	112,072
Dalmia Bharat Ltd.	5,315	115,619
DCB Bank Ltd.	19,962	33,036
DCM Shriram Ltd.	2,904	34,303
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,535	36,984
Delhivery Ltd.*	6,220	29,837
DLF Ltd.	22,962	226,777
Dr Reddy’s Laboratories Ltd., ADR	6,930	527,997
eClerx Services Ltd.	783	22,704
Edelweiss Financial Services Ltd.	13,355	10,466
EID Parry India Ltd.	7,288	66,860
Electrosteel Castings Ltd.	23,821	49,892
Engineers India Ltd.	13,707	41,176
EPL Ltd.	5,342	12,710
Equitas Small Finance Bank Ltd. ±	16,074	18,698
Exide Industries Ltd.	26,178	177,105
FDC Ltd.*	3,013	16,693
Federal Bank Ltd.	161,831	344,981
Finolex Cables Ltd.	1,587	29,594
Finolex Industries Ltd.	15,431	60,910
Firstsource Solutions Ltd.	20,730	52,206
Fortis Healthcare Ltd.	5,066	28,821
Fusion Micro Finance Ltd.*	1,820	9,821
GAIL India Ltd.	260,433	686,753
Galaxy Surfactants Ltd.	196	6,443
Gateway Distriparks Ltd.	25,136	31,048
GHCL Ltd.*	5,527	37,329
GHCL Textiles Ltd.*	5,527	6,048
Glenmark Pharmaceuticals Ltd.	12,966	191,720
Godawari Power and Ispat Ltd.	2,402	30,760
Godfrey Phillips India Ltd.	794	39,277
Godrej Industries Ltd.*	1,769	18,181
Granules India Ltd.	16,905	100,016
Grasim Industries Ltd.	17,963	574,730
Great Eastern Shipping Co. Ltd. (The)	8,516	124,951
Gujarat Alkalies & Chemicals Ltd.	2,551	23,648
Gujarat Ambuja Exports Ltd.	8,766	14,298
Gujarat Mineral Development Corp. Ltd.	5,595	26,402
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,187	69,806
Gujarat Pipavav Port Ltd.	19,498	48,986
Gujarat State Fertilizers & Chemicals Ltd.	11,602	33,670
Gujarat State Petronet Ltd.	23,082	81,948
HDFC Bank Ltd.	93,458	1,888,493
HEG Ltd.	1,254	32,542
Hero MotoCorp Ltd.	6,952	466,037
Himadri Speciality Chemical Ltd.	10,592	49,773
Hindalco Industries Ltd.	158,495	1,315,192
Hindustan Aeronautics Ltd.	2,747	173,540
ICICI Bank Ltd., ADR	41,700	1,201,377
IDFC First Bank Ltd.*	161,251	158,955
IDFC Ltd.*	76,058	111,350
IIFL Finance Ltd.	8,058	49,988
IIFL Securities Ltd.	19,584	49,604
India Cements Ltd. (The)*	14,192	50,079
Indiabulls Housing Finance Ltd.	31,451	62,757
Indian Bank	12,211	79,662
Indian Railway Finance Corp. Ltd. ±	47,733	99,522
Indus Towers Ltd.*	55,203	248,815
IndusInd Bank Ltd.	28,574	501,730
Infibeam Avenues Ltd.	77,058	28,462
Info Edge India Ltd.	2,973	242,432
IRCON International Ltd. ±	18,858	60,947

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
India (Continued)
ISGEC Heavy Engineering Ltd.	1,061	$15,777
J Kumar Infraprojects Ltd.	1,379	13,734
Jammu & Kashmir Bank Ltd. (The)	15,560	21,453
Jindal Saw Ltd.	14,261	93,121
Jindal Stainless Ltd.	28,242	278,703
Jindal Steel & Power Ltd.	46,366	580,552
Jio Financial Services Ltd.*	206,554	886,656
JK Lakshmi Cement Ltd.	4,751	50,585
JK Paper Ltd.	10,798	70,185
JK Tyre & Industries Ltd.	10,161	52,366
JM Financial Ltd.	40,467	42,560
JSW Energy Ltd.	29,196	256,116
JSW Steel Ltd.	80,442	901,105
Jubilant Ingrevia Ltd.	4,945	30,659
Jubilant Pharmova Ltd.	9,690	85,991
Kalpataru Projects International Ltd.	6,178	86,979
Karnataka Bank Ltd. (The)	29,326	78,777
Karur Vysya Bank Ltd. (The)	36,209	89,885
Kaveri Seed Co. Ltd.	1,897	21,180
Kirloskar Oil Engines Ltd.	798	13,407
KNR Constructions Ltd.	3,786	15,777
KRBL Ltd.	2,296	7,811
L&T Finance Ltd.	78,972	171,738
Larsen & Toubro Ltd.	2,341	99,541
Larsen & Toubro Ltd., GDR	29,503	1,256,828
LG Balakrishnan & Bros Ltd.	1,438	24,913
LIC Housing Finance Ltd.	24,147	231,067
LT Foods Ltd.	16,533	50,756
Lupin Ltd.	14,244	277,748
Maharashtra Seamless Ltd.	3,116	24,476
Mahindra & Mahindra Financial Services Ltd.	54,856	197,715
Mahindra & Mahindra Ltd.	46,548	1,600,090
Manappuram Finance Ltd.	34,315	85,800
Marksans Pharma Ltd.*	5,278	10,057
Meghmani Organics Ltd.*	7,232	7,113
MOIL Ltd.	5,661	33,537
Motilal Oswal Financial Services Ltd.	7,072	52,115
MRF Ltd.	147	228,466
Muthoot Finance Ltd.	6,474	139,371
Natco Pharma Ltd.	4,536	63,538
National Aluminium Co. Ltd.	39,968	89,731
Nava Ltd.	6,116	54,994
NCC Ltd.	33,516	127,171
NESCO Ltd.	965	10,693
NIIT Learning Systems Ltd.	2,427	12,896
NIIT Ltd.	2,427	2,996
Nilkamal Ltd.	322	7,514
NMDC Ltd.	47,585	140,893
NMDC Steel Ltd.*	47,585	32,413
NOCIL Ltd.	7,374	24,345
Oberoi Realty Ltd.	9,011	190,718
Orient Cement Ltd.	6,133	20,259
PCBL Ltd.	11,386	35,010
Petronet LNG Ltd.	67,706	268,104
Piramal Enterprises Ltd.*	5,901	65,459
Piramal Pharma Ltd.*	29,025	54,717
PNB Housing Finance Ltd.*±	6,492	61,014
PNC Infratech Ltd.	4,201	24,258
Polyplex Corp. Ltd.	1,179	14,150
Power Finance Corp. Ltd.	121,886	708,404
Prestige Estates Projects Ltd.	14,610	331,131
PTC India Ltd.	17,788	43,937
Punjab National Bank	115,447	170,441
Quess Corp. Ltd. ±	3,874	28,026
Rain Industries Ltd.*	17,328	33,383
Rajesh Exports Ltd.*	7,411	25,040
Rallis India Ltd.	3,389	12,700
Ramco Cements Ltd. (The)	7,384	74,205
Rashtriya Chemicals & Fertilizers Ltd.	16,695	38,540
Raymond Ltd.	3,276	114,520
RBL Bank Ltd. ±	35,444	111,780
REC Ltd.	124,810	787,289
Redington Ltd.	57,900	148,591
Reliance Industries Ltd.	206,554	7,748,794
Reliance Power Ltd.*	223,846	77,633
RITES Ltd.	2,755	22,810
Route Mobile Ltd.	563	12,234
Samvardhana Motherson International Ltd.	168,320	385,539
Shipping Corp. of India Land & Assets Ltd., Spin-off Shares*	14,166	13,743
Shipping Corp. of India Ltd.	14,166	42,963
Shriram Finance Ltd.	20,316	711,654
SIS Ltd.*	2,091	11,280
Sobha Ltd.	3,407	79,876
South Indian Bank Ltd. (The)	83,493	27,014
Spandana Sphoorty Financial Ltd.*	1,093	9,267
Star Cement Ltd.*	7,280	18,421
State Bank of India	69,305	705,454
State Bank of India, GDR	8,728	881,528
Steel Authority of India Ltd.	89,762	160,713
Strides Pharma Science Ltd.	5,470	62,121
Sun Pharmaceutical Industries Ltd.	32,247	587,726
Sun TV Network Ltd.	5,489	49,566
Sundaram-Clayton Ltd.	221	4,084
Sunteck Realty Ltd.*	5,951	40,036
Surya Roshni Ltd.	1,546	11,560
Tamilnad Mercantile Bank Ltd.	1,883	10,653
Tata Chemicals Ltd.	12,988	172,078
Tata Consumer Products Ltd.	7,849	103,351
Tata Steel Ltd.	430,140	901,418
Tata Steel Ltd., GDR	6,923	142,614
Techno Electric & Engineering Co. Ltd.	2,070	38,474
Thirumalai Chemicals Ltd.	4,154	14,945
Time Technoplast Ltd.	3,062	11,919
TransIndia Real Estate Ltd.*	4,985	2,768
Transport Corp. of India Ltd.	1,095	11,871
Tube Investments of India Ltd.	343	17,482
TVS Holdings Ltd.	221	35,364
Uflex Ltd.	3,166	19,705
Union Bank of India Ltd.	81,852	134,212
UPL Ltd.	40,601	277,701
Usha Martin Ltd.	14,837	68,502
The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
India (Continued)
VA Tech Wabag Ltd.*	2,558	$39,348
Vardhman Textiles Ltd.	8,165	47,284
Vedanta Ltd.	58,464	318,305
Voltamp Transformers Ltd.	307	40,848
Welspun Corp. Ltd.	11,246	73,987
Welspun Living Ltd.	30,613	56,353
West Coast Paper Mills Ltd.	3,247	26,284
Wipro Ltd.	41,058	252,983
Wipro Ltd., ADR @	54,311	331,297
Wockhardt Ltd.*	5,344	44,002
Yes Bank Ltd.*	469,708	133,892
Zee Entertainment Enterprises Ltd.*	70,032	127,277
Zensar Technologies Ltd.	5,610	50,087
Zydus Lifesciences Ltd.	13,699	177,194
Zydus Wellness Ltd.	302	6,448
		45,934,557

Indonesia — 1.4%
Adaro Energy Indonesia Tbk. PT	1,752,200	298,543
AKR Corporindo Tbk. PT	245,800	24,317
Aneka Tambang Tbk. PT	728,800	55,634
Aspirasi Hidup Indonesia Tbk. PT	625,900	32,681
Astra Agro Lestari Tbk. PT	61,744	20,361
Astra International Tbk. PT	1,623,600	442,214
Astra Otoparts Tbk. PT	19,600	2,268
Bank Maybank Indonesia Tbk. PT	568,800	7,225
Bank Negara Indonesia Persero Tbk. PT	916,932	260,941
Bank OCBC Nisp Tbk. PT	223,000	17,295
Bank Pan Indonesia Tbk. PT*	399,700	27,948
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	173,300	10,266
Bank Pembangunan Daerah Jawa Timur Tbk. PT	403,000	12,921
Bank Tabungan Negara Persero Tbk. PT	537,509	41,524
BISI International Tbk. PT	94,000	10,333
Bukalapak.com Tbk. PT*	4,544,000	38,572
Bukit Asam Tbk. PT	339,600	50,810
Bumi Resources Minerals Tbk. PT*	4,125,300	36,781
Bumi Resources Tbk. PT*	3,292,800	15,685
Bumi Serpong Damai Tbk. PT*	435,700	25,410
Charoen Pokphand Indonesia Tbk. PT	65,700	20,362
Ciputra Development Tbk. PT	924,577	63,803
Dayamitra Telekomunikasi PT	857,100	33,761
Elang Mahkota Teknologi Tbk. PT	999,500	23,683
Energi Mega Persada Tbk. PT*	899,700	10,494
Erajaya Swasembada Tbk. PT	1,042,500	24,065
ESSA Industries Indonesia Tbk. PT	324,100	15,240
GoTo Gojek Tokopedia Tbk. PT*	1,981,100	6,049
Gudang Garam Tbk. PT	38,200	42,224
Hanson International Tbk. PT*§	5,335,700	—
Harum Energy Tbk. PT*	170,700	11,884
Indah Kiat Pulp & Paper Tbk. PT	294,700	160,173
Indika Energy Tbk. PT	180,500	13,944
Indo Tambangraya Megah Tbk. PT	52,800	77,064
Indocement Tunggal Prakarsa Tbk. PT	78,800	34,889
Indofood Sukses Makmur Tbk. PT	407,500	151,179
Japfa Comfeed Indonesia Tbk. PT*	567,600	49,394
Medco Energi Internasional Tbk. PT	1,095,352	89,300
Mitra Adiperkasa Tbk. PT	381,700	34,382
Pabrik Kertas Tjiwi Kimia Tbk. PT	133,200	70,769
Pakuwon Jati Tbk. PT	433,100	9,680
Panin Financial Tbk. PT*	1,207,600	22,566
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	296,500	14,667
Sarana Menara Nusantara Tbk. PT	684,400	30,720
Sawit Sumbermas Sarana Tbk. PT*	240,200	15,035
Semen Indonesia Persero Tbk. PT	318,224	72,487
Sri Rejeki Isman Tbk. PT*§	996,900	—
Summarecon Agung Tbk. PT*	932,100	28,461
Surya Citra Media Tbk. PT	1,943,100	16,850
Surya Semesta Internusa Tbk. PT*	303,100	19,898
Triputra Agro Persada PT	418,500	14,312
Tunas Baru Lampung Tbk. PT	363,085	13,747
United Tractors Tbk. PT	182,800	245,315
Vale Indonesia Tbk. PT*	184,400	47,522
XL Axiata Tbk. PT	522,966	68,984
		2,984,632

Korea — 12.8%
AMOREPACIFIC Group	1,396	32,808
Ananti, Inc.*	3,670	14,877
Asia Paper Manufacturing Co. Ltd.	2,835	17,321
BH Co. Ltd.	1,193	20,974
BNK Financial Group, Inc.	20,319	125,029
Boryung	1,586	11,061
CJ CheilJedang Corp.	860	240,850
CJ Corp.	1,381	121,897
CJ ENM Co. Ltd.*	1,200	73,404
CJ Logistics Corp.	649	44,838
Dae Won Kang Up Co. Ltd.	4,223	16,935
Daesang Corp.	2,426	49,613
Daewoo Engineering & Construction Co. Ltd.*	18,960	51,239
Daewoong Co. Ltd.	1,602	17,923
Daishin Securities Co. Ltd.	2,379	29,346
Daou Technology, Inc.	2,149	29,507
DB HiTek Co. Ltd.	1,530	54,353
DB Insurance Co. Ltd.	3,376	280,822
DB, Inc.*	6,843	6,696
DGB Financial Group, Inc.	14,531	84,663
DL E&C Co. Ltd.	2,318	54,561
DL Holdings Co. Ltd.	1,534	65,862
Dong-A Socio Holdings Co. Ltd.	287	21,955
Dong-A ST Co. Ltd.	241	11,013
Dongkuk Holdings Co. Ltd.	1,150	7,051
Dongkuk Steel Mill Co. Ltd.	3,583	25,431
Dongwha Pharm Co. Ltd.	736	4,310
Dongwon F&B Co. Ltd.	640	20,434
Dongwon Industries Co. Ltd.	715	18,596
Doosan Bobcat, Inc.	4,635	172,739

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Korea (Continued)
DoubleUGames Co. Ltd.	604	$20,228
E-MART, Inc.	1,350	55,412
ENF Technology Co. Ltd.	555	11,572
Eugene Investment & Securities Co. Ltd.	8,694	36,507
Fila Holdings Corp.	3,191	92,960
Green Cross Corp.	247	20,510
GS Engineering & Construction Corp.*	2,015	22,002
GS Holdings Corp.	4,562	155,436
GS Retail Co. Ltd.	3,803	57,604
Hana Financial Group, Inc.	22,264	981,783
Handsome Co. Ltd.	1,312	16,861
Hanil Holdings Co. Ltd.	1,021	9,969
Hankook Tire & Technology Co. Ltd.	5,220	171,409
Hanon Systems	10,248	35,215
Hansol Paper Co. Ltd.	2,232	18,226
Hansol Technics Co. Ltd.	1,664	6,637
Hanwha Corp.	3,458	67,452
Hanwha Galleria Corp.*	4,602	4,102
Hanwha Investment & Securities Co. Ltd.*	13,449	31,558
Hanwha Life Insurance Co. Ltd.	20,246	44,125
Hanwha Solutions Corp.	7,228	144,928
Harim Holdings Co. Ltd.	2,243	9,663
HD Hyundai Co. Ltd.	3,291	178,118
HD Hyundai Construction Equipment Co. Ltd.	1,558	62,252
HD Hyundai Energy Solutions Co. Ltd.*	362	6,982
HD Hyundai Infracore Co. Ltd.	7,764	43,093
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	2,470	284,952
HDC Holdings Co. Ltd.	2,781	16,304
HDC Hyundai Development Co.- Engineering & Construction	2,554	33,769
HK inno N Corp.	690	18,798
HL Holdings Corp.	389	9,608
HL Mando Co. Ltd.	2,866	91,404
HMM Co. Ltd.	15,163	216,237
Hy-Lok Corp.	918	18,607
Hyosung Corp. <>	657	28,161
Hyosung TNC Corp.	121	30,327
Hyundai Department Store Co. Ltd.	867	30,674
Hyundai Engineering & Construction Co. Ltd.	4,831	112,483
Hyundai GF Holdings	3,524	11,546
Hyundai Glovis Co. Ltd.	1,581	251,536
Hyundai Home Shopping Network Corp.	716	26,632
Hyundai Marine & Fire Insurance Co. Ltd.	4,572	114,591
Hyundai Mobis Co. Ltd.	3,389	619,203
Hyundai Motor Co.	10,966	2,350,142
Hyundai Steel Co.	5,647	119,176
Hyundai Wia Corp.	941	39,581
Industrial Bank of Korea	20,136	205,090
Innocean Worldwide, Inc.	814	12,685
INTOPS Co. Ltd.	1,491	26,538
IS Dongseo Co. Ltd.	1,027	18,615
JB Financial Group Co. Ltd.	11,834	125,862
Kakao Games Corp.*	548	8,161
KB Financial Group, Inc., ADR @	24,215	1,370,811
KCC Corp.	293	65,667
KCC Glass Corp.	444	12,918
KEPCO Plant Service & Engineering Co. Ltd.	695	19,161
KG Eco Solution Co. Ltd.	1,719	9,429
Kia Corp.	23,059	2,166,022
KISWIRE Ltd.	1,165	18,874
KIWOOM Securities Co. Ltd.	1,176	107,561
Kolon Industries, Inc.	1,930	53,771
Korea Asset In Trust Co. Ltd.	5,452	11,922
Korea Circuit Co. Ltd.*	737	8,069
Korea Electric Terminal Co. Ltd.	682	34,038
Korea Investment Holdings Co. Ltd.	2,704	137,508
Korea Line Corp.*	16,631	34,978
Korea Real Estate Investment & Trust Co. Ltd.	10,376	7,538
Korea Zinc Co. Ltd.	457	170,981
Korean Air Lines Co. Ltd.	13,791	232,939
Korean Reinsurance Co.	12,952	75,087
KT&G Corp.	4,140	265,273
Kumho Petrochemical Co. Ltd.	1,116	118,775
Kumho Tire Co., Inc.*	3,713	17,641
Kwang Dong Pharmaceutical Co. Ltd.	5,019	23,482
LG Chem Ltd.	2,768	694,765
LG Corp.	5,347	313,090
LG Display Co. Ltd.*	16,033	133,599
LG Display Co. Ltd., ADR*	8,853	36,474
LG Electronics, Inc.	10,373	835,718
LG H&H Co. Ltd.	577	144,826
LG Innotek Co. Ltd.	893	176,459
LG Uplus Corp.	19,185	136,866
Lotte Chemical Corp.	1,267	105,576
Lotte Chilsung Beverage Co. Ltd.	290	27,978
Lotte Corp.	1,582	28,962
LOTTE Fine Chemical Co. Ltd.	1,517	49,042
Lotte Shopping Co. Ltd.	641	29,570
Lotte Wellfood Co. Ltd.	167	22,250
LS Corp.	1,155	120,744
LX Hausys Ltd.	728	23,826
LX Holdings Corp.	2,593	13,186
LX International Corp.	3,459	76,643
Mirae Asset Life Insurance Co. Ltd.*	5,257	20,890
Mirae Asset Securities Co. Ltd.	23,824	126,692
MK Electron Co. Ltd.	1,843	14,273
NAVER Corp.	3,145	381,330
NCSoft Corp.	516	67,438
Netmarble Corp.*±	1,028	40,104
Nexen Tire Corp.	5,151	29,114
NH Investment & Securities Co. Ltd.	10,116	93,260
NHN Corp.	2,376	35,817
NongShim Co. Ltd.	178	63,234
OCI Co. Ltd.	450	33,672
OCI Holdings Co. Ltd.	995	63,972

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Korea (Continued)
Orion Corp.	995	$66,647
Orion Holdings Corp.	2,572	28,420
Ottogi Corp.	131	41,208
Pan Ocean Co. Ltd.	22,750	70,820
Paradise Co. Ltd.	1,846	18,909
Partron Co. Ltd.	1,897	10,681
Poongsan Corp.	1,950	89,673
POSCO Holdings, Inc.	1,386	365,505
POSCO Holdings, Inc., ADR @	12,275	806,958
S-Oil Corp.	3,801	183,630
Samsung C&T Corp.	4,028	415,529
Samsung Card Co. Ltd.	2,083	57,958
Samsung Electronics Co. Ltd.	9,536	564,609
Samsung Electronics Co. Ltd., GDR	1,507	2,230,360
Samsung Fire & Marine Insurance Co. Ltd.	1,830	517,159
Samsung Life Insurance Co. Ltd.	4,057	260,839
Samsung SDS Co. Ltd.	215	23,195
Samsung Securities Co. Ltd.	4,720	136,474
Samyang Holdings Corp.	409	20,443
Sangsangin Co. Ltd.*	375	850
SD Biosensor, Inc.*	2,641	18,899
SeAH Steel Holdings Corp.	235	32,813
Sebang Global Battery Co. Ltd.	697	52,661
Seegene, Inc.	2,156	31,326
Seoul Semiconductor Co. Ltd.	2,206	14,648
SFA Engineering Corp.	456	8,928
SGC Energy Co. Ltd.	395	7,217
Shinhan Financial Group Co. Ltd.	23,813	832,979
Shinhan Financial Group Co. Ltd., ADR @	5,343	185,990
Shinsegae International, Inc.	1,209	13,974
Shinsegae, Inc.	629	71,696
Shinyoung Securities Co. Ltd.	511	26,654
SK Chemicals Co. Ltd.	931	33,006
SK Discovery Co. Ltd.	1,247	34,380
SK Gas Ltd.	364	46,224
SK Innovation Co. Ltd.*	3,455	291,410
SK Networks Co. Ltd.	12,838	44,907
SK Securities Co. Ltd.	36,346	14,839
SK, Inc.	2,700	310,505
SL Corp.	1,820	58,970
SNT Dynamics Co. Ltd.	1,411	23,013
SNT Motiv Co. Ltd.	1,086	39,330
Songwon Industrial Co. Ltd.	1,925	17,005
Sung Kwang Bend Co. Ltd.	2,237	18,754
Sungwoo Hitech Co. Ltd.	3,959	25,885
Unid Co. Ltd.	511	37,680
Webzen, Inc.	2,781	33,740
Woori Financial Group, Inc.	45,228	482,673
Youngone Corp.	2,083	52,737
Youngone Holdings Co. Ltd.	787	47,226
Zinus, Inc.	1,112	11,294
		26,584,439

Malaysia — 1.6%
AFFIN Bank Bhd.	45,380	23,953
Alliance Bank Malaysia Bhd.	93,200	74,876
AMMB Holdings Bhd.	154,687	140,669
Axiata Group Bhd.	226,300	125,202
Bank Islam Malaysia Bhd.	33,500	17,682
Batu Kawan Bhd.	16,500	69,323
Berjaya Corp. Bhd.*	69,600	4,574
Bumi Armada Bhd.*	264,700	31,422
CIMB Group Holdings Bhd.	502,873	724,862
DRB-Hicom Bhd.	119,100	34,335
Eastern & Oriental Bhd.*	47,700	9,960
Eco World Development Group Bhd.	33,900	10,779
Ekovest Bhd.*	206,300	19,242
Gamuda Bhd.	131,363	183,226
Genting Bhd.	155,500	155,253
Genting Malaysia Bhd.	234,100	126,540
Genting Plantations Bhd.	7,100	9,030
Hibiscus Petroleum Bhd.	56,080	27,698
Hong Leong Financial Group Bhd.	17,621	64,545
IJM Corp. Bhd.	181,760	117,513
IOI Properties Group Bhd.	75,850	35,533
Kossan Rubber Industries Bhd.	57,000	28,394
Magnum Bhd.	86,961	20,646
Mah Sing Group Bhd.	205,885	75,502
Malaysian Resources Corp. Bhd.	142,600	18,288
Matrix Concepts Holdings Bhd.	64,200	24,224
MBSB Bhd.	205,001	35,199
Mega First Corp. Bhd.	27,600	27,556
MISC Bhd.	80,820	145,964
MKH Bhd.	36,950	10,339
MKH Oil Palm East Kalimantan Bhd.	5,278	627
Oriental Holdings Bhd.	25,760	37,077
OSK Holdings Bhd.	74,455	25,094
PPB Group Bhd.	37,500	113,672
RHB Bank Bhd.	159,891	186,751
Sarawak Oil Palms Bhd.	30,750	18,382
Sime Darby Bhd.	293,600	163,059
Sime Darby Property Bhd.	308,000	87,487
SP Setia Bhd. Group	143,480	41,972
Sunway Bhd.	38,397	29,383
Ta Ann Holdings Bhd.	12,260	9,902
Top Glove Corp. Bhd.*	152,600	35,582
TSH Resources Bhd.	43,000	10,482
UEM Sunrise Bhd.	100,300	22,962
United Malacca Bhd.	14,600	15,722
UOA Development Bhd.	18,187	7,055
Velesto Energy Bhd.	463,000	26,008
Yinson Holdings Bhd.	96,880	47,850
		3,271,396

Mexico — 2.4%
Alfa SAB de CV, Class A	260,453	151,759
Banco del Bajio SA ±	49,342	150,494
Becle SAB de CV	12,842	23,164
Cemex SAB de CV	685,631	438,474
Cemex SAB de CV, ADR	2,361	15,087
Controladora AXTEL SAB DE CV*	260,453	5,595

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)
	SHARES	VALUE†

COMMON STOCKS (Continued)
Mexico (Continued)
Corp. Actinver SAB de CV	15,700	$13,730
El Puerto de Liverpool SAB de CV, Class C1	11,951	85,888
Fomento Economico Mexicano SAB de CV	56,916	610,972
Genomma Lab Internacional SAB de CV, Class B	44,530	41,816
Gentera SAB de CV	106,289	131,706
Grupo Carso SAB de CV, Series A1	20,689	142,273
Grupo Comercial Chedraui SA de CV	3,082	21,359
Grupo Financiero Banorte SAB de CV, Class O	130,400	1,014,832
Grupo Financiero Inbursa SAB de CV, Class O*	102,758	243,710
Grupo Hotelero Santa Fe SAB de CV*	22,600	4,645
Grupo Mexico SAB de CV, Series B	123,801	667,964
Grupo Traxion SAB de CV*±	22,512	33,470
Industrias CH SAB de CV, Series B*	23,916	244,193
Industrias Penoles SAB de CV*	9,977	129,524
La Comer SAB de CV	31,617	61,540
Megacable Holdings SAB de CV	59,163	149,306
Nemak SAB de CV*±	174,679	27,593
Orbia Advance Corp. SAB de CV	75,251	104,969
Organizacion Soriana SAB de CV, Class B	57,868	98,023
Promotora y Operadora de Infraestructura SAB de CV	13,054	120,800
Promotora y Operadora de Infraestructura SAB de CV, Class L	1,600	10,320
Regional SAB de CV	18,632	139,483
		4,882,689

Philippines — 0.6%
ACEN Corp.	365,237	31,159
Alliance Global Group, Inc.	253,300	37,427
Ayala Corp.	10,620	105,459
Ayala Land, Inc.	93,300	45,369
Bank of the Philippine Islands	14,998	30,478
BDO Unibank, Inc.	36,730	80,342
Belle Corp.*	176,000	7,507
China Banking Corp.	74,676	50,966
Converge Information & Communications Technology Solutions, Inc.*	82,200	16,129
Cosco Capital, Inc.	257,000	20,259
DMCI Holdings, Inc.	385,900	73,349
Filinvest Land, Inc.	1,435,000	16,649
First Philippine Holdings Corp.	26,510	28,134
Globe Telecom, Inc.	410	14,691
GT Capital Holdings, Inc.	5,682	60,107
JG Summit Holdings, Inc.	178,383	79,286
LT Group, Inc.	132,300	22,009
Megaworld Corp.	1,004,700	29,999
Metropolitan Bank & Trust Co.	133,237	153,563
Puregold Price Club, Inc.	86,900	35,882
Rizal Commercial Banking Corp.	47,790	18,877
Robinsons Land Corp.	247,455	62,910
San Miguel Corp.	41,650	71,277
Security Bank Corp.	37,690	40,449
Top Frontier Investment Holdings, Inc.*	4,630	6,099
Union Bank of the Philippines	66,330	38,875
		1,177,251

Poland — 1.0%
AB SA	845	22,040
Alior Bank SA	7,841	199,353
Amica SA	306	5,298
Asseco Poland SA	4,861	96,661
BNPP Bank Polska SA	440	11,039
Cognor Holding SA*	3,349	7,113
Cyfrowy Polsat SA*	17,146	51,621
Echo Investment SA	1,732	2,048
Enea SA*	30,606	80,969
Jastrzebska Spolka Weglowa SA*	5,386	39,603
KGHM Polska Miedz SA	9,866	368,476
ORLEN SA	59,254	996,337
PGE Polska Grupa Energetyczna SA*	84,800	151,204
Tauron Polska Energia SA*	125,505	123,458
		2,155,220

Russia — 0.0%
Gazprom PJSC, ADR*§	162,760	—
Lukoil PJSC, ADR*§	15,271	—
RusHydro PJSC, ADR*§	61,905	—
VTB Bank PJSC, GDR*§	92,145	—
		—

Singapore — 0.0%
China XLX Fertiliser Ltd.	44,000	21,918
SIIC Environment Holdings Ltd.	67,000	8,322
		30,240

South Africa — 2.8%
Absa Group Ltd.	60,627	528,003
AECI Ltd.	11,902	70,671
African Rainbow Minerals Ltd. @	9,314	116,209
Anglo American Platinum Ltd.	3,412	112,845
Aspen Pharmacare Holdings Ltd.	30,080	385,735
Barloworld Ltd.	20,449	94,188
DataTec Ltd.	23,107	47,627
Exxaro Resources Ltd.	19,227	188,109
Foschini Group Ltd. (The)	32,821	230,024
Grindrod Ltd.	52,062	43,037
Harmony Gold Mining Co. Ltd.	8,696	80,322
Harmony Gold Mining Co. Ltd., ADR	30,759	282,060
Impala Platinum Holdings Ltd.	64,737	322,978
Investec Ltd.	13,416	97,543
KAP Ltd.*	156,089	24,451
Lewis Group Ltd.	3,337	10,363
Life Healthcare Group Holdings Ltd.	105,017	74,172
Momentum Metropolitan Holdings	102,069	128,472
Motus Holdings Ltd.	16,747	85,043
Mpact Ltd.	15,365	22,380
MTN Group Ltd.	117,519	548,653
Naspers Ltd., Class N	1,011	198,225
Nedbank Group Ltd.	28,026	394,979
Netcare Ltd.	143,425	100,432

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
South Africa (Continued)
Northam Platinum Holdings Ltd.	7,759	$54,289
Oceana Group Ltd. @	10,541	41,628
Old Mutual Ltd.	443,127	301,771
Omnia Holdings Ltd.	16,030	58,318
Pepkor Holdings Ltd. @±	139,829	143,950
PPC Ltd.*	93,872	16,614
Raubex Group Ltd.	16,897	37,149
Reunert Ltd.	15,079	58,215
Sappi Ltd.	59,313	158,244
Sasol Ltd.	43,988	333,892
Sibanye Stillwater Ltd.	202,105	219,059
Sibanye Stillwater Ltd., ADR	1,610	7,004
SPAR Group Ltd. (The)*	2,272	14,782
Standard Bank Group Ltd.	5,831	67,563
Super Group Ltd.	41,508	64,496
Telkom SA SOC Ltd.*	28,405	38,266
Thungela Resources Ltd.	13,215	80,959
Zeda Ltd.*	20,449	13,881
		5,896,601

Taiwan — 20.8%
AcBel Polytech, Inc.*	51,000	61,075
Acer, Inc.	187,884	271,330
Acter Group Corp. Ltd.	8,000	65,102
ADATA Technology Co. Ltd.	7,000	23,303
Advanced International Multitech Co. Ltd.	8,000	20,418
Advancetek Enterprise Co. Ltd.	13,000	24,845
Alpha Networks, Inc.	11,000	11,800
Altek Corp.	13,000	15,989
Ambassador Hotel (The)	20,000	44,696
AmTRAN Technology Co. Ltd.	70,500	44,767
Apex International Co. Ltd.	15,000	17,894
Arcadyan Technology Corp.	11,000	54,930
Ardentec Corp.	39,092	82,542
ASE Technology Holding Co. Ltd.	233,000	1,210,194
Asia Cement Corp.	158,269	213,926
Asia Optical Co., Inc.	5,000	10,727
Asia Polymer Corp.	31,602	17,096
Asustek Computer, Inc.	47,000	721,483
AUO Corp.	502,400	275,657
Bank of Kaohsiung Co. Ltd.	62,725	23,105
Basso Industry Corp.	9,000	12,068
BES Engineering Corp.	91,000	41,515
Bioteque Corp.	3,000	12,207
Bizlink Holding, Inc.	12,029	138,676
Brighton-Best International Taiwan, Inc.	17,000	17,974
Capital Securities Corp.	184,437	142,699
Catcher Technology Co. Ltd.	43,000	307,507
Cathay Financial Holding Co. Ltd.*	393,170	715,042
Cathay Real Estate Development Co. Ltd.	70,000	65,163
Center Laboratories, Inc.	26,000	43,598
Chailease Holding Co. Ltd.	36,000	170,337
Chang Hwa Commercial Bank Ltd.	306,946	174,565
Chang Wah Electromaterials, Inc.	20,000	27,958
Chang Wah Technology Co. Ltd.	11,000	13,156
Channel Well Technology Co. Ltd.	4,000	9,284
CHC Healthcare Group	7,000	11,587
Cheng Loong Corp.	82,000	72,164
Cheng Shin Rubber Industry Co. Ltd.	131,000	199,681
Cheng Uei Precision Industry Co. Ltd.	44,543	108,469
Chia Hsin Cement Corp.	22,440	12,658
Chin-Poon Industrial Co. Ltd.	36,000	54,375
China Airlines Ltd.	278,111	203,173
China Bills Finance Corp.	89,000	42,797
China Chemical & Pharmaceutical Co. Ltd.	19,000	13,353
China Development Financial Holding Corp.*	1,154,559	537,393
China General Plastics Corp.	28,665	14,800
China Man-Made Fiber Corp.*	115,018	28,895
China Metal Products	31,000	44,816
China Motor Corp.	22,478	85,917
China Petrochemical Development Corp.*	319,871	102,050
China Steel Corp.	784,800	558,818
China Wire & Cable Co. Ltd.	16,000	22,169
Chipbond Technology Corp.	42,000	86,870
ChipMOS Technologies, Inc.	28,897	38,213
Chong Hong Construction Co. Ltd.	12,000	40,504
Chun Yuan Steel Industry Co. Ltd.	30,000	18,726
Chung Hwa Pulp Corp.	30,000	19,836
Chung-Hsin Electric & Machinery Manufacturing Corp.	12,000	69,541
Chunghwa Precision Test Tech Co. Ltd.	2,000	28,174
Clevo Co.	43,000	70,912
CMC Magnetics Corp.*	87,979	34,306
Co-Tech Development Corp.	6,000	12,983
Compal Electronics, Inc.	288,000	308,050
Compeq Manufacturing Co. Ltd.	109,000	273,495
Concord Securities Co. Ltd.*	37,000	19,047
Continental Holdings Corp.	42,000	47,448
Coretronic Corp.	40,800	114,446
CTBC Financial Holding Co. Ltd.	1,128,280	1,316,382
CTCI Corp.	33,000	53,912
D-Link Corp.	50,640	28,566
DA CIN Construction Co. Ltd.	21,200	36,203
Da-Li Development Co. Ltd.	12,600	23,032
Darfon Electronics Corp.	17,000	36,105
Darwin Precisions Corp.	55,000	26,787
Depo Auto Parts Ind Co. Ltd.	12,000	88,220
Dimerco Express Corp.	8,000	22,391
Dyaco International, Inc.*	8,114	7,816
Dynamic Holding Co. Ltd.	21,000	40,975
Dynapack International Technology Corp.	7,000	21,448
Edom Technology Co. Ltd.	10,000	12,392
Elite Advanced Laser Corp.*	6,000	22,841
Elitegroup Computer Systems Co. Ltd.*	35,877	36,495
Ennoconn Corp.	6,116	63,250
Ennostar, Inc.	44,414	59,485
EnTie Commercial Bank Co. Ltd.	68,000	30,393

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Taiwan (Continued)
Eson Precision Ind Co. Ltd.	10,000	$20,314
Eternal Materials Co. Ltd.	42,300	40,290
Eurocharm Holdings Co. Ltd.	3,000	19,003
Eva Airways Corp.	241,478	283,969
Everest Textile Co. Ltd.*	56,568	13,932
Evergreen Aviation Technologies Corp.	4,000	13,871
Evergreen International Storage & Transport Corp.	54,000	52,849
Evergreen Marine Corp. Taiwan Ltd.	74,583	443,707
EVERGREEN Steel Corp.	13,000	55,901
Everlight Chemical Industrial Corp.	56,000	33,143
Everlight Electronics Co. Ltd.	40,000	94,200
Excelsior Medical Co. Ltd.	12,127	33,606
Far Eastern Department Stores Ltd.	85,220	89,314
Far Eastern International Bank	283,151	144,886
Far Eastern New Century Corp.	266,338	289,395
Far EasTone Telecommunications Co. Ltd.	104,000	269,605
Farglory F T Z Investment Holding Co. Ltd.	14,000	25,202
Farglory Land Development Co. Ltd.	26,721	66,305
Feng Hsin Steel Co. Ltd.	17,000	40,402
First Financial Holding Co. Ltd.	578,210	500,831
First Steamship Co. Ltd.*	103,240	25,427
FIT Holding Co. Ltd.	9,000	15,397
Fitipower Integrated Technology, Inc.	5,600	46,866
FLEXium Interconnect, Inc.	24,000	67,099
Flytech Technology Co. Ltd.	5,000	14,611
Forcecon Tech Co. Ltd.	5,142	32,017
Formosa Advanced Technologies Co. Ltd.	20,000	23,920
Formosa Chemicals & Fibre Corp.*	176,000	273,428
Formosa Laboratories, Inc.	8,000	25,030
Formosa Petrochemical Corp.*	41,000	81,895
Formosa Plastics Corp.*	183,000	324,353
Formosa Sumco Technology Corp.	5,000	26,818
Formosa Taffeta Co. Ltd.	49,000	33,984
Formosan Rubber Group, Inc.	18,072	15,013
Formosan Union Chemical	48,179	34,900
Foxconn Technology Co. Ltd.	58,127	127,752
Foxsemicon Integrated Technology, Inc.	4,000	38,038
FSP Technology, Inc.	8,000	14,993
Fu Hua Innovation Co. Ltd.	19,740	21,084
Fubon Financial Holding Co. Ltd.	493,217	1,205,620
Fulltech Fiber Glass Corp.	32,893	26,058
Fusheng Precision Co. Ltd.	2,000	17,508
G Shank Enterprise Co. Ltd.	10,589	36,068
Gamania Digital Entertainment Co. Ltd.	13,000	33,340
Gemtek Technology Corp.	47,000	53,314
General Interface Solution Holding Ltd.*	18,000	37,729
Genius Electronic Optical Co. Ltd.	4,000	81,624
Getac Holdings Corp.	21,000	73,794
Giant Manufacturing Co. Ltd.	20,000	130,697
Gigabyte Technology Co. Ltd.	3,000	28,251
Global Brands Manufacture Ltd.	21,000	48,096
Global PMX Co. Ltd.	2,000	6,843
Gloria Material Technology Corp.	34,392	51,310
Goldsun Building Materials Co. Ltd.	82,973	110,233
Grand Pacific Petrochemical	119,612	51,618
Grape King Bio Ltd.	5,000	23,658
Great Wall Enterprise Co. Ltd.	44,330	78,162
Greatek Electronics, Inc.	16,000	31,022
Hannstar Board Corp.	38,929	67,079
HannStar Display Corp.*	35,000	10,594
HannsTouch Holdings Co.*	32,279	8,607
Hey Song Corp.	18,750	25,806
Highwealth Construction Corp.	84,966	136,453
Hiwin Technologies Corp.	19,000	124,748
Ho Tung Chemical Corp.	108,688	33,369
Holy Stone Enterprise Co. Ltd.	10,500	30,392
Hon Hai Precision Industry Co. Ltd.	800,068	5,277,640
Hong Pu Real Estate Development Co. Ltd.	20,000	20,653
Hong TAI Electric Industrial	32,000	38,223
Hota Industrial Manufacturing Co. Ltd.	13,000	22,160
Hsin Kuang Steel Co. Ltd.	13,000	25,646
Hu Lane Associate, Inc.	4,000	20,098
Hua Nan Financial Holdings Co. Ltd.	496,337	403,905
Huaku Development Co. Ltd.	7,700	32,398
Huang Hsiang Construction Corp.*	8,000	13,785
Hung Ching Development & Construction Co. Ltd.	20,000	27,742
Hung Sheng Construction Ltd.	50,688	41,639
I-Sheng Electric Wire & Cable Co. Ltd.	9,000	16,091
IBF Financial Holdings Co. Ltd.*	125,715	62,390
Ichia Technologies, Inc.	11,000	11,969
IEI Integration Corp.	8,000	20,098
Innolux Corp.	565,506	250,143
Inpaq Technology Co. Ltd.	9,000	26,022
Integrated Service Technology, Inc.	6,000	28,297
International CSRC Investment Holdings Co.*	58,604	30,981
Inventec Corp.	119,282	205,167
ITEQ Corp.	15,000	53,635
Kedge Construction Co. Ltd.	4,000	11,516
Kenda Rubber Industrial Co. Ltd.	34,650	35,994
Kerry TJ Logistics Co. Ltd.	9,000	11,236
Kindom Development Co. Ltd.	46,200	77,756
King Yuan Electronics Co. Ltd.	86,100	315,827
King’s Town Bank Co. Ltd.	90,000	168,950
Kinpo Electronics*	138,000	76,143
Kinsus Interconnect Technology Corp.	28,000	79,750
KS Terminals, Inc.	14,000	32,668
Kung Long Batteries Industrial Co. Ltd.	8,000	35,263
Kuo Toong International Co. Ltd.	16,000	37,187
Kuo Yang Construction Co. Ltd.*	14,000	11,716
Kwong Lung Enterprise Co. Ltd.	12,000	22,527
L&K Engineering Co. Ltd.	10,397	77,077
Lanner Electronics, Inc.	6,000	17,626
Largan Precision Co. Ltd.	7,000	592,297
Lealea Enterprise Co. Ltd.*	83,200	24,928
Lelon Electronics Corp.	10,000	26,663
Lien Hwa Industrial Holdings Corp.	49,971	105,205

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Taiwan (Continued)
Lingsen Precision Industries Ltd.	41,000	$29,889
Lite-On Technology Corp.	98,874	323,063
Longchen Paper & Packaging Co. Ltd.	92,459	39,473
Lumax International Corp. Ltd.	4,000	15,474
Lung Yen Life Service Corp.*	16,000	25,548
Macronix International Co. Ltd.	131,171	105,328
Marketech International Corp.	5,000	26,124
MediaTek, Inc.	2,000	86,309
Mega Financial Holding Co. Ltd.	479,891	597,617
Mercuries & Associates Holding Ltd.*	50,184	25,679
Mercuries Life Insurance Co. Ltd.*	72,469	16,396
Merida Industry Co. Ltd.	15,000	100,103
Merry Electronics Co. Ltd.	9,000	38,284
Micro-Star International Co. Ltd.	31,000	170,091
Mirle Automation Corp.	6,000	12,724
Mitac Holdings Corp.	45,637	62,319
MOSA Industrial Corp.	8,656	6,350
Motech Industries, Inc.	17,000	16,742
MPI Corp.	6,000	98,023
Nak Sealing Technologies Corp.	3,000	11,837
Namchow Holdings Co. Ltd.	7,000	12,666
Nan Pao Resins Chemical Co. Ltd.	2,000	21,084
Nan Ya Plastics Corp.*	290,000	440,701
Nan Ya Printed Circuit Board Corp.*	15,000	86,001
Nantex Industry Co., Ltd.	10,000	11,374
Nanya Technology Corp.*	117,000	251,372
Nichidenbo Corp.	6,000	11,744
Nuvoton Technology Corp.	9,000	35,510
O-Bank Co. Ltd.	91,943	29,758
Ocean Plastics Co. Ltd.*	9,000	10,265
Orient Semiconductor Electronics Ltd.	30,485	55,348
Oriental Union Chemical Corp.	16,000	8,483
Pan German Universal Motors Ltd.	2,000	18,310
Pan Jit International, Inc.	24,600	42,767
Pan-International Industrial Corp.	34,380	42,443
Parade Technologies Ltd.	3,000	77,493
PChome Online, Inc.*	408	445
Pegatron Corp.	187,249	603,163
Phison Electronics Corp.	6,000	114,113
Pixart Imaging, Inc.	8,000	41,922
Pou Chen Corp.	169,133	182,472
Powerchip Semiconductor Manufacturing Corp.*	209,000	172,655
Powertech Technology, Inc.	49,000	283,957
President Securities Corp.*	86,636	78,647
Primax Electronics Ltd.	25,000	72,592
Prince Housing & Development Corp.	77,970	28,841
Qisda Corp.	139,400	165,003
Quanta Storage, Inc.	13,000	44,480
Radiant Opto-Electronics Corp.	27,000	157,715
Radium Life Tech Co. Ltd.*	107,962	35,109
Raydium Semiconductor Corp.*	1,000	12,669
Rechi Precision Co. Ltd.	30,000	28,205
Rexon Industrial Corp. Ltd.	13,000	18,353
Rich Development Co. Ltd.*	19,978	7,544
Ruentex Development Co. Ltd.	67,600	90,852
Ruentex Industries Ltd.	37,891	79,656
Sampo Corp.	31,600	28,102
San Fang Chemical Industry Co. Ltd.	13,000	12,422
Sanyang Motor Co. Ltd.	41,573	101,108
SDI Corp.	10,000	43,000
Sercomm Corp.	11,000	40,010
Sesoda Corp.	17,193	17,860
Shanghai Commercial & Savings Bank Ltd. (The)	233,618	331,616
ShenMao Technology, Inc.	10,000	24,999
Shih Wei Navigation Co. Ltd.	17,554	11,444
Shihlin Electric & Engineering Corp.	11,000	100,535
Shin Kong Financial Holding Co. Ltd.*	715,108	216,903
Shin Zu Shing Co. Ltd.	12,660	95,609
Shinkong Insurance Co. Ltd.	22,000	65,237
Shinkong Synthetic Fibers Corp.	108,151	55,507
Sigurd Microelectronics Corp.	42,694	101,071
Simplo Technology Co. Ltd.	9,000	118,598
Sincere Navigation Corp.	27,810	26,231
Sinon Corp.	37,000	50,183
SinoPac Financial Holdings Co. Ltd.	757,281	592,911
Soft-World International Corp.	4,000	18,125
Solar Applied Materials Technology Corp.	5,000	10,064
St. Shine Optical Co. Ltd.	5,000	28,975
Standard Chemical & Pharmaceutical Co. Ltd.	5,000	11,436
Standard Foods Corp.	8,000	10,542
Sunny Friend Environmental Technology Co. Ltd.	4,000	11,935
Sunrex Technology Corp.	6,000	11,115
Supreme Electronics Co. Ltd.	40,000	100,858
Swancor Holding Co. Ltd.*	5,000	21,269
Symtek Automation Asia Co. Ltd.	5,000	18,110
Syncmold Enterprise Corp.	5,000	16,645
Synmosa Biopharma Corp.	14,000	17,758
Synnex Technology International Corp.	87,300	196,712
Systex Corp.	9,000	34,539
T3EX Global Holdings Corp.	4,000	12,022
TA Chen Stainless Pipe	105,444	116,685
Ta Ya Electric Wire & Cable	45,000	77,401
TA-I Technology Co. Ltd.	6,000	9,784
TAI-TECH Advanced Electronics Co. Ltd.	3,000	12,993
Taichung Commercial Bank Co. Ltd.	248,058	139,928
TaiDoc Technology Corp.	7,000	36,466
Taiflex Scientific Co. Ltd.	25,740	46,178
Tainan Spinning Co. Ltd.	86,427	45,956
Taishin Financial Holding Co. Ltd.	752,263	437,099
Taiwan Business Bank	433,163	243,009
Taiwan Cooperative Financial Holding Co. Ltd.	220,191	176,470
Taiwan Fertilizer Co. Ltd.	48,000	95,137
Taiwan Fire & Marine Insurance Co. Ltd.	12,000	10,043
Taiwan FU Hsing Industrial Co. Ltd.	21,000	34,373
Taiwan Glass Industry Corp.*	81,321	48,505

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Taiwan (Continued)
Taiwan Hon Chuan Enterprise Co. Ltd.	30,925	$163,483
Taiwan Navigation Co. Ltd.	22,000	25,803
Taiwan Paiho Ltd.	12,000	23,636
Taiwan PCB Techvest Co. Ltd.*	28,000	33,920
Taiwan Sakura Corp.	6,000	16,830
Taiwan Semiconductor Co. Ltd.	10,000	23,365
Taiwan Shin Kong Security Co. Ltd.	19,100	24,963
Taiwan Surface Mounting Technology Corp.	21,518	79,594
Taiwan Union Technology Corp.	15,000	75,135
Tatung Co. Ltd.*	115,000	202,056
TCC Group Holdings	380,971	401,622
TCI Co. Ltd.	5,000	24,120
Teco Electric & Machinery Co. Ltd.	101,000	166,561
Test Research, Inc.	11,000	58,151
Thinking Electronic Industrial Co. Ltd.	4,000	21,947
Thye Ming Industrial Co. Ltd.	8,000	19,136
Ton Yi Industrial Corp.	82,000	38,673
Tong Hsing Electronic Industries Ltd.	12,870	59,507
Tong Yang Industry Co. Ltd.	41,921	139,558
Topco Scientific Co. Ltd.	8,115	68,789
Topkey Corp.	3,000	18,541
TPK Holding Co. Ltd.	34,000	42,288
Transcend Information, Inc.	10,000	35,448
Tripod Technology Corp.	25,000	168,380
TSRC Corp.*	26,000	19,154
Tung Ho Steel Enterprise Corp.	58,290	125,055
TXC Corp.	16,000	56,717
TYC Brother Industrial Co. Ltd.	21,000	46,348
U-Ming Marine Transport Corp.	27,000	46,441
Unimicron Technology Corp.	62,000	344,004
Union Bank of Taiwan	167,374	84,354
Unitech Printed Circuit Board Corp.	52,667	59,905
United Microelectronics Corp.*	499,513	857,632
United Microelectronics Corp., ADR @*	56,252	492,768
United Orthopedic Corp.	7,000	24,382
United Renewable Energy Co. Ltd.	24,000	10,098
Universal Cement Corp.	48,241	53,012
UPC Technology Corp.	80,916	30,679
USI Corp.	77,130	36,376
Vanguard International Semiconductor Corp.	50,000	199,590
Wafer Works Corp.	34,000	39,668
Wah Lee Industrial Corp.*	21,420	93,758
Walsin Lihwa Corp.	176,211	192,824
Walsin Technology Corp.	28,000	101,845
Walton Advanced Engineering, Inc.	34,000	21,694
Wan Hai Lines Ltd.	58,000	158,402
Wei Chuan Foods Corp.	14,000	8,091
Weikeng Industrial Co. Ltd.	32,945	37,320
Win Semiconductors Corp.	19,000	102,199
Winbond Electronics Corp.	345,235	273,494
Winstek Semiconductor Co. Ltd.	3,000	12,392
Wisdom Marine Lines Co. Ltd.	27,019	56,634
Wistron Corp.	148,431	484,986
Wistron NeWeb Corp.	6,429	31,906
WPG Holdings Ltd.	154,400	427,388
WT Microelectronics Co. Ltd.	34,360	131,333
Xxentria Technology Materials Corp.	10,900	22,679
Yageo Corp.	25,067	564,059
Yang Ming Marine Transport Corp.	106,000	243,750
YC INOX Co. Ltd.	27,763	21,651
Yem Chio Co. Ltd.	22,666	14,323
YFY, Inc.	110,385	104,630
Yieh Phui Enterprise Co. Ltd.	55,151	26,180
Youngtek Electronics Corp.	12,000	29,333
Yuanta Financial Holding Co. Ltd.	724,621	715,876
Yuen Foong Yu Consumer Products Co. Ltd.	15,000	25,615
Yulon Motor Co. Ltd.	54,247	111,700
YungShin Global Holding Corp.	7,000	11,371
Zeng Hsing Industrial Co. Ltd.	2,148	6,687
Zenitron Corp.	18,000	19,697
Zero One Technology Co. Ltd.	9,000	26,300
Zhen Ding Technology Holding Ltd.	62,000	247,492
Zippy Technology Corp.	12,000	24,672
Zyxel Group Corp.	31,438	38,666
		43,160,540

Thailand — 1.5%
AP Thailand PCL	242,500	52,534
Bangchak Corp. PCL	112,900	115,369
Bangkok Bank PCL	48,500	172,471
Bangkok Bank PCL, NVDR	13,300	47,296
Banpu PCL	429,750	57,616
Berli Jucker PCL	64,800	37,611
BKI Holdings PCL	2,100	16,538
Charoen Pokphand Foods PCL*	322,300	201,122
CP Axtra PCL	33,200	24,653
GFPT PCL	33,300	11,615
Indorama Ventures PCL	93,600	49,737
IRPC PCL	633,100	28,293
Kasikornbank PCL, NVDR	27,100	92,678
Kiatnakin Phatra Bank PCL	21,900	27,750
Krung Thai Bank PCL	204,575	94,211
Lanna Resources PCL	2,500	954
Precious Shipping PCL	41,900	11,189
PTT Exploration & Production PCL	90,700	375,677
PTT Global Chemical PCL	116,228	96,599
PTT PCL	883,900	782,799
Regional Container Lines PCL	17,100	13,280
Sansiri PCL	1,106,700	50,363
SCB X PCL	48,100	135,004
Siam Cement PCL (The)	31,500	193,133
Siam City Cement PCL	4,100	14,524
Sino-Thai Engineering & Construction PCL	70,300	17,241
Somboon Advance Technology PCL	20,300	6,859
Sri Trang Agro-Industry PCL	57,200	33,668
Star Petroleum Refining PCL*	80,000	17,767
Supalai PCL	139,400	68,375
Thai Oil PCL	78,877	113,917
Thai Stanley Electric PCL, NVDR	3,100	18,247

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Thailand (Continued)
Thai Union Group PCL	90,000	$36,542
Thanachart Capital PCL	17,800	21,948
Thoresen Thai Agencies PCL	102,200	20,052
TMBThanachart Bank PCL	1,537,072	71,623
TPI Polene PCL	676,600	24,337
TPI Polene Power PCL	179,000	15,804
WHA Corp. PCL	253,200	33,394
		3,202,790

Turkey — 1.1%
Akbank TAS	78,502	153,976
Alarko Holding AS	3,088	10,166
Albaraka Turk Katilim Bankasi AS*	137,184	23,190
Aygaz AS	3,340	18,411
Bera Holding AS	42,557	24,970
Dogan Sirketler Grubu Holding AS*	84,330	43,515
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	5,133	8,072
Enka Insaat ve Sanayi AS	66,291	83,557
Eregli Demir ve Celik Fabrikalari TAS	61,749	100,694
Gozde Girisim Sermayesi Yatirim Ortakligi AS*	21,608	18,290
KOC Holding AS	57,667	400,520
Petkim Petrokimya Holding AS*	45,389	30,218
Sekerbank Turk AS	183,608	25,864
TAV Havalimanlari Holding AS*	8,012	63,669
Tekfen Holding AS*	16,364	26,409
Turk Hava Yollari AO*	44,707	422,704
Turk Telekomunikasyon AS*	26,876	39,753
Turkcell Iletisim Hizmetleri AS	64,192	197,757
Turkiye Garanti Bankasi AS	29,467	101,427
Turkiye Is Bankasi, Class C	240,689	116,826
Turkiye Petrol Rafinerileri AS	18,968	96,133
Turkiye Sinai Kalkinma Bankasi AS*	82,882	29,747
Turkiye Sise ve Cam Fabrikalari AS	63,955	98,318
Turkiye Vakiflar Bankasi TAO, Class D*	49,462	33,384
Vestel Elektronik Sanayi ve Ticaret AS*	6,125	14,771
Yapi ve Kredi Bankasi AS	56,920	58,916
Zorlu Enerji Elektrik Uretim AS*	148,541	25,155
		2,266,412

United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	238,788	521,394
Abu Dhabi National Hotels	397,983	65,012
AL Seer Marine Supplies & Equipment Co. LLC*	19,486	21,857
Aldar Properties PJSC	79,511	135,513
Amanat Holdings PJSC	35,677	10,685
Dana Gas PJSC*	597,125	103,233
Deyaar Development PJSC	130,763	25,455
Dubai Investments PJSC	191,176	109,823
Emaar Properties PJSC	480,887	1,073,584
Emirates NBD Bank PJSC	99,871	448,645
EMSTEEL Building Materials PJSC*	173,164	60,817
Multiply Group PJSC*	215,570	120,315
RAK Properties PJSC	118,699	34,256
Ras Al Khaimah Ceramics	45,645	30,198
		2,760,787

TOTAL COMMON STOCKS
(Identified Cost $171,803,905)		204,868,500

PREFERRED STOCKS — 1.7%
Brazil — 1.7%
Banco ABC Brasil SA, 7.031%	12,087	47,871
Banco Bradesco SA, 10.595%	100,741	223,104
Banco do Estado do Rio Grande do Sul SA, 5.280%	14,808	30,066
Eucatex SA Industria e Comercio, 6.181%	3,800	10,190
Marcopolo SA, 7.743%	12,819	14,562
Petroleo Brasileiro SA, 14.347%	444,945	3,028,596
Raizen SA, 6.566%	87,020	45,922
Randon SA Implementos e Participacoes, 5.328%	9,200	17,972
Usinas Siderurgicas de Minas Gerais SA Usiminas, 3.579%	26,592	37,628
		3,455,911

Colombia — 0.0%
Grupo de Inversiones Suramericana SA, 5.365%	4,895	28,798

Philippines — 0.0%
Cebu Air, Inc., 6.000%*	12,909	7,280

India — 0.0%
Sundaram Clayton Ltd.*§	250	574

TOTAL PREFERRED STOCKS (Identified Cost $2,351,308)		3,492,563

RIGHTS AND WARRANTS — 0.0%
Brazil — 0.0%
Grupo Casas Bahia SA 9/19/24*	37,720	67
China — 0.0%
MMG Ltd. 7/5/24*@	94,400	4,171

TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		4,238

SHORT-TERM INVESTMENTS — 1.3%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 5.000%	256,107	256,107
Collateral For Securities On Loan — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio 5.330%	2,366,712	2,366,712

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,622,819)		2,622,819

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

Total Investments — 101.5%
(Identified Cost $176,778,032)		$210,988,120
Liabilities in excess of Cash and Other Assets — (1.5%)		(3,168,714)
Net Assets — 100.0%		$207,819,406

†	See Note 1
*	Non-income producing security
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2024 amounted to $4,213,483 or 2.03% of the net assets of the Fund.
@	A portion or all of the security was held on loan. As of June 30, 2024, the fair value of the securities on loan was $5,405,129.
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024

	SHARES	VALUE†

COMMON STOCKS — 99.2%
Diversified REITs — 2.0%
American Assets Trust, Inc.	6,032	$134,996
Broadstone Net Lease, Inc.	17,587	279,106
CTO Realty Growth, Inc. @	2,292	40,018
Empire State Realty Trust, Inc., Class A	11,500	107,870
Essential Properties Realty Trust, Inc.	16,991	470,821
Gladstone Commercial Corp.	3,518	50,202
Global Net Lease, Inc.	20,205	148,507
One Liberty Properties, Inc.	1,734	40,714
WP Carey, Inc.	22,561	1,241,983
		2,514,217

Health Care REITs — 11.5%
Alexandria Real Estate Equities, Inc.	15,998	1,871,286
CareTrust REIT, Inc.	13,438	337,294
Community Healthcare Trust, Inc.	2,728	63,808
Diversified Healthcare Trust	9,600	29,280
Global Medical REIT, Inc.	5,127	46,553
Healthcare Realty Trust, Inc.	40,417	666,072
Healthpeak Properties, Inc.	71,531	1,402,008
LTC Properties, Inc.	3,972	137,034
Medical Properties Trust, Inc.	62,421	269,034
National Health Investors, Inc.	4,433	300,247
Omega Healthcare Investors, Inc.	24,829	850,393
Sabra Health Care REIT, Inc.	23,529	362,347
Universal Health Realty Income Trust	1,361	53,270
Ventas, Inc.	41,144	2,109,041
Welltower, Inc.	55,291	5,764,087
		14,261,754

Hotel & Resort REITs — 2.9%
Apple Hospitality REIT, Inc.	22,630	329,040
Braemar Hotels & Resorts, Inc.	5,308	13,535
Chatham Lodging Trust	5,496	46,826
DiamondRock Hospitality Co.	21,351	180,416
Host Hotels & Resorts, Inc.	71,566	1,286,757
Park Hotels & Resorts, Inc.	21,492	321,950
Pebblebrook Hotel Trust	13,051	179,451
RLJ Lodging Trust	16,642	160,263
Ryman Hospitality Properties, Inc.	5,776	576,791
Service Properties Trust	17,100	87,894
Summit Hotel Properties, Inc.	10,209	61,152
Sunstone Hotel Investors, Inc.	19,666	205,706
Xenia Hotels & Resorts, Inc.	11,059	158,476
		3,608,257

Industrial REITs — 12.6%
Americold Realty Trust, Inc.	27,426	700,460
EastGroup Properties, Inc.	4,776	812,397
First Industrial Realty Trust, Inc.	13,467	639,817
Innovative Industrial Properties, Inc.	2,731	298,280
LXP Industrial Trust	29,881	272,515
Plymouth Industrial REIT, Inc.	4,195	89,689
Prologis, Inc.	93,996	10,556,691
Rexford Industrial Realty, Inc.	22,139	987,178
STAG Industrial, Inc.	18,477	666,281
Terreno Realty Corp.	9,469	560,375
		15,583,683

Office REITs — 3.3%
Boston Properties, Inc.	15,165	933,557
Brandywine Realty Trust	17,779	79,650
City Office REIT, Inc.	5,176	25,776
COPT Defense Properties	11,500	287,845
Cousins Properties, Inc.	15,619	361,580
Douglas Emmett, Inc.	17,099	227,588
Easterly Government Properties, Inc.	9,677	119,705
Equity Commonwealth*	10,906	211,576
Highwoods Properties, Inc.	10,772	282,980
Hudson Pacific Properties, Inc.	12,646	60,827
JBG SMITH Properties	9,420	143,467
Kilroy Realty Corp.	11,369	354,372
NET Lease Office Properties	1,572	38,703
Office Properties Income Trust	3,570	7,283
Orion Office REIT, Inc.	6,753	24,243
Paramount Group, Inc.	17,848	82,636
Piedmont Office Realty Trust, Inc., Class A	10,998	79,736
SL Green Realty Corp.	6,602	373,937
Vornado Realty Trust	16,470	432,996
		4,128,457

Residential REITs — 15.1%
American Homes 4 Rent, Class A	33,362	1,239,732
Apartment Investment & Management Co., Class A*	13,399	111,078
AvalonBay Communities, Inc.	14,441	2,987,698
Bluerock Homes Trust, Inc.	412	7,210
BRT Apartments Corp.	400	6,988
Camden Property Trust	10,828	1,181,443
Centerspace	1,534	103,744
Clipper Realty, Inc.	1,167	4,213
Elme Communities	10,445	166,389
Equity LifeStyle Properties, Inc.	18,025	1,173,968
Equity Residential	34,784	2,411,923
Essex Property Trust, Inc.	6,528	1,776,922
Independence Realty Trust, Inc.	22,877	428,715
Invitation Homes, Inc.	62,257	2,234,404
Mid-America Apartment Communities, Inc.	11,869	1,692,638
NexPoint Residential Trust, Inc.	2,384	94,192
Sun Communities, Inc.	12,654	1,522,782
UDR, Inc.	31,819	1,309,352
UMH Properties, Inc.	5,369	85,850
Veris Residential, Inc.	8,319	124,785
		18,664,026

Retail REITs — 14.5%
Acadia Realty Trust	9,876	176,978
Agree Realty Corp.	9,877	611,781
Alexander’s, Inc.	303	68,133
Brixmor Property Group, Inc.	30,770	710,479
Federal Realty Investment Trust	7,572	764,545
Getty Realty Corp.	4,639	123,676
InvenTrust Properties Corp.	6,885	170,473
Kimco Realty Corp.	68,516	1,333,321
Kite Realty Group Trust	22,305	499,186
Macerich Co. (The)	21,929	338,584

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Retail REITs (Continued)
NETSTREIT Corp.@	6,691	$107,725
NNN REIT, Inc.	18,574	791,252
Phillips Edison & Co., Inc.	12,315	402,824
Realty Income Corp.	88,922	4,696,860
Regency Centers Corp.	17,823	1,108,591
Retail Opportunity Investments Corp.	13,055	162,274
Saul Centers, Inc.	1,365	50,191
Simon Property Group, Inc.	33,201	5,039,912
SITE Centers Corp.	19,258	279,241
Tanger, Inc.	10,913	295,851
Urban Edge Properties	12,150	224,410
Whitestone REIT	4,776	63,568
		18,019,855

Specialized REITs — 37.3%
American Tower Corp.	47,467	9,226,635
Crown Castle, Inc.	44,115	4,310,036
CubeSmart	22,861	1,032,631
Digital Realty Trust, Inc.	33,057	5,026,317
EPR Properties	7,721	324,128
Equinix, Inc.	9,652	7,302,703
Esc War Ind*§	9,141	—
Extra Space Storage, Inc.	21,511	3,343,025
Four Corners Property Trust, Inc.	9,280	228,938
Gaming & Leisure Properties, Inc.	27,527	1,244,496
Global Self Storage, Inc.	997	4,845
Iron Mountain, Inc.	29,936	2,682,864
Lamar Advertising Co., Class A	8,935	1,068,001
National Storage Affiliates Trust	7,272	299,752
Outfront Media, Inc.	15,691	224,381
Public Storage	16,087	4,627,426
SBA Communications Corp.	10,921	2,143,792
Uniti Group, Inc.	20,375	59,495
VICI Properties, Inc.	107,488	3,078,456
		46,227,921

TOTAL COMMON STOCKS
(Identified Cost $71,310,575)		123,008,170

SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 5.000%	242,800	242,800

Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 5.330%	110,402	110,402

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $353,202)		353,202

Total Investments — 99.5%
(Identified Cost $71,663,777)		123,361,372
Cash and Other Assets, Less Liabilities — 0.5%		636,134
Net Assets — 100.0%		$123,997,506

†	See Note 1
@	A portion or all of the security was held on loan. As of June 30, 2024, the fair value of the securities on loan was $136,081.
*	Non-income producing security
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2024

	SHARES	VALUE†

MUTUAL FUNDS — 100.1%
Others — 100.1%
SA Emerging Markets Value Fund €	138,353	$1,483,148
SA Global Fixed Income Fund €	373,429	3,301,112
SA International Value Fund €	325,315	4,320,186
SA Real Estate Securities Fund €	62,188	674,737
SA U.S. Core Market Fund €	110,424	3,726,794
SA U.S. Fixed Income Fund €	345,350	3,284,281
SA U.S. Small Company Fund €	53,738	1,463,291
SA U.S. Value Fund €	171,211	3,686,160
		21,939,709

TOTAL MUTUAL FUNDS
(Identified Cost $19,009,702)		21,939,709

Total Investments — 100.1%
(Identified Cost $19,009,702)		21,939,709
Liabilities in excess of Cash and Other Assets — (0.1%)		(17,377)
Net Assets — 100.0%		$21,922,332

†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the affiliated Underlying SA Funds.

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2024

	SA	SA	SA
	U.S. Fixed	Global Fixed	U.S. Core
	Income Fund	Income Fund	Market Fund
ASSETS
Investments in unaffiliated securities, at value(1)	$464,043,310	$595,547,901	$689,349,195
Investments in affiliated securities, at value	—	—	—
Cash	—	—	—
Foreign currency, at value	—	356,614	—
Receivable for investments sold	—	—	—
Dividends and interest receivable	3,657,467	4,241,056	324,692
Receivable for fund shares sold	210,920	258,793	217,613
Unrealized appreciation on forward foreign currency exchange contracts (Note 1)	—	200,413	—
Receivable from the Adviser (Note 2)	1,594	—	—
Receivable for tax reclaims	—	—	—
Prepaid expenses	18,542	19,896	20,680
Other assets	—	—	650
Total Assets	467,931,833	600,624,673	689,912,830

LIABILITIES
Payable for investments purchased	—	—	—
Payable for fund shares redeemed	176,861	313,262	732,463
Due to custodian bank	—	—	295,496
Collateral for securities on loan (Note 1)	—	14,008,000	69,686
Unrealized depreciation on forward foreign currency exchange contracts (Note 1)	—	765,624	—
Advisory fee payable (Note 2)	57,529	120,053	228,539
Sub-Advisory fee payable (Note 2)	11,506	14,406	16,893
Sub-Administration fee payable (Note 2)	13,694	17,147	19,460
Custody and accounting fees payable	15,973	27,623	24,821
Shareholder servicing fee payable (Note 2)	57,529	72,033	84,463
Transfer agent fee payable	12,495	13,643	15,743
Professional fees payable	30,935	26,970	34,856
Accrued foreign capital gains tax	—	—	—
Accrued expenses and other liabilities	14,853	30,930	35,381
Total Liabilities	391,375	15,409,691	1,557,801
NET ASSETS	$467,540,458	$585,214,982	$688,355,029
NET ASSETS CONSIST OF:
Paid-in capital	$501,717,328	$643,700,104	$125,883,433
Total distributable earnings (loss)(2)	(34,176,870)	(58,485,122)	562,471,596
NET ASSETS	$467,540,458	$585,214,982	$688,355,029
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	49,160,401	66,177,756	20,395,593
Net asset value per share	$9.51	$8.84	$33.75

The accompanying notes are an integral part of these financial statements.

SA	SA	SA	SA International	SA Emerging	SA	SA Worldwide
U.S. Value	U.S. Small	International	Small Company	Markets	Real Estate	Moderate
Fund	Company Fund	Value Fund	Fund	Value Fund	Securities Fund	Growth Fund

$546,490,701	$308,941,678	$577,852,111	$250,019,496	$210,988,120	$123,361,372	$—
—	—	—	—	—	—	21,939,709
104,486	145,998	—	—	929	116,948	—
—	—	1,471,836	—	1,146,709	—	—
121,010	222,194	1,243,700	123,000	329,000	267,424	—
357,990	178,976	1,175,037	—	1,081,258	453,677	—
266,640	126,083	204,021	102,501	101,811	82,784	6,390
—	—	—	—	—	—	—
—	—	—	—	65,187	9,398	1,199
—	—	3,219,833	—	9,381	—	—
19,032	18,525	19,669	19,524	17,449	16,833	21,359
—	—	—	—	—	10,730	—
547,359,859	309,633,454	585,186,207	250,264,521	213,739,844	124,319,166	21,968,657

—	—	1,217,265	—	409,444	—	4,689
280,216	152,657	341,176	127,997	89,749	82,380	1,701
—	—	687,251	123,000	—	—	—
21,273	672,208	36,936,164	—	2,366,712	110,402	—
—	—	—	—	—	—	—
179,120	101,317	211,018	52,087	75,890	35,086	—
44,780	50,658	90,877	—	60,712	10,025	—
15,725	9,120	15,570	7,243	5,637	3,756	650
16,997	20,306	38,720	6,177	68,756	10,186	6,280
67,170	37,994	68,157	31,252	25,297	15,037	—
15,075	14,796	15,143	14,490	13,320	13,278	434
34,934	34,856	58,102	34,934	143,755	34,562	32,153
—	—	—	—	2,659,699	—	—
27,265	6,881	16,980	1,064	1,467	6,948	418
702,555	1,100,793	39,696,423	398,244	5,920,438	321,660	46,325
$546,657,304	$308,532,661	$545,489,784	$249,866,277	$207,819,406	$123,997,506	$21,922,332

$302,278,606	$162,240,202	$432,105,985	$150,739,048	$187,749,767	$71,282,978	$18,439,273
244,378,698	146,292,459	113,383,799	99,127,229	20,069,639	52,714,528	3,483,059
$546,657,304	$308,532,661	$545,489,784	$249,866,277	$207,819,406	$123,997,506	$21,922,332
25,395,752	11,331,408	41,063,306	12,127,046	19,386,785	11,432,235	1,873,262
$21.53	$27.23	$13.28	$20.60	$10.72	$10.85	$11.70

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2024 (Continued)

	SA	SA	SA
	U.S. Fixed	Global Fixed	U.S. Core
	Income Fund	Income Fund	Market Fund
Identified cost of unaffiliated investments	$465,389,363	$599,165,606	$129,224,320
Identified cost of affiliated investments	$—	$—	$—
Cost of foreign currency	$—	$357,912	$—
(1) Including securities on loan, at value (see Note 1)	$—	$22,713,041	$1,774,006
(2) Net of deferred capital gain country tax of:	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

SA	SA	SA	SA International	SA Emerging	SA	SA Worldwide
U.S. Value	U.S. Small	International	Small Company	Markets	Real Estate	Moderate
Fund	Company Fund	Value Fund	Fund	Value Fund	Securities Fund	Growth Fund
$310,677,962	$160,838,038	$464,733,812	$129,976,570	$176,778,032	$71,663,777	$—
$—	$—	$—	$—	$—	$—	$19,009,702
$—	$—	$1,474,238	$—	$1,147,716	$—	$—
$491,527	$6,547,570	$67,576,925	$—	$5,405,129	$136,081	$—
$—	$—	$—	$—	$2,659,699	$—	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — YEAR ENDED JUNE 30, 2024

	SA U.S.	SA Global	SA U.S.
	Fixed Income	Fixed Income	Core Market
	Fund	Fund	Fund
INVESTMENT INCOME
Income:
Unaffiliated dividends	$—	$—	$9,518,992
Affiliated dividends	—	—	—
Interest(1)	22,473,284	28,139,329	64,807
Other income	—	5	27,026
Taxes withheld	—	—	(1,821)
Total Income	22,473,284	28,139,334	9,609,004
Expenses:
Advisory fees (Note 2)	678,455	1,524,253	2,598,333
Shareholder Servicing fees (Note 2)	678,455	914,552	974,375
Sub-Advisory fees (Note 2)	135,691	182,910	187,401
Sub-Administration fees (Note 2)	79,612	107,367	115,223
Trustees’ fees and expenses (Note 2)	38,750	38,750	38,750
Custody and accounting fees	59,459	130,702	107,440
Transfer agent fees	71,598	73,546	86,588
Professional fees*	53,504	59,794	50,504
Registration fees	33,845	37,386	34,113
Shareholders report printing expenses	37,563	58,347	53,370
Insurance expenses	—	—	—
Other expenses**	29,075	34,802	141,869
Total expenses before waivers and reimbursements:	1,896,007	3,162,409	4,387,966
Less: Fee waiver by the Adviser (Note 2)	(86,794)	—	(57,666)
Net expenses	1,809,213	3,162,409	4,330,300
Net investment income	20,664,071	24,976,925	5,278,704
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments(2)^	(541,864)	9,670,935	67,903,575
Investments in affiliates	—	—	—
Forward foreign currency exchange contracts	—	3,874,805	—
Foreign currency transactions	—	18,250	—
Capital gain distributions from underlying funds	—	—	370,760
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments(3)	3,122,347	(8,612,135)	64,135,545
Investments in affiliates	—	—	—
Forward foreign currency exchange contracts	—	1,282,434	—
Foreign currency transactions	—	(24,994)	—
Net realized and unrealized gain on investments and foreign currency transactions and translation	2,580,483	6,209,295	132,409,880
Net increase in net assets resulting from operations	$23,244,554	$31,186,220	$137,688,584
(1) Interest income includes security lending income of:	$—	$20,772	$16,469
(2) Net of capital gain country tax of:	$—	$—	$—
(3) Net of increase of deferred capital gain country tax accrual of:	$—	$—	$—

*	Professional fees include, but are not limited to, fees associated with legal, audit and tax services.
**	Other expenses include, but are not limited to, fees associated with insurance and printing services and ReFlow.
^	For the year ended June 30, 2024, the SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, and SA Real Estate Securities Fund had redemptions-in-kind of securities in the amount of $68,009,769, $40,434,494, $22,221,457, $14,542,929 and $4,793,736 respectively. Net realized gains (losses) on investments includes the realized gain on the transactions of $63,658,282, $28,476,826, $16,058,289, $6,864,416 and $2,715,307, respectively, which will not be realized by the Funds for tax purposes.

The accompanying notes are an integral part of these financial statements.

SA U.S.	SA U.S.	SA	SA International	SA Emerging	SA Real Estate	SA Worldwide
Value	Small Company	International	Small Company	Markets Value	Securities	Moderate
Fund	Fund	Value Fund	Fund	Fund	Fund	Growth Fund

$12,700,898	$4,303,995	$24,308,452	$7,181,290	$8,276,162	$4,237,631	$—
—	—	—	—	—	—	509,936
60,573	41,183	283,842	—	69,591	19,323	—
63,592	59,910	496	—	—	—	—
—	(4,019)	(2,221,968)	—	(966,341)	—	—
12,825,063	4,401,069	22,370,822	7,181,290	7,379,412	4,256,954	509,936

2,133,318	1,218,865	2,452,653	616,072	876,374	427,084	—
799,994	457,074	817,551	369,643	292,125	183,036	—
533,330	609,433	1,090,068	—	701,099	122,024	—
93,013	53,189	95,126	43,236	34,053	21,480	3,902
38,750	38,750	38,750	38,750	38,750	38,750	38,750
68,275	87,700	164,290	25,915	282,489	47,055	26,735
82,592	80,975	82,499	79,090	72,684	72,578	3,394
50,504	50,563	75,250	50,504	180,872	50,210	51,504
33,122	30,817	32,438	28,763	30,317	28,423	27,777
44,348	29,261	47,182	26,411	26,516	23,250	17,698
—	—	—	—	—	—	8,377
95,546	60,462	70,030	14,771	79,280	37,725	10,801
3,972,792	2,717,089	4,965,837	1,293,155	2,614,559	1,051,615	188,938
—	—	(42,838)	—	(589,162)	(125,535)	(188,938)
3,972,792	2,717,089	4,922,999	1,293,155	2,025,397	926,080	—
8,852,271	1,683,980	17,447,823	5,888,135	5,354,015	3,330,874	509,936

40,878,399	23,141,832	17,326,044	3,399,203	1,987,876	3,774,553	—
—	—	—	—	—	—	485,877
—	—	631	—	966	—	—
—	—	(58,116)	—	(120,324)	—	—
—	—	—	—	—	—	50,983

29,723,357	8,540,338	30,266,370	14,069,593	23,433,647	(313,435)	—
—	—	—	—	—	—	1,655,169
—	—	—	—	—	—	—
—	—	(59,560)	—	(2,686)	—	—

70,601,756	31,682,170	47,475,369	17,468,796	25,299,479	3,461,118	2,192,029
$79,454,027	$33,366,150	$64,923,192	$23,356,931	$30,653,494	$6,791,992	$2,701,965
$10,577	$21,415	$250,518	$—	$55,218	$2,535	$—
$—	$—	$—	$—	$226,026	$—	$—
$—	$—	$—	$—	$1,555,385	$—	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$20,664,071	$10,641,846
Net realized gain (loss) on investments and foreign currency transactions	(541,864)	(6,535,175)
Net increase (decrease) in unrealized appreciation (depreciation)	3,122,347	2,972,420
Net increase (decrease) in net assets from operations	23,244,554	7,079,091

Distributions to shareholders:
Investor Class	(21,020,646)	(8,262,472)
Select Class(a)	—	(2,529,260)
Total distributions to shareholders	(21,020,646)	(10,791,732)

Capital share transactions
Proceeds from sale of shares
Investor Class	113,250,771	416,790,234	(b)
Select Class(a)	—	9,346,480
	113,250,771	426,136,714
Value of distributions reinvested
Investor Class	20,737,460	8,174,816
Select Class(a)	—	2,503,640
	20,737,460	10,678,456
Cost of shares redeemed
Investor Class	(75,205,828)	(74,306,097)
Select Class(a)	—	(414,094,652	)(b)
	(75,205,828)	(488,400,749)
Tax-free interclass conversion
Investor Class	—	(47,203)
Select Class(a)	—	47,203
	—	—
Total capital share transactions	58,782,403	(51,585,579)
Total increase (decrease) in net assets	61,006,311	(55,298,220)

NET ASSETS
Beginning of year	$406,534,147	$461,832,367
End of year	$467,540,458	$406,534,147

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund			SA U.S. Core Market Fund
Year Ended	Year Ended		Year Ended	Year Ended
June 30, 2024	June 30, 2023		June 30, 2024	June 30, 2023

$24,976,925	$14,200,100		$5,278,704	$5,659,768
13,563,990	(47,589,759)		68,274,335	35,824,253
(7,354,695)	40,837,446		64,135,545	65,430,073
31,186,220	7,447,787		137,688,584	106,914,094

(7,999,993)	(18,787,117)		(5,568,395)	(31,997,503)
—	(3,999,164)		—	—
(7,999,993)	(22,786,281)		(5,568,395)	(31,997,503)

57,181,206	697,161,653	(c)	115,643,405	594,629,964	(d)
—	19,545,558		—	16,838,788
57,181,206	716,707,211		115,643,405	611,468,752

7,903,805	18,613,725		5,392,211	31,305,591
—	3,964,077		—	—
7,903,805	22,577,802		5,392,211	31,305,591

(176,513,811)	(120,544,720)		(205,676,471)	(126,889,441)
—	(678,883,998	)(c)	—	(534,028,957	)(d)
(176,513,811)	(799,428,718)		(205,676,471)	(660,918,398)

—	(63,682)		—	(82,452)
—	63,682		—	82,452
—	—		—	—
(111,428,800)	(60,143,705)		(84,640,855)	(18,144,055)
(88,242,573)	(75,482,199)		47,479,334	56,772,536

$673,457,555	$748,939,754		$640,875,695	$584,103,159
$585,214,982	$673,457,555		$688,355,029	$640,875,695

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Fixed Income Fund
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	11,888,797	44,451,239	(b)
Select Class(a)	—	984,015
Shares issued for distributions reinvested
Investor Class	2,183,411	869,365
Select Class(a)	—	264,097
Shares redeemed
Investor Class	(7,876,344)	(7,877,726)
Select Class(a)	—	(44,079,131	)(b)
Tax-free interclass conversion
Investor Class	—	(5,011)
Select Class(a)	—	5,000
Net increase (decrease) in fund shares	6,195,864	(5,388,152)
(a)	Effective October 26, 2022, each Fund converted its Select Class shares into its Investor Class shares and all the Investor Class shares were redesignated as shares of the Fund with no name.
(b)	Includes automatic conversion from Select Class shares of $388,870,466 representing 41,420,313 shares into 41,490,581 Investor Class shares.
(c)	Includes automatic conversion from Select Class shares of $636,280,968 representing 74,708,925 shares into 74,600,310 Investor Class shares.
(d)	Includes automatic conversion from Select Class shares of $510,617,519 representing 20,507,057 shares into 20,412,453 Investor Class shares.

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund			SA U.S. Core Market Fund
Year Ended	Year Ended		Year Ended	Year Ended
June 30, 2024	June 30, 2023		June 30, 2024	June 30, 2023

6,542,373	81,782,678	(c)	3,883,930	23,737,954	(d)
—	2,263,737		—	663,858

896,123	2,222,202		183,284	1,327,070
—	460,939		—	—

(20,322,712)	(14,201,099)		(6,883,284)	(5,012,660)
—	(79,652,877	)(c)	—	(21,433,395	)(d)

—	(7,400)		—	(3,250)
—	7,412		—	3,265
(12,884,216)	(7,124,408)		(2,816,070)	(717,158)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,852,271	$9,063,132
Net realized gain (loss) on investments and foreign currency transactions	40,878,399	24,829,240
Net increase (decrease) in unrealized appreciation (depreciation)	29,723,357	22,385,154
Net increase (decrease) in net assets from operations	79,454,027	56,277,526

Distributions to shareholders:
Investor Class	(8,913,929)	(37,682,984)
Select Class(a)	—	—
Total distributions to shareholders	(8,913,929)	(37,682,984)

Capital share transactions
Proceeds from sale of shares
Investor Class	81,107,589	543,036,027	(b)
Select Class(a)	—	13,362,519
	81,107,589	556,398,546
Value of distributions reinvested
Investor Class	8,705,450	37,067,906
Select Class(a)	—	—
	8,705,450	37,067,906
Cost of shares redeemed
Investor Class	(133,893,450)	(116,735,600)
Select Class(a)	—	(491,721,644	)(b)
	(133,893,450)	(608,457,244)
Tax-free interclass conversion
Investor Class	—	(103,118)
Select Class(a)	—	103,118
	—	—
Total capital share transactions	(44,080,411)	(14,990,792)
Total increase (decrease) in net assets	26,459,687	3,603,750

NET ASSETS
Beginning of year	$520,197,617	$516,593,867
End of year	$546,657,304	$520,197,617

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund			SA International Value Fund
Year Ended	Year Ended		Year Ended	Year Ended
June 30, 2024	June 30, 2023		June 30, 2024	June 30, 2023

$1,683,980	$1,825,292		$17,447,823	$19,526,278
23,141,832	12,084,959		17,268,559	(328,124)
8,540,338	29,037,209		30,206,810	66,754,962
33,366,150	42,947,460		64,923,192	85,953,116

(11,191,018)	(9,248,061)		(18,494,533)	(21,242,831)
—	—		—	—
(11,191,018)	(9,248,061)		(18,494,533)	(21,242,831)

45,969,264	303,499,620	(c)	54,729,582	491,513,082	(d)
—	7,168,836		—	15,295,136
45,969,264	310,668,456		54,729,582	506,808,218

10,947,235	9,099,972		18,066,374	20,986,104
—	—		—	—
10,947,235	9,099,972		18,066,374	20,986,104

(76,159,280)	(61,197,619)		(119,158,469)	(102,241,956)
—	(278,607,332	)(c)	—	(471,759,098	)(d)
(76,159,280)	(339,804,951)		(119,158,469)	(574,001,054)

—	(14,643)		—	(77,915)
—	14,643		—	77,915
—	—		—	—
(19,242,781)	(20,036,523)		(46,362,513)	(46,206,732)
2,932,351	13,662,876		66,146	18,503,553

$305,600,310	$291,937,434		$545,423,638	$526,920,085
$308,532,661	$305,600,310		$545,489,784	$545,423,638

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	4,027,124	28,471,484	(b)
Select Class(a)	—	717,407
Shares issued for distributions reinvested
Investor Class	438,341	2,067,368
Select Class(a)	—	—
Shares redeemed
Investor Class	(6,623,520)	(6,238,858)
Select Class(a)	—	(25,832,120	)(b)
Tax-free interclass conversion
Investor Class	—	(5,660)
Select Class(a)	—	5,683
Net decrease in fund shares	(2,158,055)	(814,696)
(a)	Effective October 26, 2022, each Fund converted its Select Class shares into its Investor Class shares and all the Investor Class shares were redesignated as shares of the Fund with no name.
(b)	Includes automatic conversion from Select Class shares of $469,351,404 representing 24,627,398 shares into 24,533,425 Investor Class shares.
(c)	Includes automatic conversion from Select Class shares of $265,166,445 representing 11,100,822 shares into 11,074,720 Investor Class shares.
(d)	Includes automatic conversion from Select Class shares of $452,121,916 representing 43,049,800 shares into 42,903,552 Investor Class shares.

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund			SA International Value Fund
Year Ended	Year Ended		Year Ended	Year Ended
June 30, 2024	June 30, 2023		June 30, 2024	June 30, 2023

1,767,069	12,650,157	(c)	4,270,468	46,316,995	(d)
—	301,658		—	1,447,657

414,825	392,918		1,453,449	1,900,915
—	—		—	—

(2,914,439)	(2,519,240)		(9,327,226)	(8,776,053)
—	(11,667,416	)(c)	—	(44,917,844	)(d)

—	(561)		—	(7,590)
—	563		—	7,620
(732,545)	(841,921)		(3,603,309)	(4,028,300)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$5,888,135	$5,925,649
Net realized gain (loss) on investments and foreign currency transactions	3,399,203	542,379
Net increase (decrease) in unrealized appreciation (depreciation)	14,069,593	21,341,505
Net increase (decrease) in net assets from operations	23,356,931	27,809,533

Distributions to shareholders:
Investor Class	(8,184,779)	(13,986,010)
Select Class(a)	—	—
Total distributions to shareholders	(8,184,779)	(13,986,010)

Capital share transactions
Proceeds from sale of shares
Investor Class	17,674,837	217,127,428	(b)
Select Class(a)	—	8,677,472
	17,674,837	225,804,900
Value of distributions reinvested
Investor Class	8,027,729	13,809,504
Select Class(a)	—	—
	8,027,729	13,809,504
Cost of shares redeemed
Investor Class	(37,799,767)	(34,230,590)
Select Class(a)	—	(209,704,012	)(b)
	(37,799,767)	(243,934,602)
Tax-free interclass conversion
Investor Class	—	(50,325)
Select Class(a)	—	50,325
	—	—
Total capital share transactions	(12,097,201)	(4,320,198)
Total increase (decrease) in net assets	3,074,951	9,503,325

NET ASSETS
Beginning of year	$246,791,326	$237,288,001
End of year	$249,866,277	$246,791,326

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund			SA Real Estate Securities Fund
Year Ended	Year Ended		Year Ended	Year Ended
June 30, 2024	June 30, 2023		June 30, 2024	June 30, 2023

$5,354,015	$7,046,667		$3,330,874	$3,501,323
1,868,518	(1,844,092)		3,774,553	3,470,107
23,430,961	8,723,143		(313,435)	(13,923,863)
30,653,494	13,925,718		6,791,992	(6,952,433)

(7,748,185)	(6,277,522)		(3,892,573)	(9,006,102)
—	—		—	—
(7,748,185)	(6,277,522)		(3,892,573)	(9,006,102)

19,642,448	168,230,277	(c)	20,024,138	128,259,038	(d)
—	6,640,753		—	3,286,284
19,642,448	174,871,030		20,024,138	131,545,322

7,626,258	6,211,004		3,818,314	8,870,430
—	—		—	—
7,626,258	6,211,004		3,818,314	8,870,430

(32,437,930)	(26,842,078)		(27,899,113)	(24,055,479)
—	(158,372,192	)(c)	—	(116,259,928	)(d)
(32,437,930)	(185,214,270)		(27,899,113)	(140,315,407)

—	(20,108)		—	(19,896)
—	20,108		—	19,896
—	—		—	—
(5,169,224)	(4,132,236)		(4,056,661)	100,345
17,736,085	3,515,960		(1,157,242)	(15,858,190)

$190,083,321	$186,567,361		$125,154,748	$141,012,938
$207,819,406	$190,083,321		$123,997,506	$125,154,748

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	898,013	12,318,311	(b)
Select Class(a)	—	486,385
Shares issued for distributions reinvested
Investor Class	406,262	771,481
Select Class(a)	—	—
Shares redeemed
Investor Class	(1,910,719)	(1,808,824)
Select Class(a)	—	(12,003,743	)(b)
Tax-free interclass conversion
Investor Class	—	(2,939)
Select Class(a)	—	2,954
Net decrease in fund shares	(606,444)	(236,375)
(a)	Effective October 26, 2022, each Fund converted its Select Class shares into its Investor Class shares and all the Investor Class shares were redesignated as shares of the Fund with no name.
(b)	Includes automatic conversion from Select Class shares of $200,767,508 representing 11,501,742 shares into 11,445,092 Investor Class shares.
(c)	Includes automatic conversion from Select Class shares of $151,215,525 representing 18,339,602 shares into 18,342,495 Investor Class shares.
(d)	Includes automatic conversion from Select Class shares of $110,708,321 representing 10,314,856 shares into 10,277,702 Investor Class shares.

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund			SA Real Estate Securities Fund
Year Ended	Year Ended		Year Ended	Year Ended
June 30, 2024	June 30, 2023		June 30, 2024	June 30, 2023

1,990,590	20,221,150	(c)	1,916,538	11,925,062	(d)
—	744,798		—	280,610

796,060	704,195		348,386	868,798
—	—		—	—

(3,273,339)	(2,946,143)		(2,654,387)	(2,264,555)
—	(19,148,297	)(c)	—	(10,786,475	)(d)

—	(2,249)		—	(1,766)
—	2,249		—	1,772
(486,689)	(424,297)		(389,463)	23,446

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA Worldwide Moderate Growth Fund
	Year Ended	Year Ended
	June 30, 2024	June 30, 2023
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$509,936	$559,419
Net realized gain (loss) on investments and foreign currency transactions	536,860	1,190,879
Net increase (decrease) in unrealized appreciation (depreciation)	1,655,169	523,672
Net increase (decrease) in net assets from operations	2,701,965	2,273,970
Distributions to shareholders	(922,426)	(1,732,292)

Capital share transactions
Proceeds from sale of shares	2,621,268	2,163,784
Value of distributions reinvested	919,357	1,725,778
Cost of shares redeemed	(5,666,665)	(5,334,057)
Total capital share transactions	(2,126,040)	(1,444,495)
Total increase (decrease) in net assets	(346,501)	(902,817)

NET ASSETS
Beginning of year	$22,268,833	$23,171,650
End of year	$21,922,332	$22,268,833

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	236,147	205,027
Shares issued for distributions reinvested	83,426	172,233
Shares redeemed	(508,686)	(501,925)
Net decrease in fund shares	(189,113)	(124,665)

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
	SA U.S. Fixed Income Fund
	Year Ended June 30,
	2024		2023		2022	2021		2020
Net asset value, beginning of period	$9.46		$9.54		$10.12	$10.17		$10.16

Income from investment operations:
Net investment income (loss)	0.44	(1)	0.23	(1)	0.01 (1)	(0.02	)(1)(2)	0.13 (1)
Net realized and unrealized gain (loss) on investments	0.05		(0.08)		(0.58)	(0.03	)(2)	0.01
Total from investment operations	0.49		0.15		(0.57)	(0.05)		0.14

Less distributions from:
Net investment income	(0.44)		(0.23)		(0.01)	(0.00	)(3)	(0.13)

Net asset value, end of period	$9.51		$9.46		$9.54	$10.12		$10.17

Total return	5.27%		1.65%		(5.63)%	(0.48)%		1.42%
Net assets, end of period (000s)	$467,540		$406,534		$52,715	$68,818		$80,440
Ratio of net expenses to average net assets	0.40%		0.41%		0.63%	0.64%		0.63%
Ratio of gross expenses to average net assets	0.42	%(4)	0.44	%(4)	0.63%	0.64%		0.63%
Ratio of net investment income (loss) to average net assets	4.57%		2.46%		0.10%	(0.15)%		1.28%
Portfolio turnover rate	154%		29%		203%	113%		49%
(1)	Calculated based on average shares outstanding during the year.
(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(3)	Amount rounds to less than $(0.005) per share.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Year Ended June 30,
	2024	2023	2022	2021		2020
Net asset value, beginning of period	$8.52	$8.71	$9.44	$9.42		$9.63

Income from investment operations:
Net investment income (loss)	0.36 (1)	0.17 (1)	0.03 (1)	(0.03	)(1)	0.00	(1)(2)
Net realized and unrealized gain (loss) on investments	0.08	(0.08)	(0.74)	0.05		0.14
Total from investment operations	0.44	(0.09)	(0.71)	0.02		0.14

Less distributions from:
Net investment income	(0.12)	(0.28)	(0.02)	—		(0.35)

Net asset value, end of period	$8.84	$8.52	$8.71	$9.44		$9.42

Total return	5.19%	1.06%	(7.50)%	0.21%		1.46%
Net assets, end of period (000s)	$585,215	$673,458	$80,670	$88,378		$100,567
Ratio of net expenses to average net assets	0.52%	0.52%	0.71%	0.73%		0.73%
Ratio of gross expenses to average net assets	0.52%	0.52%	0.71%	0.73%		0.73%
Ratio of net investment income (loss) to average net assets	4.10%	2.01%	0.37%	(0.30)%		0.01%
Portfolio turnover rate	182%	97%	103%	111%		58%

(1) Calculated based on average shares outstanding during the year.

(2) Amount rounds to less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Year Ended June 30,
	2024		2023		2022	2021	2020
Net asset value, beginning of period	$27.61		$24.52		$30.22	$23.37	$24.79

Income from investment operations:
Net investment income	0.24	(1)	0.24	(1)	0.14 (1)	0.14 (1)	0.23 (1)
Net realized and unrealized gain (loss) on investments	6.15		4.23		(3.46)	8.87	1.43
Total from investment operations	6.39		4.47		(3.32)	9.01	1.66

Less distributions from:
Net investment income	(0.25)		(0.22)		(0.11)	(0.22)	(0.26)
Capital gains	—		(1.16)		(2.27)	(1.94)	(2.82)
Total distributions	(0.25)		(1.38)		(2.38)	(2.16)	(3.08)

Net asset value, end of period	$33.75		$27.61		$24.52	$30.22	$23.37

Total return	23.29%		19.19%		(12.44)%	39.94%	6.31%
Net assets, end of period (000s)	$688,355		$640,876		$77,555	$106,102	$112,429
Ratio of net expenses to average net assets	0.67	%(3)	0.68	%(3)	0.86%	0.87%	0.88%
Ratio of gross expenses to average net assets	0.68	%(2)(4)	0.69	%(2)(4)	0.86%	0.87%	0.88%
Ratio of net investment income to average net assets	0.81%		0.94%		0.48%	0.53%	0.98%
Portfolio turnover rate	1%		3%		9%	1%	3%
(1)	Calculated based on average shares outstanding during the year.
(2)	Gross expenses before waivers of expenses.
(3)	The ratio of net expenses to average net assets excluding ReFlow liquidity program fee were as follows: Year ended June 30, 2024 0.65% Year ended June 30, 2023 0.66%
(4)	The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee were as follows: Year ended June 30, 2024 0.66% Year ended June 30, 2023 0.68%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Year Ended June 30,
	2024		2023		2022	2021	2020
Net asset value, beginning of period	$18.88		$18.28		$20.71	$14.10	$17.13

Income from investment operations:
Net investment income	0.33	(1)	0.32	(1)	0.26 (1)	0.21 (1)	0.28 (1)
Net realized and unrealized gain (loss) on investments	2.66		1.67		(1.80)	6.66	(2.39)
Total from investment operations	2.99		1.99		(1.54)	6.87	(2.11)

Less distributions from:
Net investment income	(0.34)		(0.33)		(0.22)	(0.26)	(0.26)
Capital gains	—		(1.06)		(0.67)	—	(0.66)
Total distributions	(0.34)		(1.39)		(0.89)	(0.26)	(0.92)

Net asset value, end of period	$21.53		$18.88		$18.28	$20.71	$14.10

Total return	15.96%		11.31%		(7.88)%	49.17%	(13.42)%
Net assets, end of period (000s)	$546,657		$520,198		$59,594	$80,613	$74,571
Ratio of net expenses to average net assets	0.74	%(2)	0.77	%(2)	0.94%	0.95%	0.95%
Ratio of gross expenses to average net assets	0.74	%(3)	0.77	%(3)	0.94%	0.95%	0.95%
Ratio of net investment income to average net assets	1.66%		1.72%		1.26%	1.24%	1.71%
Portfolio turnover rate	6%		5%		10%	5%	10%

(1)	Calculated based on average shares outstanding during the year.
(2)	The ratio of net expenses to average net assets excluding ReFlow liquidity program fee were as follows: Year ended June 30, 2024 0.73% Year ended June 30, 2023 0.75%
(3)	The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee were as follows: Year ended June 30, 2024 0.73% Year ended June 30, 2023 0.75%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Year Ended June 30,
	2024		2023		2022	2021	2020
Net asset value, beginning of period	$25.33		$22.68		$33.74	$21.77	$25.46

Income from investment operations:
Net investment income	0.14	(1)	0.15	(1)	0.09 (1)	0.06 (1)	0.09 (1)
Net realized and unrealized gain (loss) on investments	2.72		3.25		(4.02)	12.60	(2.62)
Total from investment operations	2.86		3.40		(3.93)	12.66	(2.53)

Less distributions from:
Net investment income	(0.14)		(0.12)		(0.07)	(0.06)	(0.07)
Capital gains	(0.82)		(0.63)		(7.06)	(0.63)	(1.09)
Total distributions	(0.96)		(0.75)		(7.13)	(0.69)	(1.16)

Net asset value, end of period	$27.23		$25.33		$22.68	$33.74	$21.77

Total return	11.43%		15.29%		(15.24)%	58.84%	(10.66)%
Net assets, end of period (000s)	$308,533		$305,600		$34,945	$59,623	$55,701
Ratio of net expenses to average net assets	0.89	%(3)	0.91	%(3)	1.09%	1.14%	1.14%
Ratio of gross expenses to average net assets	0.89	%(2)(4)	0.91	%(2)(4)	1.09%	1.14%	1.14%
Ratio of net investment income to average net assets	0.55%		0.60%		0.31%	0.20%	0.38%
Portfolio turnover rate	7%		8%		7%	7%	14%

(1) Calculated based on average shares outstanding during the year.
(2) Gross expenses before waivers of expenses.
(3) The ratio of net expenses to average net assets excluding ReFlow liquidity program fee were as follows:
Year ended June 30, 2024	0.88%
Year ended June 30, 2023	0.90%
(4) The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee were as follows:
Year ended June 30, 2024	0.88%
Year ended June 30, 2023	0.90%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Year Ended June 30,
	2024		2023		2022	2021	2020
Net asset value, beginning of period	$12.21		$10.86		$12.25	$8.71	$10.96

Income from investment operations:
Net investment income	0.41	(1)	0.41	(1)	0.41 (1)	0.28 (1)	0.19 (1)
Net realized and unrealized gain (loss) on investments	1.10		1.39		(1.43)	3.48	(2.03)
Total from investment operations	1.51		1.80		(1.02)	3.76	(1.84)

Less distributions from:
Net investment income	(0.44)		(0.45)		(0.37)	(0.22)	(0.41)

Net asset value, end of period	$13.28		$12.21		$10.86	$12.25	$8.71

Total return	12.57%		17.05%		(8.57)%	43.64%	(17.62)%
Net assets, end of period (000s)	$545,490		$545,424		$56,827	$80,507	$80,664
Ratio of net expenses to average net assets	0.90	%(3)	0.91	%(3)	1.11%	1.11%	1.11%
Ratio of gross expenses to average net assets	0.91	%(2)(4)	0.93	%(2)(4)	1.11%	1.11%	1.11%
Ratio of net investment income to average net assets	3.20%		3.63%		3.36%	2.64%	1.92%
Portfolio turnover rate	12%		11%		12%	9%	13%

(1) Calculated based on average shares outstanding during the year.
(2) Gross expenses before waivers of expenses.
(3) The ratio of net expenses to average net assets excluding ReFlow liquidity program fee were as follows:
Year ended June 30, 2024	0.90%
Year ended June 30, 2023	0.91%
(4) The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee were as follows:
Year ended June 30, 2024	0.91%
Year ended June 30, 2023	0.92%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Year Ended June 30,
	2024	2023		2022	2021		2020
Net asset value, beginning of period	$19.38	$18.39		$24.44	$17.32		$19.75

Income from investment operations:
Net investment income	0.47 (1)	0.45	(1)	0.44 (1)	0.24	(1)	0.31 (1)
Net realized and unrealized gain (loss) on investments	1.41	1.64		(5.16)	7.31		(1.57)
Total from investment operations	1.88	2.09		(4.72)	7.55		(1.26)

Less distributions from:
Net investment income	(0.51)	(0.33)		(0.57)	(0.24)		(0.35)
Capital gains	(0.15)	(0.77)		(0.76)	(0.19)		(0.82)
Total distributions	(0.66)	(1.10)		(1.33)	(0.43)		(1.17)

Net asset value, end of period	$20.60	$19.38		$18.39	$24.44		$17.32

Total return	9.86%	11.85%		(20.33)%	43.94%		(7.26)%
Net assets, end of period (000s)	$249,866	$246,791		$26,761	$43,416		$41,203
Ratio of net expenses to average net assets†	0.52%	0.55%		0.74%	0.75%		0.75%
Ratio of gross expenses to average net assets†	0.52%	0.55	%(2)	0.74%	0.75	%(2)	0.75%
Ratio of net investment income to average net assets†(3)	2.39%	2.43%		1.92%	1.11%		1.63%
Portfolio turnover rate(4)	4%	7%		8%	2%		6%
†	The DFA International Small Company Portfolio expenses are not included in the stated expense information of the SA International Small Co. Fund. Financial statements and other information about the DFA Portfolio are available at https://www.dimensional.com.
(1)	Calculated based on average shares outstanding during the year.
(2)	Gross expenses before waivers of expenses.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Financial statements and other information about the DFA Portfolio are available at https://www.dimensional.com.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.56	$9.20	$11.15	$7.75	$9.85

Income from investment operations:
Net investment income	0.27 (1)	0.35 (1)	0.32 (1)	0.17 (1)	0.18 (1)
Net realized and unrealized gain (loss) on investments	1.29	0.32	(1.97)	3.40	(2.07)
Total from investment operations	1.56	0.67	(1.65)	3.57	(1.89)

Less distributions from:
Net investment income	(0.40)	(0.31)	(0.30)	(0.17)	(0.21)

Net asset value, end of period	$10.72	$9.56	$9.20	$11.15	$7.75

Total return	16.83%	7.72%	(15.07)%	46.51%	(19.60)%
Net assets, end of period (000s)	$207,819	$190,083	$17,439	$24,222	$22,078
Ratio of net expenses to average net assets	1.04%	1.05%	1.24%	1.32%	1.35%
Ratio of gross expenses to average net assets(2)	1.34%	1.34%	1.54%	1.61%	1.61%
Ratio of net investment income to average net assets	2.75%	3.82%	3.05%	1.83%	2.06%
Portfolio turnover rate	13%	12%	19%	22%	22%
(1)	Calculated based on average shares outstanding during the year.
(2)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Year Ended June 30,
	2024		2023		2022	2021	2020
Net asset value, beginning of period	$10.59		$12.00		$13.95	$11.02	$12.43

Income from investment operations:
Net investment income	0.29	(1)	0.29	(1)	0.15 (1)	0.17 (1)	0.22 (1)
Net realized and unrealized gain (loss) on investments	0.31		(0.91)		(0.85)	3.20	(1.08)
Total from investment operations	0.60		(0.62)		(0.70)	3.37	(0.86)

Less distributions from:
Net investment income	(0.30)		(0.19)		(0.13)	(0.29)	(0.15)
Capital gains	(0.04)		(0.60)		(1.12)	(0.15)	(0.40)
Total distributions	(0.34)		(0.79)		(1.25)	(0.44)	(0.55)

Net asset value, end of period	$10.85		$10.59		$12.00	$13.95	$11.02

Total return	5.61%		(4.95)%		(6.51)%	31.57%	(7.47)%
Net assets, end of period (000s)	$123,998		$125,155		$15,527	$23,828	$24,097
Ratio of net expenses to average net assets	0.76	%(3)	0.77	%(3)	0.95%	0.95%	0.95%
Ratio of gross expenses to average net assets(2)	0.86	%(4)	0.87	%(4)	1.02%	1.05%	1.02%
Ratio of net investment income to average net assets	2.73%		2.67%		1.04%	1.44%	1.82%
Portfolio turnover rate	2%		2%		2%	4%	3%

(1) Calculated based on average shares outstanding during the year.
(2) Gross expenses before waivers of expenses.
(3) The ratio of net expenses to average net assets excluding ReFlow liquidity program fee were as follows:
Year ended June 30, 2024	0.75%
Year ended June 30, 2023	0.76%
(4) The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee were as follows:
Year ended June 30, 2024	0.85%
Year ended June 30, 2023	0.86%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Worldwide Moderate Growth Fund
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.80	$10.59	$12.16	$9.54	$10.83

Income from investment operations:
Net investment income (loss)	0.26 (1)	0.26 (1)	0.16 (1)	0.14 (1)	0.24 (1)
Net realized and unrealized gain (loss) on investments	1.11	0.79	(1.19)	3.01	(0.97)
Total from investment operations	1.37	1.05	(1.03)	3.15	(0.73)

Less distributions from:
Net investment income	(0.21)	(0.27)	(0.16)	(0.20)	(0.25)
Capital gains	(0.26)	(0.57)	(0.38)	(0.33)	(0.31)
Total distributions	(0.47)	(0.84)	(0.54)	(0.53)	(0.56)

Net asset value, end of period	$11.70	$10.80	$10.59	$12.16	$9.54

Total return	12.87%	10.57%	(8.97)%	33.71%	(7.33)%
Net assets, end of period (000s)	$21,922	$22,269	$23,172	$27,169	$30,464
Ratio of net expenses to average net assets(2)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of gross expenses to average net assets(2)(3)	0.86%	0.78%	0.67%	0.69%	0.54%
Ratio of net investment income to average net assets(2)(4)	2.31%	2.46%	1.38%	1.24%	2.36%
Portfolio turnover rate	11%	115%	25%	11%	23%
(1)	Calculated based on average shares outstanding during the year.
(2)	These ratios exclude the impact of the underlying affiliated funds as represented in the Portfolio of Investments.
(3)	Gross expenses before waivers of expenses.
(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2024

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following ten Funds, each of which (with the exception of the SA Worldwide Moderate Growth Fund) is a diversified mutual fund as defined in the 1940 Act. Each Fund represents a distinct portfolio with its own investment objective. Refer to the Prospectus for each Fund’s investment objective:

SA U.S. Fixed Income Fund
SA Global Fixed Income Fund
SA U.S. Core Market Fund
SA U.S. Value Fund
SA U.S. Small Company Fund
SA International Value Fund
SA International Small Company Fund
SA Emerging Markets Value Fund
SA Real Estate Securities Fund
SA Worldwide Moderate Growth Fund

The SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, and SA International Small Company Fund commenced investment operations on August 5, 1999, the SA Global Fixed Income Fund commenced operations on July 29, 1999, the SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund commenced operations on April 2, 2007, and the SA Worldwide Moderate Growth Fund, commenced operations on July 1, 2015.

The SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., a separate registered investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”), an open-end management investment company. As of June 30, 2024, the SA International Small Company Fund held approximately 2.08% of the DFA Portfolio. The SA International Small Company Fund adheres closely to the accounting for a fund-of-funds investments under the AICPA Audit and Accounting Guide for Investment Companies. The performance of the SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. Financial statements and other information about the DFA International Small Company Portfolio are available at https://www.dimensional.com.

SA Worldwide Moderate Growth Fund invested substantially all of its assets in the Underlying SA Funds. The Underlying SA Funds managed by Buckingham Strategic Partners, LLC (the “Adviser”) comprise various asset categories and strategies. The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the SA Worldwide Moderate Growth Fund invests approximately 70% of its assets in equity investments and approximately 30% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds. The performance of the SA Worldwide Moderate Growth Fund is directly affected by the performance of the Underlying SA Funds. The financial statements

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2024 (Continued)

of the Underlying SA Funds are included elsewhere in the report and should be read in conjunction with the financial statements of the SA Worldwide Moderate Growth Fund.

Use of Estimates — The Funds are investment companies that follow the investment company accounting and reporting guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the valuation designee (“Valuation Designee”) appointed by the Board of Trustees (the “Board” or “Trustees”) pursuant to procedures approved by the Board of Trustees. The Board of Trustees has designated the Adviser as the Valuation Designee for the Funds.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Valuation Designee.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Valuation

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2024 (Continued)

Designee. For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Valuation Designee may consider various factors, including unobservable market inputs when arriving at fair value. The Valuation Designee may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Valuation Designee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee or Valuation Designee’s own assumptions used to determine the fair value of investments).

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2024 (Continued)

The tables below provide a summary of the inputs as of June 30, 2024, in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable		Total Fair Value
	Investments	Inputs	Inputs		as of
Description	(Level 1)	(Level 2)	(Level 3)		June 30, 2024
SA U.S. Fixed Income Fund
Assets
Yankee Corporate Bonds And Notes	$—	$66,635,848	$—		$66,635,848
Corporate Bonds and Notes	—	114,540,690	—		114,540,690
U.S. Government and Agency Obligations	—	281,380,777	—		281,380,777
Short-Term Investments	1,485,995	—	—		1,485,995
Total Investments	$1,485,995	$462,557,315	$—		$464,043,310
SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$579,254,971	$—		$579,254,971
Short-Term Investments	16,292,930	—	—		16,292,930
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	200,413	—		200,413
Total Investments	$16,292,930	$579,455,384	$—		$595,748,314
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(765,624)	$—		$(765,624)
SA U.S. Core Market Fund
Assets
Common Stocks	$661,180,469	$—	$0	†	$661,180,469
Mutual Funds	26,564,131	—	—		26,564,131
Short-Term Investments	1,604,595	—	—		1,604,595
Total Investments	$689,349,195	$—	$0		$689,349,195
SA U.S. Value Fund
Assets
Common Stocks	$545,553,495	$—	$—		$545,553,495
Short-Term Investments	937,206	—	—		937,206
Total Investments	$546,490,701	$—	$—		$546,490,701

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2024 (Continued)

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable		Total Fair Value
	Investments	Inputs	Inputs		as of
Description	(Level 1)	(Level 2)	(Level 3)		June 30, 2024
SA U.S. Small Company Fund
Assets
Common Stocks	$307,959,851	$—	$41,950	†	$308,001,801
Preferred Stocks	27,636	—	—		27,636
Short-Term Investments	912,241	—	—		912,241
Total Investments	$308,899,728	$—	$41,950		$308,941,678
SA International Value Fund
Assets
Common Stocks	$535,499,345	$—	$—		$535,499,345
Preferred Stocks	3,892,489	—	—		3,892,489
Short-Term Investments	38,460,277	—	—		38,460,277
Total Investments	$577,852,111	$—	$—		$577,852,111
SA International Small Company Fund
Assets
Mutual Funds	$250,019,496	$—	$—		$250,019,496
Total Investments	$250,019,496	$—	$—		$250,019,496
SA Emerging Markets Value Fund
Assets
Common Stocks	$204,827,123	$28,229	$13,148	†	$204,868,500
Preferred Stocks	3,491,989	—	574		3,492,563
Rights and Warrants	4,238	—	—		4,238
Short-Term Investments	2,622,819	—	—		2,622,819
Total Investments	$210,946,169	$28,229	$13,722		$210,988,120
SA Real Estate Securities Fund
Assets
Common Stocks	$123,008,170	$—	$0	†	$123,008,170
Short-Term Investments	353,202	—	—		353,202
Total Investments	$123,361,372	$—	$0		$123,361,372
SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$21,939,709	$—	$—		$21,939,709
Total Investments	$21,939,709	$—	$—		$21,939,709

† Contains securities with a market value of zero.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. There were no significant Level 3 assets and/or liabilities held at the beginning or end of the period.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2024 (Continued)

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or Dimensional Fund Advisor LP (the “Sub-Adviser”) specifically identifies as not being available. Any gain or loss in the fair price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current fair market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair value of the loaned securities with respect to other U.S. securities and 105% of the current fair value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

As of June 30, 2024, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

			Value of
	Value	Value of Cash	Non-Cash	Total
	of Securities	Collateral	Collateral*	Collateral
SA Global Fixed Income Fund	$22,713,041	$14,008,000	$9,345,147	$23,353,147
SA U.S. Core Market Fund	1,774,006	69,686	1,769,736	1,839,422
SA U.S. Value Fund	491,527	21,273	499,648	520,921
SA U.S. Small Company Fund	6,547,570	672,208	6,108,055	6,780,263
SA International Value Fund	67,576,925	36,936,164	33,820,924	70,757,088
SA Emerging Markets Value Fund	5,405,129	2,366,712	3,306,562	5,673,274
SA Real Estate Securities Fund	136,081	110,402	30,220	140,622

* The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2024 (Continued)

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements
		As of June 30, 2024
	Overnight and		Between
Securities Lending Transaction(1)	Continuous	<30 days	30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$14,008,000	$—	$—	$—	$14,008,000
Total Borrowings	$14,008,000	$—	$—	$—	$14,008,000
Gross amount of recognized liabilities for securities lending transactions					$14,008,000
SA U.S. Core Market Fund
Government Money Market	$69,686	$—	$—	$—	$69,686
Total Borrowings	$69,686	$—	$—	$—	$69,686
Gross amount of recognized liabilities for securities lending transactions					$69,686
SA U.S. Value Fund
Government Money Market	$21,273	$—	$—	$—	$21,273
Total Borrowings	$21,273	$—	$—	$—	$21,273
Gross amount of recognized liabilities for securities lending transactions					$21,273
SA U.S. Small Company Fund
Government Money Market	$672,208	$—	$—	$—	$672,208
Total Borrowings	$672,208	$—	$—	$—	$672,208
Gross amount of recognized liabilities for securities lending transactions					$672,208
SA International Value Fund
Government Money Market	$36,936,164	$—	$—	$—	$36,936,164
Total Borrowings	$36,936,164	$—	$—	$—	$36,936,164
Gross amount of recognized liabilities for securities lending transactions					$36,936,164
SA Emerging Markets Value Fund
Government Money Market	$2,366,712	$—	$—	$—	$2,366,712
Total Borrowings	$2,366,712	$—	$—	$—	$2,366,712
Gross amount of recognized liabilities for securities lending transactions					$2,366,712
SA Real Estate Securities Fund
Government Money Market	$110,402	$—	$—	$—	$110,402
Total Borrowings	$110,402	$—	$—	$—	$110,402
Gross amount of recognized liabilities for securities lending transactions					$110,402

(1) Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2024 (Continued)

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2024 (Continued)

The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that will help the SA Global Fixed Income Fund mitigate its counterparty risk, the SA Global Fixed Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the SA Global Fixed Income Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the SA Global Fixed Income Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the SA Global Fixed Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in its Statement of Assets and Liabilities.

The following tables, grouped into appropriate risk categories, disclose the amounts related to the Fund’s use of derivative instruments and hedging activities at June 30, 2024, on a gross basis:

			Gain or (Loss) on Derivatives Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Realized Gain(3)	Change in Depreciation(4)
Foreign currency	$200,413	$(765,624)	$3,874,805	$1,282,434
(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Realized gain (loss) on: forward foreign currency exchange contracts.
(4)	Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: forward foreign currency exchange contracts.

Forward Currency Contracts Assets and Collateral Held by Counterparty as of June 30, 2024:

Counterparty	Gross Amount of Assets Presented in Statements of Assets & Liabilities	Financial Instruments Available for Offset	Collateral Received	Net Amount
State Street Bank and Trust Co.	$200,413	$(200,413)	$—	$—

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2024 (Continued)

Forward Currency Contracts Liabilities and Collateral Pledged as of June 30, 2024:

Counterparty	Gross Amount of Liabilities Presented in Statements of Assets & Liabilities	Financial Instruments Available for Offset	Collateral Received	Net Amount
State Street Bank and Trust Co.	$(447,381)	$200,413	$—	$(246,968)
UBS	(318,243)	—	—	(318,243)

For the fiscal year ended June 30, 2024, the average monthly principal amount of forward foreign currency exchange contracts was $343,755,344.

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

Investment income and realized and unrealized gains(losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, or capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of June 30, 2024, if any, are reflected in each Fund’s Statement of Assets and Liabilities. The Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2024 (Continued)

on existing tax rates and holding periods of the securities. As of June 30, 2024, SA Emerging Markets Value Fund recorded a deferred liability for potential future India and Thailand capital gains taxes of $2,617,087 and $42,612, respectively.

Federal Income Tax — Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income and net capital gain to their shareholders. Therefore, no income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2024, and for all open tax year, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation. The Funds record interest and penalties, if any, on the Statements of Operations.

The Trust’s management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2020 - 2022), or expected to be taken in the Funds’ 2023 tax returns.

As of June 30, 2024, for U.S. federal income tax purposes, the Funds have realized capital losses which may be carried forward indefinitely to offset future net realized gains as follows:

	Unlimited Short-Term Losses	Unlimited Long-Term Losses
SA U.S. Fixed Income Fund	$(28,186,396)	$(4,643,000)
SA Global Fixed Income Fund	(32,365,880)	(35,506,545)
SA International Value Fund	(4,243,920)	(8,384,943)
SA Emerging Markets Value Fund	—	(10,112,540)

The federal income tax character of distributions paid to shareholders during the fiscal years ended June 30, 2024 and 2023 were as follows:

	2024		2023
	Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain
SA U.S. Fixed Income Fund	$21,020,646	$—	$10,791,732	$—
SA Global Fixed Income Fund	7,999,993	—	22,786,281	—
SA U.S. Core Market Fund	5,568,395	—	5,200,751	26,796,752
SA U.S. Value Fund	8,913,929	—	9,132,478	28,550,506
SA U.S. Small Company Fund	2,291,715	8,899,303	1,480,401	7,767,660
SA International Value Fund	18,494,533	—	21,242,831	—
SA International Small Company Fund	6,343,298	1,841,481	4,197,396	9,788,614
SA Emerging Markets Value Fund	7,748,185	—	6,277,522	—
SA Real Estate Securities Fund	3,472,342	420,231	2,190,859	6,815,243
SA Worldwide Moderate Growth Fund	474,681	447,745	563,331	1,168,961

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2024 (Continued)

As of June 30, 2024, the components of distributable earnings on a federal income tax basis were:

	Undistributed Ordinary Income	Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post October Capital/ Late Year Ordinary Loss	Capital Loss Carryforward
SA U.S. Fixed Income Fund	$—	$—	$(1,347,474)	$—	$(32,829,396)
SA Global Fixed Income Fund	13,273,752	—	(3,557,664)	—	(67,872,425)
SA U.S. Core Market Fund	2,401,190	—	560,070,406	—	—
SA U.S. Value Fund	6,458,435	2,156,816	235,763,447	—	—
SA U.S. Small Company Fund	—	—	148,058,635	(1,770,157)	—
SA International Value Fund	13,128,093	—	112,936,141	—	(12,628,863)
SA International Small Company Fund	1,981,831	1,731,458	95,413,940	—	—
SA Emerging Markets Value Fund	5,156,816	—	27,692,130	—	(10,112,540)
SA Real Estate Securities Fund	1,509,696	217,918	50,986,914	—	—
SA Worldwide Moderate Growth Fund	125,644	466,528	2,890,887	—	—

During the fiscal year ended June 30, 2024, the SA International Value Fund and the SA Emerging Markets Value Fund utilized $9,279,867 and $2,105,458 of capital loss carryforward, respectively.

At June 30, 2024, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, including forward foreign currency exchange contracts, as computed on a federal income tax basis for each fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	$465,390,784	$546,561	$(1,894,035)	$(1,347,474)
SA Global Fixed Income Fund	599,166,986	754,455	(4,312,119)	(3,557,664)
SA U.S. Core Market Fund	129,278,789	561,576,120	(1,505,714)	560,070,406
SA U.S. Value Fund	310,727,254	249,518,747	(13,755,300)	235,763,447
SA U.S. Small Company Fund	160,883,043	157,977,983	(9,919,348)	148,058,635
SA International Value Fund	464,915,970	147,169,782	(34,233,641)	112,936,141
SA International Small Company Fund	154,605,556	95,413,940	—	95,413,940
SA Emerging Markets Value Fund	183,295,990	58,680,588	(30,988,458)	27,692,130
SA Real Estate Securities Fund	72,374,458	55,294,855	(4,307,941)	50,986,914
SA Worldwide Moderate Growth Funds	19,048,822	2,890,887	—	2,890,887

Distributions to Shareholders — Each Fund, excluding the SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income, if any, annually. The SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2024 (Continued)

The SA Real Estate Securities Fund characterizes distributions received from REIT (Real Estate Investment Trust) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date, a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income and net capital gains for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences such as wash sales, passive foreign investment companies, non-REIT return of capital, partnership basis adjustments, and foreign currency transactions that will reverse in a subsequent period. During any particular year, a Fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to a Fund if not distributed and, therefore, will be distributed to shareholders annually.

At June 30, 2024, as a result of permanent book-to-tax differences, the following reclassifications were made on the Statements of Assets and Liabilities. These differences primarily relate to the utilization of earnings and profits distributed to shareholders on redemption of shares and realized gains and losses on redemptions in-kind:

	Paid in Capital	Total distributable earnings (loss)
SA U.S. Fixed Income Fund	$(96,129)	$96,129
SA U.S. Core Market Fund	68,708,426	(68,708,426)
SA U.S. Value Fund	32,462,318	(32,462,318)
SA U.S. Small Company Fund	17,123,034	(17,123,034)
SA International Value Fund	6,864,416	(6,864,416)
SA International Small Company Fund	12,190	(12,190)
SA Real Estate Securities Fund	3,254,908	(3,254,908)
SA Worldwide Moderate Growth Fund	5,878	(5,878)

2. Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2024 (Continued)

For the advisory and administrative services provided to the Funds under the Investment Advisory Agreement, the Adviser is entitled to receive from each Fund a fee computed daily and payable monthly at the annual rate set forth below:

Fund	Advisory and Administrative Fee
SA U.S. Fixed Income Fund	0.15%
SA Global Fixed Income Fund	0.25%
SA U.S. Core Market Fund	0.40%
SA U.S. Value Fund	0.40%
SA U.S. Small Company Fund	0.40%
SA International Value Fund	0.45%
SA International Small Company Fund	0.25%
SA Emerging Markets Value Fund	0.45%
SA Real Estate Securities Fund	0.35%

The advisory and administration fees for the SA Worldwide Moderate Growth Fund have two components. There is no advisory or administration fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. Prior to August 31, 2023, the Fund was subject to an advisory and administrative fee of 0.25% on assets invested in any other investments.

The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. For the sub-advisory services provided to the Funds under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Sub-Advisory Fees
SA U.S. Fixed Income Fund	0.03%
SA Global Fixed Income Fund	0.03%
SA U.S. Core Market Fund	0.03%*
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.20%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.36%
SA Real Estate Securities Fund	0.10%

* The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2024 (Continued)

The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.15% of the average daily net assets of each Fund. There is no shareholder servicing fee on assets of the SA Worldwide Moderate Growth Fund that are invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The SA Worldwide Moderate Growth Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investment. The SA Worldwide Moderate Growth Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.

The Adviser has contractually agreed, pursuant to a Fee Waiver and Expense Reimbursement Letter Agreement (the “SA Funds Fee Waiver Agreement”), to waive the fees payable to it under the Investment Advisory Agreement and/or to reimburse the operating expenses allocated to an SA Fund to the extent each SA Fund’s shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, redemption liquidity service expenses, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum, as set forth below. The SA Funds Fee Waiver Agreement will remain in effect until October 28, 2025, at which time it may be continued, modified or eliminated and net expenses will be adjusted as necessary.

Fund Expense Limitation (Shown is the resulting ratio of total annual fund operating expenses expressed as a percentage)	Expense Limitation
SA U.S. Fixed Income Fund	0.40%
SA Global Fixed Income Fund	0.55%
SA U.S. Core Market Fund	0.65%
SA U.S. Value Fund	0.75%
SA U.S. Small Company Fund	0.90%
SA International Value Fund	0.90%
SA International Small Company Fund	0.55%
SA Emerging Markets Value Fund	1.04%
SA Real Estate Securities Fund	0.75%

Trustees’ Fees and Expenses — The Trustees of the Trust receive an annual retainer fee of $128,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board receives an annual supplemental compensation of $12,800 per year.

Prior to January 1, 2024, for their services as Trustees, the Trustees of the Trust received an annual retainer fee of $122,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board received an annual supplemental compensation of $12,200 per year.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2024 (Continued)

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.017% of the first $1.5 billion of net assets and 0.014% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $54,000 annually per Fund.

3. Purchases and Sales of Securities

Excluding short-term investments, each Fund’s purchases and sales of securities for the fiscal year ended June 30, 2024 were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
SA U.S. Fixed Income Fund	$491,408,737	$193,461,315	$468,170,036	$103,370,318
SA Global Fixed Income Fund	576,570,725	390,300,608	448,377,486	439,787,483
SA U.S. Core Market Fund	—	3,851,994	—	18,281,933
SA U.S. Value Fund	—	33,301,282	—	34,782,892
SA U.S. Small Company Fund	—	20,209,037	—	22,864,829
SA International Value Fund	—	63,306,918	—	96,205,278
SA International Small Company Fund	—	8,863,290	—	23,266,000
SA Emerging Markets Value Fund	—	26,185,329	—	33,221,895
SA Real Estate Securities Fund	—	3,341,116	—	2,129,307
SA Worldwide Moderate Growth Fund	—	2,401,965	—	4,871,310

4. Liquidity

Certain Funds are permitted to participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in participating Funds and request that such redemption be met in kind in accordance with the Funds’ redemption in-kind policies.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2024 (Continued)

During the fiscal year ended June 30, 2024, the following Funds utilized ReFlow. The shares and amounts ReFlow subscribed to and redemptions-in-kind were as follows:

Fund	Shares ReFlow Subscribed to	Amount ReFlow Subscribed to	Redemptions- in-kind Shares	Redemptions- in-kind Amount
SA U.S. Core Market Fund	2,444,908	$73,194,099	(2,470,214)	$(73,961,517)
SA U.S. Value Fund	2,188,447	44,435,068	(2,187,627)	(44,403,791)
SA U.S. Small Company Fund	960,073	25,171,908	(955,339)	(25,091,110)
SA International Value Fund	1,242,368	16,464,890	(1,204,539)	(15,957,917)
SA Real Estate Securities Fund	798,980	8,421,064	(793,104)	(8,393,008)

5. Affiliated Ownership

The SA Worldwide Moderate Growth Fund invests in Underlying Securities and other Investment Companies, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). A summary of the transactions with each Affiliated Underlying Fund during the fiscal year ended June 30, 2024 follows:

Affiliated Investment Companies	Beginning Value as of June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales of Affiliated Investment Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2024	Shares as of June 30, 2024	Dividend Income from Affiliated Investment Companies	Capital Gain Distributions from Affiliated Investment Companies
SA U.S. Fixed Income Fund	$1,993,098	$1,379,548	$(92,820)	$827	$3,628	$3,284,281	$345,350	$123,633	$—
SA Global Fixed Income Fund	4,650,561	126,861	(1,631,750)	36,283	119,157	3,301,112	373,429	45,135	—
SA U.S. Core Market Fund	3,738,764	124,799	(904,878)	166,214	601,895	3,726,794	110,424	33,382	—
SA U.S. Value Fund	3,747,332	159,605	(729,690)	50,548	458,365	3,686,160	171,211	64,762	—
SA U.S. Small Company Fund	1,489,421	142,007	(282,733)	27,648	86,948	1,463,291	53,738	8,457	48,610
SA International Value Fund	4,491,942	296,313	(862,283)	155,683	238,531	4,320,186	325,315	154,408	—
SA Emerging Markets Value Fund	1,489,207	93,976	(274,498)	48,091	126,372	1,483,148	138,353	60,547	—
SA Real Estate Securities Fund	667,683	78,856	(92,658)	583	20,273	674,737	62,188	19,612	2,373
Totals	$22,268,008	$2,401,965	$(4,871,310)	$485,877	$1,655,169	$21,939,709		$509,936	$50,983

6. Recent Accounting Pronouncements

In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure

SA FUNDS
NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2024 (Continued)

requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

7. Executive Order in Response to Continued Russian Federation Aggression

In reaction to Russia’s actions in Europe, President Biden issued certain executive orders that, among other things, prohibited new investment in and certain services to the Russian Federation. Under these executive orders, all U.S. person are prohibited from new investment in the Russian Federation. These actions may materially impact the investability of Russian securities, and management have taken certain actions in response to such actions, and will continue to evaluate and determine what, if any, additional actions are required. Additionally, Russia has imposed restrictions on the ability of US investors to engage in transactions involving securities issued by Russian companies that are being held in Russian custodial accounts which could affect the ability to trade such securities.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events that require recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

SA Funds – Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SA Funds – Investment Trust, comprising SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund, SA Real Estate Securities Fund and SA Worldwide Moderate Growth Fund (the “Funds”) as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2020.

COHEN & COMPANY, LTD.

Cleveland, Ohio

August 27, 2024

SA FUNDS
ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (844) 366-0905 or by visiting the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number, emailing fundadministration@buckinghamgroup.com, visiting the Funds website at http://www.sa-funds.com, or visiting the SEC’s website at http://www.sec.gov.

Additional Information

This report is prepared for the general information of shareholders and is not an offer of shares of the SA Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

More information about the SA Funds is available without charge, upon request, please mail, visit the Funds’ website or call:

SA Funds – Investment Trust

c/o Buckingham Strategic Partners, LLC

8182 Maryland Ave.

Suite 500

Saint Louis, MO 63105

Toll-free: 1-844-366-0905

Website: http://www.sa-funds.com

Trustees and Officers’ Information

Information regarding the Trustees and executive officers of the Trust is listed below. The Board is responsible for managing the business and affairs of the Trust. The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust have the responsibility for the day-to-day management of the Funds. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s performance. The Board is comprised entirely of Trustees who are not “interested persons” of the Trust, as such term is defined under the 1940 Act (the “Independent Trustees”).

Officers of the Trust listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Adviser or its affiliated entities. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

SA FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

Independent Trustees:

Name, Address,(1) and Year of Birth	Position(s) Held with Trust and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held
Bryan W. Brown Year of Birth: 1945	Trustee (since April 1999) Chairman (since December 2004)	Self-Employed Management Consultant (financial and technological systems) (since 1992).	10	Director/Officer, Kilohana Martial Arts Association (since June 2018).

Charles M. Roame Year of Birth: 1965	Trustee (since June 2012)	Managing Partner, Tiburon Strategic Advisors & Tiburon CEO Summits (since April 1998).	10	Director, Edelman Financial Engines (provider of financial planning & investment advisory services) (since January 2014). Director, FacetWealth (provider of financial planning services) (since February 2018). Director, DPL Financial Partners (insurance management platform) (since February 2022). Director, Allspring Global Investments (financial services) (since May 2022).

Harold M. Shefrin Year of Birth: 1948	Trustee (since April 1999)	Faculty member, Santa Clara University (since 1978).	10	Trustee, Litman Gregory Funds Trust (11 portfolios) (since February 2005).
(1)	The address of each Trustee is: Buckingham Strategic Partners, LLC, 8182 Maryland Avenue, Suite 500, St. Louis, Missouri 63105.
(2)	Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-844-366-0905. It is also available on the Funds’ website at: http://www.sa-funds.com.

SA FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

Interested Trustee and Officers of the Trust

Name, Address(1) and Year of Birth	Position(s) Held with Trust and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Jonathan Scheid* Year of Birth: 1976	Trustee (since September 2023) and President and Chief Executive Officer (since June 2023).	President, Buckingham Strategic Partners (since 2023); Managing Director, Buckingham Wealth Partners (2022 - September 2023); Managing Director, Buckingham Strategic Partners (2019-2021); Vice President, Buckingham Strategic Partners (2018-2019).

Dan Anderson* Year of Birth: 1976	Chief Financial and Accounting Officer and Treasurer (since March 2023).	Chief Financial Officer, Buckingham Strategic Wealth, LLC and Buckingham Strategic Partners, LLC (since January 2018); Chief Financial Officer, BAM Management LLC (since January 2018).

Jeffery Yorg*	Chief Compliance Officer and Anti-Money Laundering Compliance Officer (since July 2021)	Chief Compliance Officer and Associate General Counsel, Buckingham Strategic Partners, LLC (since October 2019); Chief Compliance Officer, Head of Compliance Legal and Risk, and Deputy Chief Risk Officer, Gurtin Municipal Bond Management, LLC (2014-2019).

Marcy Tsagarakis* Year of Birth: 1971	Secretary (since June 2006).	Director, Fund Administration, Buckingham Strategic Partners, LLC (since December 2018).
(1)	The address of each Trustee and officer is: Buckingham Strategic Partners, LLC, 8182 Maryland Avenue, Suite 500, St. Louis, Missouri 63105.
(2)	Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed. The Trust’s officers are appointed annually by the Board.

SA FUNDS
TAX INFORMATION NOTICE (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for the fiscal year ended June 30, 2024:

Foreign Tax Credits – For the fiscal year ended June 30, 2024, the following Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders, all of which represents taxes witheld.

	Foreign Tax Credit	Foreign Source Income
SA International Value Fund	$1,963,136	$24,288,636
SA International Small Company Fund	352,658	3,983,477
SA Emerging Markets Value Fund	804,480	8,276,162
SA Worldwide Moderate Growth Fund	21,000	214,956

Capital Gain Distributions – On December 21, 2023, the following Funds declared long-term capital gain distribution.

SA U.S. Small Company Fund	$8,899,303
SA International Small Company Fund	1,841,481
SA Real Estate Securities Fund	420,231

On December 27, 2023, the SA Worldwide Moderate Growth Fund declared long-term capital gain distribution of $447,745.

Corporate Dividends Received Deduction – The following Funds paid distributions from ordinary income that qualify for the corporate dividends received deduction. The percentage that qualifies is noted below:

SA U.S. Core Market Fund	100.00%
SA U.S. Value Fund	100.00%
SA U.S. Small Company Fund	100.00%
SA International Value Fund	0.10%
SA International Small Company Fund	0.16%
SA Emerging Markets Value Fund	44.88%
SA Worldwide Moderate Growth Fund	21.53%

Qualified Dividend Income – For the fiscal year ended June 30, 2024 certain dividends paid by one or more of the Funds may be designated as qualified dividend income and subject to a maximum federal income tax rate of 15% for individual shareholders (20% for individuals with taxable income exceeding $518,900 or $583,750 if married filing jointly). Complete information will be reported in conjunction with your 2023 Form 1099-DIV.

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Distributor for the SA Funds:
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100,
Portland, ME 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the SA Funds. It is not authorized for distribution to prospective investors in the SA Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the SA Funds’ objectives and policies, experience of its management, and other information.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Board of Directors did not approve any investment advisory contracts during the Funds’ most recent fiscal half-year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures

(a) Within 90 days of the filing date of this Form N-CSR, Jonathan Scheid, the registrant’s President and Chief Executive Officer, and Dan Anderson, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Scheid and Anderson determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-PORT is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1) Code of Ethics referred to in Item 2 is filed herewith.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/Jonathan Scheid
Jonathan Scheid
President and Chief Executive Officer

Date:	September 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jonathan Scheid
Jonathan Scheid
President and Chief Executive Officer

Date:	September 5, 2024

By:	/s/Dan Anderson
Dan Anderson
Treasurer and Chief Financial and Accounting Officer

Date:	September 5, 2024